--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                            THE GLOBAL VALUE SERIES

                        THE GLOBAL LARGE COMPANY SERIES

                        THE GLOBAL SMALL COMPANY SERIES

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001

                                  (UNAUDITED)

                 ---------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
THE DFA INVESTMENT TRUST COMPANY

  Schedules of Investments
    The Global Value Series.................................        1
    The Global Large Company Series.........................        1
    The Global Small Company Series.........................        1

  Statements of Assets and Liabilities......................        2

  Statements of Operations..................................        3

  Statements of Changes in Net Assets.......................        4

  Financial Highlights......................................        5

  Notes to Financial Statements.............................      6-8

DFA INVESTMENT DIMENSIONS GROUP -- LARGE CAP INTERNATIONAL
 PORTFOLIO

  Schedule of Investments...................................     9-19

  Statement of Assets and Liabilities.......................       20

  Statement of Operations...................................       21

  Statements of Changes in Net Assets.......................       22

  Financial Highlights......................................       23

  Notes to Financial Statements.............................    24-26

THE DFA INVESTMENT TRUST COMPANY

  Schedules of Investments
    The U.S. Large Company Series...........................       27
    The U.S. Large Cap Value Series.........................       32
    The U.S. Small Cap Series...............................       34
    The DFA International Value Series......................       66
    The Japanese Small Company Series.......................       73
    The Pacific Rim Small Company Series....................       82
    The United Kingdom Small Company Series.................       92
    The Continental Small Company Series....................       98

  Statements of Assets and Liabilities......................      108

  Statements of Operations..................................      110

  Statements of Changes in Net Assets.......................      112

  Financial Highlights......................................      116

  Notes to Financial Statements.............................      120

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                            SCHEDULES OF INVESTMENTS

                                  MAY 31, 2001
                            THE GLOBAL VALUE SERIES

                                  (UNAUDITED)

                                                                  VALUE+
                                                                  ------
Investment in The U.S. Large Cap Value Series
  of The DFA Investment Trust Company (50.2%) (203,463
  Shares, Cost $3,099,108)..................................    $3,243,200
Investment in The DFA International Value Series
  of The DFA Investment Trust Company (49.8%) (275,158
  Shares, Cost $3,348,579)..................................     3,216,597
                                                                ----------
    Total Investments (100%) (Cost $6,447,987) ++...........    $6,459,797
                                                                ==========

--------------
++The cost for federal income tax purposes is $6,495,270

                        THE GLOBAL LARGE COMPANY SERIES

                                  (UNAUDITED)

                                                                    VALUE+
                                                                    ------
Investment in The U.S. Large Company Series
  of The DFA Investment Trust Company (50.0%) (Cost
  $2,586,982)...............................................      $2,748,748
Investment in The Large Cap International Portfolio
  of DFA Investment Dimensions Group Inc. (50.0%) (174,351
  Shares, Cost $2,835,492)..................................       2,744,285
                                                                  ----------
    Total Investments (100%) (Cost $5,422,474) ++...........      $5,493,033
                                                                  ==========

--------------
++The cost for federal income tax purposes is $5,428,666

                        THE GLOBAL SMALL COMPANY SERIES

                                  (UNAUDITED)

                                                                    VALUE+
                                                                    ------
Investment in The U.S. Small Cap Series
  of The DFA Investment Trust Company (39.5%) (120,137
  Shares, Cost $1,337,766)..................................      $1,385,180
Investment in The Japanese Small Company Series
  of The DFA Investment Trust Company (21.3%) (Cost
  $696,777).................................................         748,215
Investment in The Pacific Rim Small Company Series
  of The DFA Investment Trust Company (9.1%) (Cost
  $327,985).................................................         319,150
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company (9.0%) (Cost
  $313,009).................................................         316,227
Investment in The Continental Small Company Series
  of The DFA Investment Trust Company (21.1%) (Cost
  $730,341).................................................         737,671
                                                                  ----------
    Total Investments (100%) (Cost $3,405,878) ++...........      $3,506,443
                                                                  ==========

--------------
++The cost for federal income tax purposes is $3,406,015
--------------
+See Note B to Financial Statements

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                                             THE         THE
                                                                 THE       GLOBAL      GLOBAL
                                                               GLOBAL       LARGE       SMALL
                                                                VALUE      COMPANY     COMPANY
                                                               SERIES      SERIES      SERIES
                                                              ---------   ---------   ---------
ASSETS:
Investments at Value........................................  $  6,460    $  5,493    $  3,506
Cash........................................................         7          --          --
Receivables from Advisor....................................         9           3           7
                                                              --------    --------    --------
    Total Assets............................................     6,476       5,497       3,513
                                                              --------    --------    --------
LIABILITIES:
Accrued Expenses and Other Liabilities......................        13           3           5
                                                              --------    --------    --------
    Total Liabilities.......................................        13           3           5
                                                              --------    --------    --------
NET ASSETS..................................................  $  6,463    $  5,494    $  3,508
                                                              ========    ========    ========
SHARES OUTSTANDING $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   642,811     660,732     358,954
                                                              ========    ========    ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $  10.05    $   8.31    $   9.77
                                                              ========    ========    ========
PUBLIC OFFERING PRICE PER SHARE.............................  $  10.05    $   8.31    $   9.81
                                                              ========    ========    ========
Investments at Cost.........................................  $  6,448    $  5,422    $  3,406
                                                              ========    ========    ========
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  6,321    $  5,613    $  3,404
Accumulated Net Investment Income (Loss)....................         3           8           5
Accumulated Net Realized Gain (Loss)........................       128        (211)         (2)
Unrealized Appreciation (Depreciation) of Investment
  Securities, Futures and Foreign Currency..................        11          84         101
                                                              --------    --------    --------
    Total Net Assets........................................  $  6,463    $  5,494    $  3,508
                                                              ========    ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                           THE        THE
                                                                THE       GLOBAL     GLOBAL
                                                               GLOBAL     LARGE      SMALL
                                                               VALUE     COMPANY    COMPANY
                                                               SERIES     SERIES     SERIES
                                                              --------   --------   --------
INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................      --         --      $    1
  Net Investment Income from The DFA Investment Trust
    Company.................................................    $ 14      $  10          20
                                                                ----      -----      ------
      Total Investment Income...............................      14         10          21
                                                                ----      -----      ------
EXPENSES
  Accounting and Transfer Agent Fees........................      16          7           8
  Audit Fees................................................       2         --           1
  Other.....................................................      --          1          --
                                                                ----      -----      ------
      Total Expenses........................................      18          8           9
      Less: Expenses Waived or Reimbursed...................     (14)        (8)         (8)
                                                                ----      -----      ------
  Net Expenses..............................................       4         --           1
                                                                ----      -----      ------
  NET INVESTMENT INCOME (LOSS)..............................      10         10          20
                                                                ----      -----      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................     183         --          45
  Net Realized Gain (Loss) on Investment Securities Sold....     (38)      (129)        (31)
  Net Realized Gain (Loss) on Futures.......................      --        (74)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     175         83         163
    Futures.................................................      --         14          --
                                                                ----      -----      ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................     320       (106)        177
                                                                ----      -----      ------
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM
  OPERATIONS................................................    $330      $ (96)     $  197
                                                                ====      =====      ======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                        THE                        THE                        THE
                                                      GLOBAL                  GLOBAL LARGE               GLOBAL SMALL
                                                   VALUE SERIES              COMPANY SERIES             COMPANY SERIES
                                              -----------------------    -----------------------    -----------------------
                                              SIX MONTHS       YEAR      SIX MONTHS     AUG. 21     SIX MONTHS     AUG. 21
                                                 ENDED        ENDED         ENDED          TO          ENDED          TO
                                                MAY 31,      NOV. 30,      MAY 31,      NOV. 30,      MAY 31,      NOV. 30,
                                                 2001          2000         2001          2000         2001          2000
                                              -----------    --------    -----------    --------    -----------    --------
                                              (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............      $   10        $   35       $   10           --        $   20         $  4
  Capital Gain Distributions Received from
    The DFA Investment Trust Company......         183           109           --           --            45           --
  Net Realized Gain (Loss) on Investment
    Securities Sold.......................         (38)          (10)        (129)        $ (1)          (31)         (16)
  Net Realized Gain (Loss) on Futures.....          --            --          (74)          (7)           --           --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency............................         175          (133)          83          (13)          163          (63)
    Futures...............................          --            --           14           --            --           --
                                                ------        ------       ------         ----        ------         ----
  Net Increase (Decrease) in Net Assets
    Resulting from Operations.............         330             1          (96)         (21)          197          (75)
                                                ------        ------       ------         ----        ------         ----
Distributions From:
  Net Investment Income...................         (10)          (37)          (2)          --           (16)          (2)
  Net Realized Gains......................        (106)          (10)          --           --            --           --
                                                ------        ------       ------         ----        ------         ----
    Total Distributions...................        (116)          (47)          (2)          --           (16)          (2)
                                                ------        ------       ------         ----        ------         ----
Capital Share Transactions (1):
  Shares Issued...........................       3,729         1,765        5,843          211         2,568          834
  Shares Issued in Lieu of Cash
    Distribution..........................         114            42            2           --            14            2
  Shares Redeemed.........................        (232)          (40)        (443)          --           (14)          --
                                                ------        ------       ------         ----        ------         ----
  Net Increase (Decrease) from Capital
    Share Transactions....................       3,611         1,767        5,402          211         2,568          836
                                                ------        ------       ------         ----        ------         ----
    Total Increase (Decrease).............       3,825         1,721        5,304          190         2,749          759
NET ASSETS
  Beginning of Period.....................       2,638           917          190           --           759           --
                                                ------        ------       ------         ----        ------         ----
  End of Period...........................      $6,463        $2,638       $5,494         $190        $3,508         $759
                                                ======        ======       ======         ====        ======         ====
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................         379           182          693           21           277           83
   Shares Issued in Lieu of Cash
   Distribution...........................          12             4           --           --             1           --
   Shares Redeemed........................         (25)           (4)         (53)          --            (2)          --
                                                ------        ------       ------         ----        ------         ----
                                                   366           182          640           21           276           83
                                                ======        ======       ======         ====        ======         ====

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                         THE GLOBAL
                                             THE GLOBAL                                LARGE COMPANY
                                            VALUE SERIES                                   SERIES
                               --------------------------------------            --------------------------
                                SIX MONTHS      YEAR         AUG. 27              SIX MONTHS       AUG. 21
                                  ENDED        ENDED            TO                  ENDED             TO
                                 MAY 31,      NOV. 30,       NOV. 30,              MAY 31,         NOV. 30,
                                   2001         2000           1999                  2001            2000
                               ------------   --------       --------            ------------      --------
                               (UNAUDITED)                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period.....................     $ 9.52       $ 9.67         $10.00                $ 8.91         $ 10.00
                                  ------       ------         ------                ------         -------
Income from Investment
  Operations
  Net Investment Income
    (Loss)...................       0.36         0.14           0.06                  0.08            0.02
  Net Gain (Loss) on
    Securities (Realized and
    Unrealized)..............       0.92        (0.01)         (0.39)                (0.60)          (1.11)
                                  ------       ------         ------                ------         -------
  Total from Investrment
    Operations...............       1.28         0.13          (0.33)                (0.52)          (1.09)
                                  ------       ------         ------                ------         -------
Less Distributions
  Net Investment Income......      (0.37)       (0.18)            --                 (0.08)             --
  Net Realized Gains.........      (0.38)       (0.10)            --                    --              --
                                  ------       ------         ------                ------         -------
  Total Distributions........      (0.75)       (0.28)            --                 (0.08)             --
                                  ------       ------         ------                ------         -------
Net Asset Value, End of
  Period.....................     $10.05       $ 9.52         $ 9.67                $ 8.31         $  8.91
                                  ======       ======         ======                ======         =======
Total Return.................      10.26%#       1.39%         (3.30)%#              (5.90)%#       (10.90)%#

Net Assets, End of Period
  (thousands)................     $6,463       $2,638         $  917                $5,494         $   190
Ratio of Expenses to Average
  Net Assets (1).............      0.375%*       0.47%          0.50%*                0.25%*          0.25%*(a)
Ratio of Expenses to Average
  Net Assets (excluding
  waivers and assumption of
  expenses) (1)..............       1.02%*       2.03%          5.22%*                0.59%*          3.37%*(a)
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets.................       0.43%*       2.18%          2.62%*                0.56%*          0.63%*(a)
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets
  (excluding waivers and
  assumption of expenses)....      (0.21)%*      0.62%         (2.32)%*               0.22%*         (2.49)%*(a)
Portfolio Turnover Rate......        N/A          N/A            N/A                   N/A             N/A

                                       THE GLOBAL
                                      SMALL COMPANY
                                         SERIES
                               ---------------------------
                                SIX MONTHS        AUG. 21
                                  ENDED              TO
                                 MAY 31,          NOV. 30,
                                   2001             2000
                               ------------       --------
                               (UNAUDITED)
Net Asset Value, Beginning of
  Period.....................     $ 9.10           $10.00
                                  ------           ------
Income from Investment
  Operations
  Net Investment Income
    (Loss)...................       0.18             0.04
  Net Gain (Loss) on
    Securities (Realized and
    Unrealized)..............       0.68            (0.92)
                                  ------           ------
  Total from Investrment
    Operations...............       0.86            (0.88)
                                  ------           ------
Less Distributions
  Net Investment Income......      (0.19)           (0.02)
  Net Realized Gains.........         --               --
                                  ------           ------
  Total Distributions........      (0.19)           (0.02)
                                  ------           ------
Net Asset Value, End of
  Period.....................     $ 9.77           $ 9.10
                                  ======           ======
Total Return.................       9.61%#          (8.80)%#
Net Assets, End of Period
  (thousands)................     $3,508           $  759
Ratio of Expenses to Average
  Net Assets (1).............      0.375%*          0.375%*(a)
Ratio of Expenses to Average
  Net Assets (excluding
  waivers and assumption of
  expenses) (1)..............       1.20%*           2.55%*(a)
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets.................       1.81%*           2.62%*(a)
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets
  (excluding waivers and
  assumption of expenses)....       0.99%*           0.45%*(a)
Portfolio Turnover Rate......        N/A              N/A

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Series and its respective pro-rata share of its Master Fund Series'.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust" or "ITC") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-four investment portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this section of the report and eight are presented elsewhere in this report.

    The Global Funds achieve their investment objectives by investing in other series within the Trust or a portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

GLOBAL FUND (FEEDER FUND)                           MASTER FUNDS
--------------------------------------------------  --------------------------------------------------
The Global Value Series                             The U.S. Large Cap Value Series (ITC)
                                                    The DFA International Value Series (ITC)
The Global Large Company Series                     The U.S. Large Company Series (ITC)
                                                    The Large Cap International Portfolio (IDG)
The Global Small Company Series                     The U.S. Small Cap Series (ITC)
                                                    The Japanese Small Company Series (ITC)
                                                    The United Kingdom Small Company Series (ITC)
                                                    The Pacific Rim Small Company Series (ITC)
                                                    The Continental Small Company Series (ITC)

    At May 31, 2001, all of the Global Funds owned less than one percent of its Master Fund.

    The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Pacific Rim Small Company Series and The Continental Small Company Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

    2. FEDERAL INCOME TAXES: It is the Trust's intention to continue to qualify as regulated investment companies and to distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Global Large Company Series and The Global Small Company Series each accrue their respective share of income, net of expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

    Effective August 21, 2000, the Advisor has agreed to reimburse the Global Funds to the extent necessary to keep the annual combined expenses of the Feeder Funds and its respective Master Funds to not more than the following percentages of average daily net assets:

The Global Large Company Series.............................  0.250% of 1%
The Global Small Company Series.............................  0.375% of 1%

    Also, effective August 24, 2000, the Advisor has agreed to reimburse The Global Value Series to the extent necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.375% of 1% of average daily net assets. Until August 24, 2000, the Advisor had agreed to reimburse The Global Value Series to the extext necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.50% of 1% of average daily net assets.

    Certain officers of the Global Funds are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
The Global Value Series.....................................        $144               $(179)         $(35)
The Global Large Company Series.............................         161                 (97)          (64)
The Global Small Company Series.............................         135                 (35)          100

    At May 31, 2001, The Global Large Company Series and The Global Small Company Series had capital loss carryforwards in the amount of approximately $8,000 and $16,000, respectively, which expire on November 30, 2008.

E. REIMBURSEMENT FEES:

    Shares of The Global Small Company Series are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fee for The Global Small Company Series is 0.405% of the net asset value of its shares.

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Global Funds during the six months ended May 31, 2001.

    The Global Funds, together with other DFA-advised portfolios, have also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                               SHARES        VALUE+
                                                               ------        ------
JAPAN -- (24.4%)
COMMON STOCKS -- (24.4%)
 Acom Co., Ltd.........................................       7,000    $    572,042
 Advantest Corp........................................       4,770         493,780
 Ajinomoto Co., Inc....................................      30,000         328,228
 *#All Nippon Airways Co., Ltd.........................      24,000          87,258
 Alps Electric Co., Ltd................................       7,000          78,413
 Amada Co., Ltd........................................      13,000          75,602
 Amano Corp............................................       3,000          22,370
 Aoyama Trading Co., Ltd...............................       2,600          41,116
 *Arabian Oil Co., Ltd.................................       1,000          10,015
 Asahi Bank, Ltd.......................................     136,000         347,955
 Asahi Breweries, Ltd..................................      24,000         259,552
 Asahi Chemical Industry Co., Ltd......................      68,000         317,623
 Asahi Glass Co., Ltd..................................      56,000         460,461
 Asatsu-Dk, Inc........................................       1,700          39,703
 *Ashikaga Bank, Ltd...................................      23,000          34,455
 Autobacs Seven Co., Ltd...............................       1,800          48,477
 Bank of Fukuoka, Ltd..................................      30,000         127,504
 Bank of Yokohama, Ltd.................................      54,000         206,329
 Benesse Corp..........................................       5,000         154,014
 Bridgestone Corp......................................      41,000         436,501
 Brother Industries, Ltd...............................       6,000          15,553
 CSK Corp..............................................       3,600          95,135
 Canon, Inc............................................      42,000       1,664,871
 Casio Computer Co., Ltd...............................      11,000          72,117
 Chiba Bank, Ltd.......................................      16,000          67,329
 #Chubu Electric Power Co., Ltd........................      14,100         271,747
 Chugai Pharmaceutical Co., Ltd........................      11,000         177,285
 Chugoku Electric Power Co., Ltd.......................       6,600         103,982
 Chuo Trust and Banking Co., Ltd.......................      35,000          63,626
 Citizen Watch Co., Ltd................................      12,000          77,866
 Cosmo Oil Co., Ltd....................................      26,000          73,304
 Credit Saison Co., Ltd................................       7,600         182,293
 Dai Nippon Ink & Chemicals, Inc.......................      37,000         105,874
 Dai Nippon Printing Co., Ltd..........................      36,000         490,826
 #Dai Nippon Screen Mfg. Co., Ltd......................       7,000          31,106
 Daicel Chemical Industries, Ltd.......................      14,000          48,780
 *#Daiei, Inc..........................................      24,000          45,851
 Daifuku Co., Ltd......................................       3,000          16,058
 Dai-Ichi Pharmaceutical Co., Ltd......................      13,000         300,875
 Daikin Industries, Ltd................................      11,000         226,814
 Daimaru, Inc..........................................      12,000          45,447
 Daito Trust Construction Co., Ltd.....................       5,800         114,223
 #Daiwa Bank, Ltd......................................      90,000         104,528
 Daiwa House Industry Co., Ltd.........................      23,000         186,795
 Daiwa Kosho Lease Co., Ltd............................       7,000          18,204
 Daiwa Securities Co., Ltd.............................      64,000         699,142
 Denki Kagaku Kogyo KK.................................      22,000          74,247
 Denso Corp............................................      44,000         857,263
 East Japan Railway Co.................................         193       1,148,384
 Ebara Corp............................................      13,000         116,630
 Elsai Co., Ltd........................................      14,000         346,406
 Fanuc, Ltd............................................      11,300         607,701
 Fuji Photo Film Co., Ltd..............................      24,000       1,011,951
 Fuji Soft ABC, Inc....................................       1,000          60,848
 Fujikura, Ltd.........................................      17,000         131,628

                                                               SHARES        VALUE+
                                                               ------        ------
 Fujita Kanko, Inc.....................................       2,000    $      8,803
 Fujitsu, Ltd..........................................      95,000       1,233,673
 Furukawa Electric Co., Ltd............................      30,000         321,663
 Gunma Bank, Ltd.......................................      20,000          91,904
 Gunze, Ltd............................................       8,000          33,328
 Hankyu Corp...........................................      18,000          59,535
 Hankyu Department Stores, Inc.........................       7,000          35,406
 *Hanwa Co., Ltd.......................................       2,000           2,760
 Higo Bank, Ltd........................................       5,000          17,085
 Hirose Electric Co., Ltd..............................       1,900         171,099
 *Hitachi Zosen Corp...................................      40,000          35,684
 Hitachi, Ltd..........................................     161,000       1,658,509
 Hokuriku Bank, Ltd....................................      23,000          42,392
 Honda Motor Co., Ltd..................................      47,000       1,977,782
 House Foods Corp......................................       4,000          46,659
 Hoya Corp.............................................       5,000         357,684
 Inax Corp.............................................      10,000          72,378
 Isetan Co., Ltd.......................................      10,000         107,726
 *Ishihara Sangyo Kaisha, Ltd..........................      12,000          24,844
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      58,000         138,142
 Itochu Corp...........................................      64,000         254,233
 Itoham Foods, Inc.....................................       5,000          16,832
 Ito-Yokado Co., Ltd...................................      20,000       1,048,645
 JGC Corp..............................................      12,000         107,255
 Japan Air Lines Co., Ltd..............................      84,000         291,264
 Japan Energy Corp.....................................      53,000         128,909
 Joyo Bank, Ltd........................................      39,000         118,818
 Jusco Co., Ltd........................................      15,000         333,277
 Kadokawa Shoten Publishing Co., Ltd...................       1,000          18,768
 Kajima Corp...........................................      40,000         111,092
 #Kaken Pharmaceutical Co., Ltd........................       3,000          29,793
 Kamigumi Co., Ltd.....................................      10,000          45,868
 Kandenko Co., Ltd.....................................       3,000          14,619
 *Kanebo, Ltd..........................................      19,000          50,050
 Kaneka Corp...........................................      17,000         159,813
 Kansai Electric Power Co., Inc........................      46,200         804,865
 Kao Corp..............................................      29,000         756,607
 Katokichi Co., Ltd....................................       2,000          51,843
 *Kawasaki Heavy Industries, Ltd.......................      67,000          96,987
 Kawasaki Kisen Kaisha, Ltd............................      23,000          41,230
 Kawasaki Steel Corp...................................     146,000         163,424
 Keihin Electric Express Railway Co., Ltd..............      24,000         104,427
 Kikkoman Corp.........................................       9,000          59,687
 Kinden Corp...........................................       9,000          56,430
 Kinki Nippon Railway Co., Ltd.........................      78,280         305,030
 Kirin Brewery Co., Ltd................................      46,000         439,017
 Kissei Pharmaceutical Co., Ltd........................       1,000          19,694
 *Kobe Steel, Ltd......................................      42,000          25,804
 Kokuyo Co., Ltd.......................................       6,000          68,726
 Komatsu, Ltd..........................................      46,000         227,251
 Komori Corp...........................................       2,000          26,578
 Konami Co., Ltd.......................................       6,200         320,906
 Konica Corp...........................................      16,000         124,558
 Koyo Seiko Co.........................................       6,000          31,914

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Kubota Corp...........................................      68,000    $    251,809
 Kuraray Co., Ltd......................................      17,000         126,334
 Kureha Chemical Industry Co., Ltd.....................       8,000          22,622
 Kurita Water Industries, Ltd..........................       5,000          72,378
 Kyocera Corp..........................................       9,000         840,010
 Kyowa Exeo Corp.......................................       5,000          49,234
 Kyowa Hakko Kogyo Co., Ltd............................      19,000         132,882
 Kyushu Electric Power Co., Inc........................       8,500         134,632
 Lion Corp.............................................       5,000          19,778
 Makino Milling Machine Co., Ltd.......................       3,000          14,694
 Makita Corp...........................................       7,000          44,126
 *Marubeni Corp........................................      72,000         136,341
 Marui Co., Ltd........................................      17,000         252,668
 Matsushita Communication Industrial Co., Ltd..........       1,000          57,061
 Matsushita Electric Industrial Co., Ltd...............     100,000       1,834,708
 #Matsushita Electric Works, Ltd.......................      14,000         166,134
 Meiji Milk Products Co., Ltd..........................      10,000          40,818
 Meiji Seika Kaisha, Ltd. Tokyo........................      17,000          90,852
 Meitec Corp...........................................       1,000          34,001
 Minebea Co., Ltd......................................      18,000         131,947
 Mitsubishi Chemical Corp..............................     103,000         306,001
 Mitsubishi Corp.......................................      74,000         587,914
 Mitsubishi Electric Corp..............................     101,000         566,967
 Mitsubishi Estate Co., Ltd............................      61,000         586,795
 Mitsubishi Gas Chemical Co., Inc......................      18,000          65,292
 Mitsubishi Heavy Industries, Ltd......................     159,000         677,108
 Mitsubishi Logistics Corp.............................       7,000          58,854
 Mitsubishi Materials Corp.............................      50,000         126,241
 Mitsubishi Paper Mills, Ltd...........................      13,000          26,258
 Mitsubishi Rayon Co. Ltd..............................      30,000         114,627
 *Mitsubishi Tokyo Financial Group, Inc................         262       2,471,503
 Mitsui & Co., Ltd.....................................      74,000         488,268
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      17,000          24,323
 Mitsui Fudosan Co., Ltd...............................      39,000         370,897
 Mitsui Marine & Fire Insurance Co., Ltd...............      36,000         202,996
 Mitsui Mining and Smelting Co., Ltd...................      26,000         139,606
 Mitsui O.S.K. Lines, Ltd..............................      28,000          76,115
 Mitsukoshi, Ltd.......................................      23,000         103,173
 Mizuho Holdings, Inc..................................         243       1,237,292
 Mori Seiki Co., Ltd...................................       4,000          36,492
 Murata Manufacturing Co., Ltd.........................      11,000         882,259
 #Mycal Corp...........................................       7,000           9,308
 NEC Corp..............................................      79,000       1,294,504
 NGK Insulators, Ltd...................................      16,000         168,187
 #NGK Spark Plug Co., Ltd..............................      11,000         121,739
 *NKK Corp.............................................      63,000          56,733
 NOF Corp..............................................       8,000          18,111
 NSK, Ltd..............................................      23,000         117,303
 NTN Corp..............................................      22,000          60,545
 Nagoya Railroad Co., Ltd..............................      14,000          38,175
 Namco, Ltd............................................       2,200          47,492
 Nichido Fire and Marine Insurance Co., Ltd............      10,000          68,002
 #Nichiei Co., Ltd.....................................       2,100          21,156
 Nichirei Corp.........................................      13,000          48,906
 Nidec Corp............................................       3,000         181,788
 Nikko Securities Co., Ltd.............................      24,000         194,917
 Nikon Corp............................................      16,000         181,249

                                                               SHARES        VALUE+
                                                               ------        ------
 Nintendo Co., Ltd., Kyoto.............................       6,700    $  1,286,206
 Nippon COMSYS Corp....................................       5,000          66,908
 Nippon Express Co., Ltd...............................      51,000         245,943
 Nippon Fire and Marine Insurance Co., Ltd.............      13,000          48,140
 *Nippon Light Metal Co., Ltd..........................      24,000          23,026
 Nippon Meat Packers, Inc., Osaka......................      10,000         113,449
 Nippon Mitsubishi Oil Company.........................      69,000         434,371
 Nippon Sheet Glass Co., Ltd...........................      20,000         168,827
 Nippon Shinpan Co., Ltd...............................       6,000          13,129
 Nippon Shokubai Co., Ltd..............................       9,000          36,585
 Nippon Steel Corp.....................................     321,000         532,208
 Nippon Suisan Kaisha, Ltd.............................      13,000          24,617
 Nippon Telegraph & Telephone Corp.....................         779       4,825,316
 *Nippon Unipac Holding................................          42         264,046
 Nippon Yusen KK.......................................      57,000         233,622
 Nishimatsu Construction Co., Ltd......................      10,000          38,882
 Nissan Motor Co., Ltd.................................     192,000       1,302,407
 Nisshin Flour Milling Co., Ltd........................       9,000          69,609
 Nisshinbo Industries, Inc.............................       9,000          46,356
 Nissin Food Products Co., Ltd.........................       6,000         127,251
 Nitto Denko Corp......................................       8,000         244,403
 Nomura Securities Co., Ltd............................      94,000       1,886,804
 Noritake Co., Ltd.....................................       4,000          21,040
 Obayashi Corp.........................................      33,000         133,311
 Odakyu Electric Railway Co., Ltd......................      13,000          49,125
 Oji Paper Co., Ltd....................................      48,000         263,794
 Okuma Corp............................................       5,000          13,592
 Okumura Corp..........................................      11,000          43,974
 Olympus Optical Co., Ltd..............................      12,000         184,817
 Omron Corp............................................      11,000         198,115
 Onward Kashiyama Co., Ltd.............................       8,000          80,794
 *Orient Corp..........................................      31,000          60,529
 Oriental Land Co., Ltd................................       4,000         307,356
 Orix Corp.............................................       3,860         400,879
 Osaka Gas Co., Ltd....................................     116,000         373,910
 Penta-Ocean Construction Co., Ltd.....................      16,000          25,181
 Pioneer Electronic Corp...............................       8,000         241,037
 Promise Co., Ltd......................................       5,000         397,240
 Q.P. Corp.............................................       3,000          26,485
 Ricoh Co., Ltd., Tokyo................................       5,000          98,889
 Rohm Co., Ltd.........................................       5,000         884,110
 SMC Corp..............................................       3,300         398,544
 Sanden Corp...........................................       3,000          13,281
 Sankyo Co., Ltd.......................................      21,000         428,589
 Sanrio Co., Ltd.......................................       3,000          40,902
 Sanwa Shutter Corp....................................       4,000          10,133
 Sanyo Electric Co., Ltd...............................      88,000         588,790
 Sapporo Breweries, Ltd................................      11,000          35,364
 Secom Co., Ltd........................................      11,000         641,559
 *#Sega Enterprises, Ltd...............................       7,300         133,934
 Seibu Railway Co., Ltd................................       8,000         101,195
 Seino Transportation Co., Ltd.........................       3,000          16,563
 *Seiyu, Ltd...........................................      12,000          38,882
 Sekisui Chemical Co., Ltd.............................      20,000          77,596
 Sekisui House, Ltd....................................      34,000         311,328
 Seventy-seven (77) Bank, Ltd..........................      16,000          96,280
 Sharp Corp. Osaka.....................................      53,000         759,628
 Shikoku Electric Power Co., Inc.......................       4,200          65,747
 Shimachu Co., Ltd.....................................       1,000          14,215
 Shimamura Co., Ltd....................................       1,700         103,728

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Shimano, Inc..........................................       5,000    $     79,406
 Shimizu Corp..........................................      38,000         144,555
 Shin-Etsu Chemical Co., Ltd...........................      20,000         774,280
 Shionogi & Co., Ltd...................................      15,000         333,908
 Shiseido Co., Ltd.....................................      19,000         191,887
 Shizuoka Bank, Ltd....................................      36,000         311,463
 *Showa Denko KK.......................................      49,000          97,736
 Showa Shell Sekiyu KK.................................      18,000         134,977
 Skylark Co., Ltd......................................       5,000         148,544
 *Snow Brand Milk Products Co., Ltd....................      10,000          36,189
 #Softbank Corp........................................      15,800         601,044
 Sony Corp.............................................      44,300       3,418,877
 Sumitomo Bank, Ltd....................................     264,400       2,249,692
 Sumitomo Chemical Co., Ltd............................      77,000         383,639
 Sumitomo Corp.........................................      50,000         358,105
 Sumitomo Electric Industries, Ltd.....................      35,000         467,766
 Sumitomo Forestry Co., Ltd............................       6,000          38,226
 *Sumitomo Heavy Industries, Ltd.......................      17,000          25,038
 Sumitomo Marine & Fire Insurance Co., Ltd.............      31,000         189,673
 *Sumitomo Metal Industries, Ltd. Osaka................     163,000         109,746
 Sumitomo Metal Mining Co., Ltd........................      24,000         116,748
 Sumitomo Osaka Cement Co., Ltd........................      14,000          34,641
 TDK Corp..............................................       1,000          57,482
 Taiheiyo Cement Corp..................................      45,000          95,817
 Taisei Corp...........................................      46,000         108,012
 Taisho Pharmaceutical Co., Ltd........................      16,000         321,831
 Taiyo Yuden Co., Ltd..................................       5,000         153,594
 Takara Shuzo Co., Ltd.................................      10,000         136,846
 Takara Standard Co., Ltd..............................       3,000          12,170
 Takashimaya Co., Ltd..................................      12,000          84,531
 Takeda Chemical Industries, Ltd.......................      42,000       2,138,529
 Takefuji Corp.........................................       7,000         618,583
 Takuma Co., Ltd.......................................       2,000          19,408
 Teijin, Ltd...........................................      43,000         259,115
 Teikoku Oil Co., Ltd..................................      12,000          74,230
 Terumo Corp...........................................       9,000         168,154
 Tobu Railway Co., Ltd.................................      36,000         111,496
 Toda Corp.............................................      14,000          52,079
 Toei Co., Ltd.........................................       4,000          14,745
 Toho Co., Ltd.........................................         800          97,290
 Tohuku Electric Power Co., Inc........................      24,200         358,662
 Tokio Marine & Fire Insurance Co., Ltd................      73,000         766,740
 Tokyo Broadcasting System, Inc........................       8,000         188,184
 *Tokyo Dome Corp......................................       4,000          13,129
 Tokyo Electric Power Co., Ltd.........................      65,300       1,670,695
 Tokyo Electron, Ltd...................................       8,000         549,402
 Tokyo Gas Co., Ltd....................................     135,000         399,933
 Tokyo Steel Manufacturing Co., Ltd....................       3,700          12,705
 Tokyo Style Co., Ltd..................................       4,000          43,764
 Tokyu Corp............................................      53,000         285,920
 Toppan Printing Co., Ltd..............................      31,000         343,082
 Toray Industries, Inc.................................      66,000         297,172
 Toshiba Corp..........................................     155,000         880,534
 Tosoh Corp............................................      22,000          71,099
 Tostem Corp...........................................      11,000         191,634
 Toto, Ltd.............................................      16,000         120,518
 Toyo Information System Co., Ltd......................       2,000          80,963
 Toyo Seikan Kaisha, Ltd...............................       9,300         143,468

                                                               SHARES        VALUE+
                                                               ------        ------
 Toyobo Co., Ltd.......................................      26,000    $     55,142
 #Toyoda Automatic Loom Works, Ltd.....................       6,000         130,029
 Toyota Motor Corp.....................................     178,000       6,291,870
 Trans Cosmos, Inc.....................................       1,000          48,897
 Tsubakimoto Chain Co..................................       4,000          11,682
 UNY Co., Ltd..........................................       9,000         102,180
 Ube Industries, Ltd...................................      37,000          84,700
 *#Ufj Holdings, Inc...................................          67         380,618
 Uni-Charm Corp........................................       3,000         114,375
 Wacoal Corp...........................................       7,000          68,339
 World Co., Ltd........................................       2,000          62,616
 Yakult Honsha Co., Ltd................................       8,000          93,587
 Yamaguchi Bank, Ltd...................................       3,000          19,744
 Yamaha Corp...........................................       9,000          93,772
 Yamanouchi Pharmaceutical Co., Ltd....................      17,000         500,757
 Yamato Transport Co., Ltd.............................      22,000         485,104
 Yamazaki Baking Co., Ltd..............................       9,000          65,216
 Yasuda Trust & Banking Co., Ltd.......................      66,000          54,435
 Yokogawa Electric Corp................................      12,000         119,677
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $105,224,313)..................................                  92,600,419
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $23,494)......................................                      24,467
                                                                       ------------
TOTAL -- JAPAN
  (Cost $105,247,807)..................................                  92,624,886
                                                                       ------------
UNITED KINGDOM -- (20.8%)
COMMON STOCKS -- (20.7%)
 3I Group P.L.C........................................      27,194         469,383
 *AWG P.L.C............................................      12,493          99,920
 Abbey National P.L.C..................................      64,996       1,120,942
 Airtours P.L.C........................................      22,000          90,010
 Amec P.L.C............................................      10,039          67,743
 Amvescap P.L.C........................................      36,000         655,133
 *Arm Holdings P.L.C...................................      45,000         216,076
 Associated British Foods P.L.C........................      20,720         118,624
 BAA P.L.C.............................................      45,943         396,174
 BBA Group P.L.C.......................................      16,908          69,778
 BG Group P.L.C........................................     155,980         604,936
 BICC P.L.C............................................      16,255          45,261
 BOC Group P.L.C.......................................      22,103         332,840
 BP Amoco P.L.C........................................   1,024,006       9,048,380
 BPB P.L.C.............................................      10,400          37,527
 *BTG P.L.C............................................       4,000          74,298
 Barclays P.L.C........................................      78,362       2,354,474
 Barratt Developments P.L.C............................       9,000          46,028
 Bass P.L.C............................................      38,528         425,828
 Berkeley Group P.L.C..................................       4,840          56,072
 Blue Circle Industries P.L.C..........................      42,878         298,171
 Boots Co., P.L.C......................................      41,733         353,942
 British Aerospace P.L.C...............................     124,663         619,846
 British Airways P.L.C.................................      50,000         260,329
 British American Tobacco P.L.C........................     100,499         770,963
 British Land Co. P.L.C................................      21,300         157,348
 *British Sky Broadcasting Group P.L.C.................      85,000         867,004
 British Telecommunications P.L.C......................     306,162       1,891,988
 Bunzl P.L.C...........................................      19,546         125,231
 CGU P.L.C.............................................     106,877       1,402,924

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 CMG P.L.C.............................................      26,000    $    158,825
 Cable and Wireless P.L.C..............................      69,666         455,257
 Cadbury Schweppes P.L.C...............................      96,251         622,491
 *Canary Wharf Group P.L.C.............................      32,000         241,846
 Capita Group P.L.C....................................      30,000         209,684
 Caradon P.L.C.........................................      17,631          46,713
 Carillion P.L.C.......................................       4,624          12,908
 Carlton Communications P.L.C..........................      28,364         153,522
 *Celltech P.L.C.......................................      12,000         201,842
 Centrica P.L.C........................................     186,600         647,477
 Chubb P.L.C...........................................      28,000          69,014
 Coats Viyella P.L.C...................................      26,000          20,223
 Cobham P.L.C..........................................       1,540          26,800
 *Compass Group P.L.C..................................     102,912         761,696
 Corus Group P.L.C.....................................     138,484         141,648
 De la Rue P.L.C.......................................       7,250          50,107
 Diageo P.L.C..........................................     160,398       1,731,771
 Dixons Group P.L.C....................................      86,442         292,574
 EMI Group P.L.C.......................................      34,688         217,318
 *Eidos P.L.C..........................................       3,000          11,933
 Electrocomponents P.L.C...............................      18,117         166,778
 *Elementis P.L.C......................................      11,213          11,071
 FKI P.L.C.............................................      19,475          73,870
 GKN P.L.C.............................................      34,055         360,667
 Glaxosmithkline P.L.C.................................     257,875       7,004,466
 Granada Compass P.L.C.................................     127,912         308,006
 Great Portland Estates P.L.C..........................       8,160          34,429
 Great Universal Stores P.L.C..........................      46,700         392,750
 HSBC Holdings P.L.C...................................     440,848       5,498,716
 Halifax P.L.C.........................................     100,950       1,147,293
 Hammerson P.L.C.......................................      10,800          78,785
 Hanson P.L.C..........................................      34,100         239,794
 Hays P.L.C............................................      76,449         342,106
 Hilton Group P.L.C....................................      67,800         237,665
 IMI P.L.C.............................................      15,000          53,699
 Imperial Chemical Industries P.L.C....................      33,800         215,116
 Innogy Holdings PLC...................................      43,602         139,524
 Invensys P.L.C........................................     158,924         320,594
 Jarvis P.L.C..........................................       3,000          15,321
 Johnson Matthey P.L.C.................................       9,000         124,532
 Kidde P.L.C...........................................      28,000          30,430
 Kingfisher P.L.C......................................      63,979         404,460
 Laird Group P.L.C.....................................       3,700          11,958
 Land Securities P.L.C.................................      23,729         291,591
 Lattice Group PLC.....................................     132,980         255,034
 Legal and General Group P.L.C.........................     239,000         522,025
 Lex Service P.L.C.....................................       2,500          20,066
 Lloyds TSB Group P.L.C................................     264,228       2,627,573
 Logica P.L.C..........................................      20,664         259,798
 London Bridge Software Holdings P.L.C.................       5,000          14,561
 Lonmin P.L.C..........................................       3,608          53,562
 Marconi P.L.C.........................................     129,480         650,235
 Marks & Spencer P.L.C.................................     129,298         460,127
 Misys P.L.C...........................................      25,060         200,432
 National Grid Group P.L.C.............................      69,000         551,868
 *National Power P.L.C.................................      49,602         219,500
 Next P.L.C............................................      10,630         147,690
 Nycomed Amersham P.L.C................................      27,000         212,880
 Ocean Group P.L.C.....................................      12,742         140,287

                                                               SHARES        VALUE+
                                                               ------        ------
 P & 0 Princess Cruises P.L.C..........................      24,655    $    126,091
 Pace Micro Technology P.L.C...........................       9,000          62,458
 Pearson P.L.C.........................................      36,818         684,141
 Peninsular & Oriental Steam Navigation Co.............      28,067         118,023
 Pilkington P.L.C......................................      54,530          89,474
 Provident Financial P.L.C.............................      11,113         124,878
 Prudential Corp. P.L.C................................      92,070       1,046,372
 Psion P.L.C...........................................      15,000          27,063
 RMC Group P.L.C.......................................      11,000         112,513
 Railtrack Group P.L.C.................................      21,357         129,097
 Rank Group P.L.C......................................      26,000          83,845
 Reed International P.L.C..............................      56,000         486,079
 Rentokill Initial P.L.C...............................     126,000         384,846
 Reuters Holdings Group P.L.C..........................      65,640         918,508
 Rexam P.L.C...........................................      14,232          62,474
 Rio Tinto P.L.C.......................................      50,438       1,006,728
 Rolls-Royce P.L.C.....................................      43,190         145,722
 Royal & Sun Alliance Insurance Group P.L.C............      43,487         286,343
 Royal Bank of Scotland Group P.L.C....................     126,530       2,911,967
 *Royal Bank of Scotland P.L.C.........................      98,676         123,009
 Safeway P.L.C.........................................      27,170         148,024
 Sage Group P.L.C......................................      58,960         238,715
 Sainsbury (J.) P.L.C..................................      86,870         536,213
 Schroders P.L.C.......................................      10,000         135,669
 Scottish & Newcastle P.L.C............................      17,935         131,598
 Scottish Hydro-Electric P.L.C.........................      24,000         217,525
 Scottish Power P.L.C..................................      78,963         573,221
 Seton Healthcare Group P.L.C..........................       7,000          51,959
 Slough Estates P.L.C..................................      17,400          91,583
 Smith & Nephew P.L.C..................................      40,441         187,291
 Smiths Industries P.L.C...............................      24,799         299,807
 Spirent P.L.C.........................................      11,186          42,548
 St. James Place Capital P.L.C.........................      11,000          64,851
 Stagecoach Holdings P.L.C.............................      53,890          51,868
 *Syngenta AG..........................................       1,806          90,118
 Tate & Lyle P.L.C.....................................      17,400          61,797
 Taylor Woodrow P.L.C..................................      26,271          73,149
 Tesco P.L.C...........................................     326,734       1,155,770
 Unilever P.L.C........................................     135,328       1,031,419
 Uniq P.L.C............................................       2,900           8,569
 United Utilities P.L.C................................      25,700         242,791
 Vodafone Group P.L.C..................................   2,635,991       6,660,535
 WPP Group P.L.C.......................................      50,800         553,525
 Wimpey (George) P.L.C.................................      16,400          48,460
 *Wincanton P.L.C......................................       2,900           7,910
 Wolseley P.L.C........................................      24,327         172,106
 Zeneca Group P.L.C....................................      82,000       3,873,320
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $76,603,373)...................................                  78,670,053
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.1%)
 *British Telecommunications P.L.C. Rights 06/15/01....      91,848         174,192
 *Smith Industries Contingent Rights...................      18,000               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)..........................................................       174,192
                                                                       ------------

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $21,818)......................................                $     21,628
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $76,625,191)...................................                  78,865,873
                                                                       ------------
FRANCE -- (10.7%)
COMMON STOCKS -- (10.7%)
 #AXA..................................................      79,864       2,267,748
 Accor SA..............................................       9,340         381,032
 Air Liquide...........................................         450          62,707
 Air Liquide Prime Fidelite............................       2,303         316,792
 Air Liquide Prime Fidelite 2002.......................       2,900         404,109
 #Alcatel..............................................      57,500       1,459,700
 Altadis SA............................................       3,800          47,219
 #Aventis..............................................      35,665       2,648,167
 *Banque Nationale de Paris............................      21,269       1,847,864
 #Bouygues.............................................      15,770         580,792
 Canal Plus SA.........................................       5,332          16,948
 #Cap Gemini SA........................................       5,850         674,859
 Carrefour.............................................      33,750       1,845,153
 #Casino Guichard Perrachon............................       4,400         390,853
 Cie de Saint-Gobain...................................       3,984         593,997
 Cie Generale d'Optique Essilor International SA.......         430         116,267
 Club Mediterranee SA..................................         700          44,678
 Coflexip SA...........................................         800         115,411
 Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................         700         103,833
 Dassault Systemes SA..................................       5,000         223,982
 Eridania Beghin-Say SA................................       1,000          90,102
 Eurafrance............................................       1,950         120,493
 #France Telecom SA....................................      52,752       2,906,372
 GTM Entrepose.........................................         200          26,276
 #Generale des Establissements Michelin SA Series B....       5,909         205,902
 *#Groupe Danone.......................................       7,042         919,212
 Groupement pour le Financement de la Construction
   SA..................................................         784          67,782
 Imerys SA.............................................         600          60,571
 L'Air Liquide.........................................       3,865         531,655
 L'Oreal...............................................      32,100       2,081,447
 #LVMH (Louis Vuitton Moet Hennessy)...................      23,235       1,319,521
 LaFarge SA............................................       1,391         129,929
 *Lafarge Prime Fidelity...............................       4,600         421,680
 Lafarge SA............................................       3,333         305,535
 #Lagardere SCA........................................       6,500         340,487
 Legrand SA............................................         600         121,039
 #Natexis Banques Populaires...........................         822          69,604
 Pechiney SA Series A..................................       3,355         181,716
 Pernod-Ricard SA......................................       2,660         182,627
 #Peugeot SA...........................................       2,050         568,025
 #Pinault Printemps Redoute SA.........................       5,600         973,063
 Publicis Groupe.......................................       6,100         191,824
 SEB SA................................................         300          14,558
 SGE (Societe Generale d'Enterprise SA)................       3,760         218,790
 #Sanofi Synthelabo....................................      34,656       2,129,685
 Schneider SA..........................................       7,399         445,277
 *Seb SA Prime Fidelity................................         600          29,116
 #Sidel SA.............................................       1,300          52,065

                                                               SHARES        VALUE+
                                                               ------        ------
 Simco SA..............................................       1,100    $     72,306
 Societe Generale, Paris...............................      18,828       1,121,113
 Sodexho Alliance SA...................................       5,200         219,190
 Ste BIC...............................................       2,200          78,320
 #Suez (ex Suez Lyonnaise des Eaux)....................      48,270       1,472,919
 Thomson-CSF...........................................       7,924         324,474
 #Total SA.............................................      34,406       5,013,131
 UNIBAIL (Union du Credit Bail Immobiliere )...........         600          95,865
 #Usinor SA............................................      10,700         136,859
 #Valeo SA.............................................       3,500         151,299
 Vivendi Universal SA..................................      45,836       2,925,504
 Zodiac SA.............................................         200          48,823
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $37,688,103)...................................                  40,506,267
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $5,148).......................................       1,521           8,638
                                                                       ------------
TOTAL -- FRANCE
  (Cost $37,693,251)...................................                  40,514,905
                                                                       ------------
GERMANY -- (8.0%)
COMMON STOCKS -- (8.0%)
 AGIV AG fuer Industrie & Verkehrswesen................         900           9,353
 AXA Colonia Konzern AG................................         650          62,643
 Aachener und Muenchener Beteiligungs AG...............       1,500         153,842
 Adidas-Salomon AG.....................................       1,900         112,089
 #Allianz AG...........................................      11,200       3,151,774
 Aventis...............................................       9,002         664,594
 #BASF AG..............................................      27,650       1,122,612
 Bayer AG..............................................      33,300       1,322,369
 Bayerische Motorenwerke AG............................      16,250         544,063
 #Bayerische Vereinsbank AG............................      23,700       1,145,044
 Beiersdorf AG.........................................       3,800         362,678
 Bilfinger & Berger Bau AG, Mannheim...................         800          14,104
 Buderus AG............................................       2,700          62,592
 Celanese AG...........................................       1,200          26,008
 #Commerzbank AG.......................................       8,490         212,290
 Continental AG........................................       5,300          73,899
 *D. Logistics AG......................................       1,200          27,971
 #DaimlerChrysler AG, Stuttgart........................      45,652       2,093,418
 Degussa AG............................................       2,700          77,582
 #Deutsche Bank AG.....................................      26,988       2,074,803
 #Deutsche Lufthansa AG................................      17,400         320,043
 #Deutsche Telekom AG..................................     138,120       2,860,085
 Douglas Holding AG....................................       1,500          45,886
 #Dresdner Bank AG.....................................      25,080       1,107,552
 Dyckerhoff AG.........................................         900          15,959
 *Em TV & Merchandising AG.............................       5,900          18,503
 *Epcos AG.............................................       2,800         172,778
 Fag Kugelfischer Georg Schaeffer AG...................       2,500          17,376
 #Fresenius Medical Care AG............................       2,900         198,368
 Gehe AG...............................................       3,000         108,834
 Heidelberger Zement AG, Heidelberg....................       2,300         108,588
 Hochtief AG...........................................       3,160          67,230
 Kamps AG, Duesseldorf.................................       3,500          29,963

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Karstadt Quelle AG....................................       5,350    $    166,879
 Linde AG..............................................       5,000         215,294
 #MAN AG...............................................       4,650         110,754
 Merck KGAA............................................       1,900          64,338
 Metro AG..............................................      13,840         534,934
 #Munchener Rueckversicherungs.........................       8,000       2,203,801
 #Preussag AG..........................................       7,336         242,506
 Rwe AG (Neu)..........................................         800          23,733
 #Rwe AG (NEU) Series A................................      24,050         903,062
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................       8,300       1,163,624
 *SGL Carbon AG........................................         700          28,005
 Schering AG...........................................       9,000         461,527
 Siemens AG............................................      40,425       2,915,940
 Thyssen Krupp AG......................................      23,400         347,099
 #Veba AG..............................................      34,798       1,743,174
 *#Volkswagen AG.......................................      14,220         699,080
 Wcm Beteiligungs......................................       8,706         140,060
                                                                       ------------
TOTAL -- GERMANY
  (Cost $32,352,044)...................................                  30,348,703
                                                                       ------------
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
 ABB, Ltd..............................................      54,600         981,505
 #Adecco SA............................................       8,580         487,818
 Alcan Aluminium, Ltd..................................       2,736         119,717
 Ascom Holding AG......................................         949          48,348
 Charles Voegele Holding AG............................         371          43,841
 Credit Suisse Holding, Zuerich........................      13,900       2,518,074
 Financiere Richemont AG...............................         106         260,269
 Fischer (Georg) AG, Schaffhausen......................         145          36,775
 Forbo Holding AG, Eglisau.............................          47          20,487
 Givaudan SA, Vernier..................................         329          88,667
 Holcim, Ltd...........................................       1,940         403,890
 Jelmoli Holding AG, Zuerich...........................          19          24,623
 *Kudelski SA..........................................       2,060         195,203
 Kuoni Reisen Holding AG...............................         110          43,227
 *Logitech International SA............................         178          53,776
 Lonza Group AG, Zuerich...............................         239         139,215
 #Moevenpick-Holding, Zuerich..........................          45          19,941
 Nestle SA, Cham et Vevey..............................       1,823       3,773,974
 Novartis AG...........................................     133,840       5,091,654
 Publicitas Holding SA, Lausanne.......................         104          38,550
 Roche Holding AG......................................       7,900         699,055
 Roche Holding AG......................................      32,500       2,454,669
 *Sairgroup, Zuerich...................................         437          30,387
 Schindler Holding AG, Hergiswil.......................          21          30,376
 Schindler Holding AG, Hergiswil Partizipsch...........          55          81,027
 Schneizerische Rueckversicherangs-Gesellschaft........         680       1,319,041
 Sika Finanz AG, Baar..................................          60          16,722
 Societe Generale de Surveillance Holding SA...........         310          66,785
 Sulzer AG, Winterthur.................................         165          63,185
 *Swatch Group AG......................................         158         175,523
 *Swatch Group AG (Namen)..............................         585         136,954
 Swisscom AG...........................................       1,118         272,640
 *Syngenta AG..........................................       2,863         141,233
 UBS AG................................................      20,151       3,010,244
 Unaxis Holding AG.....................................         555          93,736

                                                               SHARES        VALUE+
                                                               ------        ------
 Valora Holding AG.....................................         110    $     19,498
 #Zurich Versicherungs-Gesellschaft - Allied AG........       3,892       1,305,989
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,966,501)...................................                  24,306,618
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $46,840)......................................                      46,177
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $22,013,341)...................................                  24,352,795
                                                                       ------------
NETHERLANDS -- (5.3%)
COMMON STOCKS -- (5.3%)
 ABN-AMRO Holding NV...................................      69,227       1,323,186
 AKZO Nobel NV.........................................      12,800         553,324
 Aegon NV..............................................      63,037       1,676,135
 Buhrmann NV...........................................       4,129          65,621
 Elsevier NV...........................................      33,800         415,703
 Getronics NV..........................................      11,878          56,884
 Hagemeyer NV..........................................       4,758         101,913
 Heineken NV...........................................      18,062         731,035
 *IHC Caland NV........................................       1,116          55,006
 Ing Groep NV..........................................      43,805       2,858,995
 *KLM (Koninklijke Luchtvaart Mij) NV..................       2,377          44,930
 Koninklijke Ahold NV..................................      37,614       1,143,615
 *Koninklijke KPN NV...................................      55,376         517,727
 Koninklijke Philips Electronics NV....................      60,612       1,661,490
 Koninklijke Vendex KBB NV.............................       4,000          53,061
 Koninklijke Vopak NV..................................       1,700          38,545
 *Norit NV.............................................      19,250         444,627
 Oce NV................................................       2,991          37,141
 Royal Dutch Petroleum Co., Den Haag...................      98,800       6,001,963
 Stork NV..............................................         800          10,409
 TNT Post Groep NV.....................................      21,570         480,296
 Unilever NV...........................................      26,342       1,461,361
 Vedior NV, Amsterdam..................................       4,254          54,086
 Wolters Kluwer NV.....................................      13,088         336,802
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,173,926)...................................                  20,123,855
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Unilever NV
   (Cost $114,431).....................................      19,200          92,763
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *ABN AMRO Holding NV Rights 05/30/01..................      69,227               0
 *Koninklijke Ahold NV Rights 06/08/01.................      37,614               0
 *Koninklijke Vendex KBB NV Rights 05/29/01............       4,000               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)..........................................................             0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $19,288,357)...................................                  20,216,618
                                                                       ------------
ITALY -- (4.2%)
COMMON STOCKS -- (4.2%)
 *#Alitalia Linee Aeree Italiane SpA Series A..........      50,000          66,326
 #Alleanza Assicurazioni SpA...........................      13,612         142,376

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Alleanza Assicurazioni SpA (Risp).....................         124    $        819
 #Assicurazioni Generali SpA, Trieste..................      51,014       1,448,549
 Autogrill SpA, Novara.................................      10,000         109,258
 Autostrade Concessioni e Costruzioni Autostrade SpA
   Series A............................................      47,000         288,028
 Banca di Roma SpA.....................................      54,750         205,119
 #Banca Intesa SpA, Milano.............................     212,628         791,196
 Banca Popolare di Milano..............................       9,520          39,782
 Benetton Group SpA....................................       6,950         106,567
 Beni Stabili SpA, Roma................................      38,607          17,507
 Bulgari SpA...........................................      10,000         113,157
 #Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      20,150          47,737
 #Credito Italiano.....................................     204,000         900,880
 #ENEL SpA (Ente Nazionale per l'Energia Elettrica),
   Roma................................................     494,000       1,566,021
 #ENI SpA..............................................     326,000       2,100,053
 Edison SpA............................................      18,000         165,082
 Fiat SpA..............................................      13,990         318,035
 Fiat SpA..............................................       3,000          41,855
 Gruppo Editoriale L'espresso SpA......................      16,000          66,317
 Holding di Partecipazioni Industriali SpA.............       4,680          17,930
 #IFIL Finanziaria Partecipazioni SpA..................       4,500          29,179
 *Immsi SpA............................................       4,000           2,556
 #Ing C.Olivetti & C SpA, Ivrea........................     304,816         563,240
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....       4,680          40,065
 Italgas Sta Italiana Per Il Gas SpA...................      13,500         115,229
 La Fondiara Assicurazioni SpA.........................       4,200          21,538
 #Mediaset SpA.........................................      48,000         451,610
 Mediobanca SpA........................................      25,000         274,839
 Mondadori (Arnoldo) Editore SpA.......................      10,500          86,241
 Parmalat Finanziaria SpA..............................      28,600          81,210
 #Pirelli SpA..........................................      70,000         208,259
 #RAS SpA (Riunione Adriatica di Sicurta)..............      29,303         366,604
 Rinascente per l'Esercizio di Grande Magazzini SpA....      10,000          48,992
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       2,000          28,446
 SNIA SpA..............................................      20,400          40,808
 #San Paolo-IMI SpA....................................      55,607         753,662
 *Seat Pagine Gialle SpA, Torino.......................      11,060          12,187
 *Sirti SpA............................................       4,000           5,526
 Telecom Italia Mobile SpA.............................     331,740       1,940,197
 #Telecom Italia SpA, Torino...........................     212,500       2,033,536
 *#Tiscali SpA.........................................      13,000         154,927
                                                                       ------------
TOTAL -- ITALY
  (Cost $16,032,340)...................................                  15,811,445
                                                                       ------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Acerinox SA...........................................       2,600          81,541
 *Aguas de Barcelona SA Issue 2000.....................          44             630
 Aguas de Barcelona SA.................................       6,027          91,444
 Autopistas Concesionaria Espanola SA..................      12,201         122,963
 Azucarera Ebro Agricolas SA...........................       4,600          49,479
 Banco Bilbao Vizcaya SA...............................     147,600       2,014,240
 Banco Financiero......................................       2,800          62,466

                                                               SHARES        VALUE+
                                                               ------        ------
 Banco Popular Espanol SA, Madrid......................       4,000    $    131,550
 Banco Santander Central Hispanoamerica SA.............     210,684       2,009,014
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       2,200          44,959
 Cortefiel SA..........................................       1,000          15,172
 Empresa Nacional de Celulosa SA.......................       1,100          16,690
 Endesa SA, Madrid.....................................      48,200         786,869
 *Fabrica Espanola de Productos Quimicos y
   Farmaceuticos SA....................................       1,500          17,800
 *Fabrica Espanola de Productos Quimicos y
   Farmaceuticos SA Issue 2001.........................         150           1,766
 Fomento de Construcciones y Contratas SA..............       6,000         121,802
 Gas Natural SA, Buenos Aires..........................      20,400         317,988
 Grupo Dragados SA, Madrid.............................       6,900          86,500
 Iberdrola SA..........................................      41,600         539,490
 *Inmobiliaria Urbis SA................................       4,700          19,122
 Metrovacesa SA........................................       2,035          31,031
 *Metrovacesa SA Issue 2001............................         101           1,517
 OCP Construcciones SA, Madrid.........................       2,700          73,234
 Portland Valderrivas SA...............................         900          19,651
 Prosegur Cia de Seguridad SA..........................       1,800          23,267
 Repsol SA.............................................      55,600         992,504
 Sol Melia SA..........................................       8,400          76,112
 Tabacalera SA.........................................      13,900         172,840
 *Tele Pizza SA........................................       7,000          13,706
 *Telefonica de Espana SA..............................     205,997       3,032,911
 Union Electrica Fenosa SA.............................      13,400         239,655
 Vallehermoso SA.......................................       5,400          36,800
 Zardoya Otis SA.......................................       6,230          57,559
 *Zeltia SA............................................       8,400          89,000
                                                                       ------------
TOTAL -- SPAIN
  (Cost $11,277,686)...................................                  11,391,272
                                                                       ------------
AUSTRALIA -- (2.9%)
COMMON STOCKS -- (2.9%)
 AMP, Ltd..............................................      52,981         544,629
 Amcor, Ltd............................................      24,404          82,261
 Aristocrat Leisure, Ltd...............................      17,000          54,882
 Australia & New Zealand Banking Group, Ltd............      35,846         277,455
 Australian Gas Light Company..........................      15,747          81,823
 Boral, Ltd............................................      13,125          17,298
 Brambles Industries, Ltd..............................      10,171         263,965
 Broken Hill Proprietary Co., Ltd......................      84,645         965,376
 CSL, Ltd..............................................       6,067         120,244
 CSR, Ltd..............................................      53,442         167,953
 Coca-Cola Amatil, Ltd.................................      45,045         103,889
 Cochlear, Ltd.........................................       2,000          37,510
 Coles Myer, Ltd.......................................      50,290         180,989
 Commonwealth Bank of Australia........................      60,459         956,155
 Computershare, Ltd....................................      21,742          77,145
 E.R.G. Limited........................................      25,140          18,605
 Faulding (F.H.) and Co., Ltd..........................       7,363          45,720
 Fosters Brewing Group, Ltd............................      93,557         254,187
 Futuris Corp., Ltd....................................      13,344          15,760
 Goodman Fielder, Ltd..................................      43,242          27,837
 Hanson P.L.C..........................................       1,886          13,374

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Hardie (James) Industries, Ltd........................      18,584    $     44,368
 Leighton Holdings, Ltd................................      11,805          43,383
 Lend Lease Corp., Ltd.................................      18,940         114,726
 *Lion Nathan, Ltd.....................................      17,600          37,469
 MIM Holdings..........................................      53,718          33,764
 Mayne Nickless, Ltd...................................      17,958          54,889
 Mirvac, Ltd...........................................      23,309          41,943
 National Australia Bank, Ltd..........................      72,655       1,195,068
 Newcrest Mining, Ltd..................................       7,062          14,677
 News Corp., Ltd.......................................     102,326         785,643
 News Corp., Ltd.......................................      97,220         851,307
 Normandy Mining, Ltd..................................      53,828          27,285
 Onesteel, Ltd.........................................      18,655           8,605
 Orica, Ltd............................................       9,441          21,487
 Origin Energy, Ltd....................................      13,564          18,907
 Pacific Dunlop, Ltd...................................      39,727          21,547
 Paperlinx, Ltd........................................       7,931          16,925
 QBE Insurance Group, Ltd..............................      17,754          96,202
 Rio Tinto, Ltd........................................      23,382         430,941
 Santos, Ltd...........................................      25,856          86,894
 Smith (Howard), Ltd...................................       7,993          37,927
 Sons of Gwalia, Ltd...................................       5,331          25,482
 Southcorp, Ltd........................................      29,805         101,222
 Suncorp-Metway Limited................................      14,375          97,639
 Tabcorp Holdings, Ltd.................................      15,910          74,517
 Telstra Corp., Ltd....................................     304,900         993,759
 *Transurban Group.....................................      20,700          40,292
 WMC, Ltd..............................................      48,907         221,874
 #Wesfarmers, Ltd......................................      11,956         136,952
 Westpac Banking Corp..................................      81,283         572,700
 Westralian Sands, Ltd.................................       8,599          19,745
 Woodside Petroleum, Ltd...............................       6,666          49,805
 Woolworths, Ltd.......................................      51,573         248,834
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,630,734)...................................                  10,873,835
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *AMP, Ltd. Contingent Rights..........................       9,878               0
 *Mirvac, Ltd. Options 06/29/01........................       2,290               1
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)..........................................................             1
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $10,630,734)...................................                  10,873,836
                                                                       ------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 ASEA AB...............................................      12,408         223,006
 Assa Abloy AB Series B................................      12,000         182,793
 Assidomaen AB.........................................       4,600          97,629
 Astrazeneca P.L.C.....................................      18,161         856,914
 Atlas Copco AB Series A...............................       5,000         101,242
 Atlas Copco AB Series B...............................       2,600          51,680
 Drott Series B........................................       2,400          26,193
 Electrolux AB Series B................................      13,200         194,942
 Foreningssparbanken AB Series A.......................      19,000         217,066
 Gambro AB Series A....................................       7,300          52,209
 Gambro AB Series B....................................       2,700          18,934
 Graenges AB...........................................       1,100          16,654
 Hennes & Mauritz AB Series B..........................      27,600         444,777
 Mandamus AB...........................................         225           1,243

                                                               SHARES        VALUE+
                                                               ------        ------
 *Netcom AB Series B...................................       4,100    $    153,470
 Nordic Baltic Holdings AB.............................     116,248         647,844
 Om Gruppen AB.........................................       2,500          44,700
 SSAB Swedish Steel Series A...........................       1,700          16,422
 Sandvik AB............................................      10,100         213,421
 Securitas AB Series B.................................      13,300         240,891
 Skandia Insurance AB..................................      40,200         425,662
 Skandinaviska Enskilda Banken Series A................      24,200         223,652
 Skanska AB............................................       4,100         156,516
 Svenska Cellulosa AB Series B.........................       9,000         196,864
 #Svenska Handelsbanken Series A.......................      26,900         374,781
 Svenska Kullagerfabriken AB Series A..................       1,300          19,803
 Svenska Kullagerfabriken AB Series B..................       2,500          42,262
 Swedish Match AB (Frueher Svenska Taendsticks AB).....      15,500          71,696
 *Syngenta AG..........................................         451          22,411
 Telefon AB L.M. Ericsson Series A.....................      12,000          80,251
 Telefon AB L.M. Ericsson Series B.....................     312,400       1,987,630
 #Telia AB.............................................     117,900         624,198
 Trelleborg AB Series B................................       2,200          16,756
 Volvo AB Series A.....................................       5,400          82,257
 Volvo AB Series B.....................................      10,900         172,111
 WM-Data AB Series B...................................       8,500          32,764
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,311,239)....................................                   8,331,644
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $12,431)......................................                      11,836
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $9,323,670)....................................                   8,343,480
                                                                       ------------
FINLAND -- (2.1%)
COMMON STOCKS -- (2.1%)
 Amer-Yhtymae Oyj Series A.............................         800          17,969
 Finnlines Oyj.........................................         700          14,833
 Fortum Oyj............................................      50,736         234,375
 Hartwall Oyj Series A.................................       3,520          59,672
 Instrumentarium Oy....................................         800          24,445
 Kemira Oyj............................................       7,700          43,076
 Kesko Oyj.............................................       4,800          35,600
 Kone Corp.............................................       1,000          72,039
 Metra Oyj Series B....................................       3,200          68,894
 Metso Oyj.............................................       8,133          87,205
 Nokia Oyj.............................................     205,354       5,949,414
 Orion-Yhtyma Oyj Series A.............................       1,200          20,038
 Orion-Yhtyma Oyj Series B.............................       1,100          18,181
 Outokumpu Oyj Series A................................       7,400          65,860
 Pohjola Group Insurance Corp.
   Series A............................................       2,200          47,458
 Rautaruukki Oy Series K...............................       5,100          19,453
 Sampo Insurance Co., Ltd..............................      22,500         190,714
 Sanitec Oyj...........................................         354           4,336
 Sonera Group Oyj......................................      44,612         386,457
 Stockmann Oy AB.......................................         600           6,291
 Tietoenator Corp......................................       2,800          75,353

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Upm-Kymmene Oyj.......................................      15,500    $    492,020
 Uponor Oyj Series A...................................       1,400          20,422
                                                                       ------------
TOTAL -- FINLAND
  (Cost $7,889,582)....................................                   7,954,105
                                                                       ------------
HONG KONG -- (2.1%)
COMMON STOCKS -- (2.1%)
 ASM Pacific Technology, Ltd...........................      12,000          23,693
 Bank of East Asia, Ltd................................      52,571         121,658
 CLP Holdings, Ltd.....................................     100,200         414,942
 Cathay Pacific Airways, Ltd...........................     123,000         167,947
 Cheung Kong Holdings, Ltd.............................      87,000         948,101
 Citic Pacific, Ltd....................................      24,000          74,771
 Esprit Holdings, Ltd..................................      28,158          35,560
 Giordano International, Ltd...........................      40,000          22,693
 Hang Lung Development Co., Ltd........................      40,000          37,693
 Hang Seng Bank, Ltd...................................      77,000         853,932
 Henderson Land Development Co., Ltd...................      69,000         322,008
 Hong Kong and China Gas Co., Ltd......................     226,996         266,291
 Hong Kong and Shanghai Hotels, Ltd....................      27,500          14,456
 Hong Kong Electric Holdings, Ltd......................      33,707         117,113
 Hutchison Whampoa, Ltd................................     171,100       1,842,663
 Hysan Development Co., Ltd............................      38,557          50,916
 Johnson Electric Holdings, Ltd........................     148,000         257,109
 Li & Fung, Ltd........................................     110,000         192,505
 New World Development Co., Ltd........................      85,427         109,525
 Oriental Press Group, Ltd.............................      69,600          10,083
 *#Pacific Century Cyberworks, Ltd.....................     881,326         288,133
 Shangri-La Asia, Ltd..................................      76,000          69,181
 Sino Land Co., Ltd....................................     132,916          60,495
 South China Morning Post (Holdings), Ltd..............      60,000          37,693
 Sung Hungkai Properties, Ltd..........................      96,506         900,127
 Swire Pacific, Ltd. Series A..........................      37,000         202,082
 Television Broadcasts, Ltd............................      15,000          74,617
 Varitronix International, Ltd.........................       9,000           7,039
 Wharf Holdings, Ltd...................................      98,542         222,357
 Wing Lung Bank, Ltd...................................       5,500          25,808
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,937,964)....................................                   7,771,191
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $58,283)......................................                      58,284
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $7,996,247)....................................                   7,829,475
                                                                       ------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
 Bang & Olufsen Holding
   A.S. Series B.......................................         290           8,967
 Carlsberg A.S. Series A...............................         680          28,060
 Carlsberg A.S. Series B...............................       2,310         103,726
 Dampskibsselskabet AF (1912) A.S......................          45         347,858
 Dampskibsselskabet Svendborg A.S......................          29         296,702
 Danisco A.S...........................................       2,450          85,225
 Danske Bank A.S.......................................      32,036         506,213
 *East Asiatic Co., Ltd................................         900          20,769
 FLS Industries........................................         890          11,129
 Falck A.S.............................................         870          97,417

                                                               SHARES        VALUE+
                                                               ------        ------
 Gn Great Nordic.......................................       2,950    $     32,529
 *ISS A.S..............................................       1,763         101,210
 *Navision Software A.S................................         866          24,415
 Nordic Baltic Holding AB..............................      31,125         173,375
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       1,100          24,134
 Novo-Nordisk AS Series B..............................      14,150         569,429
 Novozymes A.S. Series B...............................       2,830          61,447
 #Sas Danmark A.S......................................       1,980          21,721
 Tele Danmark A.S......................................       9,500         399,582
 *Topdanmark A.S.......................................       1,300          35,320
 Vestas Wind Systems A.S...............................       4,400         215,081
 *William Demant Holding...............................       3,260         101,543
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,310,472)....................................                   3,265,852
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $23,827)......................................                      22,762
                                                                       ------------
TOTAL -- DENMARK
  (Cost $3,334,299)....................................                   3,288,614
                                                                       ------------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
 AGFA-Gevaert NV, Mortsel..............................       7,300         107,231
 Barco (New) NV........................................         400          18,309
 *Barconet NV..........................................         800           2,102
 Bekaert SA............................................         700          24,137
 CMB (Cie Martime Belge)...............................         300          20,979
 Colruyt SA Halle......................................       1,700          60,520
 D'Ieteren SA..........................................         290          48,916
 Delhaize Freres & cie le Lion SA Molenbeek-Saint
   Jean................................................       2,700         153,448
 Dolmen Computer Applications..........................         100             998
 Electrabel SA.........................................       2,800         543,966
 *Fortis AG............................................         931           9,391
 #Fortis AG Series B...................................      29,579         702,005
 *Fortis AG VVPR.......................................       8,379              71
 Glaverbel SA..........................................         200          16,384
 Heidelberger Zement AG................................         266          13,077
 *Heidelberger Zement AG VVPR..........................         266               2
 Ing Groep NV..........................................       1,241          80,207
 KBC Bancassurance Holding SA..........................      15,700         564,906
 Solvay SA.............................................       4,400         206,801
 Suez (ex Suez Lyonnaise des Eaux).....................      11,500         346,624
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............      11,500              97
 *Total Fina SA VVPR Strips............................       2,250              19
 UCB SA................................................       7,600         225,337
 #Union Miniere SA.....................................       1,100          45,220
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,024,553)....................................                   3,190,747
                                                                       ------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Capitaland, Ltd.......................................      90,500         113,074
 Cerebos Pacific, Ltd..................................      10,000          14,872
 *Chartered Semiconductor Manufacturing, Ltd...........      55,000         153,554
 City Developments, Ltd................................      32,000         117,646
 Creative Technology Co., Ltd..........................       3,000          27,366

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Cycle & Carriage, Ltd.................................       7,000    $     11,920
 #DBS Group Holdings, Ltd..............................      49,000         392,800
 Fraser & Neave, Ltd...................................      10,000          38,147
 *Keppel Capital Holdings, Ltd.........................      44,687          71,398
 Keppel Corp., Ltd.....................................      25,000          46,716
 Keppel Land, Ltd......................................      22,000          22,744
 Natsteel, Ltd.........................................      12,000           6,833
 *Neptune Orient Lines, Ltd............................      23,000          21,108
 Overseas Chinese Banking Corp., Ltd...................      49,000         295,277
 Overseas Union Enterprise, Ltd........................       6,000          22,722
 Parkway Holdings, Ltd.................................      20,000          10,504
 Sembcorp Industries, Ltd..............................      52,000          45,422
 Singapore Airlines, Ltd...............................      49,000         346,747
 Singapore Land, Ltd...................................      11,000          21,042
 Singapore Press Holdings..............................      21,000         226,392
 Singapore Technologies Engineering, Ltd...............     115,000         162,759
 #Singapore Telecommunications, Ltd....................     587,000         545,198
 United Industrial Corp., Ltd..........................      32,000          13,357
 United Overseas Bank, Ltd.............................      42,000         267,026
 *United Overseas Land, Ltd............................      22,000          18,609
 Venture Manufacturing (Singapore), Ltd................       7,000          48,761
 Wing Tai Holdings, Ltd................................      19,000           9,611
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,658,929)....................................                   3,071,605
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $10,547)......................................                      10,539
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $4,669,476)....................................                   3,082,144
                                                                       ------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................      50,579         556,901
 CRH P.L.C.............................................      23,531         408,479
 *CRH P.L.C. Issue 2001................................       5,828          79,039
 DCC P.L.C.............................................       4,814          43,253
 Eircom P.L.C..........................................      93,611          92,835
 *Elan Corp. P.L.C.....................................       9,909         563,994
 Fyffes P.L.C..........................................       9,933           8,419
 Greencore Group P.L.C.................................       5,119          11,064
 Independent News & Media P.L.C........................      29,717          65,490
 *Iona Technologies P.L.C..............................       1,178          44,932
 Irish Permanent P.L.C.................................      16,243         182,286
 Jefferson Smurfit Group P.L.C.........................      60,968         108,523
 Jurys Hotel Group P.L.C...............................       2,694          20,551
 Kerry Group P.L.C.....................................       9,689         111,198
 *Ryanair Holdings P.L.C...............................      18,851         203,565
 Waterford Wedgwood P.L.C..............................      41,768          40,360
                                                                       ------------
TOTAL -- IRELAND
  (Cost $2,698,237)....................................                   2,540,889
                                                                       ------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................       3,400          72,236
 Den Norske Bank ASA Series A..........................      36,500         154,317
 Elkem ASA.............................................       2,500          42,973
 Hafslund ASA..........................................       4,100          17,509

                                                               SHARES        VALUE+
                                                               ------        ------
 *Kvaerner ASA.........................................       5,473    $     42,655
 *Merkantildata ASA....................................       6,800          16,771
 Nera ASA..............................................       6,300          20,515
 Norsk Hydro ASA.......................................      15,700         656,230
 Norske Skogindustrier Asa Series A....................       5,000          77,938
 *Opticom Asa..........................................         600          44,841
 Orkla ASA Series A....................................      11,471         200,237
 *Petroleum Geo Services ASA...........................       4,600          51,076
 Schibsted ASA.........................................       2,700          27,673
 Smedvig ASA Series A..................................       3,800          37,730
 Storebrand ASA........................................      14,500         108,365
 *Tandberg ASA.........................................       2,800          34,378
 *Tandberg Television ASA..............................       2,800          24,662
 Tomra Systems ASA.....................................       9,200         155,192
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,807,339)....................................                   1,785,298
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $52,037)......................................                      51,187
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,859,376)....................................                   1,836,485
                                                                       ------------
PORTUGAL -- (0.5%)
COMMON STOCKS -- (0.5%)
 BPI SGPS SA...........................................      37,462         100,023
 *Banco Comercial Portugues SA.........................      96,139         380,553
 *Banco Comercial Portugues SA BCP.....................       6,480          24,827
 Banco Espirito Santo e Comercial de Lisboa............      12,880         174,677
 Brisa Auto Estradas de Portugal SA....................      14,600         132,538
 Cimpor Cimentos de Portugal SA........................       6,180         128,442
 Electricidade de Portugal SA..........................      99,700         245,916
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       5,600          38,448
 *Portugal Telecom SA..................................      56,500         447,774
 Sonae SGPS SA.........................................     108,923          93,248
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,321,830)....................................                   1,766,446
                                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Austria Tabak AG......................................       1,386          84,938
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................         754           7,292
 BBAG Oesterreichische Brau-Beteiligungs...............         498          17,678
 BWT AG................................................         880          26,107
 Bayerische Hypo- Und Vereinsbank AG...................       4,948         237,003
 Bohler Uddeholm AG....................................         480          17,475
 Flughafen Wien AG.....................................         579          18,649
 Mayr-Melnhof Karton AG................................         472          20,332
 Oesterreichische Elektrizitaetswirtschafts AG.........         810          73,806
 Omv AG................................................       1,557         154,409
 Rhi AG, Wien..........................................         778          14,099
 *Telekom Austria AG...................................       8,470          48,819

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

 Va Technologie AG.....................................         805    $    $25,854

                                                               SHARES        VALUE+
                                                               ------        ------
 Wienerberger AG.......................................       4,007          66,535
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $973,724)......................................                     812,996
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Auckland International Airport, Ltd..................      19,656          28,756
 Carter Holt Harvey, Ltd...............................      72,500          51,551
 Contact Energy, Ltd...................................      18,722          21,575
 Fisher & Paykel Industries, Ltd.......................       6,400          24,846
 *Rubicon, Ltd.........................................      10,106           2,395
 #Telecom Corporation of New Zealand, Ltd..............      97,420         216,570
 Warehouse Group, Ltd..................................      14,200          32,380
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $600,986)......................................                     378,073
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $1,436).......................................                       1,387
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $602,422)......................................                     379,460
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency........................................                     171,057
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Capstone Turbine Corp.
   (Cost $2,646).......................................         144           4,733
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (3.6%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $13,866,694) to be
   repurchased at $13,661,468
   (Cost $13,660,000)..................................   $  13,660      13,660,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $390,688,824)++................................                $379,860,964
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $392,488,851.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $   379,861
Collateral for Securities Loaned............................       24,216
Cash........................................................           15
Receivables:
    Dividends, Interest and Tax Reclaims....................        1,040
    Investment Securities Sold..............................          174
    Fund Shares Sold........................................          316
Prepaid Expenses and Other Assets...........................           53
                                                              -----------
    Total Assets............................................      405,675
                                                              -----------

LIABILITIES:
Payables:
    Collateral on Securities Loaned.........................       24,216
    Investment Securities Purchased.........................          123
    Fund Shares Redeemed....................................          114
Accrued Expenses and Other Liabilities......................          197
                                                              -----------
    Total Liabilities.......................................       24,650
                                                              -----------

NET ASSETS..................................................  $   381,025
                                                              ===========

SHARES OUTSTANDING $0.01 PAR VALUE
  (Authorized 150,000,000)..................................   24,211,361
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     15.74
                                                              ===========
Investments at Cost.........................................  $   390,689
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   390,215
Accumulated Net Investment Income (Loss)....................        2,415
Accumulated Net Realized Gain (Loss)........................         (684)
Accumulated Net Realized Foreign Exchange Gain (Loss).......          (79)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................      (10,827)
Unrealized Net Foreign Exchange Gain (Loss).................          (15)
                                                              -----------
    Total Net Assets........................................  $   381,025
                                                              ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $388).......         $  3,765
    Interest................................................              277
    Income from Securities Lending..........................              155
                                                                     --------
        Total Investment Income.............................            4,197
                                                                     --------
EXPENSES
    Advisory Services.......................................              466
    Accounting & Transfer Agent Fees........................              210
    Custodian Fees..........................................               94
    Legal Fees..............................................                3
    Audit Fees..............................................               25
    Filing Fees.............................................               28
    Shareholders' Reports...................................                5
    Directors' Fees and Expenses............................                2
    Other...................................................               12
                                                                     --------
        Total Expenses......................................              845
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................            3,352
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
Net Realized Gain (Loss) on Investment Securities Sold......             (116)
Net Realized Gain (Loss) on Foreign Currency Transactions...              (79)
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          (32,857)
    Translation of Foreign Currency Denominated Amounts.....               23
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (33,029)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(29,677)
                                                                     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2001             2000
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $  3,352         $  4,213
  Net Realized Gain (Loss) on Investment Securities Sold....              (116)           1,041
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................               (79)             101
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............           (32,857)         (44,806)
    Translation of Foreign Currency Denominated Amounts.....                23              (42)
                                                                      --------         --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................           (29,677)         (39,493)
                                                                      --------         --------

Distributions From:
  Net Investment Income.....................................            (4,475)          (2,888)
  Net Realized Gains........................................            (1,041)          (2,323)
                                                                      --------         --------
    Total Distributions.....................................            (5,516)          (5,211)
                                                                      --------         --------
Capital Share Transactions (1):
  Shares Issued.............................................           115,335          194,125
  Shares Issued in Lieu of Cash Distributions...............             5,516            5,211
  Shares Redeemed...........................................           (63,271)         (64,334)
                                                                      --------         --------
  Net Increase (Decrease) from Capital Share Transactions...            57,580          135,002
                                                                      --------         --------
    Total Increase (Decrease)...............................            22,387           90,298
NET ASSETS
  Beginning of Period.......................................           358,638          268,340
                                                                      --------         --------
  End of Period.............................................          $381,025         $358,638
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................             6,929           10,016
   Shares Issued in Lieu of Cash Distributions..............               317              263
   Shares Redeemed..........................................            (3,760)          (3,376)
                                                                      --------         --------
                                                                         3,486            6,903
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS         YEAR        YEAR        YEAR        YEAR       YEAR
                                            ENDED           ENDED       ENDED       ENDED      ENDED      ENDED
                                           MAY 31,        NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,
                                            2001            2000        1999        1998        1997       1996
                                         -----------      ---------   ---------   ---------   --------   --------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period...   $  17.30        $  19.41    $  16.28    $  14.27    $ 14.18    $ 12.60
                                          --------        --------    --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).........       0.14            0.22        0.20        0.23       0.23       0.21
  Net Gains (Losses) on Securities
    (Realized and Unrealized)..........      (1.43)          (1.95)       3.19        2.03       0.15       1.39
                                          --------        --------    --------    --------    -------    -------
  Total from Investment Operations.....      (1.29)          (1.73)       3.39        2.26       0.38       1.60
                                          --------        --------    --------    --------    -------    -------
LESS DISTRIBUTIONS
  Net Investment Income................      (0.22)          (0.21)      (0.26)      (0.25)     (0.21)     (0.02)
  Net Realized Gains...................      (0.05)          (0.17)         --          --      (0.08)        --
                                          --------        --------    --------    --------    -------    -------
  Total Distributions..................      (0.27)          (0.38)      (0.26)      (0.25)     (0.29)     (0.02)
                                          --------        --------    --------    --------    -------    -------
Net Asset Value, End of Period.........   $  15.74        $  17.30    $  19.41    $  16.28    $ 14.27    $ 14.18
                                          ========        ========    ========    ========    =======    =======
Total Return...........................      (7.63)%#        (9.19)%     21.12%      16.13%      2.80%     12.68%

Net Assets, End of Period
  (thousands)..........................   $381,025        $358,638    $268,340    $114,593    $87,223    $79,322
Ratio of Expenses to Average Net
  Assets...............................       0.45%*          0.47%       0.53%       0.47%      0.47%      0.58%
Ratio of Net Investment Income (Loss)
  to Average Net Assets................       1.80%*          1.21%       1.38%       1.63%      1.69%      1.57%
Portfolio Turnover Rate................          1%*             1%          2%          4%         2%        18%

-----------------------------------------------------------------
  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund currently offers thirty-eight portfolios, of which the Large Cap International Portfolio (the "Portfolio") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are known. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Portfolio. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

    For the six months ended May 31, 2001, the Portfolio's advisory fees were accrued daily and paid monthly to the Advisor at an effective annual rate of .25 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Portfolio made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $25,543
Sales.......................................................      980

E. INVESTMENTS TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 43,532
Gross Unrealized Depreciation...............................   (56,160)
                                                              --------
  Net.......................................................  $(12,628)
                                                              ========

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    The open repurchase agreement was entered into on May 31, 2001.

    2. FOREIGN MARKETS RISKS: Investment in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Portfolio an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

H. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with Fuji Securities which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2001, the market value of securities on loan to brokers was $22,653,122, the related collateral cash received was $24,216,461 and the value of collateral on overnight repurchase agreements was $24,946,170.

                        THE DFA INVESTMENT TRUST COMPANY
                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (97.6%)
 Abbott Laboratories...................................      430,200   $   22,361,796
 *ADC Telecommunications, Inc..........................      216,200        1,661,497
 Adobe Systems, Inc....................................       66,800        2,655,968
 *Advanced Micro Devices, Inc..........................       87,300        2,466,225
 *AES Corp.............................................      147,900        6,714,660
 *Aetna, Inc...........................................       40,000          934,000
 AFLAC, Inc............................................      147,700        4,789,911
 *Agilent Technologies, Inc............................      126,900        4,256,226
 Air Products & Chemicals, Inc.........................       63,800        2,983,926
 Alberto-Culver Co. Class B............................       15,500          654,875
 Albertson's, Inc......................................      113,800        3,266,060
 Alcan Aluminum, Ltd...................................       88,400        3,960,320
 Alcoa, Inc............................................      240,500       10,377,575
 Allegheny Energy, Inc.................................       34,100        1,814,120
 Allegheny Teledyne, Inc...............................       22,400          462,336
 Allergan, Inc.........................................       36,700        3,291,990
 *Allied Waste Industries, Inc.........................       54,900          926,712
 Allstate Corp.........................................      203,400        9,157,068
 Alltel Corp...........................................       87,100        5,050,929
 *Altera Corp..........................................      110,500        2,652,552
 *Alza Corp............................................       65,900        3,107,185
 Ambac, Inc............................................       29,250        1,639,462
 Amerada Hess Corp.....................................       24,600        2,106,744
 Ameren Corp...........................................       38,300        1,708,180
 American Electric Power Co., Inc......................       89,600        4,497,920
 American Express Co...................................      370,000       15,584,400
 American General Corp.................................      139,900        6,327,677
 American Greetings Corp. Class A......................       17,700          221,958
 American Home Products Corp...........................      364,600       23,079,180
 American International Group, Inc.....................      647,500       52,447,500
 *American Power Conversion Corp.......................       54,300          882,646
 *Amgen, Inc...........................................      289,800       19,238,373
 *AMR Corp.............................................       41,900        1,633,681
 AmSouth Bancorporation................................      104,400        1,919,916
 Anadarko Petroleum Corp...............................       69,300        4,338,873
 *Analog Devices, Inc..................................      100,100        4,459,455
 *Andrew Corp..........................................       22,700          390,780
 Anheuser-Busch Companies, Inc.........................      251,000       11,044,000
 *AOL Time Warner, Inc.................................    1,203,800       62,874,474
 AON Corp..............................................       71,300        2,495,500
 Apache Corp...........................................       34,300        2,042,565
 *Apple Computer, Inc..................................       96,300        1,921,666
 Applera Corporation - Applied Biosystems Group........       58,600        1,802,536
 *#Applied Materials, Inc..............................      225,100       11,238,117
 *Applied Micro Circuits Corp..........................       83,100        1,502,032
 Archer-Daniels Midland Co.............................      176,300        2,380,050
 Ashland, Inc..........................................       19,300          801,336
 AT & T Corp...........................................      942,300       19,948,491
 Autodesk, Inc.........................................       15,600          477,906
 Automatic Data Processing, Inc........................      176,700        9,495,858
 *Autozone, Inc........................................       31,700        1,048,319
 *Avaya, Inc...........................................       78,600        1,273,320
 Avery Dennison Corp...................................       30,700        1,795,336
                                                            SHARES             VALUE+
                                                            ------             ------

 Avon Products, Inc....................................       66,300   $    2,901,288
 B B & T Corp..........................................      111,800        4,041,570
 Baker Hughes, Inc.....................................       92,400        3,640,560
 Ball Corp.............................................        7,900          375,250
 Bank of America Corp..................................      452,800       26,828,400
 Bank of New York Co., Inc.............................      206,000       11,249,660
 Bank One Corp.........................................      321,700       12,739,320
 Bard (C.R.), Inc......................................       14,200          801,590
 *#Barrick Gold Corp...................................      110,200        1,818,300
 Bausch & Lomb, Inc....................................       14,800          700,040
 Baxter International, Inc.............................      163,800        8,088,444
 Bear Stearns Companies, Inc...........................       29,700        1,614,195
 Becton Dickinson & Co.................................       71,400        2,451,162
 *Bed, Bath and Beyond, Inc............................       79,500        2,353,995
 Bellsouth Corp........................................      520,900       21,476,707
 Bemis Co., Inc........................................       14,800          562,548
 *Best Buy Co., Inc....................................       57,800        3,072,070
 *Big Lots, Inc........................................       31,000          402,380
 *Biogen, Inc..........................................       41,100        2,479,357
 Biomet, Inc...........................................       49,700        2,220,347
 Black & Decker Corp...................................       22,500          892,125
 Block (H.&R.), Inc....................................       25,400        1,514,856
 *BMC Software, Inc....................................       67,700        1,618,030
 Boeing Co.............................................      232,100       14,596,769
 Boise Cascade Corp....................................       15,900          560,475
 *Boston Scientific Corp...............................      112,800        1,953,696
 Bristol Myers Squibb Co...............................      544,000       29,506,560
 *Broadcom Corp........................................       67,900        2,258,693
 *Broadvision, Inc.....................................       74,900          472,244
 Brown-Forman Corp. Class B............................       19,000        1,244,500
 Brunswick Corp........................................       24,300          549,180
 Burlington Northern Santa Fe Corp.....................      109,100        3,389,737
 Burlington Resources, Inc.............................       60,100        2,938,890
 C.I.T. Group, Inc. Class A............................       72,900        2,894,130
 *Cabletron Systems, Inc...............................       51,400          997,674
 *Calpine Corp.........................................       83,100        4,096,830
 Campbell Soup Co......................................      116,900        3,453,226
 Capital One Financial Corp............................       54,700        3,561,517
 Cardinal Health, Inc..................................      117,000        8,422,830
 Carnival Corp.........................................      162,700        4,593,021
 Caterpillar, Inc......................................       95,700        5,183,112
 *Cendant Corp.........................................      214,100        4,106,438
 Centex Corp...........................................       16,400          611,392
 CenturyTel, Inc.......................................       39,200        1,114,848
 Charter One Financial, Inc............................       57,900        1,751,475
 Chevron Corp..........................................      178,700       17,164,135
 *Chiron Corp..........................................       53,300        2,748,681
 Chubb Corp............................................       48,500        3,654,475
 CIGNA Corp............................................       42,700        4,033,869
 Cincinnati Financial Corp.............................       44,900        1,887,371
 Cinergy Corp..........................................       44,200        1,562,470
 Cintas Corp...........................................       47,000        2,192,315
 Circuit City Stores, Inc. (Carmax Group)..............       57,300          860,073
 *Cisco Sytems, Inc....................................    2,024,400       39,000,066

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Citigroup, Inc........................................    1,397,300   $   71,611,625
 *Citizens Communications Co...........................       73,900        1,098,154
 *Citrix Systems, Inc..................................       51,600        1,233,498
 *Clear Channel Communications, Inc....................      162,800        9,925,916
 Clorox Co.............................................       65,800        2,279,312
 CMS Energy Corp.......................................       36,400        1,079,988
 Coca-Cola Co..........................................      691,900       32,796,060
 Coca-Cola Enterprises, Inc............................      116,400        1,941,552
 Colgate-Palmolive Co..................................      159,200        9,017,088
 *Comcast Corp. Class A Special........................      261,400       10,712,172
 Comerica, Inc.........................................       49,350        2,808,015
 Compaq Computer Corp..................................      469,900        7,513,701
 Computer Associates International, Inc................      160,300        4,546,108
 *Computer Sciences Corp...............................       46,900        1,969,331
 *Compuware Corp.......................................      102,300        1,127,857
 *Comverse Tecnology, Inc..............................       46,100        2,674,030
 Conagra, Inc..........................................      149,400        3,114,990
 *Concord EFS, Inc.....................................       60,200        3,051,839
 *Conexant Systems, Inc................................       67,700          574,434
 Conoco, Inc...........................................      173,500        5,413,200
 Conseco, Inc..........................................       90,500        1,576,510
 Consolidated Edison, Inc..............................       59,100        2,313,765
 Constellation Energy Group............................       45,200        2,137,960
 *Convergys Corp.......................................       47,800        1,964,580
 Cooper Industries, Inc................................       26,000          988,780
 Cooper Tire & Rubber Co...............................       20,200          265,630
 Coors (Adolph) Co. Class B............................       10,300          534,570
 Corning, Inc..........................................      255,900        4,841,628
 *Costco Wholesale Corp................................      124,800        4,855,344
 Countrywide Credit Industries, Inc....................       32,400        1,254,852
 Crane Co..............................................       16,900          490,269
 CSX Corp..............................................       59,300        2,205,960
 Cummins Engine Co., Inc...............................       11,500          487,025
 CVS Corp..............................................      109,000        5,984,100
 Dana Corp.............................................       41,100          884,472
 Danaher Corp..........................................       39,400        2,481,412
 Darden Restaurants, Inc...............................       33,300          929,070
 Deere & Co............................................       65,300        2,439,608
 *Dell Computer Corp...................................      719,600       17,540,250
 Delphi Automotive Systems Corp........................      155,700        2,288,790
 Delta Air Lines, Inc..................................       34,100        1,623,842
 Deluxe Corp...........................................       20,100          556,971
 Devon Energy Corp.....................................       35,600        2,072,276
 Dillards, Inc. Class A................................       24,500          399,840
 Disney (Walt) Co......................................      578,700       18,298,494
 Dollar General Corp...................................       92,000        1,725,000
 Dominion Resources, Inc...............................       66,600        4,415,580
 Donnelley (R.R.) & Sons Co............................       34,000        1,030,200
 Dover Corp............................................       56,600        2,399,274
 Dow Chemical Co.......................................      249,234        8,925,070
 Dow Jones & Co., Inc..................................       24,300        1,354,725
 DTE Energy Co.........................................       39,700        1,775,384
 Duke Power Co.........................................      213,200        9,747,504
 DuPont (E.I.) de Nemours & Co., Inc...................      290,200       13,465,280
 Dynegy, Inc...........................................       89,900        4,432,070
 Eastman Chemical Co...................................       21,500        1,086,610
 Eastman Kodak Co......................................       83,600        3,956,788
 Eaton Corp............................................       19,000        1,485,800
 Ecolab, Inc...........................................       35,400        1,447,152
 Edison International..................................       90,700          982,281
 El Paso Corp..........................................      138,179        8,415,101
                                                            SHARES             VALUE+
                                                            ------             ------

 Electronic Data Systems Corp..........................      130,100   $    7,968,625
 *EMC Corp. MA.........................................      608,700       19,234,920
 Emerson Electric Co...................................      119,400        8,084,574
 Engelhard Corp........................................       35,600          988,256
 Enron Corp............................................      207,700       10,989,407
 Entergy Corp..........................................       62,100        2,682,720
 EOG Resources, Inc....................................       32,600        1,463,414
 Equifax, Inc..........................................       39,300        1,378,644
 Exelon Corp...........................................       88,600        6,008,852
 Exxon Mobil Corp......................................      967,200       85,839,000
 Fannie Mae............................................      280,300       23,107,932
 Federal Home Loan Mortgage Corp.......................      193,500       12,809,700
 *Federated Department Stores, Inc.....................       55,300        2,477,440
 *FedEx Corp...........................................       82,500        3,300,000
 Fifth Third Bancorp...................................      158,006        9,301,023
 First Data Corp.......................................      110,000        7,217,100
 First Union Corp......................................      272,500        8,788,125
 FirstEnergy Corp......................................       62,700        1,921,755
 *Fiserv, Inc..........................................       34,500        1,901,123
 FleetBoston Financial Corp............................      301,200       12,526,908
 Fluor Corp............................................       20,500        1,195,560
 *FMC Corp.............................................        8,500          648,720
 Ford Motor Co.........................................      515,800       12,559,730
 *Forest Laboratories, Inc.............................       49,000        3,628,940
 Fortune Brands, Inc...................................       43,100        1,480,485
 FPL Group, Inc........................................       49,100        2,860,075
 Franklin Resources, Inc...............................       73,500        3,270,750
 *Freeport McMoran Copper & Gold, Inc. Class B.........       41,300          647,171
 Gannett Co., Inc......................................       73,500        4,871,580
 Gap, Inc..............................................      236,400        7,328,400
 *Gateway, Inc.........................................       89,800        1,499,660
 General Dynamics Corp.................................       55,300        4,286,856
 General Electric Co...................................    2,756,800      135,083,200
 General Mills, Inc....................................       79,000        3,346,440
 General Motors Corp...................................      152,600        8,682,940
 Genuine Parts Co......................................       48,200        1,377,074
 Georgia-Pacific Corp..................................       62,800        2,226,260
 Gillette Co...........................................      292,900        8,473,597
 *Global Crossing, Ltd.................................      246,500        3,130,550
 Golden West Financial Corp............................       44,000        2,805,000
 Goodrich (B.F.) Co....................................       28,600        1,194,908
 Goodyear Tire & Rubber Co.............................       44,100        1,283,751
 GPU, Inc..............................................       33,800        1,133,990
 Grainger (W.W.), Inc..................................       26,100        1,153,359
 Great Lakes Chemical Corp.............................       14,000          479,500
 *Guidant Corp.........................................       85,600        3,214,280
 Halliburton Co........................................      123,100        5,753,694
 Harcourt General, Inc.................................       20,300        1,177,400
 Harley-Davidson, Inc..................................       84,200        3,954,874
 *Harrahs Entertainment, Inc...........................       32,600        1,192,182
 Hartford Financial Services Group, Inc................       65,800        4,454,660
 Hasbro, Inc...........................................       48,000          720,000
 HCA - The Heathcare Company...........................      153,700        6,200,258
 *Healthsouth Corp.....................................      107,500        1,365,250
 Heinz (H.J.) Co.......................................       96,800        4,192,408
 Hercules, Inc.........................................       29,900          399,464
 Hershey Foods Corp....................................       37,900        2,298,256
 Hewlett-Packard Co....................................      537,700       15,765,364
 Hilton Hotels Corp....................................      102,700        1,272,453
 Home Depot, Inc.......................................      644,200       31,752,618

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Homestake Mining Co...................................       73,200   $      473,604
 Honeywell International, Inc..........................      222,000       10,744,800
 Household International, Inc..........................      131,100        8,608,026
 *Humana, Inc..........................................       47,100          449,805
 Huntington Bancshares, Inc............................       69,800        1,045,255
 Illinois Tool Works, Inc..............................       84,100        5,757,486
 IMS Health, Inc.......................................       81,700        2,367,666
 *Inco, Ltd............................................       50,700          947,076
 Ingersoll-Rand Co.....................................       44,700        2,205,945
 Intel Corp............................................    1,872,400       50,564,162
 International Business Machines Corp..................      488,000       54,558,400
 International Flavors & Fragrances, Inc...............       27,300          716,625
 International Paper Co................................      134,100        5,129,325
 Interpublic Group of Companies, Inc...................       85,600        3,144,944
 *Intuit, Inc..........................................       57,600        1,846,368
 ITT Industries, Inc...................................       24,500        1,143,170
 J.P. Morgan Chase & Co................................      529,300       26,015,095
 *Jabil Circuit, Inc...................................       53,000        1,557,140
 *JDS Uniphase Corp....................................      363,300        6,070,743
 Jefferson-Pilot Corp..................................       42,900        2,033,031
 Johnson & Johnson.....................................      386,600       37,480,870
 Johnson Controls, Inc.................................       23,900        1,682,560
 *K Mart Corp..........................................      134,500        1,517,160
 KB Home Corp..........................................       12,300          312,543
 Kellogg Co............................................      112,800        3,014,016
 Kerr-McGee Corp.......................................       26,200        1,825,354
 KeyCorp...............................................      118,500        2,817,930
 KeySpan Corporation...................................       37,400        1,493,008
 Kimberly Clark Corp...................................      148,700        8,988,915
 Kinder Morgan, Inc....................................       31,900        1,762,475
 *King Pharmaceuticals, Inc............................       47,000        2,377,260
 *KLA-Tencor Corp......................................       51,400        2,653,011
 Knight Ridder, Inc....................................       20,400        1,120,776
 *Kohls Corp...........................................       92,400        5,687,220
 *Kroger Co............................................      227,800        5,681,332
 Leggett and Platt, Inc................................       54,600        1,196,832
 Lehman Brothers Holdings, Inc.........................       69,600        4,984,056
 *Lexmark International Group, Inc.....................       35,500        2,200,645
 Lilly (Eli) & Co......................................      313,600       26,561,920
 Limited, Inc..........................................      118,400        1,929,920
 Lincoln National Corp.................................       53,300        2,624,492
 Linear Technology Corp................................       88,200        4,231,395
 Liz Claiborne, Inc....................................       14,400          745,488
 Lockheed Martin Corp..................................      120,000        4,594,800
 Loews Corp............................................       54,700        3,773,753
 Longs Drug Stores Corp................................       10,500          252,000
 Louisiana-Pacific Corp................................       29,000          340,750
 Lowe's Companies, Inc.................................      106,600        7,411,898
 *LSI Logic Corp.......................................       99,500        1,821,845
 Lucent Technologies, Inc..............................      946,900        7,461,572
 *Manor Care, Inc......................................       28,500          705,375
 Marriott International, Inc. Class A..................       66,800        3,163,648
 Marsh & McLennan Companies, Inc.......................       76,600        8,035,340
 Masco Corp............................................      124,200        2,901,312
 Mattel, Inc...........................................      118,600        2,111,080
 *Maxim Integrated Products, Inc.......................       89,700        4,576,046
 May Department Stores Co..............................       83,000        2,714,100
 Maytag Corp...........................................       21,400          707,484
 MBIA, Inc.............................................       41,150        2,170,663
 MBNA Corp.............................................      237,000        8,546,220
                                                            SHARES             VALUE+
                                                            ------             ------

 McDermott International, Inc..........................       16,800   $      236,544
 McDonalds Corp........................................      364,800       11,046,144
 McGraw-Hill Companies, Inc............................       54,400        3,489,216
 McKesson HBOC, Inc....................................       79,200        2,737,944
 Mead Corp.............................................       27,600          800,400
 *Medimmune, Inc.......................................       59,000        2,349,675
 Medtronic, Inc........................................      334,200       14,363,916
 Mellon Financial Corp.................................      135,800        6,222,356
 Merck & Co., Inc......................................      641,600       46,830,384
 *Mercury Interactive Corp.............................       22,600        1,337,581
 Meredith Corp.........................................       13,900          502,485
 *#Merrill Lynch & Co., Inc............................      224,700       14,598,759
 *MetLife, Inc.........................................      212,700        6,774,495
 MGIC Investment Corp..................................       29,700        2,089,989
 *Micron Technology, Inc...............................      165,000        6,187,500
 *Microsoft Corp.......................................    1,484,400      102,653,682
 Millipore Corp........................................       13,000          722,150
 Minnesota Mining & Manufacturing Co...................      110,300       13,079,374
 *Mirant Corp..........................................       94,310        3,706,383
 Molex, Inc............................................       54,400        1,910,256
 Moody's Corp..........................................       45,300        1,453,224
 Morgan Stanley Dean Witter & Co.......................      310,700       20,198,607
 Motorola, Inc.........................................      607,700        8,933,190
 *Nabors Industries, Inc...............................       40,800        2,074,680
 National City Corp....................................      169,400        4,963,420
 *National Semiconductor Corp..........................       48,400        1,283,568
 National Service Industries, Inc......................       11,300          286,455
 *Navistar International Corp..........................       16,500          479,985
 *NCR Corp.............................................       26,700        1,251,963
 *Network Appliance Corp...............................       89,200        1,658,674
 New York Times Class A................................       45,100        1,898,259
 Newell Rubbermaid, Inc................................       74,200        1,875,034
 Newmont Mining Corp...................................       53,500        1,096,215
 *Nextel Communications Corp. Class A..................      212,100        3,375,572
 *Niagara Mohawk Holdings, Inc.........................       44,600          780,500
 Nicor, Inc............................................       12,900          500,391
 Nike, Inc. Class B....................................       75,100        3,086,610
 NiSource, Inc.........................................       56,800        1,777,840
 *Noble Drilling Corp..................................       37,500        1,601,250
 Nordstrom, Inc........................................       37,300          691,169
 Norfolk Southern Corp.................................      107,000        2,372,190
 Nortel Network Corp...................................      885,300       11,801,049
 Northern Trust Corp...................................       61,800        4,086,525
 Northrop Grumman Corp.................................       23,700        2,103,612
 *Novell, Inc..........................................       88,400          400,010
 *Novellus Systems, Inc................................       39,200        1,877,288
 Nucor Corp............................................       21,700        1,111,474
 Occidental Petroleum Corp.............................      102,800        3,080,916
 *Office Depot, Inc....................................       83,000          758,620
 Omnicom Group, Inc....................................       49,300        4,588,844
 Oneok, Inc............................................        8,200          345,220
 *Oracle Systems Corp..................................    1,554,100       23,777,730
 Paccar, Inc...........................................       21,300        1,022,933
 *Pactiv Corp..........................................       44,000          605,000
 Pall Corp.............................................       34,100          787,710
 *Palm, Inc............................................      157,600          888,076
 *Parametric Technology Corp...........................       73,900          879,780
 Parker-Hannifin Corp..................................       32,500        1,570,075
 Paychex, Inc..........................................      103,600        3,981,866
 Penney (J.C.) Co., Inc................................       73,000        1,526,430

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Peoples Energy Corp...................................        9,800   $      386,022
 *Peoplesoft, Inc......................................       79,400        3,203,393
 *Pepsi Bottling.......................................       39,400        1,715,476
 Pepsico, Inc..........................................      401,700       17,980,092
 PerkinElmer, Inc......................................       13,900          959,517
 Pfizer, Inc...........................................    1,755,300       75,284,817
 PG&E Corp. (Holding Co.)..............................      107,600        1,226,640
 Pharmacia Corp........................................      358,700       17,418,472
 Phelps Dodge Corp.....................................       22,000          994,400
 Philip Morris Companies, Inc..........................      618,600       31,802,226
 Phillips Petroleum Co.................................       71,000        4,596,540
 Pinnacle West Capital Corp............................       23,600        1,178,820
 Pitney Bowes, Inc.....................................       70,200        2,775,708
 Placer Dome, Inc......................................       91,100          969,304
 PNC Financial Services Group, Inc.....................       80,600        5,581,550
 Potlatch Corp.........................................        7,900          271,602
 *Power-One, Inc.......................................       21,800          445,701
 PPG Industries, Inc...................................       46,800        2,602,080
 PPL Corp..............................................       40,400        2,412,284
 Praxair, Inc..........................................       44,000        2,212,760
 Procter & Gamble Co...................................      361,600       23,229,184
 Progress Energy, Inc..................................       57,200        2,433,860
 Progressive Corp......................................       20,500        2,686,320
 Providian Financial Corp..............................       79,500        4,512,420
 Public Service Enterprise Group, Inc..................       59,600        3,064,036
 Pulte Corp............................................       11,200          452,480
 *Q Logic Corp.........................................       25,600        1,305,728
 Quaker Oats Co........................................       36,800        3,527,648
 *QUALCOMM, Inc........................................      209,600       12,730,056
 *Quintiles Transnational Corp.........................       32,100          610,703
 Qwest Communications International, Inc...............      460,700       16,926,118
 Radioshack Corp.......................................       51,700        1,407,791
 Ralston Purina Group..................................       86,100        2,668,239
 Raytheon Co...........................................       94,900        2,825,173
 *Reebok International, Ltd............................       15,800          455,672
 Regions Financial Corp................................       67,300        2,087,983
 Reliant Energy, Inc...................................       81,900        3,773,952
 *Robert Half International, Inc.......................       49,500        1,395,900
 Rockwell International Corp...........................       50,700        2,382,900
 Rohm & Haas Co........................................       61,200        2,031,840
 *Rowan Companies, Inc.................................       26,300          787,159
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      594,000       36,222,120
 Ryder System, Inc.....................................       16,600          364,204
 *Sabre Holdings Corp..................................       36,700        1,917,208
 Safeco Corp...........................................       35,500          997,373
 *Safeway, Inc.........................................      139,600        7,070,740
 *Saint Jude Medical, Inc..............................       23,700        1,458,024
 Saint Paul Companies, Inc.............................       60,600        3,066,360
 *Sanmina Corp.........................................       85,300        2,308,645
 *Sapient Corp.........................................       33,800          323,297
 Sara Lee Corp.........................................      218,500        4,116,540
 SBC Communications, Inc...............................      941,700       40,540,185
 Schering-Plough Corp..................................      406,800       17,065,260
 Schlumberger, Ltd.....................................      159,400       10,046,982
 Schwab (Charles) Corp.................................      384,900        7,236,120
 Scientific-Atlanta, Inc...............................       44,900        2,357,699
 *Sealed Air Corp......................................       23,392          971,002
 Sears, Roebuck & Co...................................       93,000        3,708,840
 Sempra Energy.........................................       56,900        1,553,370
 Sherwin-Williams Co...................................       44,700          953,898
                                                            SHARES             VALUE+
                                                            ------             ------

 *Siebel Systems, Inc..................................      119,600   $    5,424,458
 Sigma-Aldrich Corp....................................       21,500        1,023,723
 Snap-On, Inc..........................................       16,100          463,680
 *Solectron Corp.......................................      179,600        3,873,972
 Southern Co...........................................      188,000        4,425,520
 SouthTrust Corp.......................................       94,100        2,349,207
 Southwest Airlines Co.................................      210,800        4,216,000
 Sprint Corp...........................................      246,000        4,996,260
 *Sprint Corp. (PCS Group).............................      259,300        5,704,600
 Stanley Works.........................................       24,000          912,000
 *Staples, Inc.........................................      126,000        1,827,630
 *Starbucks Corp.......................................      105,400        2,056,881
 Starwood Hotels and Resorts Worldwide, Inc............       53,700        2,031,471
 State Street Corp.....................................       90,000        4,947,300
 Stilwell Financial, Inc...............................       61,900        2,032,796
 Stryker Corp..........................................       54,400        3,125,280
 *Sun Microsystems.....................................      906,800       14,930,462
 Sunoco, Inc...........................................       23,700          924,300
 Suntrust Banks, Inc...................................       82,500        5,067,150
 Supervalu, Inc........................................       37,000          575,720
 Symbol Technologies, Inc..............................       61,300        1,572,345
 Synovus Financial Corp................................       79,900        2,427,362
 Sysco Corp............................................      188,100        5,592,213
 T. Rowe Price Group, Inc..............................       33,800        1,239,953
 Target Corp...........................................      249,100        9,415,980
 *Tektronix, Inc.......................................       26,300          644,613
 *Tellabs, Inc.........................................      114,100        3,880,541
 Temple-Inland, Inc....................................       13,700          727,607
 *Tenet Healthcare Corp................................       89,200        4,057,708
 *Teradyne, Inc........................................       48,500        1,932,725
 Texaco, Inc...........................................      153,000       10,924,200
 Texas Corp............................................       71,900        3,547,546
 Texas Instruments, Inc................................      482,400       16,459,488
 Textron, Inc..........................................       39,500        2,275,595
 *Thermo-Electron Corp.................................       50,100        1,398,291
 Thomas & Betts Corp...................................       16,100          336,329
 Tiffany & Co..........................................       40,600        1,403,948
 Timken Co.............................................       16,700          295,590
 TJX Companies, Inc....................................       77,800        2,603,188
 Torchmark Corp........................................       35,100        1,330,992
 Tosco Corp............................................       40,400        2,017,576
 *Toys R Us, Inc.......................................       54,900        1,520,730
 Transocean Sedco Forex, Inc...........................       88,100        4,708,945
 Tribune Co............................................       84,100        3,610,413
 *Tricon Global Restaurants, Inc.......................       40,700        1,859,990
 TRW, Inc..............................................       34,600        1,500,256
 Tupperware Corp.......................................       16,000          365,760
 Tyco International, Ltd...............................      487,400       28,001,130
 U.S. Bancorp..........................................      536,000       11,952,800
 Unilever NV...........................................      159,000        8,838,810
 Union Pacific Corp....................................       69,000        3,967,500
 Union Planters Corp...................................       38,700        1,586,700
 *Unisys Corp..........................................       87,800        1,048,332
 United Technologies Corp..............................      131,000       10,913,610
 Unitedhealth Group, Inc...............................       89,000        5,117,500
 *Univision Communications, Inc. Class A...............       57,500        2,514,475
 Unocal Corp...........................................       67,700        2,616,605
 UnumProvident Corp....................................       67,000        2,171,470
 USA Education, Inc....................................       45,700        3,204,027
 *USAir Group, Inc.....................................       18,700          452,166

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 UST, Inc..............................................       45,200   $    1,318,032
 USX-Marathon Group, Inc...............................       86,400        2,795,040
 USX-US Steel Group....................................       24,720          482,534
 *Veritas Software Co..................................      113,700        7,494,536
 Verizon Communications, Inc...........................      751,700       41,230,745
 VF Corp...............................................       31,700        1,311,112
 *Viacom, Inc. Class B.................................      485,200       27,966,928
 Visteon Corp..........................................       36,445          627,583
 *Vitesse Semiconductor, Inc...........................       52,800        1,304,952
 Vulcan Materials Co...................................       28,100        1,519,648
 Wachovia Corp.........................................       58,200        3,919,770
 Walgreen Co...........................................      282,500       11,353,675
 Wal-Mart Stores, Inc..................................    1,242,700       64,309,725
 Washington Mutual, Inc................................      242,900        8,652,098
 Waste Management, Inc.................................      173,000        4,840,540
 *Watson Pharmaceuticals, Inc..........................       28,600        1,718,860
 *Wellpoint Health Networks, Inc.......................       17,500        1,519,000
 Wells Fargo Company...................................      475,500       22,386,540
 Wendy's International, Inc............................       31,700          781,405
 Westvaco Corp.........................................       28,050          713,592
 Weyerhaeuser Co.......................................       60,400        3,455,484
 Whirlpool Corp........................................       18,500        1,163,465
 Willamette Industries, Inc............................       30,300        1,521,969
 Williams Companies, Inc...............................      134,500        5,299,300
 Winn-Dixie Stores, Inc................................       39,000        1,037,790
 *#Worldcom, Inc.......................................      801,000       14,293,845
 Worthington Industries, Inc...........................       23,900          274,850
 Wrigley (Wm.) Jr. Co..................................       62,800        3,016,284
 XCEL Energy, Inc......................................       94,685        2,868,956
 Xerox Corp............................................      185,700        1,840,287
 *Xilinx, Inc..........................................       91,900        3,790,416
 *Yahoo!, Inc..........................................      155,300        2,813,260
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,498,693,041)................................                 3,132,449,920
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (2.4%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $79,613,800) to be
   repurchased at $78,445,432
   (Cost $78,437,000)..................................   $   78,437       78,437,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,577,130,041)++..............................                $3,210,886,920
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,628,143,363.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.7%)
 *3COM Corp............................................       53,400   $      297,171
 *#Adelphia Communications Corp. Class A...............      172,800        6,613,920
 *Aetna, Inc...........................................      544,726       12,719,352
 AK Steel Holding Corp.................................      675,675        9,047,288
 *Alaska Air Group, Inc................................      111,200        3,194,776
 Albemarle Corp........................................      102,100        2,338,090
 *Allegheny Corp.......................................       17,501        3,654,209
 Alliant Energy Corp...................................      217,700        6,694,275
 Allmerica Financial Corp..............................       94,900        5,186,285
 Allstate Corp.........................................      878,800       39,563,576
 Amerada Hess Corp.....................................       65,000        5,566,600
 *America West Holdings Corp. Class B..................       19,400          198,850
 American Financial Group, Inc.........................      182,000        5,112,380
 American National Insurance Co........................       46,700        3,431,749
 AmerUs Group Co.......................................       45,600        1,637,040
 *AMR Corp.............................................      365,000       14,231,350
 Anadarko Petroleum Corp...............................        4,600          288,006
 *Apple Computer, Inc..................................        1,000           19,955
 Archer-Daniels Midland Co.............................    2,272,353       30,676,765
 *Arrow Electronics, Inc...............................      313,300        7,888,894
 Ashland, Inc..........................................      249,200       10,346,784
 Astoria Financial Corp................................       12,600          704,277
 AT & T Corp...........................................      916,700       19,406,539
 *AT & T Corp.- Liberty Media Group....................      766,800       12,920,580
 *#At Home Corp........................................    1,020,900        4,262,257
 *AutoNation, Inc......................................    2,068,600       24,099,190
 Bear Stearns Companies, Inc...........................      376,170       20,444,839
 Belo (A.H.) Corp. Class A.............................      331,800        6,466,782
 *Big Lots, Inc........................................      253,500        3,290,430
 Boise Cascade Corp....................................      213,400        7,522,350
 *Borders Group, Inc...................................       22,700          414,729
 Borg Warner Automotive, Inc...........................      100,800        4,561,200
 Bowater, Inc..........................................      171,600        8,271,120
 Brunswick Corp........................................      297,600        6,725,760
 Burlington Northern Santa Fe Corp.....................    1,285,700       39,946,699
 C.I.T. Group, Inc. Class A............................    1,079,500       42,856,150
 Centex Corp...........................................      229,000        8,537,120
 *Chris-Craft Industries, Inc..........................        4,894          340,084
 Cincinnati Financial Corp.............................      555,180       23,336,991
 Circuit City Stores, Inc. (Carmax Group)..............       98,000        1,470,980
 *Clear Channel Communications, Inc....................      201,000       12,254,970
 *CNA Financial Corp...................................      639,200       25,459,336
 *CNET Networks, Inc...................................       38,114          419,445
 Coca-Cola Enterprises, Inc............................    1,794,800       29,937,264
 Commerce Group, Inc...................................       93,100        2,974,545
 Commercial Federal Corp...............................      104,700        2,385,066
 Conseco, Inc..........................................    1,208,100       21,045,102
 Countrywide Credit Industries, Inc....................      410,000       15,879,300
 Crompton Corp.........................................        5,637           61,049
 CSX Corp..............................................      581,400       21,628,080
 Cummins Engine Co., Inc...............................      150,900        6,390,615
 Dana Corp.............................................      516,100       11,106,472
 Delphi Automotive Systems Corp........................       99,830        1,467,501
                                                            SHARES             VALUE+
                                                            ------             ------

 Delta Air Lines, Inc..................................      402,500   $   19,167,050
 Dillards, Inc. Class A................................      358,500        5,850,720
 Earthgrains Co........................................      114,700        2,976,465
 Eastman Chemical Co...................................       83,200        4,204,928
 *Extended Stay America, Inc...........................      355,300        5,524,915
 *Federated Department Stores, Inc.....................      622,000       27,865,600
 First American Financial Corp.........................       54,300        1,112,064
 First Citizens Bancshares, Inc........................       10,300          965,677
 Florida East Coast Industries Inc. Class B............        7,739          282,860
 Florida East Coast Industries, Inc....................       60,400        2,376,740
 Ford Motor Co.........................................    1,820,900       44,338,915
 Fortune Brands, Inc...................................      491,000       16,865,850
 GATX Corp.............................................      143,400        5,776,152
 General Motors Corp...................................    1,139,300       64,826,170
 *General Motors Corp. Class H.........................      826,438       19,751,868
 Georgia-Pacific Corp..................................      334,900       11,872,205
 Golden State Bancorp, Inc.............................      103,200        3,012,408
 Goodyear Tire & Rubber Co.............................      493,200       14,357,052
 Greenpoint Financial Corp.............................      265,700       10,093,943
 Harris Corp...........................................      151,400        4,302,788
 Hasbro, Inc...........................................       79,000        1,185,000
 *Healthsouth Corp.....................................    1,481,200       18,811,240
 *Hearst-Argyle Television, Inc........................      238,600        5,065,478
 Heller Financial, Inc.................................       62,600        2,153,440
 Helmerich & Payne, Inc................................      151,600        5,994,264
 Hibernia Corp.........................................      301,300        4,905,164
 Hollinger International, Inc. Class A.................      268,700        4,137,980
 Horton (D.R.), Inc....................................      429,877        8,864,064
 *Humana, Inc..........................................      618,900        5,910,495
 Huntington Bancshares, Inc............................       11,000          164,725
 *i2 Technologies Inc..................................      119,700        2,402,978
 IBP, Inc..............................................      375,600        7,061,280
 IMC Global, Inc.......................................      445,300        4,938,377
 Independence Community Bank Corp......................       12,500          238,313
 *Ingram Micro, Inc....................................      269,200        3,566,900
 International Paper Co................................    1,230,775       47,077,144
 *JDS Uniphase Corp....................................      316,500        5,288,715
 *K Mart Corp..........................................    1,780,400       20,082,912
 *Key3Media Group, Inc.................................       56,100          544,170
 KeyCorp...............................................      941,600       22,391,248
 Lafarge Corp..........................................      257,500        8,438,275
 *Lear Corp............................................      110,900        3,868,192
 *Level 3 Communications, Inc..........................      195,500        2,190,578
 Liberty Financial Companies, Inc......................      167,500        5,611,250
 Lincoln National Corp.................................      309,400       15,234,856
 Lockheed Martin Corp..................................      489,500       18,742,955
 Loews Corp............................................      646,800       44,622,732
 Longs Drug Stores Corp................................       50,900        1,221,600
 Louisiana-Pacific Corp................................      396,400        4,657,700
 Lubrizol Corp.........................................      182,000        5,647,460
 Lucent Technologies, Inc..............................      807,900        6,366,252
 Lyondell Chemical Co..................................      457,200        7,566,660
 *Mandalay Resort Group................................      296,300        7,493,427
 *Manor Care, Inc......................................      222,000        5,494,500
 MBIA, Inc.............................................      139,650        7,366,538

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Mead Corp.............................................      381,300   $   11,057,700
 *Metromedia Fiber Network, Inc........................      196,800          790,152
 *MGM Grand, Inc.......................................       19,000          597,360
 *MIPS Technologies, Inc., Class B.....................       10,116          166,256
 Mony Group, Inc.......................................       46,200        1,697,850
 Norfolk Southern Corp.................................    1,544,000       34,230,480
 Northrop Grumman Corp.................................      249,000       22,101,240
 *NTL, Inc.............................................       99,000        2,127,510
 Occidental Petroleum Corp.............................      650,800       19,504,476
 *Office Depot, Inc....................................       93,800          857,332
 Old Republic International Corp.......................      337,475        9,526,919
 Omnicare, Inc.........................................      360,300        7,551,888
 Pacific Century Financial Corp........................      337,800        8,333,526
 *Pactiv Corp..........................................      615,100        8,457,625
 *Park Place Entertainment Corp........................      812,800       10,143,744
 Penney (J.C.) Co., Inc................................    1,140,000       23,837,400
 Penzoil Quaker State Co...............................       55,600          842,340
 Phelps Dodge Corp.....................................      287,085       12,976,242
 *Pioneer Natural Resources Co.........................      483,900       10,210,290
 *#Pride International, Inc............................       50,000        1,331,500
 Pulitzer, Inc.........................................        1,700           87,210
 Pulte Corp............................................      127,600        5,155,040
 Questar Corp..........................................      271,400        8,410,686
 Qwest Communications International, Inc...............      381,800       14,027,332
 Rayonier, Inc.........................................       83,000        3,713,420
 Raytheon Co...........................................    1,084,000       32,270,680
 *#Rite Aid Corp.......................................      969,800        8,117,226
 RJ Reynolds Tobacco Holdings, Inc.....................      253,326       15,067,830
 Ryder System, Inc.....................................      279,500        6,132,230
 Safeco Corp...........................................      491,200       13,800,264
 Saint Paul Companies, Inc.............................      695,326       35,183,496
 *Saks, Inc............................................      756,000        8,724,240
 Sears, Roebuck & Co...................................      867,500       34,595,900
 Sensormatic Electronics Corp..........................      196,500        3,094,875
 *Service Corp. International..........................      903,100        6,375,886
 *Six Flags, Inc.......................................      318,000        7,155,000
 *Smurfit-Stone Container Corp.........................      106,626        1,595,658
 Sovereign Bancorp, Inc................................      781,020        8,841,146
 Sprint Corp...........................................       55,900        1,135,329
 St. Joe Corp..........................................        9,100          235,599
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       21,846,825
 Sunoco, Inc...........................................      303,000       11,817,000
 Supervalu, Inc........................................      572,400        8,906,544
 Temple-Inland, Inc....................................      133,700        7,100,807
 *Tenet Healthcare Corp................................       46,800        2,128,932
 Thomas & Betts Corp...................................      106,500        2,224,785
 Tidewater, Inc........................................      100,900        4,733,219
 *Toys R Us, Inc.......................................      819,300       22,694,610
                                                            SHARES             VALUE+
                                                            ------             ------

 TRW, Inc..............................................       30,000   $    1,300,800
 Tyson Foods, Inc. Class A.............................      488,200        6,219,668
 UAL Corp..............................................      190,500        7,092,315
 Ultramar Diamond Shamrock Corp........................      265,400       13,309,810
 Union Pacific Corp....................................      826,200       47,506,500
 Unionbancal Corp......................................        2,000           64,200
 *United Rentals, Inc..................................      294,300        6,789,501
 Unitrin, Inc..........................................      223,800        8,713,653
 UnumProvident Corp....................................      843,189       27,327,755
 USX-Marathon Group, Inc...............................      916,450       29,647,158
 USX-US Steel Group....................................      329,400        6,429,888
 *#Valero Energy Corp..................................      118,500        5,224,665
 Valhi, Inc............................................      158,500        1,989,175
 *Venator Group, Inc...................................      590,000        7,847,000
 *VeriSign, Inc........................................       11,000          621,720
 *Vishay Intertechnology, Inc..........................      182,616        3,761,890
 Visteon Corp..........................................      280,969        4,838,286
 Wallace Computer Services, Inc........................       31,000          531,340
 *WebMD Corp...........................................      321,200        2,185,766
 Weis Markets, Inc.....................................       20,800          727,584
 Wesco Financial Corp..................................       13,540        4,304,366
 Westvaco Corp.........................................      399,350       10,159,464
 Weyerhaeuser Co.......................................      183,800       10,515,198
 *Worldcom, Inc........................................      709,300       12,657,459
 Worthington Industries, Inc...........................      140,800        1,619,200
 York International Corp...............................      137,800        4,857,450
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,577,841,941)................................                 1,843,880,779
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $6,440,075) to be
   repurchased at $6,344,682
   (Cost $6,344,000)...................................   $    6,344        6,344,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,584,185,941)++..............................                $1,850,224,779
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,584,355,398.

                See accompanying Notes to Financial Statements.

                           THE U.S. SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (99.6%)
 *@track Communications, Inc...........................      22,300    $      7,693
 *1-800 CONTACTS, Inc..................................      20,200         502,677
 *1-800-FLOWERS.COM, Inc...............................       3,700          36,445
 21st Century Holding Co...............................       1,100           3,162
 *24/7 Media, Inc......................................      36,700          18,166
 *3-D Systems Corp.....................................      15,600         262,314
 *3Dfx Interactive, Inc................................      39,443          13,213
 *3DO Co...............................................      48,400         187,066
 *3TEC Energy Corp.....................................      12,700         231,203
 *7-Eleven, Inc........................................       4,800          60,480
 *99 Cents Only Stores.................................      11,400         310,650
 *A Consulting Team, Inc...............................       6,600           2,871
 *#A. B. Watley Group, Inc.............................       9,500          99,132
 *A.C. Moore Arts & Crafts, Inc........................      10,300         116,493
 *aaiPharma, Inc.......................................      19,600         346,822
 *#Aames Financial Corp................................         240             348
 *AAON, Inc............................................       8,800         199,980
 AAR Corp..............................................      43,000         602,000
 Aaron Rents, Inc. Class A.............................       4,900          79,135
 Aaron Rents, Inc. Class B.............................      14,400         263,664
 *#Aastrom Biosciences, Inc............................      27,300          40,267
 *Abaxis, Inc..........................................      21,000         126,000
 ABC Bancorp...........................................       8,310          94,485
 *ABC Rail Products Corp...............................      27,200          24,480
 Abington Bancorp, Inc.................................       3,900          54,210
 *Abiomed, Inc.........................................      26,400         654,456
 *Ablest, Inc..........................................       2,100           9,397
 ABM Industries, Inc...................................      31,600       1,004,880
 Abrams Industries, Inc................................         200             775
 *Abraxas Petroleum Corp...............................       4,200          18,354
 *#Acacia Research Corp................................      25,600         374,528
 *Acceptance Insurance Companies, Inc..................      18,800          94,000
 *Access Worldwide Communications, Inc.................      12,400           6,262
 *#Acclaim Entertainment, Inc..........................      69,800         270,475
 *Accredo Health, Inc..................................      22,500         748,462
 *Accrue Software, Inc.................................      32,000          28,320
 *Ace Cash Express, Inc................................      16,300         162,185
 *Ace Comm Corp........................................      14,700          23,814
 Aceto Corp............................................       6,000          57,570
 *Ackerley Group, Inc..................................      36,800         430,560
 *Acme Communications, Inc.............................      13,000          85,930
 *Acme United Corp.....................................       5,300          18,550
 *Acorn Products, Inc..................................       5,300           6,174
 *#ACT Manufacturing, Inc..............................      22,200         369,630
 *Actel Corp...........................................      31,400         638,990
 *Action Performance Companies, Inc....................      29,400         529,347
 *Actionpoint, Inc.....................................       5,600          15,736
 *Activision, Inc......................................      38,700       1,318,702
 *#Actrade Financial Technologies, Ltd.................      13,400         532,717
 *Actuant Corp.........................................      11,540         169,638
 *Actuate Corp.........................................      24,600         299,013
 *ACTV, Inc............................................      76,000         238,640
 *#adam.com, Inc.......................................       9,000          26,145
 Adams Resources & Energy, Inc.........................       5,400          77,490
                                                            SHARES           VALUE+
                                                            ------           ------
 *Adaptec, Inc.........................................      38,400    $    336,384
 *Adaptive Broadband Corp..............................      43,800          31,645
 *ADE Corp.............................................      21,600         416,772
 *Adelphia Business Solutions, Inc.....................      34,000         133,790
 *Adept Technology, Inc................................      17,300         163,571
 *Administaff, Inc.....................................      35,300         900,150
 *Adtran, Inc..........................................      16,600         422,636
 *Advance Lighting Technologies, Inc...................      35,400         181,779
 *Advance PCS..........................................      31,200       1,898,676
 *#Advanced Aerodynamics & Structures, Inc.............       6,200           1,581
 *Advanced Digital Information Corp....................      21,800         397,087
 *Advanced Energy Industries, Inc......................      21,600         706,212
 *Advanced Fibre Communications........................       1,800          33,345
 *Advanced Magnetics, Inc..............................       9,400          35,250
 Advanced Marketing Services, Inc......................      29,250         482,625
 *Advanced Materials Group, Inc........................         237             100
 *Advanced Neuromodulation Systems, Inc................      11,000         248,765
 *Advanced Nutraceuticals, Inc.........................       2,800           1,610
 *Advanced Photonix, Inc. Class A......................      16,900          19,435
 *Advanced Power Technology, Inc.......................       9,000         117,180
 *Advanced Radio Telecom Corp..........................      42,700             320
 *Advanced Technical Products, Inc.....................       3,800          30,685
 *Advanced Tissue Sciences, Inc........................      84,800         340,472
 Advanta Corp. Class A.................................      17,500         230,737
 Advanta Corp. Class B Non-Voting......................      27,500         333,437
 *Advo, Inc............................................      24,800         806,248
 *Aehr Test Systems....................................       8,200          33,620
 *AEP Industries, Inc..................................       9,700         569,293
 *AeroCentury Corp.....................................         300           1,500
 *Aeroflex, Inc........................................      51,250         611,156
 *Aerosonic Corp.......................................       5,600          94,080
 *Aerovox, Inc.........................................       6,500           3,510
 *Aetrium, Inc.........................................      15,400          27,797
 *Affiliated Managers Group, Inc.......................      13,600         761,872
 *Affinity Technology Group, Inc.......................      33,600           2,100
 *Aftermarket Technology Corp..........................      29,300         183,711
 *AG Services America, Inc.............................       8,200         128,740
 Agco Corp.............................................      89,353         772,903
 AGL Resources, Inc....................................       5,700         133,950
 *AHL Services, Inc....................................      21,100         173,442
 *AHT Corp.............................................      14,200              82
 *Air Methods Corp.....................................      12,500          47,875
 Airborne, Inc.........................................      47,900         521,631
 *Airgas, Inc..........................................      98,900       1,018,670
 *AirGate PCS, Inc.....................................       4,600         199,088
 *#Airnet Communications Corp..........................      16,400          39,360
 *Airnet Systems, Inc..................................      14,500          74,240
 *Airtran Holdings, Inc................................     101,900       1,096,444
 *Akamai Technologies, Inc.............................      64,500         665,317
 *Akorn, Inc...........................................      30,400          77,216
 *Aksys, Ltd...........................................      25,900         305,620
 Alabama National Bancorporation.......................      14,100         416,655
 Alamo Group, Inc......................................       8,700         123,975
 *Alaris Medical, Inc..................................      69,400          99,936
 *Alaska Air Group, Inc................................      19,800         568,854

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Alaska Communications Systems Group, Inc.............      22,200    $    137,973
 *Albany International Corp. Class A...................      44,272         979,297
 *Albany Molecular Research, Inc.......................      12,600         431,613
 Albemarle Corp........................................      19,300         441,970
 *Alcide Corp..........................................       2,300          68,367
 *Aldila, Inc..........................................      13,900          20,641
 Alexander & Baldwin, Inc..............................      15,400         359,205
 *Alexion Pharmaceuticals, Inc.........................      23,400         608,283
 Alfa Corp.............................................      53,600       1,050,560
 Alico, Inc............................................       9,100         252,388
 *All American Semiconductor, Inc......................       5,100          35,598
 *Allcity Insurance Co.................................         200             920
 *#Allegiant Bancorp, Inc..............................       4,700          56,517
 Allen Organ Co. Class B...............................         800          29,300
 *Allen Telecom, Inc...................................      41,900         502,800
 Alliance Bancorp......................................      14,455         389,418
 *Alliance Gaming Corp.................................       8,265         239,933
 *Alliance Pharmaceuticals Corp........................      63,700         178,678
 *Alliance Semiconductor Corp..........................      41,300         522,445
 *Alliant Techsystems, Inc.............................      16,200       1,544,832
 *Allied Healthcare Products, Inc......................       6,700          22,009
 *Allied Holdings, Inc.................................      10,200          28,662
 *Allied Research Corp.................................       6,300          54,810
 *Allied Riser Communications..........................      37,600          34,592
 *Allin Communications Corp............................       7,800           3,081
 *Allou Health & Beauty Care, Inc. Class A.............       7,100          27,406
 *Alloy Online, Inc....................................      14,400         166,968
 *Allsctipts Healthcare Solutions, Inc.................      24,200         113,619
 *Alltrista Corp.......................................       8,100         124,254
 *Almost Family, Inc...................................       1,600          11,520
 *Alpha Industries, Inc................................      18,200         400,036
 *Alpha Technologies Group, Inc........................      10,400          79,196
 *Alphanet Solutions, Inc..............................       6,900          14,490
 Alpharma, Inc. Class A................................      11,700         300,105
 *Alpine Group, Inc....................................      22,200          41,070
 *Alteon, Inc..........................................      16,200          47,790
 *#Alterra Healthcare Corp.............................      28,700          10,045
 *Altris Software, Inc.................................       2,402           1,057
 Ambanc Holding Co., Inc...............................       8,300         162,887
 Ambassadors, Inc......................................      11,700         291,622
 *AMC Entertainment, Inc...............................      29,100         308,460
 Amcast Industrial Corp................................      11,900         104,720
 Amcol International Corp..............................      37,700         211,120
 Amcore Financial, Inc.................................      38,000         761,140
 *Amedisys, Inc........................................       1,400          13,825
 *Amerco, Inc..........................................      30,500         560,895
 *America Services Group, Inc..........................       4,600         114,885
 *America West Holdings Corp. Class B..................     235,900       2,417,975
 *American Aircarriers Support, Inc....................       7,200               7
 *American Axle & Manufacturing Holdings, Inc..........       8,800         110,176
 American Bancorporation Ohio..........................       4,900         122,206
 American Bank of Connecticut..........................       4,900         110,250
 American Biltrite, Inc................................       4,500          62,550
 *#American Business Financial Services, Inc...........       5,300          73,935
 American Capital Strategies, Ltd......................      30,100         817,064
 *American Claims Evaluation, Inc......................       1,000           2,100
 *American Classic Voyages Co..........................      35,900         143,779
                                                            SHARES           VALUE+
                                                            ------           ------
 *American Coin Merchandising, Inc.....................       7,800    $     32,175
 *American Dental Partners, Inc........................       7,800          48,750
 *American Ecology Corp................................      15,750          38,824
 American Greetings Corp. Class A......................      56,900         713,526
 *American Healthcorp, Inc.............................      12,300         319,554
 American Home Mortgage Holdings, Inc..................       7,800          97,266
 *American Homestar Corp...............................      17,530             833
 *American Indemnity Financial Escrow..................         800             800
 *American Italian Pasta Co............................      28,800       1,147,680
 *American Locker Group, Inc...........................         300           2,670
 *American Management Systems, Inc.....................      16,600         387,693
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      19,500         101,985
 *American Medical Systems Holdings, Inc...............      13,000         217,035
 *American Medical Technologies, Inc...................       5,100           7,777
 *American Pacific Corp................................      10,800          68,580
 *American Physicians Services Group, Inc..............       2,200           4,774
 *American Retirement Corp.............................      24,500          87,220
 *American Science & Engineering, Inc..................       6,500          39,650
 American Shared Hospital Services.....................       5,600          16,520
 *American Skiing Co...................................      20,400          21,420
 *American Software, Inc. Class A......................      29,600          53,724
 American States Water Company.........................      15,900         483,360
 *American Superconductor Corp.........................      21,800         565,819
 *American Technical Ceramics Corp.....................      12,000         120,000
 American Vanguard Corp................................         207           2,604
 *American Wagering, Inc...............................      11,800           4,130
 *American West Bancorporation.........................       1,760          18,762
 American Woodmark Corp................................      10,400         362,232
 Americana Bancorp, Inc................................       2,712          36,259
 *Ameripath, Inc.......................................      34,700         885,370
 AmeriServe Financial, Inc.............................      23,200         118,320
 *Ameristar Casinos, Inc...............................      22,300         278,861
 *Ameritrade Holding Corp..............................       3,000          25,425
 Ameron, Inc...........................................       5,100         358,275
 AmerUs Group Co.......................................      25,644         920,620
 *#Ames Department Stores, Inc.........................      47,500         123,975
 Ametek, Inc...........................................      58,800       1,567,020
 *Amistar Corp.........................................       1,600           2,744
 *AML Communications, Inc..............................       9,500           8,692
 Ampco-Pittsburgh Corp.................................      11,900         124,950
 *Ampex Corp. Class A..................................      65,400          20,928
 *Amrep Corp...........................................       8,300          38,387
 *Amresco, Inc.........................................      10,460          13,650
 *Amsurg Corp. Class A.................................         589          13,344
 *Amsurg Corp. Class B.................................       6,200         138,849
 *Amtran, Inc..........................................      18,700         365,491
 *Amwest Insurance Group, Inc..........................       3,894           3,544
 *Amylin Pharmaceuticals, Inc..........................      63,400         714,835
 *Anacomp, Inc.........................................      21,200             753
 *Anadigics, Inc.......................................      33,800         656,903
 Analogic Corp.........................................      16,600         767,667
 Analysts International Corp...........................      37,700         206,030
 *Analytical Surveys, Inc..............................      12,300          10,762
 *Anaren Microwave, Inc................................      16,800         278,124

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *ANC Rental Corp......................................       9,300    $     46,081
 Anchor Bancorp Wisconsin, Inc.........................      37,100         539,990
 *Anchor Gaming, Inc...................................      23,000       1,463,030
 Andersons, Inc........................................       8,200          68,388
 Andover Bancorp, Inc..................................       8,700         302,847
 *#Andrea Electronics Corp.............................      22,100          37,791
 *#Angeion Corp........................................       4,300           7,331
 Angelica Corp.........................................      10,200         110,568
 *#Anicom, Inc.........................................      30,300              30
 *Anika Therapeutics, Inc..............................      12,700          16,700
 *Anixter International, Inc...........................      13,600         406,640
 *Ann Taylor Stores Corp...............................      37,400       1,276,088
 *Ansoft Corp..........................................      16,100         278,369
 *AnswerThink Consulting Group, Inc....................      50,700         346,788
 *Ansys, Inc...........................................      25,700         409,015
 *Antec Corp...........................................      37,900         442,861
 *Anthony and Sylvan Pools Corp........................       2,832          22,306
 *Antigenics, Inc......................................       4,027          80,097
 *AP Pharma, Inc.......................................      33,000         105,765
 *#APA Optics, Inc.....................................      15,100         145,564
 *APAC Teleservices, Inc...............................      88,900         288,925
 *Aphton Corp..........................................      23,000         488,175
 Apogee Enterprises, Inc...............................      40,100         420,849
 Applebees International, Inc..........................      13,700         545,191
 *Applica, Inc.........................................      34,400         292,056
 *#Applied Digital Solutions, Inc......................     102,100          98,016
 *Applied Extrusion Technologies, Inc..................      18,900         111,037
 *Applied Films Corp...................................       8,800         168,344
 *Applied Graphics Technologies, Inc...................      13,040          22,168
 *Applied Imaging Corp.................................      17,900          37,053
 Applied Industrial Technologies, Inc..................      28,900         523,090
 *Applied Innovation, Inc..............................      25,000         396,500
 *Applied Microsystems Corp............................      10,400          44,772
 Applied Signal Technologies, Inc......................      13,400          55,945
 *#AppliedTheory Corporation...........................      21,300          19,276
 *#Applix, Inc.........................................      19,200          49,248
 *Apria Healthcare Group, Inc..........................      25,000         640,000
 *Apropos Technology, Inc..............................      12,000          30,660
 Aptargroup, Inc.......................................       5,100         168,096
 *Aradigm Corp.........................................      28,700         189,850
 *Arch Capital Group Ltd...............................      20,500         342,452
 Arch Chemicals, Inc...................................      31,500         683,550
 Arch Coal, Inc........................................      50,800       1,567,180
 *#Arch Wireless, Inc..................................      75,366          20,010
 Arctic Cat, Inc.......................................      25,100         358,051
 Area Bancshares Corp..................................      34,200         530,613
 Argonaut Group, Inc...................................      31,000         560,325
 *Argonaut Technologoes, Inc...........................      17,400          89,523
 *Argosy Gaming Corp...................................      44,400       1,080,252
 *Arguss Holdings, Inc.................................      20,000          96,000
 *ARI Network Services, Inc............................       8,000           7,120
 *#Ariad Pharmaceuticals, Inc..........................      43,000         251,335
 *#Ariel Corp..........................................      21,100          16,985
 *ARIS Corp............................................      17,100          32,319
 *Ark Restaurants Corp.................................       2,700          21,937
 *Arkansas Best Corp...................................      31,600         679,558
 *Arlington Hospitality, Inc...........................       6,400          24,160
 *Armor Holdings, Inc..................................      34,400         433,440
 *#Armstrong Holdings, Inc.............................      35,700         132,090
 Arnold Industries, Inc................................      38,500         714,367
 *#Aronex Pharmaceuticals, Inc.........................      36,700          39,636
 *Arqule, Inc..........................................      21,700         365,753
                                                            SHARES           VALUE+
                                                            ------           ------
 *Arrhythmia Research Technology, Inc..................       1,800    $      3,951
 Arrow Financial Corp..................................       9,500         235,362
 Arrow International, Inc..............................      30,900       1,160,758
 *Art Technology Group, Inc............................      27,300         234,370
 *Artesyn Technologies, Inc............................      44,700         609,931
 *Arthrocare Corp......................................      23,700         526,258
 *#Artificial Life, Inc................................       1,200           1,242
 *Artisan Components, Inc..............................      23,000         208,380
 *Artisoft, Inc........................................      24,900          80,551
 *Arts Way Manufacturing Co., Inc......................         200             465
 Arvinmeritor, Inc.....................................      23,100         358,050
 *Asante Technologies, Inc.............................       7,200           4,428
 ASB Financial Corp....................................       1,000           9,220
 *Ascent Assurance, Inc................................         109             134
 *Ashworth, Inc........................................      21,500         164,152
 *#Ask Jeeves, Inc.....................................       2,500           6,025
 *ASM Lithography Holding N.V..........................      10,416         242,328
 *Aspect Communications Corp...........................      47,800         285,127
 *Aspect Medical Systems, Inc..........................       5,000          64,875
 *Aspen Technology, Inc................................      28,600         677,534
 *Aspeon, Inc..........................................      14,100           3,031
 Associated Materials, Inc.............................       6,900         128,685
 Astea International, Inc..............................      18,500          21,645
 *Astec Industries, Inc................................      27,200         484,568
 Astro-Med, Inc........................................       4,500          21,262
 *Astronics Corp.......................................       6,200          99,975
 *Astronics Corp.......................................         620           9,997
 *#AstroPower, Inc.....................................      17,100         882,445
 *ASV, Inc.............................................      13,100         155,562
 *Asyst Technologies, Inc..............................      37,100         675,405
 *#At Home Corp........................................       9,000          37,575
 *ATG, Inc.............................................      16,200          18,306
 *AtheroGenics, Inc....................................       6,400          34,112
 *Athey Products Corp..................................       2,940             426
 Atlanta Sosnoff Capital Corp..........................       7,700          83,583
 *Atlantic American Corp...............................      21,100          38,507
 *Atlantic Coast Airlines, Inc.........................      55,000       1,421,200
 *Atlantic Data Services, Inc..........................      18,700          45,815
 *Atlantic Premium Brands, Ltd.........................       2,000           2,450
 *Atlantis Plastics, Inc...............................       3,300          10,395
 *Atlas Air, Inc.......................................      15,300         383,265
 *ATMI, Inc............................................      32,400         849,042
 Atmos Energy Corp.....................................      45,900       1,064,880
 *Atrion Corp..........................................       2,700          56,686
 *Atrix Labs, Inc......................................      18,400         423,660
 *ATS Medical, Inc.....................................      35,000         421,400
 *Atwood Oceanics, Inc.................................      22,100         947,648
 *Audiovox Corp. Class A...............................      45,800         438,993
 *August Technology Corp...............................      14,800         212,232
 *Ault, Inc............................................       7,100          39,653
 *Aura Systems, Inc....................................       5,295           3,984
 *Aurora Biosciences Corp..............................      18,400         492,660
 *Aurora Foods, Inc....................................      84,700         448,910
 *Auspex Systems, Inc..................................      53,900         348,733
 *#Authentidate Holding Corp...........................      19,800          99,495
 *Autobond Acceptance Corp.............................       5,900             413
 *#autobytel.com, Inc..................................      24,100          32,655
 *Autoimmune, Inc......................................      19,200          66,816
 *Autologic Information International, Inc.............       2,300           8,947
 *Avalon Holding Corp. Class A.........................       1,550           4,813
 *#Avanex Corp.........................................      26,300         342,031

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Avanir Pharmaceuticals Class A.......................      21,800    $    110,962
 *Avant Corp...........................................      61,800       1,038,549
 *Avant Immunotherapeutics, Inc........................      72,200         345,838
 *Avatar Holdings, Inc.................................       9,100         260,942
 *Avax Technologies, Inc...............................       4,900           3,993
 Avert, Inc............................................       5,800         108,170
 *Avi Biopharma, Inc...................................      24,800         207,948
 *Aviall, Inc..........................................      27,600         303,048
 *#Aviation Sales Co...................................      25,542          48,530
 *Avid Technology, Inc.................................      39,600         562,320
 *AVIDYN, Inc..........................................       3,500          17,570
 *Avigen, Inc..........................................      27,100         538,206
 *#Aviron..............................................      23,500       1,270,880
 Avista Corp...........................................      24,200         533,126
 *Avocent Corp.........................................      17,600         385,000
 *#Avteam, Inc. Class A................................      12,800             144
 *Aware, Inc...........................................      25,800         238,521
 *AXS-One, Inc.........................................      34,700          18,391
 *Axsys Technologies, Inc..............................       6,400          93,760
 *AXT, Inc.............................................      24,200         654,489
 *Axys Pharmaceuticals, Inc............................      59,200         193,288
 *Aztar Corp...........................................      62,500         881,250
 AZZ, Inc..............................................       7,200         156,240
 *Bacou USA, Inc.......................................      25,600         716,800
 Badger Meter, Inc.....................................       3,300          98,835
 *Badger Paper Mills, Inc..............................       1,000           3,025
 Bairnco Corp..........................................       9,700          63,050
 *Baker (Michael) Corp.................................       7,900          91,245
 *Balanced Care Corp...................................       5,300           1,298
 Balchem Corp..........................................       5,000          92,500
 Baldor Electric Co....................................      47,233         991,893
 Baldwin & Lyons, Inc. Class B.........................      14,700         319,578
 *Baldwin Piano & Organ Co.............................       1,900           4,322
 *Baldwin Technology, Inc. Class A.....................      13,500          16,740
 *Ballantyne Omaha, Inc................................      17,200          12,986
 *Bally Total Fitness Holding Corp.....................      35,900         861,600
 *Baltek Corp..........................................       1,500          12,622
 Bancfirst Ohio Corp...................................      10,290         223,190
 *Bancinsurance Corp...................................       7,800          37,128
 Bancorp Connecticut, Inc..............................       6,700         125,859
 BancorpSouth, Inc.....................................      20,637         300,475
 Bandag, Inc...........................................      14,500         381,350
 Bandag, Inc. Class A..................................      12,300         271,830
 Bangor Hydro-Electric Co..............................       9,500         251,275
 Bank of Granite Corp..................................      14,800         296,814
 Bank of The Ozarks....................................       3,800          71,022
 *Bank Plus Corp.......................................      27,700         144,732
 *Bank United Financial Corp. Class A..................      28,800         388,944
 Bank West Financial Corp..............................       2,600          28,964
 BankAtlantic Bancorp, Inc. Class A....................      11,285          81,252
 *Bankrate, Inc........................................       7,000           7,105
 Banner Corp...........................................      17,160         346,546
 Banta Corp............................................      35,900       1,005,200
 Barnes Group, Inc.....................................      25,700         546,125
 *barnesandnoble.com, inc..............................      18,225          32,532
 Barnwell Industries, Inc..............................         400           8,320
 *Barra, Inc...........................................      26,300       1,097,104
 *Barrett Business Services, Inc.......................      10,000          36,800
 *Barrister Information Systems Corp...................      11,800           7,316
 *Barry (R.G.) Corp....................................      12,000          45,840
 *Base Ten Systems, Inc................................       1,720             146
 Bassett Furniture Industries, Inc.....................      16,600         229,495
                                                            SHARES           VALUE+
                                                            ------           ------
 Bay State Bancorp, Inc................................       1,400    $     44,975
 Bay View Capital Corp.................................      52,100         356,885
 *Baycorp Holdings, Ltd................................      13,200         133,320
 *Bayou Steel Corp. Class A............................      13,500          14,850
 *BCT International, Inc...............................       2,700           3,267
 *Be Aerospace, Inc....................................      40,300         957,125
 *Beazer Homes USA, Inc................................      11,500         690,000
 *#Bebe Stores, Inc....................................      39,300       1,056,187
 *BEI Electronics, Inc.................................       7,600          24,700
 BEI Technologies, Inc.................................      22,400         622,048
 *Bel Fuse, Inc. Class A...............................       3,300          94,875
 Bel Fuse, Inc. Class B................................       5,250         151,095
 *Belco Oil & Gas Corp.................................      45,500         436,800
 Belden, Inc...........................................      36,500         922,720
 *Bell and Howell Co...................................      24,400         668,560
 *Bell Industries, Inc.................................      11,900          30,821
 *Bell Microproducts, Inc..............................      23,100         246,708
 *Benchmark Electronics, Inc...........................      24,800         570,648
 *Benihana, Inc........................................       1,000          11,900
 *Bentley Pharmaceuticals, Inc.........................      20,460         118,668
 *Benton Oil & Gas Co..................................      40,500          83,025
 Berkley (W.R.) Corp...................................      36,200       1,574,700
 *Berlitz International, Inc...........................       1,400          23,240
 Berry Petroleum Corp. Class A.........................      33,800         474,890
 *Bethlehem Steel Corp.................................     149,500         412,620
 *Beverly Enterprises..................................     141,800       1,276,200
 *#Beyond.com Corp.....................................      47,100          15,778
 BHA Group Holdings, Inc. Class A......................       8,400         123,228
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       6,400          17,280
 *Big Dog Holdings, Inc................................       1,500           6,135
 *Big Lots, Inc........................................       9,700         125,906
 *billserv.com, Inc....................................       2,200           5,489
 *BindView Development Corp............................      68,700         178,276
 *Bio Technology General Corp..........................      78,300         931,378
 *Bio Vascular, Inc....................................      12,600          85,680
 *Bioanalytical Systems, Inc...........................       4,900          25,553
 *Biocryst Pharmaceuticals, Inc........................      24,200          92,444
 *Bio-Logic Systems Corp...............................       5,200          24,310
 *BioMarin Pharmaceutical, Inc.........................      14,100         163,278
 *#Bionova Holdings Corp...............................       8,170          11,029
 *Bionx Implants, Inc..................................      13,900          33,012
 *#Bio-Plexus, Inc.....................................       2,700             337
 *Bio-Rad Laboratories, Inc. Class A...................      16,600         715,460
 *BioReliance Corp.....................................       7,500          97,687
 *Biosite Diagnostics, Inc.............................      23,100       1,176,367
 *Biosource International, Inc.........................      13,500          90,787
 *Biospecifics Technologies Corp.......................       5,800          16,095
 *#Biospherics, Inc....................................      17,000         139,060
 *BioTransplant, Inc...................................      18,700         136,510
 *Birmingham Steel Corp................................      46,400          55,680
 *Bitstream, Inc.......................................      12,800          36,032
 *Black Hawk Gaming & Development, Inc.................       3,600          38,844
 Black Hills Corp......................................      32,000       1,756,800
 Blair Corp............................................      12,000         203,400
 Blanch (E.W.) Holdings, Inc...........................      20,600         278,100
 *Blonder Tongue Laboratories, Inc.....................       9,800          28,910
 *Blount International, Inc............................      24,000          79,200
 *#Blue Rhino Corp.....................................      15,400          93,555
 *Blue Wave Systems, Inc...............................      25,300         161,161
 *Bluegreen Corp.......................................      31,965          68,725

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Blyth, Inc............................................      11,600    $    285,012
 BMC Industries, Inc...................................      43,800         275,064
 *BNS Co. Class A......................................       4,120          30,694
 Bob Evans Farms, Inc..................................      51,700         886,655
 *Boca Resorts, Inc....................................      58,700         730,815
 *Bogen Communications International, Inc..............      12,500          42,500
 *#Bolder Technologies Corp............................      20,400             122
 *Bolt Technology Corp.................................       7,000          38,850
 *Bombay Co., Inc......................................      47,200         147,264
 *Bone Care International, Inc.........................      14,850         299,970
 *Bontex, Inc..........................................         200             446
 *Bon-Ton Stores, Inc..................................      15,600          47,112
 *Books-a-Million, Inc.................................      25,000          63,125
 Borg Warner Automotive, Inc...........................       6,400         289,600
 *Borland Software Corp................................      66,200         636,513
 *Boron, Lepore and Associates, Inc....................      18,900         254,394
 Boston Acoustics, Inc.................................       7,400          82,103
 *Boston Beer Company, Inc. Class A....................      21,200         209,880
 *Boston Biomedical, Inc...............................       8,200          18,983
 *Boston Communications Group, Inc.....................      26,800         320,662
 Boston Private Financial Holdings, Inc................      20,200         429,250
 Bostonfed Bancorp, Inc................................       6,900         147,315
 *Bottomline Technologies, Inc.........................      15,500         107,337
 *Boundless Corp.......................................       6,000           8,280
 Bowne & Co., Inc......................................      62,600         726,160
 *Boyd Gaming Corp.....................................     108,000         565,920
 *Boyds Collection, Ltd................................     100,000         925,000
 *#Bradlees, Inc.......................................       8,800             121
 *Bradley Pharmaceuticals, Inc. Class A................       8,200          26,322
 Brady (W.H.) Co. Class A..............................      27,000         850,500
 *Brass Eagle, Inc.....................................       9,300          77,748
 *Braun Consulting, Inc................................      23,600         190,688
 *#Breed Technologies, Inc.............................      36,800           1,794
 Bridgford Foods Corp..................................      14,100         181,890
 Briggs & Stratton Corp................................       8,200         354,814
 *Brigham Exploration Co...............................      22,900          95,607
 *Bright Horizons Family Solutions, Inc................       6,600         180,180
 *Brightpoint, Inc.....................................     111,200         395,316
 *#BrightStar Information Technology Group, Inc........      15,000           3,450
 *Brilliant Digital Entertainment, Inc.................      27,600          16,560
 *Brio Technology, Inc.................................      36,700         248,459
 *#Britesmile, Inc.....................................      31,200         271,440
 *Broadbase Software, Inc..............................       1,700           3,425
 *Broadview Media, Inc.................................         200             209
 Brookline Bancorp, Inc................................      38,800         537,768
 *Brooks Automation, Inc...............................      22,300       1,097,271
 *Brookstone, Inc......................................      12,500         202,062
 *Brooktrout Technology, Inc...........................      18,300         116,845
 *Brown (Tom), Inc.....................................      40,400       1,139,482
 Brown and Brown, Inc..................................      35,000       1,431,500
 Brown Shoe Company, Inc...............................      27,300         544,635
 Brush Wellman, Inc....................................      23,100         498,960
 Bryn Mawr Bank Corp...................................         800          24,060
 BSB Bancorp, Inc......................................      13,100         248,048
 *BTG, Inc.............................................      11,800          94,990
 *BTU International, Inc...............................      11,000          66,165
 *Buca, Inc............................................      16,200         353,241
 *Buckeye Technology, Inc..............................      49,900         613,770
                                                            SHARES           VALUE+
                                                            ------           ------
 *Buckhead America Corp................................         900    $      1,894
 *Buckle, Inc..........................................      33,900         666,135
 *#Budget Group, Inc...................................      44,200         144,092
 *Building Materials Holding Corp......................      16,500         221,100
 *Bull Run Corp........................................      50,200          65,762
 Burlington Coat Factory Warehouse Corp................      62,280       1,218,197
 *Burlington Industries, Inc...........................      54,000         129,060
 Bush Industries, Inc. Class A.........................      14,200         213,710
 *Butler International, Inc............................      12,300          26,998
 Butler Manufacturing Co...............................       7,600         204,820
 *BWAY Corp............................................      14,800          56,240
 *BYL Bancorp..........................................       3,800          50,787
 C & D Technologies, Inc...............................      10,500         322,350
 *Cable Design Techologies Corp........................      34,087         484,035
 Cabot Oil & Gas Corp. Class A.........................      45,300       1,395,240
 *Cache, Inc...........................................      13,600          51,816
 *CacheFlow, Inc.......................................      19,100         122,144
 *Caci International, Inc. Class A.....................      18,900         767,718
 *Cadiz, Inc...........................................      56,500         523,755
 Cadmus Communications Corp............................      11,700         131,449
 Cagle's, Inc. Class A.................................       2,000          21,800
 *#CAIS Internet, Inc..................................      23,000          15,410
 *Cal Dive International, Inc..........................      39,900       1,128,172
 Calgon Carbon Corp....................................      61,300         502,660
 *Caliber Learning Network, Inc........................      13,600           4,216
 *Calico Commerce, Inc.................................       5,121           1,613
 *California Amplifier, Inc............................      21,200         106,662
 *California Coastal Communities, Inc..................      10,600          45,315
 California First National Bancorp.....................      15,600         188,760
 *California Micro Devices Corp........................      16,800         108,780
 California Water Service Group........................      19,400         480,150
 *Callon Petroleum Co..................................      17,100         208,620
 *Calloways Nursery, Inc...............................       1,200           1,356
 Cal-Maine Foods, Inc..................................      12,400          62,124
 *Calton, Inc..........................................       7,180          34,536
 *CAM Commerce Solutions, Inc..........................       4,700          20,844
 *#Cambridge Heart, Inc................................      23,400          72,306
 *Cambridge Technology Partners, Inc...................      77,800         231,066
 Camco Financial Corp..................................       6,316          77,466
 *Caminus Corp.........................................       5,700         175,645
 *Candela Laser Corp...................................      22,700         177,627
 *Candies, Inc.........................................      17,200          34,658
 *Candlewood Hotel Co., Inc............................       1,500           3,292
 *Cannon Express, Inc. Class A.........................         900           1,665
 *Cannondale Corp......................................      12,000          48,180
 *#Cantel Industries, Inc. Class B.....................       5,700         138,253
 *Canterbury Information Technology, Inc...............      16,700          25,801
 *Capital Corp. of the West............................       4,305          65,522
 *Capital Crossing Bank................................       9,300         152,008
 *Capital Pacific Holdings, Inc........................      12,300          50,676
 *Capital Senior Living Corp...........................      27,600          52,164
 Capital Southwest Corp................................         300          18,577
 Capitol Bancorp, Ltd..................................       8,564         117,755
 Capitol Federal Financial.............................       1,300          23,335
 Capitol Transamerica Corp.............................      14,600         214,766
 *#Caprius, Inc........................................         548              49
 *Captaris, Inc........................................      46,300         116,676
 Caraustar Industries, Inc.............................      37,800         387,828
 *Carbide/Graphite Group, Inc..........................      11,300          13,786
 Carbo Ceramics, Inc...................................      20,500         736,975

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cardiac Pathways Corp................................       2,000    $      6,570
 *Cardiac Sciences, Inc................................       9,900          28,710
 *Cardima, Inc.........................................      21,200          26,288
 *CardioDynamics International Corp....................      46,300         247,242
 *Cardiotech International, Inc........................       9,200          12,328
 *Carecentric, Inc.....................................       2,035           4,551
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................      25,051       1,263,447
 *CareerEngine Network, Inc............................       7,000           5,670
 *#CareMatrix Corp.....................................         877             175
 Carlisle Companies, Inc...............................       7,600         298,680
 *Carlyle Industries, Inc..............................       2,458             848
 Carpenter Technology Corp.............................      34,100       1,005,950
 *Carreker-Antinori, Inc...............................      29,700         302,494
 *Carriage Services, Inc. Class A......................      19,800         108,702
 *Carrier Access Corp..................................      32,100         243,960
 *Carrington Laboratories, Inc.........................      12,300          17,158
 *Carrizo Oil & Gas, Inc...............................      18,200         122,213
 Carter-Wallace, Inc...................................      43,800         838,770
 Cascade Corp..........................................      16,000         171,200
 Cascade Natural Gas Corp..............................      17,700         336,300
 *Casella Waste Systems, Inc. Class A..................      37,169         350,504
 Casey's General Stores, Inc...........................      74,300         799,096
 Cash America International, Inc.......................      37,200         267,840
 *Casino Data Systems..................................      29,600         270,100
 Castle (A.M.) & Co....................................      20,337         261,330
 *Castle Dental Centers, Inc...........................       6,900           1,104
 Castle Energy Corp....................................       7,300          45,807
 Casual Male Corp......................................      20,800           1,040
 *Catalina Lighting, Inc...............................       8,800          11,704
 *Catalyst International, Inc..........................      13,000          57,720
 *Catalytica Energy Systems, Inc.......................       8,091         155,307
 *Catapult Communications Corp.........................      14,800         473,674
 Cathay Bancorp, Inc...................................       7,400         392,015
 Cato Corp. Class A....................................      31,100         600,852
 Cavalier Homes, Inc...................................      21,460          65,453
 *CB Richard Ellis Services, Inc.......................      30,900         477,405
 *C-bridge Internet Solutions, Inc.....................       6,800          12,478
 CBRL Group, Inc.......................................      57,500         975,487
 *CCA Industries, Inc..................................       4,300           3,741
 CCBT Financial Companies, Inc.........................      11,100         321,900
 *CCC Information Services Group, Inc..................      36,600         276,330
 *C-COR Electronics, Inc...............................      37,800         360,234
 *CD Warehouse, Inc....................................       3,300           1,501
 *CD&L, Inc............................................       7,300           3,796
 *CDI Corp.............................................      32,900         549,430
 *Cec Entertainment Inc................................      10,800         467,640
 *Celadon Group, Inc...................................      12,500          62,062
 *Celebrity, Inc.......................................       1,300             494
 *Celeris Corporation..................................       4,000           2,220
 *Celeritek, Inc.......................................      18,700         243,567
 *Cell Genesys, Inc....................................      36,352         618,166
 *#Cell Pathways, Inc..................................       4,829          32,885
 *Cell Therapeutics, Inc...............................      13,500         405,202
 *Cellegy Pharmaceuticals, Inc.........................      17,900         115,544
 *#Cellstar Corp.......................................      84,200         175,557
 *Cellular Technical Services..........................       3,100          10,292
 *Cel-Sci Corp.........................................      20,500          28,700
 Cenit Bancorp, Inc....................................       6,100         169,275
 *Centennial Bancorp...................................      32,863         295,110
 *Centennial Cellular Corp.............................         300           3,912
 *#CenterSpan Communication Corp.......................       8,800         132,924
                                                            SHARES           VALUE+
                                                            ------           ------
 Centex Construction Products, Inc.....................      27,100    $    767,472
 Central Bancorp, Inc..................................       2,400          45,936
 *Central Garden & Pet Co..............................      30,500         212,432
 Central Parking Corp..................................      45,600         827,640
 Central Vermont Public Service Corp...................      18,300         337,818
 Century Aluminum Co...................................      28,500         562,875
 Century Bancorp Income Class A........................       1,000          19,965
 *Century Business Services, Inc.......................      99,500         348,250
 Century South Banks, Inc..............................      17,900         599,739
 *Ceradyne, Inc........................................      13,200         119,790
 Cerberonics, Inc. Class A.............................         200             634
 *Ceres Group, Inc.....................................      16,000          81,760
 *Cerus Corp...........................................      16,600       1,041,816
 CFS Bancorp, Inc......................................      19,000         254,125
 CH Energy Group, Inc..................................      27,000       1,174,500
 *Chad Therapeutics....................................      10,000          19,000
 *Champion Enterprises, Inc............................      83,300         884,646
 Champion Industries, Inc..............................      13,174          44,001
 *Championship Auto Racing Teams, Inc..................      21,200         313,336
 *Champps Entertainment, Inc...........................      18,000         151,290
 *Channell Commercial Corp.............................       6,300          40,351
 *Charles and Colvard, Ltd.............................      11,000          15,620
 *Charles River Associates, Inc........................      12,200         169,275
 *Charlotte Russe Holding, Inc.........................       2,800          76,902
 *Charming Shoppes, Inc................................     141,400         850,521
 *Chart House Enterprises, Inc.........................      15,000          39,000
 *Chart Industries, Inc................................      33,625         136,181
 *Charter Federal Savings Bank (Escrow)................       2,100               0
 Chase Corp............................................       4,100          47,765
 *Chase Industries, Inc................................      11,800         108,560
 *Chattem, Inc.........................................      14,200         140,012
 *Chaus (Bernard), Inc.................................      11,100           4,995
 *Cheap Tickets, Inc...................................      26,200         323,701
 *Check Technology Corp................................       8,000          24,600
 *Checkers Drive-In Restaurant, Inc....................      12,234          68,816
 *Checkpoint System, Inc...............................      42,300         577,818
 *Cheesecake Factory, Inc..............................      18,975         659,666
 Chemed Corp...........................................      13,500         473,850
 Chemfirst, Inc........................................      24,500         634,550
 Chemical Financial Corp...............................      25,939         640,693
 *Cherokee, Inc........................................      11,900          96,985
 Chesapeake Corp.......................................      26,500         590,950
 *Chesapeake Energy Corp...............................     118,570         978,202
 Chesapeake Utilities Corp.............................       8,200         156,620
 Chester Valley Bancorp................................         498           7,408
 Chicago Rivet & Machine Co............................         200           3,800
 *#Chicos Fas, Inc.....................................      40,350       1,342,041
 *Children's Comprehensive Services, Inc...............      10,050          42,964
 *#Children's Place Retail Stores, Inc.................      40,400       1,149,380
 *Childtime Learning Centers, Inc......................       6,500          44,655
 *#Chiquita Brands International, Inc..................      94,285         160,284
 Chittenden Corp.......................................      26,559         823,329
 *Choice Hotels International, Inc.....................      18,000         246,600
 *Cholestech Corp......................................      19,200         132,192
 *Chordiant Software, Inc..............................       1,100           3,492
 *Christopher & Banks Corp.............................      24,450         942,670
 *ChromaVision Medical Systems, Inc....................      30,800         167,706
 *Chromcraft Revington, Inc............................      12,600         122,724
 *Chronimed, Inc.......................................      19,400         149,962

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Church & Dwight Co., Inc..............................      50,500    $  1,285,225
 Churchill Downs, Inc..................................      15,800         482,137
 *#Chyron Corp.........................................      48,600          25,758
 *Ciber, Inc...........................................      73,100         486,115
 CICOR International, Inc..............................      10,050         235,974
 *CIDCO, Inc...........................................      23,100           8,893
 *Cima Laboratories, Inc...............................      15,200       1,118,492
 *Ciprico, Inc.........................................       6,400          45,088
 *Circuit City Stores, Inc. (Carmax Group).............      41,100         610,746
 *Circuit Systems, Inc.................................       2,600              45
 *Cirrus Logic, Inc....................................       1,700          33,668
 *Citadel Communications Corp..........................      23,600         601,446
 *Citadel Holding Corp. Class A........................       4,240           6,360
 *Citation Holding Corp. Class B.......................       1,060           1,855
 Citizens Banking Corp.................................      16,200         401,841
 *Citizens, Inc. Class A...............................      31,236         237,394
 City Holding Co.......................................      23,686         230,583
 *Civic Bancorp........................................       6,300          93,334
 *CKE Restaurants, Inc.................................      55,500         147,075
 Claire's Stores, Inc..................................      14,800         266,548
 Clarcor, Inc..........................................      38,800         946,720
 *Clare, Inc...........................................      14,700          40,866
 *Clarent Corp.........................................      18,006         171,777
 *Clark (Dick) Productions, Inc........................       3,880          40,166
 *Clark/Bardes Holdings, Inc...........................      11,300         227,412
 *#Clarus Corporation..................................      19,900         101,987
 *Classic Communications, Inc. Class A.................      13,400           6,432
 *Classic Vacation Group, Inc..........................      16,300          34,230
 *Clean Harbors, Inc...................................      12,400          32,984
 Cleco Corporation.....................................       5,100         118,575
 Cleveland Cliffs, Inc.................................      16,800         341,040
 *click2learn.com, Inc.................................      23,200          38,280
 *ClickAction, Inc.....................................      17,900          35,531
 *Closure Medical Corp.................................      21,500         543,412
 *CMI Corp. Class A....................................      17,800          36,668
 CNA Surety Corp.......................................      51,500         726,665
 *Cnbt Bancshares, Inc., Escrow Share..................       6,400           1,280
 *CNET Networks, Inc...................................         300           3,301
 *CNS, Inc.............................................      23,100         121,852
 Coachmen Industries, Inc..............................      22,500         224,550
 *Coast Dental Services, Inc...........................       8,300           6,183
 *Coast Distribution System............................       4,000           2,600
 Coastal Bancorp, Inc..................................       8,200         261,129
 Coastcast Corp........................................      12,300          94,464
 Cobalt Corp...........................................      18,500         108,225
 *Cobalt Group, Inc....................................      24,300          48,478
 CoBiz, Inc............................................       5,700         112,176
 *Cobra Electronic Corp................................       6,100          47,549
 Coca-Cola Bottling Co. Consolidated...................       9,000         364,095
 *Coeur d'Alene Mines Corp.............................      39,500          47,795
 *Cognex Corp..........................................       3,400         101,745
 *Cognitronics Corp....................................       4,250          26,562
 *Cognizant Technology Solutions Corp..................       2,100          85,701
 *Coherent, Inc........................................      11,000         390,555
 *Cohesion Technologies, Inc...........................      11,500          53,475
 Cohu, Inc.............................................      32,400         682,830
 *Coinstar, Inc........................................      26,100         469,147
 Cold Metal Products, Inc..............................       3,500           4,550
 *Coldwater Creek, Inc.................................      16,600         386,448
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cole (Kenneth) Productions, Inc. Class A.............      14,450    $    436,390
 *Cole National Corp. Class A..........................      21,700         309,225
 *Collagenex Pharmaceuticals, Inc......................      12,200         103,029
 *Collateral Therapeutics, Inc.........................      17,300         113,488
 *Collins & Aikman Corp................................      79,100         332,220
 Collins Industries, Inc...............................      11,200          41,160
 *Colorado Medtech, Inc................................      19,600          83,594
 *Columbia Banking System, Inc.........................      20,594         285,847
 *Columbia Laboratories, Inc...........................      41,800         242,440
 *Columbia Sportswear Co...............................      30,300       2,125,696
 Columbus McKinnon Corp................................      20,800         165,464
 *Com21, Inc...........................................      35,500          92,477
 *Comarco, Inc.........................................       6,600         102,300
 *Comdial Corp.........................................      15,200          19,380
 Comdicso, Inc.........................................      20,000          43,200
 *Comforce Corp........................................      13,877          22,550
 *Comfort Systems USA, Inc.............................      56,200         203,444
 Commerce Group, Inc...................................      13,500         431,325
 Commercial Bancshares, Inc............................       2,586          53,595
 Commercial Bank of New York...........................       4,200         134,358
 Commercial Federal Corp...............................      19,700         448,766
 Commercial Metals Co..................................      21,800         554,810
 Commercial National Financial Corp....................       3,200          58,640
 Commonwealth Bancorp, Inc.............................      14,500         289,347
 Commonwealth Industries, Inc..........................      21,600         110,052
 *Commscope, Inc.......................................       4,800         113,328
 Communications Systems, Inc...........................      14,100         111,742
 Community Bank System, Inc............................       9,200         261,924
 Community Bankshares, Inc.............................         210           2,373
 *Community Financial Corp.............................       2,200          31,889
 Community Financial Group, Inc........................       2,300          31,935
 Community First Bankshares, Inc.......................      12,000         262,020
 Community First Brokerage Co..........................       2,700          68,850
 Community Savings Bankshares, Inc.....................      11,073         157,181
 Community Trust Bancorp, Inc..........................      16,948         392,431
 *Community West Bancshares............................       5,500          33,687
 *Competitive Technologies, Inc........................       8,800          63,800
 *Complete Business Solutions, Inc.....................      40,800         526,524
 *Compucom Systems, Inc................................      62,200         180,069
 *#CompuCredit Corp....................................      25,000         302,375
 *Computer Access Technology Corp......................      15,900          89,914
 *Computer Horizons Corp...............................      57,600         155,808
 *#Computer Learning Centers, Inc......................      20,358             153
 *Computer Motion, Inc.................................      15,100          64,930
 *Computer Network Technology Corp.....................      37,800         336,231
 *Computer Task Group, Inc.............................      33,400         192,050
 *Computrac, Inc.......................................       6,200           3,720
 CompX International, Inc..............................       7,900          97,960
 *Comshare, Inc........................................      15,400          53,592
 *Comstock Resources, Inc..............................      39,100         455,906
 *Comtech Telecommunications Corp......................      11,600         158,398
 *#Concepts Direct, Inc................................         700           1,960
 *Conceptus, Inc.......................................      14,600         206,225
 *Concero, Inc.........................................      16,500          19,470
 *Concord Camera Corp..................................      38,700         315,598
 *Concord Communications, Inc..........................      24,900         171,934
 *Concur Technologies, Inc.............................       9,000           9,855
 *Concurrent Computer Corp.............................      71,100         435,487
 *Conductus, Inc.......................................       4,900          28,665
 *Cone Mills Corp......................................      39,900          55,461
 *Congoleum Corp. Class A..............................       5,500          14,850

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Conmed Corp..........................................      25,275    $    542,528
 Connecticut Water Services, Inc.......................       6,200         239,041
 *Connitics Corp.......................................      38,300         261,780
 *Conrad Industries, Inc...............................       8,300          66,898
 *Consolidated Freightways Corp........................      34,300         290,692
 *Consolidated Graphics, Inc...........................      18,700         305,371
 Consolidated Tokoma Land Co...........................       6,400          93,120
 *#Constellation 3D, Inc...............................      13,500          82,147
 *Continental Materials Corp...........................         200           3,900
 *Convera Corp.........................................      18,800          82,062
 *#Convergent Communications, Inc......................       2,100              58
 *#Cooker Restaurant Corp..............................       6,600           3,036
 Cooper Companies, Inc.................................      22,900       1,046,530
 Cooper Tire & Rubber Co...............................      50,000         657,500
 Cooperative Bankshares, Inc...........................       1,400          16,450
 *CoorsTek, Inc........................................       6,900         247,158
 *Copart, Inc..........................................      24,100         578,520
 *Copper Mountain Networks, Inc........................      51,800         193,991
 *#Copytele, Inc.......................................      81,500          75,795
 *Core Materials Corp..................................       7,700           8,855
 *Core, Inc............................................      12,200          58,621
 *Corillian Corp.......................................      12,000          60,900
 *Corinthian Colleges, Inc.............................       2,000          87,710
 *Corixa Corp..........................................      54,482         925,922
 Corn Products International, Inc......................      14,100         403,965
 *Cornell Corrections, Inc.............................      14,800         178,784
 *Corporate Executive Board Co.........................      13,700         462,443
 *Correctional Services Corp...........................      14,812          36,808
 *Corrpro Companies, Inc...............................       7,875          24,019
 Corus Bankshares, Inc.................................      22,900       1,118,092
 *Corvas International, Inc............................      32,900         283,104
 *Corvel Corp..........................................      10,400         377,520
 *Cost Plus, Inc.......................................      33,475         940,480
 *CoStar Group, Inc....................................      24,600         616,107
 *Cost-U-Less, Inc.....................................       3,000           5,475
 *Cotelligent Group, Inc...............................      22,200          17,538
 Cotton States Life Insurance Co.......................       6,330          73,555
 Courier Corp..........................................       1,900          74,812
 *Covance, Inc.........................................      78,700       1,445,719
 *Covanta Energy Corp..................................      66,300       1,443,351
 *Covenant Transport, Inc. Class A.....................      15,500         268,227
 *Coventry Health Care, Inc............................      64,900       1,096,810
 Covest Bancshares, Inc................................       2,425          35,757
 *Covista Communications, Inc..........................       3,000          16,230
 CPAC, Inc.............................................       6,120          37,944
 CPB, Inc..............................................      12,000         326,640
 *#C-Phone Corp........................................      11,700             614
 *CPI Aerostructures, Inc..............................          66             135
 CPI Corp..............................................      10,500         206,850
 Craftmade International, Inc..........................       9,900          78,210
 *Craig (Jenny), Inc...................................      18,600          31,248
 *Craig Corp...........................................       2,700           5,535
 Crawford & Co. Class A................................      17,800         166,430
 Crawford & Co. Class B................................      19,100         200,550
 *Cray, Inc............................................      53,500         118,770
 *Credence Systems Corp................................       7,600         162,526
 *Credit Acceptance Corp...............................      57,400         406,966
 *Crescent Operating, Inc..............................       9,100           8,235
 *Crestline Capital Corp...............................       5,500         160,050
 *Criticare Systems, Inc...............................       7,500          32,437
 Crompton Corp.........................................      38,600         418,038
 *Cross (A.T.) Co. Class A.............................      22,100         158,015
                                                            SHARES           VALUE+
                                                            ------           ------
 Cross Timbers Oil Co..................................      14,525    $    428,487
 *Crossman Communities, Inc............................      15,300         481,108
 *Crosswalk.com, Inc...................................       9,600          15,696
 *CrossWorlds Software, Inc............................       5,000          11,650
 Crown Cork & Seal Co., Inc............................      59,000         302,080
 *Crown Crafts, Inc....................................      11,100           3,274
 *Crown Group, Inc.....................................       6,500          24,212
 *Crown-Andersen, Inc..................................       1,000           7,090
 *Crusader Holding Corp................................       3,900          36,933
 *Cryolife, Inc........................................      29,700         962,280
 *CSK Auto Corp........................................      52,000         408,720
 *CSP, Inc.............................................       4,600          17,687
 *CSS Industries, Inc..................................      11,600         263,320
 CT Communications, Inc................................      18,200         264,628
 *CTB International Corp...............................      11,800         104,135
 *CTC Communications Group, Inc........................      42,050         224,967
 CTS Corp..............................................      11,100         249,750
 Cubic Corp............................................      12,700         371,475
 *Cubist Pharmaceuticals, Inc..........................      29,300         817,323
 Culp, Inc.............................................      12,800          44,032
 *Cumulus Media, Inc. Class A..........................      31,100         372,422
 *CUNO, Inc............................................      26,100         738,238
 *Curative Health Services, Inc........................      13,000          90,480
 *Curis, Inc...........................................      16,050          85,306
 Curtiss-Wright Corp...................................      13,000         622,700
 *Cuseeme Networks, Inc................................      19,500          33,637
 *#Cutter & Buck, Inc..................................      14,550          96,103
 *CV Therapeutics, Inc.................................      23,400       1,100,385
 CVB Financial Corp....................................      38,490         654,330
 *CVF Technologies Corp................................      11,100           7,770
 *Cyanotech Corp.......................................      18,000          24,750
 *#Cyber-Care, Inc.....................................      69,600         156,252
 *#Cybercash, Inc......................................      39,800           3,980
 *#Cyberian Outpost, Inc...............................      35,800          20,943
 *Cyberonics, Inc......................................      29,700         432,877
 *Cyberoptics Corp.....................................       9,900         117,859
 *Cybersource Corp.....................................      52,000          88,660
 *Cybex International, Inc.............................       8,700          14,833
 *Cygnus, Inc..........................................      42,000         379,260
 *Cylink Corp..........................................      42,600          39,192
 *Cymer, Inc...........................................      21,300         612,694
 *#Cypress Communications, Inc.........................      87,000          42,195
 *Cysive, Inc..........................................      31,000         101,370
 *Cytogen Corp.........................................      91,700         433,282
 *Cytrx Corp...........................................       8,000           6,400
 D & K Healthcare Resources, Inc.......................       5,800         160,196
 *D A Consulting Group, Inc............................       6,700          10,117
 *Daily Journal Corp...................................         200           6,225
 *Dairy Mart Convenience Stores, Inc...................       4,800          17,280
 *Daisytek International Corp..........................      27,700         387,938
 *Daktronics, Inc......................................      11,500         346,035
 *Dal-Tile International, Inc..........................      80,600       1,289,600
 *Dan River, Inc. Class A..............................      29,700          89,100
 *Danielson Holding Corp...............................      27,700         130,190
 *Daou Systems, Inc....................................      23,000           6,325
 Data Broadcasting Corp................................      97,013         813,939
 *Data Critical Corp...................................      12,300          22,570
 *#Data Dimensions, Inc................................      17,800           6,141
 *Data I/O Corp........................................      11,300          26,837
 *#Data Race, Inc......................................      36,700           5,321
 Data Research Association, Inc........................       5,600          57,596
 *Data Return Corp.....................................       5,100          14,356

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Data Systems & Software, Inc.........................      12,000    $     77,100
 *Datakey, Inc.........................................       1,000           3,210
 *Datalink Corp........................................      12,300         106,825
 *Datamarine International, Inc........................         200             144
 *Dataram Corp.........................................      11,100         126,706
 Datascope Corp........................................      21,400         857,284
 *Datastream Systems, Inc..............................      32,100         259,207
 *Datatec Systems, Inc.................................      30,900          30,282
 *DataTRAK International, Inc..........................       5,600          12,768
 *Datawatch Corp.......................................       9,300           5,673
 *Datron Systems, Inc..................................       3,500          44,975
 *Datum, Inc...........................................       9,500         158,507
 *Dave and Busters, Inc................................      18,100         155,841
 *DaVita, Inc..........................................      90,200       1,704,780
 *Davox Corp...........................................      21,400         195,917
 *Daw Technologies, Inc................................      14,300          10,653
 *Dawson Geophysical Co................................       5,400          59,940
 *Daxor Corp...........................................       6,100         103,395
 Deb Shops, Inc........................................      17,900         370,440
 *Deckers Outdoor Corp.................................      11,800          46,787
 *#Decora Industries, Inc..............................      10,200             714
 Decorator Industries, Inc.............................       2,762           7,872
 *Del Global Technologies Corp.........................       8,500          18,062
 *Del Laboratories, Inc................................      17,260         195,038
 *Del Monte Foods Co...................................      65,700         526,914
 *dELiA*s Corp.........................................      23,945         116,014
 Delphi Financial Group, Inc. Class A..................      19,400         690,640
 Delta and Pine Land Co................................      15,400         374,836
 Delta Apparel, Inc....................................       2,620          42,575
 *#Delta Financial Corp................................      19,600           6,272
 Delta Natural Gas Co., Inc............................       3,100          63,193
 *Delta Woodside Industries, Inc.......................      26,200          26,200
 *Deltek Systems, Inc..................................      23,600         111,510
 Deltic Timber Corp....................................      19,700         504,320
 *Denali, Inc..........................................       4,300             365
 *Denbury Resources, Inc...............................      26,500         286,200
 *Dendreon Corp........................................      19,600         260,190
 *Dendrite International, Inc..........................      15,500         155,232
 *Dense-Pac Microsystems, Inc..........................      31,000          52,855
 *Department 56, Inc...................................      22,900         186,635
 *DepoMed, Inc.........................................      13,600          57,528
 *Designs, Inc.........................................      14,800          63,196
 *Detrex Corp..........................................         500           3,662
 *Devcon International Corp............................       4,000          27,900
 Dewolfe Companies, Inc................................         200           1,505
 *Dexterity Surgical, Inc..............................       1,000             230
 *Diacrin, Inc.........................................      23,300          50,328
 Diagnostic Products Corp..............................      20,300       1,577,716
 *Dial Corp............................................       1,900          26,315
 *Diametrics Medical, Inc..............................      38,400         105,600
 *DiamondCluster International, Inc....................      22,100         311,720
 *Dianon Systems, Inc..................................       9,200         339,526
 *Diedrich Coffee, Inc.................................       4,025          14,611
 *Digene Corp..........................................      25,600         702,848
 *Digi International, Inc..............................      24,100         215,815
 *#Digital Courier Technologies, Inc...................       7,200           3,060
 *Digital Generation Systems, Inc......................      45,100         174,311
 *#Digital Island, Inc.................................      75,800         255,067
 *#Digital Lightwave, Inc..............................       2,900         135,096
 *Digital Power Corp...................................       1,000           1,280
 *Digital River, Inc...................................      35,000         178,850
 Dime Community Bancorp, Inc...........................      16,800         481,908
                                                            SHARES           VALUE+
                                                            ------           ------
 Dimon, Inc............................................      53,500    $    596,525
 *Diodes, Inc..........................................      14,700         155,526
 *Dionex Corp..........................................      29,600         882,524
 *Directrix, Inc.......................................         813           2,825
 *Discount Auto Parts, Inc.............................      21,700         285,355
 *Discovery Partners International.....................      18,600         102,858
 *Dispatch Management Services Corp....................       4,300              54
 *Display Technologies, Inc............................      11,330           1,530
 *Ditech Communications Corp...........................      32,100         258,244
 *Diversified Corporate Resources, Inc.................       2,200           4,785
 *Dixie Group, Inc.....................................      16,500          85,140
 *Dixon Ticonderoga Co.................................       1,900           7,600
 *DMC Stratex Networks, Inc............................      19,700         111,403
 *Docent, Inc..........................................      32,200         250,838
 *DocuCorp International, Inc..........................      21,000          75,810
 *Document Sciences Corp...............................      14,200          21,442
 *Documentum, Inc......................................      28,400         397,174
 Dole Food Co., Inc....................................      22,300         345,204
 *Dollar Thrifty Automotive Group, Inc.................      33,800         801,060
 *Dominion Homes, Inc..................................       5,800          60,610
 Donaldson Co., Inc....................................       3,400          98,838
 Donegal Group, Inc. Class A...........................       7,466         101,724
 Donegal Group, Inc. Class B...........................       3,733          46,009
 *Donna Karan International, Inc.......................      31,900         338,778
 Donnelly Corp. Class A................................       7,300         102,930
 *Dorsey Trailers, Inc.................................       3,000              67
 *Dot Hill Systems Corp................................      38,160          80,899
 Dover Downs Entertainment, Inc........................      30,300         424,200
 Downey Financial Corp.................................      30,976       1,337,234
 DQE, Inc..............................................      10,300         246,067
 *Dress Barn, Inc......................................      28,600         718,575
 *Drew Industries, Inc.................................      15,000         101,625
 *Drexler Technology Corp..............................      15,800         231,786
 Dreyer's Grand Ice Cream, Inc.........................      41,500       1,201,425
 *Dril-Quip, Inc.......................................      20,500         645,750
 *DRS Technologies, Inc................................      24,500         531,650
 *Dryclean USA, Inc....................................       1,000             755
 *DSET Corp............................................      15,800          14,615
 *DSP Group, Inc.......................................      32,200         581,371
 *DT Industries, Inc...................................      14,100          65,635
 *DualStar Technologies Corp...........................      24,200          17,787
 *Duane Reade, Inc.....................................      24,500         913,850
 *Duck Head Apparel Co., Inc...........................       2,620           7,336
 *Duckwall-Alco Stores, Inc............................       6,200          44,175
 *Ducommun, Inc........................................      15,000         205,500
 *DuPont Photomasks, Inc...............................       6,900         329,923
 *Dura Automotive Systems, Inc.........................      20,800         260,000
 *#Duramed Pharmaceuticals, Inc........................      36,000         424,800
 *Duratek, Inc.........................................      19,500          92,527
 *DUSA Pharmaceuticals, Inc............................      10,100         119,786
 *DVI, Inc.............................................      19,700         292,545
 *Dwyer Group, Inc.....................................       9,100          22,795
 *Dycom Industries, Inc................................      17,000         275,400
 *Dynamic Healthcare Technologies, Inc.................      18,800           9,776
 Dynamic Materials Corp................................       2,000           5,530
 *Dynamics Research Corp...............................       9,700          85,796
 *#E Com Ventures, Inc.................................      11,100          11,266
 *#e.spire Communications, Inc.........................      68,600           7,889
 Eagle Bancshares, Inc.................................       8,100         125,712
 *Eagle Food Centers, Inc..............................      10,300           5,510
 *Eagle Point Software Corp............................       6,400          33,728

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Earthgrains Co........................................      44,500    $  1,154,775
 *#EarthShell Corp.....................................     143,000         464,035
 *#EarthWeb, Inc.......................................      12,500          38,437
 East West Bancorp, Inc................................      35,900         855,676
 Eastern Co............................................       4,950          73,012
 *#EasyLink Services Corp..............................       9,697           5,867
 *Eateries, Inc........................................       3,800          12,426
 *eBenX, Inc...........................................      11,100          38,017
 *eBT International, Inc...............................      26,400          69,564
 ECC International Corp................................       9,550          32,947
 *ECCS, Inc............................................       1,700           1,385
 *#Echelon Corp........................................      15,300         323,442
 *Eclipse Surgical Technologies, Inc...................      42,000         114,030
 *Eclipsys Corp........................................      17,600         381,920
 *Eco Soil Systems, Inc................................      19,700           3,841
 *Ecogen, Inc..........................................      13,640           2,046
 *eCollege.com.........................................      15,400          47,201
 Ecology & Environment, Inc. Class A...................       2,000          17,600
 *Ecometry Corp........................................      10,000          16,750
 *Edac Technologies Corp...............................       3,500           7,490
 Edelbrock Corp........................................       6,700          66,665
 *#EDGAR Online, Inc...................................       5,400          17,901
 *Edge Petroleum Corp..................................      12,900          96,814
 *Edgewater Technology, Inc............................      21,069         114,615
 *Edison Control Corp..................................       1,000           4,775
 Edo Corp..............................................       8,700         171,825
 *Education Management Corp............................      39,400       1,307,489
 Educational Development Corp..........................       1,800           6,030
 *Educational Insights, Inc............................       2,700             432
 EFC Bancorp, Inc......................................       4,800          53,760
 *EFTC Corp............................................      20,100          55,777
 *#eGain Communications Corp...........................      14,457          36,793
 *#Egghead.com, Inc....................................      53,042          43,229
 *EGL, Inc.............................................      30,200         602,641
 *eGlobe, Inc..........................................      10,255           1,025
 *El Paso Electric Co..................................      82,600       1,312,514
 *Elantec Semiconductor, Inc...........................       8,000         255,480
 *Elastic Networks, Inc................................       5,500          10,642
 *Elcom International, Inc.............................      45,800          98,241
 Elcor Corp............................................      32,400         552,420
 *Elcotel, Inc.........................................      17,600           1,012
 *Elder-Beerman Stores Corp............................      20,900          68,238
 *#Electric Fuel Corp..................................      29,000          96,715
 *Electric Lightwave, Inc..............................      13,700          21,166
 *Electro Rent Corp....................................      38,700         619,974
 *Electro Scientific Industries, Inc...................      10,800         396,954
 *Electroglas, Inc.....................................      33,100         530,096
 *Electronic Retailing System International, Inc.......       2,300             414
 *Electronics Boutique Holdings Corp...................      26,700         782,977
 *Elite Information Group, Inc.........................      11,700          58,968
 *Elizabeth Arden, Inc.................................      21,100         507,560
 Ellett Brothers, Inc..................................       6,400          19,840
 *#E-Loan, Inc.........................................      31,000          41,540
 *eLOT, Inc............................................      69,000          21,735
 *Eloyalty Corp........................................      47,100          97,261
 *ELXSI Corp...........................................       1,800          15,723
 *Embrex, Inc..........................................      10,400         156,000
 EMC Insurance Group, Inc..............................      14,600         184,690
 *Emcee Broadcast Products, Inc........................       5,600           4,424
 *Emcor Group, Inc.....................................      16,700         738,975
 *EMCORE Corp..........................................      13,700         445,866
                                                            SHARES           VALUE+
                                                            ------           ------
 *Emergent Information Technologies, Inc...............      17,700    $     24,337
 *Emerging Vision, Inc.................................      26,800           7,772
 *#Emeritus Corp.......................................      14,100          25,380
 *Emisphere Technologies, Inc..........................      29,300         577,942
 *Emmis Broadcasting Corp. Class A.....................       4,900         151,851
 Empire District Electric Co...........................      28,100         554,975
 Empire Federal Bancorp, Inc...........................       2,100          30,156
 *Employee Solutions, Inc. Class B.....................         707               7
 *EMS Technologies, Inc................................      14,000         219,800
 *#En Pointe Technologies, Inc.........................      10,400          23,660
 *Encad, Inc...........................................      17,300          36,243
 *Enchira Biotechnology Corp...........................      10,314          10,314
 *Encompass Services Corp..............................      99,625         880,685
 *Encore Med Corp......................................       9,900          12,721
 *Encore Wire Corp.....................................      22,800         244,074
 *Endo Pharmaceuticals Holdings, Inc...................      84,400         837,670
 *Endocardial Solutions, Inc...........................      16,300          93,154
 *Endocare, Inc........................................      14,900         191,092
 Energen Corp..........................................      38,400       1,267,200
 *Energy Conversion Devices, Inc.......................      23,100         718,525
 Energy West, Inc......................................         200           2,093
 Energysouth, Inc......................................       5,300         112,731
 *Enesco Group, Inc....................................      21,700         129,115
 Engineered Support Systems, Inc.......................      14,000         465,920
 *Enherent Corp........................................      18,300           2,562
 *#Enlighten Software Solutions, Inc...................       1,600           1,088
 Ennis Business Forms, Inc.............................      25,900         225,589
 *Enserch Exploration Corp.............................      60,159         267,708
 *Entrada Networks, Inc................................      13,205          13,403
 *Entrade, Inc.........................................      28,300          17,263
 *Entravision Communications Corp......................      30,400         415,264
 *#Entremed, Inc.......................................      25,200         377,244
 *Entrust Technologies, Inc............................      23,000         130,065
 *Envirogen, Inc.......................................         616             721
 *Environmental Elements Corp..........................       9,200          35,880
 *Environmental Technologies Corp......................       3,700           2,997
 *Environmental Tectonics Corp.........................       8,900          79,655
 *Enzo Biochem, Inc....................................      31,920         941,002
 *EP Medsystems, Inc...................................      23,400          52,065
 *#EpicEdge, Inc.......................................      21,900           6,132
 *Epicor Software Corp.................................      58,042          75,164
 *#Epimmune, Inc.......................................      11,800          34,397
 *EPIQ Systems, Inc....................................       6,300         201,883
 *EPIX Medical, Inc....................................      16,400         119,638
 *ePlus, Inc...........................................      14,600         140,233
 *ePresence, Inc.......................................      32,600         122,413
 *Equidyne Corp........................................       5,400          12,960
 *#Equimed Inc Nevis...................................       2,250               0
 *Equity Marketing, Inc................................       9,100          91,910
 *Equity Oil Co........................................      17,200          53,664
 *eResearch Technology, Inc............................       9,700          51,361
 *eResource Capital Group, Inc.........................      34,400          32,680
 *Ergo Science Corp....................................      15,700          14,601
 ESB Financial Corp....................................       5,808          74,778
 *Escalon Medical Corp.................................       3,200           5,872
 *Esco Technologies, Inc...............................      15,400         463,540
 *eShare Communications, Inc...........................      34,800          45,066
 *eSoft, Inc...........................................      15,400          16,786
 *Esperion Therapeutics, Inc...........................       1,700           9,775
 Espey Manufacturing & Electronics Corp................         400           7,200

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *ESPS, Inc............................................       2,000    $      2,920
 *ESS Technology, Inc..................................      59,100         411,040
 *Esterline Technologies Corp..........................      27,900         585,900
 Ethan Allen Interiors, Inc............................      34,800       1,277,508
 Ethyl Corp............................................     116,900         141,449
 *European Micro Holdings, Inc.........................       4,600           1,840
 *Evans & Sutherland Computer Corp.....................      15,500         132,137
 *Evans Systems, Inc...................................       4,000             700
 *Evercel, Inc.........................................       1,666           8,863
 *Evergreen Resources, Inc.............................      23,900       1,075,500
 *Everlast Worldwide, Inc..............................       1,500           4,515
 *Evolving Systems, Inc................................      16,200          57,510
 *Exabyte Corp.........................................      35,100          41,418
 *Exactech, Inc........................................       6,500         104,162
 *Exar Corp............................................      15,500         358,050
 *Excel Legacy Corp....................................      44,600          92,322
 *Excel Technology, Inc................................      16,100         378,108
 *eXcelon Corp.........................................      47,000          78,020
 *#Excelsior-Henderson Motorcycle Manufacturing Co.....       5,200               0
 *Exchange Applications, Inc...........................      25,500          32,257
 *EXE Technologies, Inc................................      60,900         472,888
 *Exelixis, Inc........................................         714          10,824
 Exide Corp............................................      34,300         368,725
 *Exponent, Inc........................................       8,700         103,095
 *Extended Stay America, Inc...........................      79,300       1,233,115
 *Extended Systems, Inc................................      15,600         105,378
 *Extensity, Inc.......................................       2,400          21,684
 *Ezcorp, Inc. Class A Non-Voting......................      11,900          30,107
 *E-Z-Em, Inc. Class A.................................       5,400          28,620
 *E-Z-Em, Inc. Class B.................................       4,462          23,649
 *Ezenia! Inc..........................................      21,900          18,834
 F & M Bancorp.........................................       8,462         220,350
 F & M National Corp...................................      33,372       1,299,839
 F.N.B. Corp...........................................      31,442         763,889
 *F5 Networks, Inc.....................................      26,000         291,850
 Fab Industries, Inc...................................       6,900          96,600
 *Factory 2-U Stores, Inc..............................      20,200         626,099
 Factset Research Systems, Inc.........................         500          20,055
 *#Factual Data Corp...................................      10,600          76,532
 Fair, Isaac & Co., Inc................................      22,100       1,657,500
 *Fairchild Corp. Class A..............................      35,152         244,306
 Falcon Products, Inc..................................      12,500          97,500
 *Famous Dave's of America, Inc........................      10,200          81,498
 *Fansteel, Inc........................................       9,751          44,855
 *Fargo Electronics....................................      15,000          61,650
 Farmer Brothers Co....................................       2,400         522,000
 *Faro Technologies, Inc...............................      13,600          36,516
 Farrel Corp...........................................       3,400           2,261
 *FASTNET Corporation..................................       5,000           4,850
 FBL Financial Group, Inc. Class A.....................      40,500         645,975
 *Featherlite Manufacturing, Inc.......................       6,500          11,700
 Fedders Corp..........................................      24,100         119,777
 Fedders Corp. Class A.................................       7,700          33,880
 Federal Screw Works...................................       2,250          79,830
 *Federal Signal Corp..................................      16,400         369,164
 Federal-Mogul Corp....................................     105,600         371,712
 *FEI Co...............................................      31,800       1,127,469
 *#Female Health Co....................................       9,300           4,417
 Ferro Corp............................................      37,500         804,375
 FFLC Bancorp..........................................       4,600          87,998
 *Fibermark, Inc.......................................       8,800         122,320
                                                            SHARES           VALUE+
                                                            ------           ------
 *Fiberstars, Inc......................................       6,000    $     23,190
 Fidelity Bancorp, Inc.................................       2,600          56,485
 *#Fidelity Bankshares, Inc............................      16,432         227,008
 *Fidelity Federal Bancorp.............................       2,500           4,050
 Fidelity National Corp................................      11,400          70,908
 Fidelity National Financial, Inc......................       5,700         129,960
 *Fieldworks, Inc......................................       8,900           7,120
 *Filenet Corp.........................................      47,900         587,014
 *Film Roman, Inc......................................       4,700           3,995
 *Financial Federal Corp...............................      19,000         487,350
 Finger Lakes Bancorp, Inc.............................       2,500          25,050
 *Finish Line, Inc. Class A............................      30,300         305,575
 *Finishmaster, Inc....................................         800           6,328
 *Finlay Enterprises, Inc..............................      13,500         161,865
 Finova Group, Inc.....................................      10,900          26,160
 *Firebrand Financial Group, Inc.......................      11,100           3,552
 First Albany Companies, Inc...........................      13,575         191,068
 First American Financial Corp.........................      16,787         343,809
 *First American Health Concepts, Inc..................       1,600          14,488
 *First Aviation Services, Inc.........................       6,200          29,574
 First Bancorp.........................................       6,210         147,177
 First Bell Bancorp, Inc...............................       6,600          95,568
 *First Cash, Inc......................................      12,300          91,389
 First Charter Corp....................................      32,220         530,341
 *First Cincinati, Inc.................................       1,900             247
 First Citizens Bancshares, Inc........................       1,300         121,881
 First Commonwealth Financial Corp.....................      74,760         814,884
 *First Consulting Group, Inc..........................      34,244         240,393
 First Defiance Financial Corp.........................       7,559         119,621
 First Essex Bancorp...................................      10,600         254,294
 First Federal Bancshares of Arkansas, Inc.............       4,400          88,550
 First Federal Capital Corp............................      21,600         315,792
 First Federal of East Hartford........................       2,000          74,350
 First Financial Bancorp...............................      16,125         237,924
 First Financial Bankshares, Inc.......................      12,813         474,465
 First Financial Corp..................................       1,275          49,138
 First Financial Holdings, Inc.........................      19,000         376,865
 First Franklin Corp...................................         300           3,114
 First Georgia Holdings, Inc...........................       1,012           5,181
 First Indiana Corp....................................      16,400         383,350
 First International Bancorp, Inc......................      10,700          93,036
 *First Investors Financial Services Group, Inc........       6,000          21,150
 First Keystone Financial, Inc.........................       2,000          27,100
 *First Mariner Bank Corp..............................       3,200          21,616
 First Merchants Corp..................................      14,100         307,450
 First Midwest Bancorp, Inc............................       5,500         156,227
 First Midwest Financial, Inc..........................       2,500          30,875
 First Mutual Bancshares, Inc..........................       3,768          44,481
 First Niagara Financial Group, Inc....................      36,800         510,600
 First Oak Brook Bancshares, Inc. Class A..............       2,100          42,682
 First Place Financial Corp............................      10,367         147,419
 *First Republic Bank..................................      21,750         575,940
 First SecurityFed Financial, Inc......................       5,400          96,822
 First Sentinel Bancorp, Inc...........................      55,300         620,742
 First Source Corp.....................................      27,231         536,315
 *#First Team Sports, Inc..............................       5,900           5,929
 First United Corp.....................................       2,800          37,170
 *First Virtual Communications, Inc....................      27,600          38,502
 First Years, Inc......................................      13,300         132,268

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 FirstBank NW Corp.....................................       1,600    $     25,288
 *FirstCity Financial Corp.............................       8,300          12,159
 Firstfed America Bancorp, Inc.........................       6,300         112,455
 *FirstFed Financial Corp..............................      24,200         719,950
 *Firstwave Technologies, Inc..........................       7,800           9,165
 *Fischer Imaging Corp.................................       9,100          55,965
 *Fisher Scientific International, Inc.................      10,700         281,410
 Flag Financial Corp...................................       6,500          43,420
 Flagstar Bancorp, Inc.................................      17,000         413,525
 Flamemaster Corp......................................         247           1,328
 *Flander Corp.........................................      31,500          71,032
 Fleetwood Enterprises, Inc............................      49,300         593,572
 Fleming Companies, Inc................................      62,300       1,979,271
 Flexsteel Industries, Inc.............................       8,300          98,189
 *Flir Systems, Inc....................................      17,150         274,829
 *Florida Banks, Inc...................................       6,000          37,380
 Florida Public Utilities Co...........................       3,600          59,580
 Florida Rock Industries, Inc..........................      28,200       1,356,420
 *Florsheim Group, Inc.................................       8,400          13,314
 *Flour City International, Inc........................       7,500          27,750
 *Flow International Corp..............................      22,000         272,140
 *Flowserve Corp.......................................      53,200       1,597,596
 Flushing Financial Corp...............................      13,400         316,039
 FNB Financial Services Corp...........................       2,100          29,274
 *Foamex International, Inc............................      23,600         166,498
 *#Focal Communications Corp...........................      12,000          77,700
 *Focal, Inc...........................................      18,500          17,390
 *FOCUS Enhancements, Inc..............................       3,132           4,275
 *Foodarama Supermarkets, Inc..........................       1,500          34,875
 Foothill Independent Bancorp..........................       7,918         101,350
 *Footstar, Inc........................................      30,200       1,020,760
 Forest City Enterprises, Inc. Class B.................       3,000         140,700
 *Forest Oil Corp......................................      32,270       1,097,180
 *Forrester Resh, Inc..................................       8,000         187,440
 *#Fortel, Inc.........................................      13,800           2,553
 *Fortune Financial, Inc...............................       6,100              61
 *Forward Air Corp., Inc...............................      25,550         779,403
 *Fossil, Inc..........................................      52,275       1,169,653
 *Foster (L.B.) Co. Class A............................      12,400          43,400
 Foster Wheeler Ltd....................................      57,000         717,060
 *Fotoball USA, Inc....................................       4,400           7,590
 *Fountain Powerboat Industries, Inc...................       6,800          12,988
 *Four Kids Entertainment, Inc.........................      16,600         282,200
 *#FPIC Insurance Group, Inc...........................      13,200         144,936
 Frankfort First Bancorp, Inc..........................         850          14,280
 Franklin Bank National Associaton.....................       3,789          55,035
 *Franklin Covey Co....................................      25,900         182,336
 Franklin Electric Co., Inc............................       7,000         517,265
 *Franklin Electronic Publishers, Inc..................      12,600          39,060
 Freds, Inc. Class A...................................      19,200         549,600
 Fremont General Corp..................................     109,700         658,200
 Frequency Electronics, Inc............................      12,900         205,110
 *Fresh America Corp...................................       4,900           1,470
 *Fresh Choice, Inc....................................       7,400          22,903
 *Friede Goldman International.........................      75,683          63,952
 *Friedman Billings Ramsey Group, Inc. Class A.........      18,900         115,290
 Friedman Industries, Inc..............................       6,158          19,552
 Friedmans, Inc. Class A...............................      19,600         209,328
 *#Friendly Ice Cream Corp.............................       9,600          23,520
 Frisch's Restaurants, Inc.............................       7,000          91,000
 *Frontier Adjusters of America, Inc...................       1,000           1,500
                                                            SHARES           VALUE+
                                                            ------           ------
 *Frontier Airlines, Inc...............................      42,900    $    666,451
 *Frontier Oil Corp....................................      44,000         589,600
 *Frontline Capital Group..............................      41,200         164,594
 *Frontstep, Inc.......................................      12,000          38,580
 *Frozen Food Express Industries, Inc..................      21,307          41,655
 FSF Financial Corp....................................       2,800          42,070
 *FSI International, Inc...............................      40,300         455,793
 *FTI Consulting, Inc..................................      12,700         242,570
 *#FuelCell Energy, Inc................................      13,100         968,941
 Fuller (H.B.) Co......................................      22,500       1,028,137
 *Furniture Brands International, Inc..................      20,100         456,672
 *Furr's/Bishop's, Inc.................................       2,700           7,425
 *Fusion Medical Technologies, Inc.....................      15,000         112,050
 *#FX Energy, Inc......................................      19,400          58,976
 *FYI, Inc.............................................      24,700       1,059,136
 G & K Services, Inc. Class A..........................      26,600         685,615
 GA Financial, Inc.....................................       5,700          88,920
 *Gabelli Asset Management, Inc........................       2,200          87,318
 *Gadzooks, Inc........................................      14,300         185,900
 *#Gadzoox Networks, Inc...............................      11,200          34,888
 Gainsco, Inc..........................................      34,511          56,943
 *Galagen, Inc.........................................      11,400           6,441
 *Galaxy Nutritional Foods, Inc........................      11,000          60,500
 *Galey & Lord, Inc....................................      16,100          35,259
 *GameTech International, Inc..........................      14,800          92,944
 Garan, Inc............................................       6,900         204,240
 *Garden Fresh Restaurant Corp.........................       7,600          68,286
 *#Gardenburger, Inc...................................      12,200           8,784
 *Gardner Denver Machinery, Inc........................      19,800         394,020
 *#Gart Sports Co......................................         676          12,489
 *Gartner Group, Inc...................................      51,900         472,290
 *Gaylord Container Corp. Class A......................      72,300          73,746
 *Gaylord Entertainment Co.............................      31,300         867,010
 GBC Bancorp...........................................      14,900         410,569
 *#GC Companies, Inc...................................      10,500          28,035
 *Geerling & Wade, Inc.................................       5,700          10,003
 *Gehl Co..............................................       8,300         142,054
 *Genaera Corp.........................................      43,600         173,746
 *Genaissance Pharmaceuticals, Inc.....................       9,600         124,368
 Gencorp, Inc..........................................      67,800         792,582
 *Gene Logic, Inc......................................      35,600         749,736
 *Genelabs Technologies, Inc...........................      73,800         309,591
 *General Binding Corp.................................      18,700         173,442
 General Cable Corp....................................      57,000         869,250
 *General Communications, Inc. Class A.................      72,200         720,917
 *#General Datacomm Industries, Inc....................      39,000          14,040
 General Employment Enterprises, Inc...................       7,600          19,380
 *#General Magic, Inc..................................      86,700         100,138
 General Magnaplate Corp...............................         400             950
 *General Semiconductor, Inc...........................      60,000         664,800
 *Genesco, Inc.........................................      34,400       1,044,040
 *Genesee & Wyoming, Inc...............................       4,800         124,992
 Genesee Corp. Class B.................................         200           5,175
 *#Genesis Health Ventures, Inc........................       6,800           1,632
 *#GenesisIntermedia, Inc..............................      23,400         392,067
 *Genlyte Group, Inc...................................      20,100         601,492
 *Genome Therapeutics Corp.............................      33,000         442,860
 *Genomica Corp........................................       8,200          37,228
 *Genrad, Inc..........................................      47,800         332,210
 *GenStar Therapeutics Corporation.....................       8,200          53,300
 *Gensym Corp..........................................       4,900           4,091

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Genta, Inc..........................................      50,600    $    511,313
 Gentek, Inc...........................................      25,100         192,266
 *Gentiva Health Services..............................      13,950         271,188
 *Gentner Communications Corp..........................      10,300         129,780
 *#Genus, Inc..........................................      28,300         197,392
 *GenVec, Inc..........................................      15,400          62,447
 *Genzyme Corp - Genzyme Biosurgery Division...........      26,391         165,340
 *Genzyme Transgenics Corp.............................      35,600         275,722
 Georgia Gulf Corp.....................................      50,100         899,295
 *#Geoworks............................................      27,200          54,264
 *Gerber Childrenswear, Inc............................      10,800          68,796
 Gerber Scientific, Inc................................      34,400         278,640
 *Geron Corp...........................................      32,200         427,938
 *Getty Images, Inc....................................      37,700       1,051,641
 Getty Realty Corp. (Holding Co.)......................      13,600         293,488
 *Giant Group, Ltd.....................................       2,200           1,210
 *Giant Industries, Inc................................      13,900         145,255
 Gibraltar Steel Corp..................................      16,300         307,744
 *Giga Information Group, Inc..........................      12,000          26,160
 *Giga-Tronics, Inc....................................       6,500          32,500
 *G-III Apparel Group, Ltd.............................       9,100          82,036
 *#Gilman & Ciocia, Inc................................      13,000          39,260
 *Gish Biomedical, Inc.................................       3,400           4,182
 Glacier Bancorp, Inc..................................       7,527         142,185
 *Glacier Water Services, Inc..........................       3,600          27,450
 Glatfelter (P.H.) Co..................................      67,700       1,039,195
 *Glenayre Technologies, Inc...........................      92,000         126,500
 *#Gliatech, Inc.......................................      11,200          43,344
 *Global Imaging Systems, Inc..........................      30,800         314,160
 *Global Payment Technologies, Inc.....................       6,100          17,080
 *#Global Sports, Inc..................................      32,200         199,479
 *#Global Technologies, Ltd............................      14,700           5,292
 *Globecomm Systems, Inc...............................      15,100         111,211
 *GlobeSpan, Inc.......................................      20,000         285,600
 *#Globix Corp.........................................      39,200         117,796
 *#GoAmerica, Inc......................................      49,900         126,496
 Gold Banc Corp........................................      60,665         437,698
 Golden Enterprises, Inc...............................      12,200          48,068
 *Golden State Vintners, Inc...........................       6,100          51,270
 *Good Guys, Inc.......................................      30,800         142,142
 *Goodrich Petroleum Corp..............................       9,000          56,070
 *Goodys Family Clothing...............................      46,200         187,572
 Gorman-Rupp Co........................................       7,975         216,521
 *GoTo.com, Inc........................................      44,100         984,753
 *Gottschalks, Inc.....................................      17,400          72,210
 *GP Strategies Corp...................................      15,860          70,101
 Graco, Inc............................................      41,400       1,196,460
 *Gradco Systems, Inc..................................       9,600           4,704
 *Graham Corp..........................................       1,000          12,300
 Granite Construction, Inc.............................      54,300       1,479,675
 Granite State Bankshares, Inc.........................       7,400         169,090
 *Graphic Packaging International Corp.................      40,400         120,796
 *GraphOn Corp.........................................      10,100          29,997
 Gray Communications Systems, Inc......................       8,800         142,120
 Great American Financial Resources, Inc...............       6,600         112,200
 Great Atlantic & Pacific Tea Co., Inc.................      46,000         533,140
 Great Southern Bancorp, Inc...........................       8,100         208,534
 Greater Bay Bancorp...................................      28,916         751,671
 *Green Mountain Coffee, Inc...........................       7,400         231,953
 Green Mountain Power Corp.............................       7,300         109,646
                                                            SHARES           VALUE+
                                                            ------           ------
 *Greenbriar Corp......................................       6,760    $      2,772
 Greenbrier Companies, Inc.............................      15,600         139,620
 Grey Global Group, Inc................................         200         134,000
 *Grey Wolf, Inc.......................................     186,700       1,211,683
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          40,029
 *Griffon Corp.........................................      41,800         422,180
 *Gristede's Sloans, Inc...............................       1,200           1,302
 *Group 1 Automotive, Inc..............................      32,000         816,000
 *Group 1 Software, Inc................................       8,025         122,140
 *Grow Biz International, Inc..........................       3,800          23,161
 *Grubb & Ellis Co.....................................      24,900         125,745
 *#GSV, Inc............................................       1,900             646
 *Gtech Holdings, Inc..................................      35,900       1,339,429
 *GTSI Corp............................................      15,000          89,700
 Guaranty Bancshares, Inc..............................       3,900          43,348
 Guaranty Federal Bancshares, Inc......................       5,200          58,292
 *Guaranty Financial Corp..............................       1,000           7,875
 *#Guess, Inc..........................................      67,100         566,995
 *Guilford Mills, Inc..................................      31,050          61,479
 *Guilford Pharmaceuticals, Inc........................      37,500         871,875
 *Guitar Center, Inc...................................      35,300         624,280
 *Gulf Island Fabrication, Inc.........................      13,100         214,512
 *Gulfmark Offshore, Inc...............................      10,500         409,395
 *#Gumtech International, Inc..........................      14,100         103,987
 *Gundle/SLT Environmental, Inc........................      15,500          37,355
 *Gymboree Corp........................................      44,200         306,085
 *Haemonetics Corp.....................................      39,100       1,266,840
 Haggar Corp...........................................       8,600         102,340
 *Hahn Automotive Warehouse, Inc.......................         721           2,091
 *Hain Celestial Group, Inc............................      35,588         898,419
 *Halifax Corp.........................................       1,000           2,500
 *Hall Kinion Associates, Inc..........................      19,000         151,335
 *Ha-Lo Industries, Inc................................     116,700          82,857
 *Hamilton Bancorp, Inc................................      16,100         112,619
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800          47,580
 *Hampshire Group, Ltd.................................       2,000          19,200
 *Hampton Industries, Inc..............................       4,944           1,730
 Hancock Fabrics, Inc..................................      26,900         245,866
 Hancock Holding Co....................................      15,500         586,287
 *Handleman Co.........................................      44,300         538,245
 *Hanger Orthopedic Group, Inc.........................      33,800          55,432
 Harbor Florida Bancshares, Inc........................      38,500         637,367
 Hardinge Brothers, Inc................................      11,700         173,452
 *Harken Energy Corp...................................      21,200          58,724
 Harland (John H.) Co..................................      46,900         882,658
 Harleysville Group, Inc...............................      36,300         926,194
 Harleysville National Corp............................      10,710         420,100
 Harman International Industries, Inc..................      12,800         454,400
 *Harmonic Lightwaves, Inc.............................      62,700         534,831
 *Harolds Stores, Inc..................................       2,308           4,904
 *Harris Interactive, Inc..............................      32,500         110,825
 Harrodsburg First Financial Bancorp, Inc..............       1,100          14,124
 *Harry's Farmers Market, Inc. Class A.................       2,100           1,092
 Harsco Corp...........................................      15,900         434,070
 *Hartmarx Corp........................................      44,900         127,516
 *Harvard Industries, Inc..............................       4,800           4,320
 *Harvey Entertainment Co..............................       5,400             945
 *Hastings Entertainment, Inc..........................      12,300          35,977
 Hastings Manufacturing Co.............................         700           3,538
 *Hathaway Corp........................................       2,900          10,875

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hauppauge Digital, Inc...............................      13,500    $     37,125
 *Hauser, Inc..........................................       5,050           3,156
 Haverty Furniture Co., Inc............................      16,200         205,740
 Haverty Furniture Co., Inc. Class A...................         400           5,400
 *Hawaiian Airlines, Inc...............................      42,400         131,016
 Hawaiian Electric Industries, Inc.....................      13,300         493,031
 *Hawk Corp............................................       9,600          64,800
 *Hawker Pacific Aerospace.............................       9,300          30,643
 Hawkins, Inc..........................................      13,800         121,440
 *Hawthorne Financial Corp.............................       7,200         124,632
 *Hayes Lemmerz International, Inc.....................      44,900         370,425
 HCC Insurance Holdings, Inc...........................      49,900       1,237,021
 *HD Vest, Inc.........................................       3,000          62,715
 *HeadHunter.Net, Inc..................................      15,400          57,365
 *Headwaters, Inc......................................      24,900         351,712
 *Headway Corporate Resources, Inc.....................      15,900          23,055
 *Health Grades, Inc...................................       8,700           1,740
 *Health Management Systems, Inc.......................      23,725          45,671
 *Health Risk Management, Inc..........................       6,500          30,712
 *HealthAxis, Inc......................................      18,300          26,901
 *Healthcare Recoveries, Inc...........................      14,600          65,919
 *Healthcare Services Group, Inc.......................      14,000          99,890
 *Healthcare.com Corp..................................      38,200         106,960
 *Healthcor Holdings...................................       3,000              22
 *HearMe...............................................       1,200             678
 *Heartland Express, Inc...............................      36,676       1,024,544
 *Hearx, Ltd...........................................      14,300          23,166
 *Hector Communications Corp...........................       4,600          54,510
 *HEI, Inc.............................................       6,100          52,246
 Heico Corp............................................      12,900         233,490
 Heico Corp. Class A...................................       3,857          67,806
 *Heidrick & Struggles International, Inc..............      19,300         621,749
 Helix Technology Corp.................................      27,000         761,670
 *Hemasure, Inc........................................       6,600           2,673
 *#Hemispherx Biopharma, Inc...........................      40,100         220,550
 Herbalife International, Inc. Class A.................      14,000         117,670
 Herbalife International, Inc. Class B.................      12,200          99,735
 Heritage Financial Corp...............................      12,400         129,518
 *Herley Industries, Inc...............................       8,400         151,200
 *Heska Corp...........................................      35,300          42,536
 *Hexcel Corp..........................................      53,300         564,980
 HF Financial Corp.....................................       6,100          73,444
 *HI/FN, Inc...........................................      11,400         208,677
 *Hibbett Sporting Goods, Inc..........................       9,000         358,245
 Hickory Tech Corp.....................................      14,900         207,110
 *High Plains Corp.....................................      21,300          79,662
 *Highlands Insurance Group, Inc.......................      19,500          93,210
 Hilb Rogal Hamilton Co................................      21,000         885,150
 *Hines Horticulture, Inc..............................      30,600         126,225
 *Hirsch International Corp. Class A...................       5,500           6,270
 *Hi-Shear Industries, Inc.............................         500           1,475
 *Hi-Shear Technology Corp.............................       8,600          17,630
 *Hi-Tech Pharmacal, Inc...............................       4,400          32,912
 *HMI Industries, Inc..................................       5,400           6,210
 HMN Financial, Inc....................................       6,000          90,120
 *HNC Software, Inc....................................      13,800         387,297
 *Hoenig Group, Inc....................................      10,600         112,837
 *Holiday RV Superstores, Inc..........................       9,400          35,062
 *Hollis-Eden Pharmaceuticals, Inc.....................      17,900         140,157
 Holly Corp............................................      10,700         459,565
 *Hollywood Casino Corp. Class A.......................      37,600         323,360
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hollywood Entertainment Corp.........................      64,200    $    364,977
 *Hollywood Media Corp.................................      23,500          99,522
 *Hologic, Inc.........................................      21,500         119,002
 Home Federal Bancorp..................................       6,100         104,005
 Home Loan Financial Corp..............................       2,400          24,420
 *Home Products International, Inc.....................       9,400          20,398
 *#Homebase, Inc.......................................      46,050         151,044
 *#Homegold Financial, Inc.............................       7,700           3,388
 *Homeland Holding Corp................................       3,000             705
 Hooper Holmes, Inc....................................     100,100         990,990
 *Hoover's, Inc........................................      10,200          36,975
 HopFed Bancorp, Inc...................................       2,100          26,061
 Horace Mann Educators Corp............................      58,800       1,244,208
 Horizon Financial Corp................................      13,860         152,817
 *Horizon Health Corp..................................       6,700          59,295
 *Horizon Medical Products, Inc........................       7,400           7,585
 *Horizon Offshore, Inc................................      26,300         483,525
 *Horizon Organic Holding Corp.........................      13,700          88,981
 *Horizon Pharmacies, Inc..............................       7,600           4,940
 *Hot Topic, Inc.......................................      31,600         912,608
 *HotJobs.com, Ltd.....................................      43,900         262,083
 *Houston Exploration Co...............................      31,500       1,070,685
 *Hovnanian Enterprises, Inc. Class A..................      30,626         520,336
 *Hovnanian Enterprises, Inc. Class B..................       1,150          19,538
 *#Howell Corp.........................................       2,310          32,224
 *Howtek, Inc..........................................       3,600           7,902
 *HPSC, Inc............................................       2,100          18,480
 *HS Resources, Inc....................................      28,300       1,849,971
 *HTE, Inc.............................................      19,100          52,716
 *Hub Group, Inc. Class A..............................       9,800         129,213
 *Hudson Hotels Corp...................................       1,033             832
 Hudson River Bancorp, Inc.............................      21,500         423,550
 *#Hudson Technologies, Inc............................       6,600          13,662
 Hudson United Bancorp.................................      18,400         448,776
 *Huffy Corp...........................................      13,000         131,560
 Hughes Supply, Inc....................................      35,500         688,345
 *Hungry Minds, Inc....................................      16,100         107,065
 *Hunt (J.B.) Transport Services, Inc..................      56,200       1,125,967
 Hunt Corp.............................................      13,600          74,936
 *Huntco, Inc. Class A.................................       4,900           5,512
 *Hurco Companies, Inc.................................       6,200          21,049
 *Hutchinson Technology, Inc...........................      39,700         582,597
 *Hycor Biomedical, Inc................................      11,900          86,929
 *Hypercom Corp........................................      54,600         214,578
 *HyperFeed Technologies, Inc..........................      22,600          52,319
 *Hyperion Solutions Corp..............................      34,635         527,664
 *Hyseq, Inc...........................................      21,200         268,922
 *I.C. Isaacs & Co., Inc...............................       7,200           4,968
 *i3 Mobile, Inc.......................................       3,600           9,126
 *#iBasis, Inc.........................................      13,700          53,772
 Iberiabank Corp.......................................       8,500         237,787
 *Ibis Technology Corp.................................      13,300         168,976
 *Ico, Inc.............................................      14,320          35,657
 *ICT Group, Inc.......................................      15,700         258,500
 *ICU Medical, Inc.....................................      10,700         395,525
 *IdeaMall, Inc........................................      13,500          22,882
 *Identix, Inc.........................................      53,300         347,516
 Idex Corp.............................................      26,700         863,745
 *IDEXX Laboratories, Inc..............................      30,800         916,762
 *IDT Corp.............................................      29,500         770,835
 *IDX Systems Corp.....................................      41,500         700,935
 *IEC Electronics Corp.................................       8,100          10,449

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *IFR Systems, Inc.....................................      10,700    $     24,021
 *iGate Capital Corp...................................      50,400          97,020
 *#IGEN, Inc...........................................      24,900         552,904
 *IGI, Inc.............................................       9,600           5,760
 *Igo Corp.............................................       5,000           3,150
 *IHOP Corp............................................      27,900         711,450
 *II-VI, Inc...........................................      14,370         219,214
 Ikon Office Solutions, Inc............................      78,200         633,420
 *Ikos Systems, Inc....................................      13,700         109,394
 *Il Fornaio (America) Corp............................       5,800          63,597
 *Illuminet Holdings, Inc..............................      12,900         383,581
 *Image Entertainment, Inc.............................      24,600          68,880
 *ImageX.com, Inc......................................       7,000          10,045
 *iManage, Inc.........................................       4,300          13,480
 *Imation Corp.........................................      19,600         427,868
 *Imatron, Inc.........................................     144,600         268,233
 IMCO Recycling, Inc...................................      20,600         145,230
 *Immersion Corp.......................................       5,800          24,708
 *Immucor, Inc.........................................       3,200           7,936
 *Immune Response Corp.................................      42,500         208,887
 *Immunogen, Inc.......................................      46,300         747,976
 *Immunomedics, Inc....................................      38,000         611,610
 *Impath, Inc..........................................      22,600         846,257
 *Impax Laboratoroes, Inc..............................      15,300         173,808
 *Impco Technologies, Inc..............................      17,000         525,045
 *Imperial Credit Industries, Inc......................      45,290          55,027
 *Imperial Sugar Co....................................      14,551           1,841
 *Impreso.com, Inc.....................................       5,300           9,725
 *IMR Global Corp......................................      69,100         567,656
 *Incara Pharmaceuticals Corp..........................       8,600          15,738
 *Incyte Pharmaceuticals, Inc..........................       4,200          89,145
 Independence Community Bank Corp......................      17,540         334,400
 Independence Holding Co...............................       2,750          40,081
 Independent Bank Corp.................................      21,600         350,460
 Independent Bank East.................................      17,125         441,226
 *Individual Investor Group, Inc.......................      12,700           3,365
 *Indus International, Inc.............................      51,200         244,224
 Industrial Bancorp, Inc...............................       4,100          82,861
 *Industrial Data Systems Corp.........................       5,000           5,225
 *Industrial Distribution Group, Inc...................       9,700          20,855
 *Industrial Holdings, Inc.............................      13,000          26,325
 *Industri-Matematik International Corp................      38,000          38,760
 *Inet Technologies, Inc...............................      16,400         122,344
 *Infinium Software, Inc...............................      18,800          19,646
 *Infocrossing, Inc....................................       8,000          59,240
 *Infocure Corp........................................      46,900          64,253
 *InFocus Corporation..................................      25,300         427,696
 *Infogrames, Inc......................................      25,200         172,368
 *Infonautics Corp. Class A............................       8,500           6,715
 *#Information Architects Corp.........................      46,600          90,637
 *Information Holdings, Inc............................      24,400         551,440
 *Information Resources, Inc...........................      36,800         336,536
 *InforMax, Inc........................................      11,600          68,440
 *Inforte Corp.........................................       4,600          47,035
 *InfoSpace, Inc.......................................       2,700          10,489
 *infoUSA, Inc.........................................      78,700         360,446
 *Infu-tech, Inc.......................................       2,000           2,410
 *Ingenuus Corp........................................      29,700           6,979
 Ingles Market, Inc. Class A...........................      14,800         150,738
 *Inkine Pharmaceutical Co., Inc.......................      13,700          60,691
 *Inktomi Corp.........................................      39,300         392,803
                                                            SHARES           VALUE+
                                                            ------           ------
 *Innodata Corp........................................       7,200    $     43,092
 *Innotrac Corp........................................      17,500         114,975
 *Innovative Clinical Solutions, Ltd...................         968             387
 *#Innovative Gaming Corp. of America..................       8,300          11,454
 *Innoveda, Inc........................................      19,700          60,971
 *Innovex, Inc.........................................      23,700          90,652
 *Inprimis, Inc........................................      17,200           5,246
 *Input/Output, Inc....................................      79,500         946,050
 *Insight Enterprises, Inc.............................      16,543         380,572
 *Insignia Financial Group, Inc........................      28,733         344,796
 *Insilco Holding Co...................................         192           4,800
 *inSilicon Corp.......................................       5,900          21,063
 *Insite Vision, Inc...................................      34,100          45,694
 *Insituform East, Inc.................................       1,700           2,269
 *Insituform Technologies, Inc. Class A................      11,810         431,124
 *Insmed, Inc..........................................      28,000         170,800
 *Inspire Insurance Solutions, Inc.....................      24,550          17,799
 Insteel Industries, Inc...............................       7,900          11,455
 *Insurance Auto Auctions, Inc.........................      15,000         203,325
 *Insurance Management Solutions, Inc..................      16,600          13,031
 *InsWeb Corp..........................................      10,000           8,950
 *INT Media Group, Inc.................................       6,000          18,120
 Integra Bank Corp.....................................      22,294         456,581
 *Integra Lifesciences Corp............................      26,200         495,966
 *#Integra, Inc........................................       5,900           4,218
 *Integral Systems, Inc................................      15,000         345,075
 *Integral Vision, Inc.................................      11,700           2,106
 *IntegraMed America, Inc..............................       4,800          24,600
 *Integrated Circuit Systems, Inc......................      47,100         773,382
 *Integrated Electrical Services, Inc..................      44,800         402,752
 *Integrated Information Systems, Inc..................       5,000           4,925
 *Integrated Measurement System, Inc...................      10,300         193,743
 *Integrated Silicon Solution, Inc.....................      38,400         515,136
 *Integrated Telecom Express, Inc......................         700           1,781
 *INTELFILM Corp.......................................       8,300           5,436
 *Intellidata Technologies Corp........................      60,000         314,400
 *Intelligent Systems Corp.............................       5,800          25,317
 *Intelligroup, Inc....................................      23,300          27,028
 *Inter Parfums, Inc...................................      15,300         188,725
 *Interactive Intelligence, Inc........................       4,000          54,020
 *InterCept Group, Inc.................................      20,500         611,617
 Interchange Financial Services Corp...................       8,400         151,788
 *InterDent, Inc.......................................      22,600          10,961
 *Interdigital Communications Corp.....................      56,300         781,725
 Interface, Inc. Class A...............................      58,800         361,620
 *Interferon Scientific, Inc...........................       2,435           1,120
 *Intergraph Corp......................................      59,300         888,314
 *#Interliant, Inc.....................................      45,500          53,917
 *Interlink Electronics................................      16,900         147,959
 *Interlinq Software Corp..............................       6,200          12,555
 *Interlogix, Inc......................................      23,000         545,445
 *Interlott Technologies, Inc..........................       8,200          42,640
 *Intermagnetics General Corp..........................      21,858         706,013
 *#Intermedia Communications of Florida, Inc...........       1,800          30,744
 Intermet Corp.........................................      31,300         148,988
 *InterMune, Inc.......................................       8,300         320,006
 *Internap Network Services Corp.......................      76,300         210,206
 *International Aircraft Investors.....................       4,200          16,926
 International Aluminum Corp...........................       2,100          44,394
 *#International FiberCom, Inc.........................      46,900         174,937

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#International Microcomputer Software, Inc...........       5,100    $        803
 International Multifoods Corp.........................      30,000         577,500
 *International Remote Imaging Systems, Inc............      10,100          18,180
 International Shipholding Corp........................       7,900          65,965
 *International Speciality Products, Inc...............      89,000         864,190
 *International Total Services, Inc....................       5,600           1,512
 *Internet Commerce and Communications, Inc............      23,300           6,640
 *Internet Commerce Corp...............................       4,000          10,300
 *#Internet Pictures Corp..............................       2,500           1,700
 *Interneuron Pharmaceuticals, Inc.....................      56,900         380,945
 *Interphase Corp......................................       9,300          64,821
 *#Interplay Entertainment Corp........................      29,200          80,154
 Interpool, Inc........................................      38,000         514,900
 *Interpore International..............................      30,100         157,272
 Interstate Bakeries Corp..............................      15,900         237,705
 *Interstate National Dealers Services, Inc............       6,000          31,020
 Inter-Tel, Inc........................................      42,700         535,885
 *Intervisual Books, Inc. Class A......................       1,000           1,590
 *Intervoice, Inc......................................      55,117         563,020
 *Intest Corp..........................................      10,100          76,255
 *Intevac, Inc.........................................      15,300          83,308
 *Intimate Brands, Inc.................................      18,800         284,632
 *IntraBiotics Pharmaceuticals, Inc....................       5,400          11,610
 *IntraNet Solutions, Inc..............................      25,400         917,321
 *#Intraware, Inc......................................      27,300          50,641
 *Intrusion.com, Inc...................................      30,100          91,955
 Invacare Corp.........................................      31,100       1,153,810
 *Inverness Medical Technology, Inc....................      29,416       1,067,801
 Investors Title Co....................................       1,400          20,622
 *Invision Technologies, Inc...........................      17,100          58,995
 *Invivo Corp..........................................       6,800          65,858
 *Iomed, Inc...........................................       9,700          30,361
 *Iomega Corp..........................................      74,400         201,624
 *Ion Networks, Inc....................................      21,900          17,848
 *Ionics, Inc..........................................      23,800         644,980
 *Iridex Corp..........................................       8,600          35,819
 Irwin Financial Corp..................................      29,500         655,047
 *Isco, Inc............................................      14,735         126,721
 *Isis Pharmaceuticals, Inc............................      61,400         735,265
 *Isle of Capri Casinos, Inc...........................      46,300         375,724
 *Isolyser Co., Inc....................................      61,910          96,270
 *I-Stat Corp..........................................      29,200         486,472
 *IT Group, Inc .......................................      36,080         224,778
 *ITC Deltacom, Inc....................................      59,500         315,945
 *ITC Learning Corp....................................       3,800             760
 *ITLA Capital Corp....................................       9,200         155,986
 *#Itron, Inc..........................................      24,200         273,581
 *ITT Educational Services, Inc........................      37,300       1,342,800
 *ITXC Corp............................................      13,200          51,282
 *Ivex Packaging Corp..................................      27,500         423,500
 *IVI Checkmate Corp...................................      24,500          78,522
 *#iVillage, Inc.......................................       4,100           5,924
 *#iXL Enterprises, Inc................................      35,700          45,517
 *IXYS Corp............................................      34,200         444,087
 *J & J Snack Foods Corp...............................      12,700         296,291
 *J Net Enterprises, Inc...............................       8,600          37,840
 *J. Alexander's Corp..................................       9,600          23,040
 *J. D. Edwards & Co...................................       1,600          17,288
                                                            SHARES           VALUE+
                                                            ------           ------
 *J. Jill Group, Inc...................................      16,000    $    276,880
 J. M. Smucker Co......................................      12,200         305,244
 *j2 Global Communication, Inc.........................       9,866          37,788
 *Jack in the Box, Inc.................................      15,500         397,575
 Jacksonville Bancorp, Inc.............................       1,600          30,272
 *Jaclyn, Inc..........................................       1,300           3,510
 *Jaco Electronics, Inc................................       8,859          61,884
 *Jacobson Stores, Inc.................................       7,400          26,640
 *Jakks Pacific, Inc...................................      31,600         497,068
 *JDA Software Group, Inc..............................      38,700         588,433
 Jefferies Group, Inc..................................      38,100       1,163,955
 *Jennifer Convertibles, Inc...........................       1,300           2,600
 JLG Industries, Inc...................................      65,700         771,975
 *JLM Industries, Inc..................................       6,500          14,787
 *JMAR Industries, Inc.................................      30,400         118,408
 *JNI Corp.............................................      10,800         144,342
 *Jo-Ann Stores, Inc. Class A..........................       4,500          19,800
 *Jo-Ann Stores, Inc. Class B..........................       3,400           9,622
 *Johnson Outdoors, Inc................................       6,700          50,015
 *Jones Lang LaSalle, Inc..............................      41,200         517,060
 *Jore Corp............................................      10,000           2,900
 *Jos. A. Bank Clothiers, Inc..........................       7,600          46,588
 *Joule, Inc...........................................       1,500           2,040
 *Journal Register Co..................................      54,200         921,400
 *JPM Co...............................................      10,200           2,193
 *JPS Industries, Inc..................................      10,700          56,977
 *Judge.com, Inc.......................................      16,700          22,127
 *Juno Lighting, Inc...................................         980           9,682
 *#Juno Online Services, Inc...........................      32,500          43,387
 *Jupiter Media Metrix, Inc............................       7,800          11,739
 K Swiss, Inc. Class A.................................      12,100         292,275
 *K2, Inc..............................................      28,675         295,352
 *Kaiser Aluminum Corp.................................     114,400         474,760
 *Kaiser Ventures, Inc.................................       9,500         121,220
 Kaman Corp. Class A...................................      34,900         595,045
 *Kaneb Services, Inc..................................      47,400         326,586
 *Kansas City Southern Industries, Inc.................      69,800       1,123,082
 *Kasper A.S.L., Ltd...................................       5,500             825
 Katy Industries, Inc..................................      10,100          53,530
 Kaydon Corp...........................................      29,900         772,616
 Kaye Group, Inc.......................................       3,000          41,625
 KB Home Corp..........................................      17,600         447,216
 *KBK Capital Corp.....................................       5,000          18,500
 *KCS Energy, Inc......................................      11,800          99,592
 *Keane, Inc...........................................       4,800          90,768
 *Keith Companies, Inc.................................       1,800          32,580
 Keithley Instruments, Inc.............................       2,000          51,200
 *#Kellstrom Industries, Inc...........................      19,100          31,706
 Kellwood Co...........................................      38,200         898,082
 Kelly Services, Inc...................................       6,900         161,632
 *Kendle International, Inc............................      14,600         273,896
 Kennametal, Inc.......................................      13,100         460,203
 *Kennedy-Wilson, Inc..................................      11,800          43,424
 *Kensey Nash Corp.....................................      19,300         253,988
 *Kent Electronics Corp................................      42,700         914,207
 *Kentucky Electric Steel, Inc.........................       2,800           3,780
 Kentucky First Bancorp, Inc...........................         900          10,589
 *#Keravision, Inc.....................................      26,400             594
 *Kevco, Inc...........................................       8,300             208
 Kewaunee Scientific Corp..............................       2,000          20,060
 *Key Energy Group, Inc................................      64,500         883,650
 *Key Production Co., Inc..............................      21,304         394,124

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Key Technology, Inc..................................       6,100    $     35,319
 *Key Tronic Corp......................................      15,400          28,182
 *Keystone Automotive Industries, Inc..................      23,040         232,704
 *Keystone Consolidated Industries, Inc................      13,000          22,100
 *kforce.com, Inc......................................      48,427         315,502
 *#KFX, Inc............................................      34,900          80,270
 Kimball International, Inc. Class B...................      38,700         561,344
 *Kimmins Corp.........................................       3,400           1,938
 *Kinark Corp..........................................       6,800           8,840
 *Kirby Corp...........................................      39,200         980,000
 *Kit Manufacturing Co.................................         300             938
 Klamath First Bancorp, Inc............................       9,900         142,164
 Knape & Vogt Manufacturing Co.........................       3,190          41,247
 *Knight Transportation, Inc...........................      19,300         541,269
 *Koala Corp...........................................      12,000          48,360
 *#Komag, Inc..........................................     120,334          84,835
 *Kopin Corp...........................................      26,000         246,090
 *Korn/Ferry International.............................      37,900         820,535
 *Kos Pharmaceuticals, Inc.............................      27,100         678,584
 *Koss Corp............................................       3,300         116,408
 *#Krauses Furniture, Inc..............................      23,100           6,468
 *Kroll-O'Gara Co......................................      34,800         253,170
 *Kronos, Inc..........................................      19,600         642,096
 *Krug International Corp..............................       1,048           2,201
 *#K-Tel International, Inc............................      12,700           1,746
 *K-Tron International, Inc............................       6,200          91,171
 *Kulicke & Soffa Industries, Inc......................      53,000         785,990
 *Kushner-Locke Co.....................................      16,600           1,951
 *K-V Pharmaceutical Co. Class A.......................      24,600         526,194
 *K-V Pharmaceutical Co. Class B.......................      12,450         267,052
 *KVH Industries, Inc..................................      10,600          80,507
 *#L90, Inc............................................       6,000          13,950
 *La Jolla Pharmceutical Co............................      35,100         254,124
 *LaBarge, Inc.........................................      18,600          54,498
 *LabOne, Inc..........................................      19,050         143,732
 *Labor Ready, Inc.....................................      70,600         281,694
 Laclede Gas Co........................................      30,200         721,780
 *Laclede Steel Co.....................................       2,700               0
 *LaCrosse Footwear, Inc...............................       9,000          25,200
 *Ladish Co., Inc......................................      17,400         233,856
 *Lakeland Industries, Inc.............................       2,000           9,160
 *Lakes Gaming, Inc....................................      11,475         110,045
 *Lamson & Sessions Co.................................      21,600         226,368
 *Lancaster Colony Corp................................      13,600         422,348
 Lance, Inc............................................      40,500         469,800
 *Lancer Corp..........................................      10,925          69,374
 *Landair Corp.........................................       4,100          22,366
 Landamerica Financial Group, Inc......................      19,100         545,305
 Landauer, Inc.........................................      12,200         355,020
 *Landec Corp..........................................      17,500          66,763
 *Landmark Systems, Inc................................      21,400          77,575
 Landrys Seafood Restaurants, Inc......................      31,700         475,500
 *Lands End, Inc.......................................      32,200       1,155,336
 *Landstar Systems, Inc................................      13,400         887,147
 *Larscom, Inc.........................................      11,500          27,198
 *Laser Pacific Media Corp.............................      12,200          40,016
 *#Laser Technology, Inc...............................       5,000           6,000
 *Laser Vision Centers, Inc............................      34,400         117,476
 *#Laserscope..........................................      15,100          27,709
 *#LaserSight Corporation..............................      28,400          69,154
 *Lason, Inc...........................................      27,300           7,371
                                                            SHARES           VALUE+
                                                            ------           ------
 *Latitude Communications, Inc.........................      23,100    $     42,620
 *Launch Media, Inc....................................      10,500           8,190
 Lawrence Savings Bank.................................       4,300          50,848
 Lawson Products, Inc..................................      12,800         351,360
 *Layne Christensen Co.................................      20,200         168,165
 *Lazare Kaplan International, Inc.....................      12,000          67,800
 La-Z-Boy, Inc.........................................      24,100         453,080
 LBP, Inc..............................................       3,200          17,696
 *LCA-Vision, Inc......................................      71,400         205,632
 *LCC International, Inc. Class A......................      18,200          95,823
 *LeadingSide, Inc.....................................      15,100             151
 *Leapnet, Inc.........................................      36,622          10,803
 *#Learn2.com, Inc.....................................      76,415          19,486
 *Learning Tree International, Inc.....................      13,300         314,678
 *Lechters, Inc........................................      17,000           1,785
 *Lecroy Corp..........................................      12,500         214,063
 *Lectec Corp..........................................       5,000          11,375
 Ledger Capital Corp...................................       3,400          35,190
 *LendingTree, Inc.....................................       5,500          33,248
 Lennox International, Inc.............................      27,605         252,586
 Lesco, Inc............................................      13,600         164,764
 *Let's Talk Cellular & Wireless, Inc..................       4,000             110
 *#Level 8 Systems, Inc................................      20,129          92,795
 *Lexicon Genetics, Inc................................      16,800         168,420
 Libbey, Inc...........................................      18,900         584,955
 *Liberate Technologies, Inc...........................      37,300         315,931
 Liberty Bancorp, Inc..................................       2,700          28,796
 Liberty Corp..........................................      19,800         747,450
 *Liberty Digital, Inc.................................      13,300          72,618
 Liberty Homes, Inc. Class A...........................         200           1,090
 *Liberty Livewire Corp. Class A.......................       4,280          27,927
 *Life Financial Corp..................................      12,000           8,160
 *Lifecell Corp........................................      17,500          30,800
 *Lifecore Biomedical, Inc.............................      20,200         120,998
 *Lifeline Systems, Inc................................       4,100          75,953
 *LifeMinders, Inc.....................................       7,300          10,001
 *#LifePoint, Inc......................................      12,100          45,980
 Lifetime Hoan Corp....................................      15,062         109,200
 *Ligand Pharmaceuticals, Inc. Class B.................      55,977         739,176
 *Lightbridge, Inc.....................................      42,421         647,981
 *Lightning Rod Software, Inc..........................         580             168
 *LightPath Technologies, Inc..........................      21,900         234,440
 Lillian Vernon Corp...................................      11,600          85,260
 Lincoln Electric Holdings.............................      16,900         403,572
 Lindsay Manufacturer Co...............................      15,700         280,245
 *Linens 'n Things, Inc................................      14,600         422,086
 *Lionbridge Technologies, Inc.........................      22,900          41,793
 Liqui Box Corp........................................       4,400         169,950
 *Liquid Audio, Inc....................................      19,200          49,248
 *Lithia Motors, Inc. Class A..........................      12,000         231,600
 *#Litronic, Inc.......................................       2,200           8,602
 *Littlefield, Adams & Co..............................         900              28
 *Littlefuse, Inc......................................      29,800         836,039
 *LLEX Oncology, Inc...................................      29,900         653,465
 *LLX Resorts, Inc.....................................       2,900           9,570
 *LMI Aerospace, Inc...................................       7,900          39,066
 LNR Property Corp.....................................      32,600       1,013,860
 *Lodgenet Entertainment Corp..........................      19,500         345,150
 *#Lodgian, Inc........................................      22,000          17,600
 *Loews Cineplex Entertainment Corp....................      68,100           9,534
 *#Log On America, Inc.................................         600             246
 *Logic Devices, Inc...................................      10,000          14,450

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Logility, Inc........................................      20,900    $     70,956
 *Lojack Corp..........................................      25,700         147,775
 Lone Star Steakhouse Saloon...........................      41,500         538,463
 *Lone Star Technologies, Inc..........................       9,500         424,175
 Longs Drug Stores Corp................................      15,700         376,800
 Longview Fibre Co.....................................      72,300         957,975
 *#LookSmart, Ltd......................................      34,400          48,848
 *Lowrance Electronics, Inc............................       2,200           7,018
 LSB Bancshares, Inc. NC...............................       5,156          68,704
 LSI Industries, Inc...................................      14,700         389,109
 *LSI Logic Corp.......................................       5,002          91,587
 *#LTV Corp............................................     125,800           7,988
 *LTX Corp.............................................      35,500         861,053
 Luby's Cafeterias, Inc................................      32,900         280,308
 Lufkin Industries, Inc................................       8,200         245,877
 *#Luminant Worldwide Corp.............................       3,700           2,498
 *Luminex Corp.........................................       8,700         187,529
 *Lund International Holdings, Inc.....................       2,200           1,606
 *Lydall, Inc..........................................      23,700         336,540
 *Lynch Corp...........................................       2,200          64,900
 *Lynch Interactive Corp...............................       4,400         233,200
 *#Lynx Therapeutics, Inc..............................      18,200         121,212
 *M.H. Meyerson & Co., Inc.............................       8,300          15,480
 MacDermid, Inc........................................      31,400         542,592
 *Mace Security International, Inc.....................      26,100          27,275
 *Mac-Gray Corp........................................      23,100          85,470
 *Mackie Designs, Inc..................................      16,100          89,919
 *Macromedia, Inc......................................      12,340         276,231
 *Madden (Steven), Ltd.................................      19,700         317,466
 *Made2Manage Systems, Inc.............................       7,000          27,160
 Madison Gas & Electric Co.............................      25,000         589,500
 MAF Bancorp, Inc......................................      36,000         980,100
 *Magellan Health Services, Inc........................      39,600         478,368
 *Magna Entertainment Corp.............................       6,200          37,603
 *Magnetek, Inc........................................      37,200         459,420
 *Magnum Hunter Resources, Inc.........................      32,200         305,578
 *MAI Systems Corp.....................................       7,600           4,180
 *MAII Holdings, Inc...................................       7,900          21,251
 *Mail-Well, Inc.......................................      80,600         435,240
 *Main Street & Main, Inc..............................      16,000          62,160
 Main Street Bancorp, Inc..............................      13,700         137,000
 Maine Public Service Co...............................       1,700          51,000
 *#Major Automotive Companies, Inc.....................       4,380          12,395
 *Mallon Resources Corp................................      12,700          76,581
 *Management Network Group, Inc........................      10,800          72,090
 *Manatron, Inc........................................       1,102           5,620
 *Manchester Technologies, Inc.........................      12,600          30,996
 *Manhattan Associates, Inc............................      32,000       1,056,160
 Manitowoc Co., Inc....................................      35,150         978,225
 *Manning (Greg) Auctions, Inc.........................       9,200          19,780
 *Mapics, Inc..........................................      28,900         153,315
 *Mapinfo Corp.........................................      19,200         567,072
 *marchFIRST, Inc......................................      27,900               0
 Marcus Corp...........................................      21,700         310,310
 *Marimba, Inc.........................................      20,400          47,838
 Marine Products Corp..................................      22,620          99,528
 *MarineMax, Inc.......................................      17,500         152,950
 *#Marisa Christina, Inc...............................       6,700          10,452
 Maritrans, Inc........................................      14,900         148,106
 *Markel Corp..........................................       4,000         783,000
 *#Marketing Services, Inc.............................      38,800          40,546
 *MarketWatch.com, Inc.................................      19,800          56,133
                                                            SHARES           VALUE+
                                                            ------           ------
 *MarkWest Hydrocarbon, Inc............................       8,500    $     62,050
 *Marlton Technologies, Inc............................       7,800           3,705
 Marsh Supermarkets, Inc. Class A......................       1,600          23,456
 Marsh Supermarkets, Inc. Class B......................       5,800          72,906
 *Martek Biosciences Corp..............................      26,700         593,007
 *Marten Transport, Ltd................................       4,200          60,795
 *#Marvel Enterprises, Inc.............................      22,100          52,819
 *Mascotech, Inc.......................................      60,200               0
 Massbank Corp.........................................       4,200         142,023
 *Mastec, Inc..........................................      19,100         306,937
 *Matec Corp...........................................       1,650           7,673
 *Material Sciences Corp...............................      20,500         165,025
 *Mathsoft, Inc........................................       6,300          13,797
 *Matlack Systems, Inc.................................      11,800           3,245
 *Matria Healthcare, Inc...............................      12,900         203,498
 *Matritech, Inc.......................................      40,100         139,348
 *Matrix Bancorp, Inc..................................       9,500          98,040
 *Matrix Pharmaceutical, Inc...........................      36,900         390,587
 *Matrix Service Co....................................      10,800          78,516
 *MatrixOne, Inc.......................................      17,600         326,656
 Matthews International Corp. Class A..................      21,300         746,778
 *Mattson Technology, Inc..............................      47,445         830,050
 *Maui Land & Pineapple Company, Inc...................       4,300          94,815
 *Maverick Tube Corp...................................      34,500         833,175
 *Max & Ermas Restaurants, Inc.........................       3,300          32,076
 *Maxco, Inc...........................................       4,000          25,500
 *#Maxicare Health Plans, Inc..........................       3,580           4,475
 *Maxim Pharmaceuticals, Inc...........................      17,100         144,923
 *Maximus, Inc.........................................      31,500       1,160,775
 *Maxtor Corp..........................................      45,100         273,757
 *Maxwell Shoe Company, Inc............................      11,400         184,110
 *Maxwell Technologies, Inc............................      15,800         331,484
 *Maxxam, Inc..........................................       8,700         180,960
 *Maxygen, Inc.........................................       9,400         164,077
 *Maynard Oil Co.......................................       6,200         127,968
 *Mayor's Jewelers, Inc................................      25,800          97,266
 *Mays (J.W.), Inc.....................................         200           2,050
 *Mazel Stores, Inc....................................      12,700          40,640
 *MB Financial, Inc....................................       7,100         157,230
 *McClain Industries, Inc..............................       1,166           3,061
 McGrath Rent Corp.....................................      12,600         346,437
 *MCK Communications, Inc..............................      16,700          34,820
 *McMoran Exploration Co...............................      22,164         293,673
 *McNaughton Apparel Group, Inc........................      12,100         272,190
 *#MCSI, Inc...........................................      19,900         319,395
 MDC Holdings, Inc.....................................      36,290       1,144,224
 *Meade Instruments Corp...............................      26,200         118,031
 *Meadow Valley Corp...................................       2,400           6,672
 Meadowbrook Insurance Group, Inc......................      11,000          44,990
 *Measurement Specialties, Inc.........................      12,900         323,532
 *Mechanical Dynamics, Inc.............................       8,100          77,558
 *Mechanical Technology, Inc...........................       4,700          47,846
 *Med-Design Corp......................................       3,600          83,070
 Medford Bancorp, Inc..................................      10,600         200,181
 *#Media 100, Inc......................................      17,700          37,790
 *#Media Arts Group, Inc...............................      20,600          66,538
 *MediaBay, Inc........................................      18,800          17,390
 *Medialink Worldwide, Inc.............................       7,300          25,733
 *Medical Action Industries, Inc.......................      14,200         106,997
 *Medical Advisory Systems, Inc........................       3,800          12,160
 *Medical Assurance, Inc...............................      34,450         533,975

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Medical Resources, Inc..............................       5,235    $         34
 *Medicore, Inc........................................       3,800           4,921
 *#Medplus, Inc........................................       7,400          14,504
 *Medquist, Inc........................................      36,900         941,319
 *Medstone International, Inc..........................       6,000          29,520
 *MEDTOX Scientific, Inc...............................       3,000          24,600
 *Memberworks, Inc.....................................      23,700         557,069
 *MEMC Electronic Materials, Inc.......................      45,000         310,500
 *Mens Warehouse, Inc..................................      15,700         420,446
 Mentor Corp...........................................      38,000       1,004,150
 *Mentor Graphics Corp.................................      43,300       1,139,007
 *Mercator Software, Inc...............................      33,400          77,488
 Merchants Bancshares, Inc.............................       5,500         157,850
 Merchants Group, Inc..................................       1,300          25,740
 *Mercury Air Group, Inc...............................       8,400          58,716
 *Mercury Computer Systems, Inc........................      19,300         920,707
 Meridian Bioscience, Inc..............................      18,900          99,887
 Meridian Insurance Group, Inc.........................       3,267          98,059
 *Meridian Medical Technology, Inc.....................       4,600          68,103
 *Meridian Resource Corp...............................      69,000         503,700
 *MeriStar Hotels & Resorts, Inc.......................      38,200          78,310
 *Merit Medical Systems, Inc...........................      12,400          94,364
 *Merix Corp...........................................      16,200         331,776
 *Merrimac Industries, Inc.............................       1,160          17,284
 *Mesa Air Group, Inc..................................      53,700         625,068
 *Mesa Labs, Inc.......................................       4,900          24,990
 *Mesaba Holdings, Inc.................................      32,450         356,463
 *Messagemedia, Inc....................................      89,100          37,868
 *Mestek, Inc..........................................       5,400         141,480
 *Meta Group, Inc......................................      16,500          41,333
 Metals USA, Inc.......................................      57,900         127,959
 *Metatec Corp. Class A................................       7,800           8,190
 *Metawave Communications Corp.........................      16,900          67,009
 Methode Electronics, Inc. Class A.....................      30,500         227,683
 Met-Pro Corp..........................................      11,175         157,009
 *#Metricom, Inc.......................................      30,700         122,033
 *Metro Information Services, Inc......................      19,300          94,088
 *Metro One Telecommunications, Inc....................      18,500         832,593
 *Metrocall, Inc.......................................      36,985           3,218
 MetroCorp. Bancshares, Inc............................       7,100          69,545
 *Metrologic Instruments, Inc..........................       4,900          50,838
 *Metromedia International Group, Inc..................     152,300         434,055
 *Metropolitan Financial Corp..........................       4,100          14,801
 Metrowest Bank........................................      20,000         166,900
 MFB Corp..............................................       1,800          34,875
 *MFRI, Inc............................................       4,900          13,108
 *MGI Pharma, Inc......................................      26,300         269,838
 MI Schottenstein Homes, Inc...........................      10,500         411,600
 *Michael Anthony Jewelers, Inc........................       7,400          12,950
 *Michaels Stores, Inc.................................      13,000         483,535
 *Micro Component Technology, Inc......................      16,252          55,094
 *Micro Linear Corp....................................      18,700          44,974
 *Microcide Pharmaceuticals, Inc.......................      17,800          74,849
 MicroFinancial, Inc...................................       4,000          64,800
 *Micrografx, Inc......................................      14,700          16,097
 *Micron Electronics, Inc..............................      59,100         103,425
 *Micros Systems, Inc..................................      26,700         569,111
 *Micros to Mainframes, Inc............................       7,100           8,627
 *Microsemi Corp.......................................      21,500       1,235,283
 *Microtest, Inc.......................................      13,000          48,295
 *Micro-Therapeutics, Inc..............................      13,800          82,041
 *Microvision, Inc.....................................      13,800         340,515
                                                            SHARES           VALUE+
                                                            ------           ------
 *Microware Systems Corp...............................      19,500    $     10,530
 Mid America Banccorp..................................      14,214         341,136
 *Mid Atlantic Medical Services, Inc...................      66,700       1,101,884
 Midas, Inc............................................      26,000         346,840
 Middleby Corp.........................................      14,300          86,515
 Middlesex Water Co....................................       4,200         150,213
 Midland Co............................................       3,300         117,480
 Mid-State Bancshares..................................      20,600         314,047
 *Midway Airlines Corp.................................       9,400          32,383
 *#Midway Games, Inc...................................      60,300         699,480
 Midwest Banc Holdings, Inc............................      12,000         243,480
 *Midwest Express Holdings, Inc........................      23,100         394,779
 Midwest Grain Products, Inc...........................      10,400          94,952
 *Mikohn Gaming Corp...................................       7,500          46,275
 Milacron, Inc.........................................      53,000         885,100
 *#Milestone Scientific, Inc...........................       8,800           6,160
 Millennium Chemicals, Inc.............................      15,600         249,600
 *Miller Industries, Inc...............................      52,400          46,112
 *Millerbuilding Systems Escrow Shares.................       3,200             960
 *Miltope Group, Inc...................................      11,000          18,480
 *MIM Corp.............................................      24,600         130,503
 Mine Safety Appliances Co.............................      17,000         497,250
 Minerals Technologies, Inc............................      24,300         981,720
 *Mining Services International Corp...................       2,500           3,013
 Minntech Corp.........................................      10,200          99,705
 Minuteman International, Inc..........................       1,000           9,730
 *MIPS Technologies, Inc...............................      21,700         385,609
 *Miravant Medical Technologies........................      30,200         352,585
 *Misonix, Inc.........................................       7,100          45,795
 *Mission Resources Corp...............................      22,200         178,932
 Mississippi Chemical Corp.............................      39,142         133,866
 Mississippi Valley Bancshares, Inc....................      12,100         435,600
 *Mitcham Industries, Inc..............................      14,900         103,704
 *Mitek Systems, Inc...................................      11,400           8,322
 *Mity-Lite, Inc.......................................       7,200          58,140
 *MKS Instruments, Inc.................................      36,988         987,395
 *Mobile Mini, Inc.....................................      16,300         468,055
 *Mobius Management Systems, Inc.......................      26,000         101,530
 Mocon, Inc............................................       7,800          55,458
 *Modem Media, Inc.....................................       1,800           5,373
 Modine Manufacturing Co...............................      22,700         578,056
 *Modis Professional Services, Inc.....................      81,100         463,081
 *Modtech Holdings, Inc................................      18,457         198,874
 *Moldflow Corp........................................       3,100          52,499
 *Molecular Devices Corp...............................      17,340         382,607
 *Monaco Coach Corp....................................      28,300         621,468
 *Monarch Casino and Resort, Inc.......................      10,400          54,600
 *Monarch Dental Corp..................................      11,000           4,290
 *Mondavi (Robert) Corp. Class A.......................      11,200         542,136
 *Monro Muffler Brake, Inc.............................      10,700         141,508
 Montana Power Co......................................       9,800         125,440
 *Monterey Bay Bancorp, Inc............................       4,300          47,193
 *Monterey Pasta Co....................................      16,400         115,456
 Mony Group, Inc.......................................       2,007          73,757
 *Moog, Inc. Class A...................................       9,400         343,100
 *Moog, Inc. Class B...................................       2,000          84,000
 *Moore Medical Corp...................................       3,900          32,175
 *Morgan's Foods, Inc..................................         900             900
 *Morton Industrial Group, Inc. Class A................       1,000           1,695
 *Morton's Restaurant Group, Inc.......................       6,200         159,650
 *Mossimo, Inc.........................................      16,600          49,385
 *Mother's Work, Inc...................................       3,300          26,070

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Motient Corp.........................................      79,200    $     83,952
 *Motor Car Parts & Accessories, Inc...................       2,500           3,313
 *Motor Cargo Industries, Inc..........................       5,700          53,153
 *Motor Club of America................................         700           5,075
 Movado Group, Inc.....................................      15,200         270,636
 *Movie Gallery, Inc...................................      14,400         208,080
 *MP3.com, Inc.........................................       1,900           9,244
 *#Mpower Communications Corp..........................      29,100          51,798
 *MPW Industrial Services Group........................       5,000           7,375
 *MRO Software, Inc....................................      29,300         412,984
 *MRV Communications, Inc..............................      29,900         290,180
 *MS Carriers, Inc.....................................      18,600         549,444
 *MSC Industrial Direct Co., Inc. Class A..............      24,400         410,896
 *MSC Software Corp....................................      22,500         448,875
 *#MTI Technology Corp.................................      38,300          75,643
 *MTR Gaming Group, Inc................................       8,000          77,160
 MTS Systems Corp......................................      33,040         399,619
 *Mueller Industries, Inc..............................      13,300         425,600
 *Multex.com, Inc......................................      33,000         532,455
 *Multi Color Corp.....................................       1,000          11,550
 Myers Industries, Inc.................................      31,910         480,246
 *#MyPoints.com, Inc...................................       2,000           2,780
 *Myriad Genetics, Inc.................................       2,600         161,473
 Mystic Financial, Inc.................................       1,700          26,308
 *N & F Worldwide Corp.................................      20,700          77,625
 *NABI, Inc............................................      48,300         301,875
 Nacco Industries, Inc. Class A........................       9,100         665,210
 *Nanogen, Inc.........................................      33,100         304,686
 *Nanometrics, Inc.....................................      18,100         486,800
 *Nanophase Technologies Corp..........................      18,800         215,448
 *Napco Security Systems, Inc..........................       2,150          10,363
 *Napro Biotherapeutics, Inc...........................      32,500         372,125
 Nash Finch Co.........................................      14,800         341,510
 *Nashua Corp..........................................       7,600          50,920
 *Nastech Pharmaceutical Co., Inc......................       9,900          76,725
 *NATCO Group, Inc. Class A............................      23,800         285,600
 *Nathans Famous, Inc..................................       9,900          32,670
 *National Beverage Corp...............................      20,400         203,796
 National City Bancorp.................................      11,300         330,695
 National Data Corp....................................      13,400         393,290
 *National Dentex Corp.................................       4,600          99,038
 *National Equipment Services, Inc.....................      25,200          66,402
 *National Home Centers, Inc...........................       3,000           3,075
 *National Home Health Care Corp.......................       4,005          25,352
 *National Information Consortium, Inc.................      38,900          84,608
 National Penn Bancshares, Inc.........................      23,730         474,600
 National Presto Industries, Inc.......................       9,000         247,500
 *National Processing, Inc.............................      69,700       1,704,165
 *National Research Corp...............................       7,000          28,910
 *National RV Holdings, Inc............................      20,700         221,490
 National Service Industries, Inc......................       5,300         134,355
 National Steel Corp. Class B..........................      26,900          44,385
 National Technical Systems, Inc.......................      13,000          27,300
 *National Techteam, Inc...............................      20,500          59,655
 *National Western Life Insurance Co. Class A..........       1,000          93,925
 *NationsRent, Inc.....................................      67,850          38,675
 *Natrol, Inc..........................................      10,000          20,550
 *Natural Alternatives International, Inc..............       5,400          14,310
 *Natural Wonders, Inc.................................       5,700           4,097
 Natures Sunshine Products, Inc........................      27,159         301,329
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nautica Enterprises, Inc.............................      50,500    $  1,033,483
 *Navarre Corp.........................................      32,900          41,125
 *Navidec, Inc.........................................      14,600          35,989
 *Navigant Consulting, Inc.............................      57,800         410,958
 *Navigant International, Inc..........................      18,300         300,395
 *Navigators Group, Inc................................       8,700         148,770
 *NBC Internet, Inc. Class A...........................      45,600          98,724
 NBT Bancorp...........................................      25,448         392,663
 *NBTY, Inc............................................      73,100         943,356
 NCH Corp..............................................       7,200         389,016
 *NCI Building Systems, Inc............................      23,800         322,490
 *#Nco Escrow..........................................      12,000               0
 *NCO Group, Inc.......................................      42,532       1,234,491
 *#NCO Portfolio Management, Inc.......................       1,665          10,906
 *Neff Corp. Class A...................................      25,400          27,686
 Nelson (Thomas), Inc..................................      21,000         148,050
 *Neogen Corp..........................................       6,500          85,313
 *NeoMagic Corp........................................      35,900         120,265
 *#NEON Communications, Inc............................      20,000         150,700
 *NEON Systems, Inc....................................       9,700          51,071
 *Neopharm, Inc........................................      17,800         441,529
 *Neorx Corp...........................................      36,800         188,968
 *Neose Technologies, Inc..............................      23,100         707,900
 *#Neotherapeutics, Inc................................      15,900          63,123
 *Neoware Systems, Inc.................................       6,900          16,491
 *Net Perceptions, Inc.................................      23,500          38,658
 *Net.B@nk, Inc........................................       4,100          43,460
 *Net2000 Communications, Inc..........................      31,300          38,343
 *Net2Phone, Inc.......................................      27,800         254,231
 *Netegrity, Inc.......................................      12,200         412,909
 *#Netergy Networks, Inc...............................      28,700          48,934
 *Netguru, Inc.........................................      17,600          41,888
 *NetIQ Corp...........................................      15,900         386,768
 *Netmanage, Inc.......................................     102,900          69,458
 *Netopia, Inc.........................................      24,700         139,679
 *NetRadio Corp........................................      11,000           3,795
 *NetRatings, Inc......................................         500           6,320
 *Netro Corp...........................................      56,100         253,292
 *Netscout System, Inc.................................      35,300         318,759
 *#NETsilicon, Inc.....................................       2,400          10,440
 *NetSolve, Inc........................................      27,500         196,075
 *Netspeak Corp........................................      22,700          33,823
 *Network Equipment Technologies, Inc..................      34,500         131,100
 *Network Peripherals, Inc.............................      24,400         313,052
 *#Network Plus Corp...................................      61,400         189,419
 *Network Six, Inc.....................................         275             770
 *Netzee, Inc..........................................         687           2,988
 *Neurobiological Technologies, Inc....................       2,700           8,262
 *Neurocrine Biosciences, Inc..........................      30,100       1,095,791
 *Neurogen Corp........................................      21,800         414,418
 *New American Healthcare Corp.........................         200               2
 *New Brunswick Scientific Co., Inc....................       8,877          38,615
 *New Century Equity Holdings Corp.....................      58,200          72,459
 *#New Century Financial Corp..........................      23,500         227,480
 *New Day Runner, Inc..................................       2,140             589
 New England Business Services, Inc....................      22,700         394,980
 New Hampshire Thrift BancShares, Inc..................         200           2,800
 *New Horizons Worldwide, Inc..........................      13,600         249,900
 New Jersey Resources Corp.............................      22,500       1,004,400
 *New World Coffee - Manhattan Bagel...................      11,000          11,605

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 New York Community Bancorp Inc........................      68,052    $  2,248,098
 *Newcor, Inc..........................................       6,300           8,505
 Newmark Homes Corp....................................       8,500         123,165
 Newmil Bancorp, Inc...................................       4,700          53,604
 *Newpark Resources, Inc...............................      83,400       1,075,860
 Newport Corp..........................................       1,500          48,353
 *Newsedge Corp........................................      23,500          25,263
 *Newtek Capital, Inc..................................       2,500           8,375
 *Nexell Therapeutics, Inc.............................      19,505          40,083
 *NEXIQ Technologies, Inc..............................       5,300          11,793
 *NextCard, Inc........................................      41,000         372,895
 *Nexthealth, Inc......................................      10,300          53,200
 *Niagara Corp.........................................      12,200          24,400
 Nitches, Inc..........................................         785           5,283
 NL Industries, Inc....................................      23,500         377,880
 *NMS Communications Corp..............................      24,800         178,436
 *NMT Medical, Inc.....................................      16,800          36,960
 NN, Inc...............................................      17,050         172,631
 *Nobel Learning Communities, Inc......................       7,600          66,196
 *Nobility Homes.......................................       6,000          45,150
 *#Noble International, Ltd............................       9,200          60,260
 *Noel Group Inc.......................................       8,000             200
 Noland Co.............................................         200           4,275
 Nordson Corp..........................................      31,800         809,946
 *Norstan, Inc.........................................      14,200          35,926
 *Nortek, Inc..........................................      16,600         481,400
 *North American Scientific, Inc.......................      11,000         201,190
 North Central Bancshares, Inc.........................       2,700          56,012
 North Pittsburgh Systems, Inc.........................      16,700         187,458
 Northeast Bancorp.....................................         900          10,350
 Northeast Pennsylvania Financial Corp.................       5,500          68,475
 Northern Technologies International...................       3,000          15,015
 *#Northfield Laboratories, Inc........................      19,900         329,445
 *Northland Cranberries, Inc. Class A..................      27,600          33,396
 Northrim Bank.........................................       7,244          97,214
 Northwest Bancorp, Inc................................      66,300         621,231
 Northwest Natural Gas Co..............................      40,300         963,170
 *Northwest Pipe Co....................................       9,100         135,181
 Northwestern Corp.....................................      33,400         743,150
 *Novadigm, Inc........................................      29,600         320,568
 *#Novamed Eyecare, Inc................................      18,300          49,593
 *Novametrix Medical Systems, Inc......................      12,200          62,220
 *#Novatel Wireless, Inc...............................      77,900         235,648
 *Novavax, Inc.........................................      31,000         282,410
 *Noven Pharmaceuticals, Inc...........................      30,500         941,993
 Novitron International, Inc...........................       1,430           5,184
 *Novoste Corp.........................................      19,200         395,808
 *NPC International, Inc...............................      28,200         291,870
 *NPS Pharmaceuticals, Inc.............................      33,400       1,060,784
 *NQL, Inc.............................................      19,000          28,025
 *NS Group, Inc........................................      30,100         465,948
 *Nstor Technology.....................................      42,000          18,900
 *NTELOS, Inc..........................................      21,000         422,835
 *#NTN Communications, Inc.............................      36,793          25,387
 *Nu Horizons Electronics Corp.........................      24,000         263,880
 *#Nucentrix Broadband Networks, Inc...................      14,200         113,387
 *#NuCo2, Inc..........................................       8,200         110,208
 *Nuevo Energy Co......................................      28,100         564,810
 NUI Corp..............................................      21,592         464,660
 *Number Nine Visual Technology Corp...................       8,400              63
                                                            SHARES           VALUE+
                                                            ------           ------
 *Numerex Corp. Class A................................      17,300    $    121,100
 *Numerical Technologies, Inc..........................      13,200         251,922
 NuSkin Enterprises, Inc...............................      39,800         282,580
 *Nutraceutical International Corp.....................      13,200          39,864
 *Nutramax Products, Inc...............................       3,300              45
 *#Nutrition 21, Inc...................................      42,500          40,588
 *#Nx Networks, Inc....................................      47,900          45,505
 *NYFIX, Inc...........................................      27,675         714,430
 Nymagic, Inc..........................................       8,700         193,749
 *NZ Corp..............................................       6,258          32,479
 *O.I. Corp............................................       2,900           9,788
 Oak Hill Financial, Inc...............................       3,000          43,800
 *Oak Technology, Inc..................................      54,690         566,315
 *Oakley, Inc..........................................      81,600       2,048,160
 *Oakwood Homes Corp...................................      61,000         128,100
 *OAO Technology Solutions, Inc........................      29,400          46,599
 *Obie Media Corporation...............................       3,500          27,843
 *Oceaneering International, Inc.......................      37,700         885,950
 OceanFirst Financial Corp.............................      16,800         401,016
 *O'Charleys, Inc......................................      21,750         379,646
 *Ocular Sciences, Inc.................................      34,500         774,698
 *Ocwen Financial Corp.................................      96,600         898,380
 *Odetics, Inc. Class A................................         300             974
 *Odetics, Inc. Class B................................         200             885
 *Odwalla, Inc.........................................       6,600          68,343
 *Officemax, Inc.......................................     132,900         471,795
 *Official Payments Corp...............................       4,500          23,513
 *Offshore Logistics, Inc..............................      33,800         712,673
 Oglebay Norton Co.....................................       6,400         191,296
 Ohio Casualty Corp....................................      67,900         591,070
 Oil-Dri Corp. of America..............................       5,700          46,455
 *Old Dominion Freight Lines, Inc......................      10,800         117,450
 Olin Corp.............................................      50,200         944,262
 *Olympic Steel, Inc...................................      13,900          55,809
 Omega Financial Corp..................................      11,400         341,658
 *Omega Protein Corp...................................      26,500          54,325
 *Omega Worldwide, Inc.................................      19,700          51,910
 *Omni Nutraceuticals, Inc.............................      40,100           6,617
 *OmniVision Technologies, Inc.........................      13,300          51,671
 Omnova Solutions, Inc.................................       1,800           9,810
 *Omtool, Ltd..........................................      19,500          18,428
 *On Assignment, Inc...................................      34,700         743,101
 *On Command Corp......................................      49,600         299,832
 *On Technology Corp...................................      21,100          17,619
 *One Price Clothing Stores, Inc.......................      10,700           9,309
 Oneida, Ltd...........................................      25,200         451,836
 Oneok, Inc............................................       6,200         261,020
 *OneSource Information Services, Inc..................       9,000          74,340
 *Online Resources Corp................................       4,200           8,589
 *On-Point Technology Systems Inc......................       2,633           3,462
 *Ontrack Data International, Inc......................      22,100         131,164
 *Onyx Acceptance Corp.................................       8,700          41,543
 *Onyx Pharmacueticals, Inc............................      24,800         271,064
 *Onyx Software Corp...................................      38,900         229,705
 *Open Market, Inc.....................................      63,200          84,372
 *Opinion Research Corp................................       1,700          12,155
 *Opta Food Ingredients, Inc...........................      13,000          19,825
 *Opti, Inc............................................      18,600          67,239
 *#Optical Cable Corp..................................      26,500         299,583
 *Optical Sensors, Inc.................................       9,800           4,018
 *OpticNet, Inc........................................       5,600               0
 *Optika Imaging Systems, Inc..........................      12,000          16,380

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Option Care, Inc.....................................      16,600    $    275,062
 *OraPharma, Inc.......................................       3,000          21,495
 *OraSure Technologies, Inc............................      33,000         372,735
 *Oratec Interventions, Inc............................      12,500          74,625
 *Orbit International Corp.............................       1,266           2,178
 *ORBIT/FR, Inc........................................       7,000          10,360
 *Orbital Sciences Corp................................      59,900         238,402
 Oregon Steel Mills, Inc...............................      30,200         217,742
 Oregon Trail Financial Corp...........................       4,600          68,333
 *O'Reilly Automotive, Inc.............................      59,800       1,507,259
 *Organogenesis, Inc...................................      54,500         443,085
 *Oriole Homes Corp. Class A Convertible...............         800           2,120
 *Oriole Homes Corp. Class B...........................       2,000           4,100
 *Orleans Homebuilders, Inc............................       2,000           6,300
 *Oroamerica, Inc......................................       5,800          78,097
 *Orphan Medical, Inc..................................      13,500         162,540
 *OrthAlliance, Inc....................................      15,800          49,138
 *Orthodontic Centers of America, Inc..................      29,250         897,975
 *Orthologic Corp......................................      44,600         137,145
 Oshkosh B'Gosh, Inc. Class A..........................      20,300         604,433
 Oshkosh Truck Corp. Class B...........................      24,300         906,755
 *Oshman's Sporting Goods, Inc.........................       4,100          69,495
 OSI Pharmaceutical, Inc...............................       7,800         352,560
 *OSI Systems, Inc.....................................      13,200          53,130
 *Osmonics, Inc........................................      15,700         176,468
 *Osteotech, Inc.......................................      23,900         112,330
 *Ostex International, Inc.............................      15,000          24,675
 *OTG Software, Inc....................................       7,800          49,335
 *OTR Express, Inc.....................................         200               0
 Otter Tail Power Co...................................      35,800         880,322
 *Outlook Group Corp...................................       2,400          12,300
 *Outsource International, Inc.........................       6,900           1,829
 *Overland Data........................................      14,300          81,439
 Overseas Shipholding Group, Inc.......................      40,200       1,406,598
 Owens & Minor, Inc....................................      47,600         882,980
 *#Owens Corning.......................................      53,800         108,138
 *Owens-Illinois, Inc..................................      58,000         409,480
 Owosso Corp...........................................       6,800           7,752
 Oxford Industries, Inc................................       9,900         214,335
 *Oxigene, Inc.........................................      17,900          98,898
 *Oxis International, Inc..............................       7,900           1,620
 *OYO Geospace Corp....................................       4,700         114,140
 *P&F Industries, Inc. Class A.........................       1,300           8,905
 *#P.F. Chang's China Bistro, Inc......................      16,600         640,345
 *#Pacific Aerospace and Electronics, Inc..............      25,700           5,526
 Pacific Capital Bancorp...............................      22,300         594,184
 Pacific Crest Capital, Inc............................       1,060          20,585
 *#Pacific Gateway Exchange, Inc.......................      28,000             490
 Pacific Northwest Bancorp.............................      23,800         434,231
 *Pacific Sunwear of California, Inc...................      28,600         656,513
 *Pacificare Health Systems, Inc.......................      23,100         408,870
 *Packaged Ice, Inc....................................      26,900          52,455
 *Packard BioScience Co................................       5,800          37,555
 *Packeteer, Inc.......................................      35,300         259,279
 *Pac-West Telecomm, Inc...............................      35,800          75,896
 *Pagasus Systems, Inc.................................      33,900         391,715
 *#Palatin Technologies, Inc...........................          62             364
 *#Paligent, Inc.......................................         347              52
 *Palm Harbor Homes, Inc...............................      31,269         627,100
 *PAM Transportation Services, Inc.....................       6,700          63,985
                                                            SHARES           VALUE+
                                                            ------           ------
 Pamrapo Bancorp, Inc..................................       3,400    $     82,450
 *Panavision, Inc......................................       3,600          20,880
 *Pancho's Mexican Buffet, Inc.........................       1,666           7,039
 *Panera Bread Co......................................      16,900         620,484
 *Panja, Inc...........................................      14,400          66,600
 *Pantry, Inc..........................................       9,900          75,686
 *Papa John's International, Inc.......................      26,600         679,630
 *Par Technology Corp..................................      11,200          35,840
 *Paracelsus Healthcare Corp...........................       1,363               3
 *Paradyne Networks Corp...............................      29,300          59,919
 *Paragon Technologies, Inc............................       4,700          34,780
 *Parallel Petroleum Corp..............................      23,500         120,673
 *Paravant, Inc........................................      22,700          38,023
 *Parexel International Corp...........................      29,400         405,132
 *Paris Corp...........................................         200             675
 Park Bancorp, Inc.....................................       1,700          30,175
 Park Electrochemical Corp.............................      22,050         477,824
 *Parker Drilling Co...................................     110,600         705,628
 *#Parkervision, Inc...................................      16,000         412,640
 *Park-Ohio Holdings Corp..............................      16,400          80,688
 Parkvale Financial Corp...............................       7,500         179,813
 *Parlex Corp..........................................       6,900          85,733
 *Parlux Fragrances, Inc...............................      15,400          36,806
 *Patient Infosy.......................................       8,800           1,144
 Patina Oil & Gas Corp.................................      27,034         816,427
 Patrick Industries, Inc...............................       7,900          69,125
 Patriot Bank Corp.....................................       8,700          75,908
 *Patriot Transportation Holding, Inc..................       2,500          44,688
 *Patterson-UTI Energy, Inc............................      79,580       2,342,835
 *Paula Financial, Inc.................................       6,600          12,342
 *#Paul-Son Gaming Corp................................       4,100          10,763
 *Paxar Corp...........................................      65,000         780,000
 *Paxson Communications Corp...........................      76,700         951,080
 *Payless Cashways, Inc................................         160             157
 *PC Connection, Inc...................................      26,550         413,649
 *PCD, Inc.............................................      12,000          59,100
 *P-Com, Inc...........................................      96,400          75,674
 *PC-Tel, Inc..........................................      20,500         204,898
 *PDS Financial Corp...................................       1,100           4,180
 *Peapod, Inc..........................................      25,100          30,246
 *PEC Solutions, Inc...................................       5,200         119,626
 *Pediatric Services of America, Inc...................       4,800          23,376
 *Pediatrix Medical Group, Inc.........................      22,100         603,551
 Peerless Manufacturing Co.............................       1,600          45,192
 *Peerless Systems Corp................................      17,900          29,088
 *Pegasus Communications Corp. Class A.................      17,700         378,426
 *Pegasystems, Inc.....................................      42,700         130,662
 *Pemco Aviation Group, Inc............................         950           9,263
 Penford Corp..........................................      10,400         132,132
 Penn Engineering & Manufacturing Corp. Class A........       1,200          21,360
 Penn Engineering & Manufacturing Corp. Non-Voting.....      15,000         292,500
 *Penn National Gaming, Inc............................      24,000         487,080
 *#Penn Traffic Company................................          93             542
 *#Penn Treaty American Corp...........................       8,500          35,700
 Penn Virginia Corp....................................      10,500         387,660
 Penn-America Group, Inc...............................      10,000         100,550
 Pennfed Financial Services, Inc.......................      11,100         249,917
 *Pentacon, Inc........................................      16,900          15,210
 Penton Media, Inc.....................................      38,200         760,180

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Penwest Pharmaceuticals Company......................      17,000    $    266,305
 Peoples Bancorp, Inc..................................         300           4,455
 Peoples Bancshares, Inc. Massachusetts................       4,300          61,705
 Pep Boys - Manny, Moe & Jack..........................      91,900         808,720
 *Perceptron, Inc......................................      12,550          18,449
 *Performance Food Group Co............................      35,000         902,825
 *Performance Technologies, Inc........................      21,200         297,436
 *Pericom Semiconductor Corp...........................      29,800         437,315
 *Perini Corp..........................................      23,700         205,005
 *Perrigo Co...........................................     102,700       1,431,125
 *Perry Ellis International, Inc.......................       8,700          72,645
 *Per-Se Technologies, Inc.............................      47,800         283,454
 *#Persistence Software, Inc...........................       1,100             776
 *Personnel Group of America, Inc......................      32,600          57,376
 *Pervasive Software, Inc..............................      20,800          30,368
 *Petrocorp, Inc.......................................       6,900          72,381
 *Petroleum Development Corp...........................      25,800         207,174
 *PetSmart, Inc........................................     150,400         805,392
 PFF Bancorp, Inc......................................      18,100         393,585
 *#Pfsweb, Inc.........................................      18,242          21,434
 *Pharmaceutical Products Development Service Co.......      67,540       2,167,696
 *Pharmaceutical Resources, Inc........................      39,600         988,416
 *Pharmacopeia, Inc....................................      36,700         733,817
 *Pharmacyclics........................................      19,300         541,751
 *Pharmanetics, Inc....................................      12,100         129,591
 *PharmaPrint, Inc.....................................      13,900             765
 *Pharmchem Laboratories, Inc..........................       7,500          26,700
 *Phar-Mor, Inc........................................      14,200          11,076
 *Pharmos Corp.........................................       6,200          18,445
 *Philadelphia Consolidated Holding Corp...............      17,000         537,965
 Philadelphia Suburban Corp............................      13,800         314,916
 Phillips-Van Heusen Corp..............................      43,700         677,350
 *Phoenix Gold International, Inc......................       1,000           1,880
 *Phoenix Technologies, Ltd............................      41,500         545,933
 *Phonetel Technologies, Inc...........................         112              14
 *Photo Control Corp...................................       1,000           3,015
 *Photoelectron Corp...................................       8,600          41,194
 *PhotoMedex, Inc......................................      16,700          83,250
 *Photon Dynamics, Inc.................................      20,200         636,603
 *PhotoWorks, Inc......................................      26,300          21,040
 *Photronics, Inc......................................      36,700         853,459
 *Physiometrix, Inc....................................       9,700          37,588
 *Piccadilly Cafeterias, Inc...........................      14,700          25,284
 *Pico Holdings, Inc...................................      21,600         285,228
 *Picturetel Corp......................................      65,500         351,080
 Piedmont Natural Gas Co...............................       3,400         120,666
 Pier 1 Imports, Inc...................................      38,400         451,200
 *Pierre Foods, Inc....................................       7,600          10,108
 Pilgrim Pride Corp....................................      38,600         463,200
 Pilgrim's Pride Corp..................................      12,900         103,845
 *#Pillowtex Corp......................................      23,817           2,620
 *#Pilot Network Services, Inc.........................      21,300             756
 *Pinnacle Entertainment, Inc..........................      39,400         362,874
 *Pinnacle Global Group, Inc...........................       1,400           8,470
 *Pinnacle Systems, Inc................................      53,500         379,850
 Pioneer Standard Electronics, Inc.....................      49,300         557,337
 Pitt-Des Moines, Inc..................................       9,600         331,200
 Pittston Brink's Group................................      20,718         486,873
 Pizza Inn, Inc........................................      11,600          24,940
                                                            SHARES           VALUE+
                                                            ------           ------
 *PJ America, Inc......................................       8,100    $     63,423
 *Plains Resources, Inc................................      25,300         632,500
 *Planar Systems, Inc..................................      17,200         384,334
 *PlanetCAD, Inc.......................................      15,350           9,364
 *Plantronics, Inc.....................................      19,700         427,096
 *PlanVista Corp.......................................      17,500         143,500
 *Plato Learning, Inc..................................      12,200         330,559
 *#Play By Play Toys and Novelties, Inc................       5,900             900
 *Playboy Enterprises, Inc. Class A....................       6,600          86,988
 *Playboy Enterprises, Inc. Class B....................      32,300         483,531
 *Playtex Products, Inc................................      69,900         708,087
 *#Pliant Systems, Inc.................................      10,600             975
 *PLX Technology, Inc..................................      22,000         148,500
 *Plymouth Rubber, Inc. Class B........................         200             205
 *PMCC Financial Corp..................................       2,600             429
 PMR Corp..............................................       7,500          11,438
 Pocahontas Bancorp, Inc...............................       7,700          56,903
 Pogo Producing Co.....................................      16,300         470,255
 *Point West Capital Corp..............................       3,400           1,071
 Polaris Industries, Inc...............................      15,000         645,750
 Polaroid Corp.........................................      58,600         280,108
 *Polymedica Industries, Inc...........................      15,900         507,290
 Polymer Group, Inc....................................      48,400         145,200
 Polyone Corp..........................................     114,000       1,032,840
 *Polyvision Corp......................................      18,100          25,159
 *Pomeroy Computer Resource, Inc.......................      19,500         297,375
 Pope & Talbot, Inc....................................      20,400         289,680
 *Porta Systems Corp...................................      12,300           3,321
 *Portal Software, Inc.................................      41,900         223,537
 *#Possis Medical, Inc.................................      26,500         241,018
 Potlatch Corp.........................................       9,100         312,858
 *Powell Industries, Inc...............................      10,900         328,308
 *Power Intergrations, Inc.............................      37,600         454,020
 *Powercerv Corp.......................................      15,800           2,449
 *Powerwave Technologies, Inc..........................      25,500         346,928
 *PPT Vision, Inc......................................       6,800          14,722
 *PracticeWorks, Inc...................................      11,725          81,958
 *Prandium, Inc........................................      21,564             970
 *Premier Financial Bancorp............................       7,100          52,966
 *#Premier Laser Systems, Inc. Class A.................       9,900              74
 *#Pre-Paid Legal Services, Inc........................      31,550         491,865
 Presidential Life Corp................................      41,900         738,069
 *Presstek, Inc........................................      45,600         587,100
 *#Preview Systems, Inc................................       6,200          18,941
 *Previo, Inc..........................................       7,075          27,416
 *PRI Automation, Inc..................................      30,200         506,152
 *Price Communications Corp............................      19,900         367,752
 *Priceline.com, Inc...................................      80,300         432,416
 *Pricesmart, Inc......................................       4,400         188,650
 *#Pride International, Inc............................      11,400         303,582
 *Prima Energy Corp....................................      20,362         541,731
 *Prime Hospitality Corp...............................      69,300         796,950
 *Prime Medical Services, Inc..........................      21,100         112,252
 *PRIMEDIA, Inc........................................      53,138         461,238
 Primesource Corp......................................       6,281          25,532
 *Primix Solutions, Inc................................      20,500          23,985
 *Primus Knowledge Solutions, Inc......................      21,500          73,100
 *#Primus Telecommunications Group, Inc................      45,900          54,392
 *Princeton Video Image, Inc...........................      13,800          63,963
 *Printronix, Inc......................................       8,900          52,510
 *Printware, Inc.......................................       4,000           9,040

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Priority Healthcare Corp.............................          76    $      2,627
 *ProBusiness Services, Inc............................      32,800         814,096
 *#Procom Technology, Inc..............................      18,300         192,882
 *Procurenet, Inc......................................      19,700               0
 *Prodigy Communications Corp..........................     135,000         490,725
 *Professional Detailing, Inc..........................      18,000       1,666,710
 *Professionals Group, Inc.............................      11,250         305,100
 *Profit Recovery Group International, Inc.............      48,000         479,280
 *Progenics Pharmaceuticals, Inc.......................      18,500         394,513
 *Programmers Paradise, Inc............................       6,600          22,275
 Progress Financial Corp...............................       7,560          59,535
 *Progress Software Corp...............................      57,000         922,545
 Promistar Financial Corp..............................      28,088         484,799
 *Prophet 21, Inc......................................       5,100          32,130
 *ProsoftTraining.com..................................      33,300          70,430
 *Protection One, Inc..................................      89,500         120,825
 *Provant, Inc.........................................      29,400          73,647
 *#Provell, Inc........................................       8,800          35,332
 Providence & Worcester Railroad Co....................       1,600          16,000
 *#Provident Bancorp, Inc..............................       5,200         110,110
 Provident Bankshares Corp.............................      42,977       1,032,308
 *Provident Financial Holdings, Inc....................       5,100         115,005
 *Province Healthcare Co...............................      28,350         762,757
 *Proxim, Inc..........................................      20,600         294,477
 *#Proxymed, Inc.......................................      19,800          19,701
 *PSC, Inc.............................................      18,900          21,168
 *#Psinet, Inc.........................................      10,000             700
 *PSS World Medical, Inc...............................      99,600         511,446
 Psychemedics Corp.....................................      32,600         140,180
 *PTEK Holdings, Inc...................................      66,700         169,418
 Public Service Co. of New Mexico......................      45,300       1,638,501
 Pulaski Financial Corp................................       3,100          40,223
 *Puma Technology, Inc.................................      47,600         172,312
 *PurchasePro.com, Inc.................................      20,200          34,845
 *Pure Resources, Inc..................................      16,563         405,959
 *Pure World, Inc......................................      10,700          12,519
 *PW Eagle, Inc........................................       9,400          79,383
 *#PYR Energy Corp.....................................       6,500          57,135
 *#Pyramid Breweries, Inc..............................       5,700          15,248
 *Qad, Inc.............................................      44,600         149,187
 *QC Optics, Inc.......................................       3,200           2,000
 *QEP Co., Inc.........................................       2,125           7,597
 *QRS Corp.............................................      20,500         233,803
 *Quad Systems Corp....................................       4,600              14
 *#QuadraMed Corp......................................      33,706          73,142
 Quaker Chemical Corp..................................      11,400         230,622
 *Quaker City Bancorp, Inc.............................       2,187          64,221
 *Quaker Fabric Corp...................................      24,250         268,690
 *Quality Dining, Inc..................................      13,700          29,113
 *Quality Systems, Inc.................................       8,000         113,640
 Quanex Corp...........................................      20,800         464,880
 *Quentra Network Systems, Inc.........................      21,600             497
 *Questcor Pharmaceuticals, Inc........................      26,800          15,008
 *Questron Technology, Inc.............................       8,900          33,375
 *Quicklogic Corp......................................      21,000         106,575
 *Quidel Corp..........................................      39,300         166,829
 *#Quigley Corp........................................      12,000          16,380
 *Quiksilver, Inc......................................      33,800         839,930
 *Quipp, Inc...........................................       2,400          40,656
 Quixote Corp..........................................      10,400         262,028
 *#Quokka Sports, Inc..................................       1,128             124
                                                            SHARES           VALUE+
                                                            ------           ------
 *R & B, Inc...........................................       9,800    $     33,565
 *R H Donnelley Corp...................................      47,500       1,353,750
 *Racing Champions Corp................................      19,100          62,553
 *Radiance Medical Systems, Inc........................      19,200         103,104
 *Radiant Systems, Inc.................................      44,100         615,416
 *Radio One, Inc.......................................       4,800          91,104
 *Radiologix, Inc......................................      21,200          65,720
 *RadiSys Corp.........................................      17,362         429,883
 *Radyne ComStream, Inc................................       9,500          66,263
 *Rag Shops, Inc.......................................       2,415           6,460
 *Railamerica, Inc.....................................      29,700         389,961
 *RailWorks Corp.......................................      16,300          72,698
 *Rainbow Rentals, Inc.................................       8,300          52,207
 *Rainbow Technologies, Inc............................      31,600         187,388
 *Ralcorp Holdings, Inc................................      42,100         669,390
 *Rambus, Inc..........................................      39,300         432,104
 *Ramsay Youth Services, Inc...........................       3,900          10,121
 *Range Resources Corp.................................      74,000         444,000
 *Rare Hospitality International, Inc..................      23,821         554,207
 *Rare Medium Corp.....................................      61,000          41,785
 Raven Industries, Inc.................................       5,200         129,974
 *#Ravisent Technologies, Inc..........................       7,800          15,639
 *Rawlings Sporting Goods, Inc.........................      12,700          65,786
 Rayonier, Inc.........................................      10,900         487,666
 *Rayovac Corp.........................................      48,600       1,064,340
 *Raytech Corp.........................................       2,400           7,440
 *Raytel Medical Corp..................................       3,466           7,037
 *RCM Technologies, Inc................................      16,300          77,833
 *#RCN Corp............................................      20,200         111,504
 *RDO Equipment Co. Class A............................       7,400          24,272
 *Reading Entertainment, Inc...........................       8,600          16,297
 *Read-Rite Corp.......................................      77,700         391,220
 *Recoton Corp.........................................      18,800         345,262
 *Red Hat, Inc.........................................      41,200         224,334
 *Redhook Ale Brewery, Inc.............................       7,900          16,314
 Redwood Empire Bancorp................................       4,200         131,229
 *Reebok International, Ltd............................      51,900       1,496,796
 *Reeds Jewelers, Inc..................................         440             550
 Regal Beloit Corp.....................................      30,300         612,060
 *Regeneron Pharmaceuticals, Inc.......................      18,000         574,470
 *Regent Communications, Inc...........................      65,500         486,338
 Regis Corp............................................      65,200       1,250,210
 *Register.Com, Inc....................................      32,700         250,155
 *Rehabcare Group, Inc.................................      23,600       1,026,364
 *Rehabilicare, Inc....................................      11,600          38,744
 *Reliability, Inc.....................................       9,900          35,888
 Reliance Steel and Aluminum Co........................      41,600       1,137,760
 *Reliv International, Inc.............................       7,750           9,300
 *Relm Wireless Corp...................................       7,600           7,068
 *Remec, Inc...........................................      45,650         374,787
 *Remedy Corp..........................................      50,100         899,295
 *RemedyTemp, Inc......................................       9,900         121,919
 *Remington Oil & Gas Corp.............................      34,400         567,600
 *Renaissance Learning, Inc............................      47,500       1,832,075
 *Renaissance Worldwide, Inc...........................      64,900          27,583
 *Renal Care Group, Inc................................       1,800          51,255
 *#Rent-A-Center, Inc..................................      33,000       1,476,750
 *Rentrak Corp.........................................      14,800          51,356
 *Rent-Way, Inc........................................      34,500         244,950
 *Repligen Corp........................................      36,000         109,800
 *#Reptron Electronics, Inc............................      10,000          58,950
 Republic Bancorp, Inc.................................      67,653         909,595

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Republic Bancorp, Inc. Class A........................      18,900    $    185,126
 *Republic Bankshares, Inc.............................      15,700         257,873
 *Republic First Bancorp, Inc..........................       7,234          40,872
 *Res-Care, Inc........................................      34,750         172,013
 *#ResMed, Inc.........................................      16,300         889,980
 *ResortQuest International, Inc.......................      22,100         270,504
 Resource America, Inc.................................      32,700         447,336
 Resource Bancshares Mortgage Group, Inc...............      28,408         203,969
 *Respironics, Inc.....................................      45,400       1,270,519
 *Restoration Hardware, Inc............................      24,500         141,733
 *#Revlon, Inc.........................................      27,700         169,247
 *Rex Stores Corp......................................      10,400         234,000
 *Rexhall Industries, Inc..............................       1,771           8,988
 *RF Monolithics, Inc..................................      11,300          53,619
 RGS Energy Group, Inc.................................       1,300          48,542
 *#Rhythms NetConnections, Inc.........................       8,900           1,891
 *Ribozyme Pharmaceuticals.............................      25,200         230,454
 *Rica Foods, Inc......................................       1,300           6,175
 Richardson Electronics, Ltd...........................      15,200         189,924
 Richmond County Financial Corp........................      38,600       1,286,345
 *Riddell Sports, Inc..................................       9,255          13,420
 Riggs National Corp...................................      50,400         804,132
 *Right Management Consultants, Inc....................       9,450         181,913
 *Right Start, Inc.....................................       6,900          12,282
 *Rightchoice Managed Care, Inc........................       2,400          93,600
 *Rimage Corp..........................................      10,200          92,820
 *Rita Medical Systems, Inc............................      13,300          59,385
 *Riverside Group, Inc.................................       1,000             738
 Riverview Bancorp, Inc................................       6,400          63,680
 Rivianna Foods, Inc...................................      18,100         299,465
 *Riviera Holdings Corporation.........................       5,000          32,750
 RLI Corp..............................................      14,100         582,048
 *RMH Teleservices, Inc................................      13,400         112,560
 *Roadhouse Grill, Inc.................................      11,600          19,372
 Roadway Express, Inc..................................      24,700         648,252
 Roanoke Electric Steel Corp...........................      15,300         237,456
 Robbins & Myers, Inc..................................      15,300         380,205
 *Robocom Systems, Inc.................................         800             248
 *Robotic Vision Systems, Inc..........................      52,800          82,104
 *Rochester Medical Corp...............................       7,400          45,510
 *Rock of Ages Co......................................       5,000          29,375
 Rock-Tenn Co. Class A.................................      27,300         297,570
 *Rocky Mountain Chocolate Factory.....................       1,900          13,718
 *Rocky Shoes & Boots, Inc.............................       4,900          22,859
 *Rofin-Sinar Technologies, Inc........................      18,500         218,115
 *Rogers Corp..........................................      23,900         626,180
 *Rogue Wave Software, Inc.............................      17,100          73,017
 *Rohn Industries, Inc.................................      84,400         498,804
 Rollins, Inc..........................................      41,500         782,275
 *Rottlund, Inc........................................       2,300          11,385
 Rouge Industries, Inc. Class A........................      19,500          40,755
 Rowe Furniture Corp...................................      16,900          65,572
 *Roxio, Inc...........................................       1,629          18,905
 *Royal Appliance Manufacturing Co.....................      21,700         107,415
 Royal Bancshares of Pennsylvania Class A..............       3,980          69,590
 *#Royal Energy, Inc...................................       2,645          43,206
 Royal Gold, Inc.......................................      23,200          70,180
 *Royal Precision, Inc.................................         550           1,158
 RPC, Inc..............................................      37,700         542,880
 RPM, Inc..............................................      40,900         337,834
                                                            SHARES           VALUE+
                                                            ------           ------
 *RTI International Metals, Inc........................      25,100    $    361,942
 *RTW, Inc.............................................      13,600          20,468
 *Rubio's Restaurants, Inc.............................       5,500          23,045
 Ruby Tuesday, Inc.....................................      73,400       1,247,800
 Ruddick Corp..........................................      57,900         873,132
 *Rudolph Technologies, Inc............................       6,000         264,390
 *Rural Cellular Corp. Class A.........................      12,500         500,688
 *Rural/Metro Corp.....................................      14,000          13,930
 *Rush Enterprises, Inc................................       7,200          36,396
 Russ Berrie & Co., Inc................................      26,100         698,175
 Russell Corp..........................................      37,700         676,715
 *RWD Technologies, Inc................................      17,400          81,780
 *Ryans Family Steak Houses, Inc.......................      53,200         658,350
 Ryder System, Inc.....................................       7,500         164,550
 Ryerson Tull, Inc.....................................      37,100         486,010
 Ryland Group, Inc.....................................      15,700         711,210
 *S&K Famous Brands, Inc...............................       6,500          54,730
 S&T Bancorp, Inc......................................      36,100         781,926
 *S1 Corporation.......................................      59,301         666,840
 *Saba Software, Inc...................................      18,000         215,640
 *Safeguard Scientifics, Inc...........................      46,900         285,621
 *SafeNet, Inc.........................................      10,500         134,190
 *Safety Components International, Inc.................         118             596
 *Saga Communications, Inc. Class A....................      20,100         401,397
 *SAGA Systems, Inc. Escrow Shares.....................      48,819               0
 *Sage, Inc............................................      10,618         119,718
 *Salient 3 Communications, Inc. Class A...............       3,400           7,395
 *#Salton/Maxim Housewares, Inc........................      18,900         376,110
 *Sames Corp...........................................       3,800           1,140
 *Samsonite Corp.......................................      22,318          61,375
 *San Filippo (John B.) & Son, Inc.....................       5,000          25,625
 *Sanchez Computer Associates, Inc.....................      37,200         480,624
 Sanderson Farms, Inc..................................      19,200         258,624
 *Sands Regent Casino Hotel............................       2,000           5,300
 Sandy Spring Bancorp, Inc.............................       1,000          30,980
 *Sangstat Medical Corp................................      29,100         324,611
 *#Satcon Technology Corp..............................      21,900         321,602
 *Saucony, Inc. Class A................................       3,500          21,490
 *Saucony, Inc. Class B................................       4,600          28,037
 Sauer, Inc............................................      49,900         469,060
 *Sawtek, Inc..........................................       7,200         144,000
 *SBE, Inc.............................................       4,200          11,340
 *SBS Technologies, Inc................................      19,100         349,148
 *ScanSoft, Inc........................................      54,118          67,648
 *ScanSource, Inc......................................       9,000         446,535
 *SCC Communications Corp..............................      17,700         259,217
 Schawk, Inc. Class A..................................      25,200         274,680
 *Scheid Vineyards, Inc................................       2,900           9,570
 *Schein (Henry), Inc..................................      48,000       1,815,120
 *#Schick Technologies, Inc............................       9,000           9,180
 *Schieb (Earl), Inc...................................       2,200           5,170
 *Schlotzskys, Inc.....................................       9,600          49,536
 *Schmitt Industries, Inc..............................      10,300          10,094
 Schnitzer Steel Industries, Inc. Class A..............       7,200         101,160
 *Scholastic Corp......................................       6,700         267,699
 *Schuff Steel Company.................................       7,000          43,050
 *Schuler Homes, Inc...................................      20,100         284,918
 Schulman (A.), Inc....................................      49,200         626,562
 Schultz Sav-O Stores, Inc.............................       7,700         108,801
 Schweitzer-Maudoit International, Inc.................      20,100         420,090

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Sciclone Pharmaceuticals, Inc........................      50,600    $    266,409
 *Scientific Games Corp................................      59,058         252,178
 *#Scientific Learning Corp............................       4,400          11,924
 Scientific Technologies, Inc..........................       6,700          44,153
 *Scios-Nova, Inc......................................      58,487       1,339,645
 *SCM Microsystems, Inc................................      17,400         170,607
 *Scotts Co. Class A...................................       9,600         438,720
 *SCP Pool Corp........................................      27,200         924,936
 SCPIE Holdings, Inc...................................      14,700         279,300
 Seaboard Corp.........................................       1,400         270,200
 *Seachange International, Inc.........................      36,100         685,359
 Seacoast Banking Corp. Class A........................       1,500          49,823
 Seacoast Financial Services Corp......................       5,746          85,012
 *Seacor Smit, Inc.....................................      26,200       1,249,740
 *Secom General Corp...................................         140             324
 Second Bancorp, Inc...................................      13,000         277,095
 *Secure Computing Corp................................      37,300         585,237
 *Security Associates International, Inc...............       5,700          12,825
 *SED International Holdings, Inc......................       9,450          10,679
 *Sedona Worldwide, Inc................................       2,502             213
 *SEEC, Inc............................................       9,800          27,489
 *Segue Software, Inc..................................      23,400          70,785
 *Seitel, Inc..........................................      38,400         672,000
 Selas Corp. of America................................       4,750          16,720
 *#Select Comfort Corp.................................      13,400           9,380
 *Selectica, Inc.......................................      33,300         159,174
 Selective Insurance Group, Inc........................      37,500         937,688
 SEMCO Energy, Inc.....................................      28,500         406,125
 *Semitool, Inc........................................      42,400         491,416
 *SEMX Corp............................................       9,800          43,855
 *Seneca Foods Corp. Class A...........................         200           2,703
 *Seneca Foods Corp. Class B...........................       1,300          17,485
 Sensient Technologies Corp............................      17,800         338,556
 Sensormatic Electronics Corp..........................      31,400         494,550
 *Sensory Science Corp.................................      21,800           7,630
 *Sequa Corp. Class A..................................       7,800         390,312
 *Sequa Corp. Class B..................................       2,600         158,600
 *#Sequenom, Inc.......................................       6,800         101,558
 *SeraCare, Inc........................................      10,200          66,300
 *SERENA Software, Inc.................................      15,900         415,865
 *Serologicals Corp....................................      27,250         621,981
 *Service Corp. International..........................     131,000         924,860
 *ServiceWare Technologies, Inc........................       6,600           6,633
 *Servotronics, Inc....................................       1,100           3,850
 Sevenson Environmental Services, Inc..................       2,288          30,259
 *Shared Technologies Cellular, Inc....................      10,100           3,283
 *Sharper Image Corp...................................      19,300         224,363
 *#Sheffield Medical Technologies, Inc.................      39,050         159,715
 *#Sheldahl, Inc.......................................      17,000          29,750
 *Shells Seafood Restaurants, Inc......................       4,400           3,542
 *Shiloh Industries, Inc...............................      10,100          53,530
 *Shoe Carnival, Inc...................................      18,100         215,119
 *Shoe Pavilion, Inc...................................       6,200           7,378
 *Sholodge, Inc........................................       5,800          31,030
 *Shop At Home, Inc....................................      44,100         106,061
 *Shopko Stores, Inc...................................      55,400         415,500
 *Shuffle Master, Inc..................................      15,150         490,936
 *SICOR, Inc...........................................      54,400         934,320
 Siebert Financial Corp................................      30,000         159,000
 *Sierra Health Services, Inc..........................      35,136         212,573
 Sierra Pacific Resources..............................      28,200         434,280
                                                            SHARES           VALUE+
                                                            ------           ------
 Sifco Industries, Inc.................................       5,400    $     29,160
 *Sigma Designs, Inc...................................      26,100          64,598
 *Sigmatron International, Inc.........................       2,200           2,937
 *Signal Technology Corp...............................      12,700         127,000
 *Signature Eyewear, Inc...............................       3,600           1,620
 *Silgan Holdings, Inc.................................      15,000         319,725
 *Silicon Graphics, Inc................................     242,500         511,675
 *#Silicon Laboratories, Inc...........................      14,500         255,998
 *Silicon Storage Technology, Inc......................      36,300         360,278
 *Silicon Valley Bancshares............................       1,800          49,779
 *Silver Stream Software, Inc..........................      25,300         167,360
 *Silverleaf Resorts, Inc..............................      14,900           8,642
 Simmons First National Corp. Class A..................       4,550         156,270
 *Simon Transportation Services, Inc...................       6,100          30,043
 *Simon Worldwide, Inc.................................      23,100          61,100
 *SimpleTech, Inc......................................      20,200          61,509
 *Simpson Manufacturing Co., Inc.......................      13,100         618,320
 *Simula, Inc..........................................      17,300          53,630
 *Sinclair Broadcast Group, Inc. Class A...............      16,600         148,819
 *Sipex Corp...........................................      31,300         341,483
 *Sitel Corp...........................................     115,100         261,277
 *Sizzler International, Inc...........................      35,500          47,925
 SJNB Financial Corp...................................       1,500          59,850
 SJW Corp..............................................       3,600         287,100
 *Skechers U.S.A., Inc. Class A........................       8,200         287,820
 *SkillSoft Corp.......................................       4,800         149,136
 Skyline Corp..........................................      11,300         274,590
 *SkyMall, Inc.........................................      16,800          46,704
 Skywest, Inc..........................................      37,600       1,067,652
 SL Industries, Inc....................................       9,200         106,720
 SLI, Inc..............................................      59,600         423,160
 *Smart & Final Food, Inc..............................      32,900         361,900
 *SmartDisk Corp.......................................       9,100          24,024
 *SMC Corp.............................................       5,700          20,805
 Smith (A.O.) Corp.....................................      22,900         385,865
 Smith (A.O.) Corp. Convertible Class A................       3,750          64,875
 *#Smith Micro Software, Inc...........................      23,900          37,284
 *Smithway Motor Express Corp. Class A.................       4,700          11,633
 *Socrates Technolgies Corp............................      18,400             828
 *Softnet Systems, Inc.................................      45,000          76,050
 *#Software Spectrum, Inc..............................       3,900          47,327
 *Sola International, Inc..............................      31,100         440,065
 *Somnus Medical Technologies, Inc.....................      19,700          60,381
 *Sonic Automotive, Inc................................      42,500         565,250
 *Sonic Corp...........................................      41,150       1,028,750
 *Sonic Foundry, Inc...................................      40,300          78,585
 *Sonic Solutions......................................      15,800          20,145
 *SONICblue, Inc.......................................      69,276         251,818
 *#Sonosight, Inc......................................       3,633          58,310
 *Sonus Pharmaceuticals, Inc...........................      11,800          31,565
 *Sorrento Networks Corp...............................      18,500         213,768
 *SOS Staffing Services, Inc...........................      15,300          21,803
 *Sotheby's Holdings, Inc. Class A.....................       4,400          84,524
 *Sound Advice, Inc....................................       4,800          65,808
 *#Source Information Management, Inc..................      20,900         132,297
 *#Source Media, Inc...................................      27,400           2,672
 South Financial Group, Inc............................      51,427         832,089
 South Jersey Industries, Inc..........................      16,000         486,400
 Southern Banc Company, Inc............................         200           2,050

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Southern Energy Homes, Inc...........................      11,925    $     30,349
 *Southern Union Co....................................      32,925         653,891
 *Southwall Technologies, Inc..........................      11,000          29,315
 Southwest Bancorp, Inc................................       4,000          95,100
 *Southwest Bancorporation of Texas, Inc...............      36,800       1,157,912
 Southwest Gas Corp....................................      37,900         876,627
 *#Southwest Securities Group, Inc.....................      25,380         529,173
 Southwest Water Co....................................      12,125         158,838
 *Southwestern Energy Co...............................      29,900         458,965
 *Spacehab, Inc........................................      15,800          37,446
 *Spacelabs Medical, Inc...............................      15,300         164,858
 Span-American Medical System, Inc.....................       2,400          11,052
 *Spanish Broadcasting System, Inc.....................      42,200         272,401
 *SPAR Group, Inc......................................       1,500           1,785
 Spartan Motors, Inc...................................      15,200          52,136
 *Spartan Stores, Inc..................................       8,700         115,841
 Spartech Corp.........................................      32,000         624,000
 *Sparton Corp.........................................       7,200          46,800
 *Special Metals Corp..................................      16,100          51,118
 *Specialty Catalog Corp...............................       1,100           3,823
 *SpectraLink Corp.....................................      32,700         299,369
 *Spectranetics Corp...................................      34,202          94,740
 *Spectra-Physics Laser, Inc...........................      24,800         497,116
 *Spectrasite Holdings, Inc............................      45,300         331,823
 *Spectrian Corp.......................................      15,000         250,650
 *Spectrum Control, Inc................................      16,000         141,600
 *SpectRx, Inc.........................................       8,900          70,978
 *SpeedFam-IPEC, Inc...................................      46,652         212,500
 *Speedway Motorsports, Inc............................      16,700         383,933
 *Speizman Industries, Inc.............................       2,900           3,828
 *Spherion Corporation.................................      66,900         485,025
 *Sphinx International, Inc............................      10,550          12,660
 Spiegel, Inc. Class A Non-Voting......................       5,300          40,360
 *Spinnaker Exploration Co.............................      10,800         439,344
 *Spinnaker Industries, Inc............................       4,000          12,800
 *Spire Corp...........................................       9,200          63,112
 *Sport Chalet, Inc....................................       2,700          23,490
 *Sport Supply Group, Inc..............................      11,200          16,128
 *Sport-Haley, Inc.....................................       4,900          15,950
 *Sports Authority, Inc................................      41,400         122,958
 *Sports Club Co., Inc.................................      20,100          63,818
 *SportsLine USA, Inc..................................      33,400          92,685
 *Sportsman's Guide, Inc...............................       5,100          10,506
 Springs Industries, Inc. Class A......................      17,600         795,520
 *SPS Technologies, Inc................................      16,200         814,860
 *SPSS, Inc............................................      21,029         311,965
 *SRF/Surgical Express, Inc............................       6,100         172,020
 *SRS Labs, Inc........................................      16,800          78,960
 *SS&C Technologies, Inc...............................      17,300          85,289
 *SSE Telecom, Inc.....................................       7,700             616
 St. Francis Capital Corp..............................      13,200         286,902
 St. Mary Land & Exploration Co........................      43,600         968,138
 *Staar Surgical Co....................................      24,800          85,064
 Staff Leasing, Inc....................................      34,700         128,564
 *Stage II Apparel Corp................................       1,700             680
 *#Stage Stores, Inc...................................      21,400             310
 *#Standard Automotive Corp............................       5,400           6,804
 Standard Commercial Corp..............................      18,129         324,509
 *Standard Management Corp.............................      12,500          69,688
 *Standard Microsystems Corp...........................      25,300         305,498
                                                            SHARES           VALUE+
                                                            ------           ------
 Standard Motor Products, Inc. Class A.................      12,400    $    167,400
 Standard Pacific Corp.................................      44,900         828,405
 Standard Register Co..................................      29,100         480,150
 Standex International Corp............................      17,300         382,330
 *Stanley Furniture, Inc...............................      11,000         367,895
 *Star Buffet, Inc.....................................       2,800           8,708
 *#Star Multi Care Service, Inc........................         454             654
 *Star Scientific, Inc.................................       8,900          25,187
 *STAR Telecommunications, Inc.........................      73,300           1,539
 *Starcraft Corp.......................................       2,500           4,063
 *StarMedia Network, Inc...............................      55,300         151,799
 *#Starmet Corp........................................      13,000           1,300
 Starrett (L.S.) Co. Class A...........................       6,700         148,405
 *#Startec Global Communications Corp..................      17,700           4,160
 *StarTek, Inc.........................................      22,400         430,304
 State Auto Financial Corp.............................      47,500         723,425
 State Financial Services Corp. Class A................      11,100         137,807
 Staten Island Bancorp, Inc............................      14,700         391,755
 *Station Casinos, Inc.................................      45,450         791,285
 *Steak n Shake Co.....................................      45,218         375,309
 *Steel Dynamics, Inc..................................      63,200         874,688
 Steel Technologies, Inc...............................      14,500          96,063
 *SteelCloud Co........................................      12,200           5,734
 *Stein Mart, Inc......................................      57,800         609,501
 *Steinway Musical Instruments, Inc....................      11,200         225,568
 *#Stemcells, Inc......................................      27,300          80,126
 Stepan Co.............................................       8,400         200,760
 Stephan Co............................................       3,500          10,500
 *Stericycle, Inc......................................      22,200         946,608
 *STERIS Corp..........................................      74,600       1,291,326
 Sterling Bancorp......................................      11,880         351,410
 Sterling Bancshares...................................      41,900         729,689
 *Sterling Financial Corp..............................      13,200         198,990
 Stewart & Stevenson Services, Inc.....................      37,000       1,076,885
 Stewart Enterprises, Inc..............................     145,000       1,102,725
 *Stewart Information Services Corp....................      14,900         255,535
 Stifel Financial Corp.................................      11,400         148,770
 *Stillwater Mining Co.................................       7,500         238,500
 *STM Wireless, Inc. Class A...........................      11,400          20,976
 *Stockwalk.com Group, Inc.............................       5,735           9,004
 *Stone & Webster, Inc.................................      14,200          19,312
 *Stone Energy Corp....................................      16,863         885,308
 *Stoneridge, Inc......................................      28,900         262,990
 *#Storage Computer Corp...............................      19,300         162,120
 *#Stratasys, Inc......................................       6,100          20,893
 *#Strategic Diagnostics, Inc..........................      26,500         100,700
 *Strategic Distribution, Inc..........................       4,029          33,340
 *Stratesec, Inc.......................................      11,200          16,576
 *Stratos Lightwave, Inc...............................      46,094         524,780
 *Strattec Security Corp...............................       6,500         221,813
 *Stratus Properties, Inc..............................       8,550          98,966
 Strayer Ed, Inc.......................................      24,500       1,095,395
 Stride Rite Corp......................................      65,200         528,120
 *Strouds, Inc.........................................       7,200             198
 *Structural Dynamics Research Corp....................      67,100       1,624,827
 *Student Advantage, Inc...............................      29,200          73,146
 Sturm Ruger & Co., Inc................................      41,000         377,610
 *#Styleclick, Inc. Class A............................      12,700          18,733
 *Suburban Lodges of America, Inc......................      18,500         140,138
 *Success Bancshares, Inc..............................       2,200          40,381

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Successories, Inc....................................       8,400    $     14,280
 Suffolk Bancorp.......................................       4,300         211,431
 *Summa Industries, Inc................................       6,000          57,300
 Summit Bancshares, Inc................................       2,000          38,920
 Summit Bank Corp......................................         840          12,936
 *Sun Bancorp, Inc.....................................      17,073         172,864
 Sun Hydraulics, Inc...................................       4,900          38,710
 *Sunair Electronics, Inc..............................       3,000           6,150
 *#Sunbeam Corp........................................     145,994           9,672
 *Sundance Homes, Inc..................................       3,000             128
 *Sunquest Information Systems, Inc....................      21,000         326,865
 *#Sunrise Assisted Living, Inc........................      30,365         722,839
 *#Sunrise Technologies International, Inc.............      86,900         202,912
 *SunSource, Inc.......................................       6,700          34,840
 *#Superconductor Technologies, Inc....................      21,300         134,510
 *Supergen, Inc........................................      48,100         629,389
 *Superior Consultant Holdings Corp....................      13,600          66,776
 *Superior Energy Services, Inc........................      76,100         986,256
 Superior Industries International, Inc................      27,700       1,095,258
 Superior Surgical Manufacturing Co., Inc..............      10,000          93,000
 *Superior Telecom, Inc................................      34,400         106,640
 *Supertex, Inc........................................      26,500         332,178
 *Suprema Specialties, Inc.............................       5,700          64,068
 *Supreme Industries, Inc..............................      13,471          53,884
 *SurModics, Inc.......................................      15,600         843,492
 Susquehanna Bancshares, Inc...........................      56,200         941,912
 *SVI Solutions, Inc...................................      51,600          67,080
 *Swift Energy Corp....................................      34,500       1,156,095
 *Swift Transportation, Inc............................      17,000         298,435
 *Swisher International, Inc...........................         700             473
 *Swiss Army Brands, Inc...............................      10,600          71,550
 *Switchboard, Inc.....................................       1,600           5,760
 *Sybase, Inc..........................................      16,908         263,511
 *Sykes Enterprises, Inc...............................      42,600         328,233
 *Sylvan Learning Systems, Inc.........................      41,500         767,958
 *Sylvan, Inc..........................................       7,300          92,418
 *Symmetricom, Inc.....................................      37,250         558,936
 *Symphonix Devices, Inc...............................      18,900          23,814
 *Syms Corp............................................      19,800         133,650
 *Symyx Technologies...................................       5,600         154,140
 Synalloy Corp.........................................       9,100          67,113
 *Synaptic Pharmaceutical Corp.........................      17,400         101,790
 *Synbiotics Corp......................................      12,100           4,840
 *Syncor International Corp............................      30,600         891,837
 *Syntel, Inc..........................................      49,000         441,735
 *Syntellect, Inc......................................      19,000          50,730
 *Synthetech, Inc......................................      21,800          57,116
 *Syntroleum Corp......................................      46,800         562,068
 *Sypris Solutions, Inc................................       2,250          13,151
 *System Software Associates, Inc......................      10,700              37
 *Systemax, Inc........................................      43,700         124,545
 *Systems & Computer Technology Corp...................      56,500         451,718
 *T/R Systems, Inc.....................................       2,200           8,745
 Tab Products Co.......................................       7,200          26,136
 *Tag-It Pacific, Inc..................................       6,700          25,527
 *Taitron Components, Inc..............................       6,800          17,544
 *Take Two Interactive Software........................      43,700         906,994
 *#TALK America Holdings, Inc..........................      51,000          71,400
 TALX Corp.............................................      13,035         492,202
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tandy Brand Accessories, Inc.........................       7,500    $     44,625
 *Tandy Crafts, Inc....................................      14,400             396
 *Tanning Technology Corp..............................      16,500          77,138
 *Tarantella, Inc......................................      50,100          84,419
 *Targeted Genetics Corp...............................      55,500         283,328
 *Tarrant Apparel Group................................      19,600         120,540
 Tasty Baking Co.......................................      12,600         208,278
 TB Woods Corp.........................................       5,400          43,335
 *TBA Entertainment Corp...............................      12,800          50,048
 *TBC Corp.............................................      25,650         212,639
 *TCSI Corp............................................      25,300          28,463
 *#Team Communications Group, Inc......................       5,800           6,119
 *TEAM Mucho, Inc......................................       2,800           9,380
 *Team, Inc............................................       7,600          23,180
 Tech/Ops Sevcon, Inc..................................       4,000          36,200
 *Techdyne, Inc........................................       7,100           9,940
 Teche Holding Co......................................         700          12,565
 *Technical Communications Corp........................         400             756
 *Technisource, Inc....................................      12,300          18,266
 Technitrol, Inc.......................................       7,800         195,000
 Technology Research Corp..............................       7,000          11,655
 *Technology Solutions Corp............................      62,100         123,579
 Tecumseh Products Co. Class A.........................       1,500          78,098
 *Tegal Corp...........................................      20,000          55,600
 *Tejon Ranch Co.......................................      13,900         365,570
 *Telemate.Net Software, Inc...........................       2,500           3,875
 *Telescan, Inc........................................      22,300          11,039
 *Teletech Holdings, Inc...............................      20,000         182,100
 *Teletouch Communications, Inc........................       4,200           3,360
 *#Teligent, Inc.......................................      38,200          21,201
 *Telscape International, Inc..........................      22,000           4,840
 *Telular Corp.........................................      16,500         181,005
 *Temtex Industries, Inc...............................       2,000           1,110
 *TenFold Corp.........................................       4,500           1,868
 Tennant Co............................................      10,800         444,204
 Tenneco Automotive, Inc...............................      51,000         161,670
 *#Terayon Communication Systems, Inc..................      49,900         291,416
 *Terex Corp...........................................      38,600         848,814
 *Terra Industries, Inc................................      98,600         438,770
 *Terremark Worldwide, Inc.............................      51,100          90,958
 *Tesoro Petroleum Corp................................      49,300         766,615
 *Tessco Technologies, Inc.............................       7,200          92,772
 *Tetra Tech, Inc......................................      30,281         867,096
 *Tetra Technologies, Inc..............................      16,300         456,400
 *Texas Biotechnology Corp.............................      55,200         444,360
 Texas Industries, Inc.................................      31,600       1,034,900
 Texas Regional Banchshares, Inc. Class A..............      22,330         826,880
 TF Financial Corp.....................................       2,600          50,466
 *TFC Enterprises, Inc.................................      11,400          20,235
 *Thackeray Corp.......................................       4,100           9,635
 *#Theglobe.com, Inc...................................      31,900           7,816
 *Theragenics Corp.....................................      37,800         371,952
 *Therma-Wave, Inc.....................................       9,600         138,768
 *Thermo Fibergen, Inc.................................       6,800          80,240
 *Thermo Fibertek, Inc.................................      94,100         366,990
 *Thermwood Corp.......................................         200             775
 *TheStreet.com, Inc...................................      24,900          44,073
 Thistle Group Holdings Co.............................       7,100          66,421
 Thomas & Betts Corp...................................      11,000         229,790
 *Thomas Group, Inc....................................       6,600          35,145

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Thomas Industries, Inc................................      17,450    $    475,513
 *Thomaston Mills, Inc.................................       1,900              27
 Thor Industries, Inc..................................      16,900         430,950
 *Thoratec Laboratories Corp...........................      77,843         866,393
 *Thorn Apple Valley, Inc..............................       4,600             115
 *T-HQ, Inc............................................      29,800       1,444,108
 Three Rivers Bancorp, Inc.............................       7,300          81,395
 *Three-Five Systems, Inc..............................      21,499         326,140
 *#Tidel Technologies, Inc.............................      19,900          31,243
 *Tier Technologies, Inc. Class B......................      13,800         135,309
 *TII Industries, Inc..................................      11,260          12,724
 Timberland Bancorp, Inc...............................       6,600         102,630
 Timberline Software Corp..............................      23,200         125,860
 Timken Co.............................................      13,500         238,950
 *Tipperary Corp.......................................      17,900          53,700
 *Titan Corp...........................................       3,000          67,080
 Titan International, Inc..............................      21,500         112,230
 *Titan Pharmaceuticals, Inc...........................      11,400         356,820
 *Titanium Metals Corp.................................      41,900         553,499
 *#TiVo, Inc...........................................      17,500         144,025
 *TMBR/Sharp Drilling, Inc.............................       6,200         107,415
 *T-Netix, Inc.........................................      17,300          41,088
 *Todd Shipyards Corp..................................      13,600         106,080
 *Toddhunter International, Inc........................       4,600          36,892
 *Tofutti Brands, Inc..................................       6,900          15,180
 *Toll Brothers, Inc...................................      38,700       1,263,555
 *Tollgrade Communications, Inc........................      16,000         510,640
 Tompkins County Trustco, Inc..........................         330          12,540
 *Topps, Inc...........................................      63,500         632,778
 Toreador Resources Corp...............................       4,900          29,155
 Toro Co...............................................      17,900         732,110
 *Total Entertainment Restaurant Corp..................      12,800          39,680
 *Tower Air, Inc.......................................      13,300           1,097
 *Tower Automotive, Inc................................      66,400         658,024
 *Towne Services, Inc..................................       1,040           1,310
 *Toymax International, Inc............................      11,100          22,311
 *Track Data Corp......................................      65,500         103,163
 *Track 'n Trail, Inc..................................       4,900             515
 *Tractor Supply Co....................................      12,500         193,375
 *Tradestation Group, Inc..............................      32,100         118,610
 *Traffix, Inc.........................................      22,200          73,371
 *Trailer Bridge, Inc..................................       9,800          19,110
 *Trammell Crow Co.....................................      45,300         462,060
 *#Trans World Airlines, Inc...........................      65,900           3,295
 *Trans World Entertainment Corp.......................      72,700         604,137
 *Transact Technologies, Inc...........................       8,900          77,875
 *Transaction Systems Architects, Inc..................      33,300         383,117
 *#Transcrypt International, Inc.......................       7,800           1,755
 *Transkaryotic Therapies, Inc.........................      24,900         645,657
 *Transmation, Inc.....................................       6,700          16,482
 *Transmedia Network, Inc..............................      20,400          73,440
 *Transmontaigne Oil Co................................      41,200         237,312
 *Transport Corp. of America...........................       5,200          32,760
 *Transport Industries, Inc............................       1,400           5,054
 *Transportation Components, Inc.......................      21,000           1,313
 Transpro, Inc.........................................       6,700          19,430
 Transtechnology Corp..................................       6,300          56,133
 *#TransTexas Gas Corp. Class A........................         236           3,629
 *Transworld Healthcare, Inc...........................      19,300          48,250
 *Travelocity.com, Inc.................................      29,100         938,039
 *#Travis Boats & Motors, Inc..........................       3,300           8,993
 *TRC Companies, Inc...................................       8,800         451,000
                                                            SHARES           VALUE+
                                                            ------           ------
 Tredegar Industries, Inc..............................      25,900    $    514,892
 Tremont Corp..........................................       5,100         203,490
 *Trend-Lines, Inc. Class A............................       2,100              95
 *#Trendwest Resorts, Inc..............................      36,600         887,184
 Trenwick Group, Ltd...................................      22,775         517,676
 *Trex Co., Inc........................................      12,500         362,750
 *Triad Guaranty, Inc..................................      17,000         600,100
 *Triad Hospitals, Inc.................................      30,365         750,016
 *Triangle Pharmaceuticals, Inc........................      57,100         259,805
 *Triarc Companies, Inc. Class A.......................      30,600         772,650
 Trico Bancshares......................................       4,950          83,160
 *Trico Marine Services, Inc...........................      54,700         708,639
 *Trident Microsystems, Inc............................      22,100         105,749
 *Trimble Navigation, Ltd..............................      27,100         528,586
 *#Trimedyne, Inc......................................       5,400           7,749
 *Trimeris, Inc........................................      19,000         888,535
 Trinity Industries, Inc...............................      11,800         263,730
 *Trio-Tech International..............................         400           1,440
 *TriPath Imaging, Inc.................................      43,152         377,796
 *Triple S Plastics, Inc...............................       3,800          25,574
 *Tripos, Inc..........................................       8,800         106,480
 *#Tristar Corp........................................       1,000           4,525
 *Triumph Group........................................      10,800         492,264
 *TriZetto Group, Inc..................................      35,000         351,750
 *TRM Copy Centers Corp................................       8,100          12,555
 *Tropical Sportswear International Corp...............       9,300         185,489
 *Troy Group, Inc......................................      13,100          53,252
 *#Trump Hotels & Casino Resorts, Inc..................      31,000          62,000
 Trust Co. of New Jersey...............................      31,400         634,123
 Trustco Bank Corp.....................................      72,680         861,621
 *TSR, Inc.............................................       6,400          34,144
 Tucker Anthony Sutro Corp.............................      36,000         788,400
 *Tuesday Morning Corp.................................      47,400         632,316
 *Tufco Technologies, Inc..............................       4,500          40,500
 *Tularik, Inc.........................................      10,700         273,385
 *Tumbleweed Communications Corp.......................      25,295          99,536
 Tupperware Corp.......................................       4,900         112,014
 *#TurboChef Technologies, Inc.........................      20,500          17,015
 *Turnstone Systems, Inc...............................       9,100          63,473
 *#Tut Systems, Inc....................................      18,700          43,104
 *Tvia, Inc............................................       6,900          14,801
 *Tweeter Home Entertainment Group, Inc................       7,800         210,444
 Twin Disc, Inc........................................       3,600          60,660
 *Twinlab Corp.........................................      39,700          69,872
 *Tyler Technologies, Inc..............................      59,200         156,288
 U.S. Aggregates, Inc..................................      10,000          10,100
 *U.S. Concrete, Inc...................................       8,400          74,046
 U.S. Freightways Corp.................................      10,700         303,506
 *U.S. Home & Garden, Inc..............................      23,700          20,738
 U.S. Industries, Inc..................................      66,300         375,921
 *#U.S. Interactive, Inc...............................      38,700          21,769
 *U.S. Physical Therapy, Inc...........................       6,700         164,251
 *U.S. Plastic Lumber Corp.............................      46,100          57,164
 *U.S. Vision, Inc.....................................       7,700          26,912
 *Ubics, Inc...........................................       8,400          11,592
 *Ucar International, Inc..............................      54,200         691,050
 UCBH Holdings, Inc....................................      20,600         553,419
 *UFP Technologies, Inc................................       3,800           6,327
 UGI Corp..............................................      36,300         967,758
 *Ugly Duckling Corp...................................      19,500          84,435

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *UICI.................................................      51,500    $    437,750
 UIL Holdings Corp.....................................      15,600         739,596
 *Ulticom, Inc.........................................      10,900         304,710
 *Ultimate Electronics, Inc............................      15,900         393,446
 *Ultimate Software Group, Inc.........................      22,500         108,338
 *Ultradata Systems, Inc...............................       2,000           1,590
 *Ultrak, Inc..........................................      18,700          50,864
 *Ultralife Batteries, Inc.............................      17,700         104,253
 *Ultratech Stepper, Inc...............................      33,800         630,539
 UMB Financial Corp....................................       6,000         225,900
 Umpqua Holdings Corp..................................      13,282         157,525
 *Unapix Entertainment, Inc............................       6,100              43
 Unico American Corp...................................       7,200          42,336
 *Unidigital, Inc......................................       6,100              76
 *Unifab International, Inc............................       9,500          43,700
 *Unifi, Inc...........................................      88,900         693,420
 Unifirst Corp.........................................      13,150         241,303
 *Unify Corp...........................................      25,700           5,911
 *Unigraphics Solutions, Inc...........................       6,000         177,060
 *Unimark Group, Inc...................................      10,100           6,212
 *Uni-Marts, Inc.......................................       6,500          12,025
 *Union Acceptance Corp. Class A.......................       5,200          27,924
 Union Community Bancorp...............................       2,300          30,222
 *Uniroyal Technology Corp.............................      44,200         415,701
 Unisource Energy Corp.................................      50,580       1,271,075
 *Unit Corp............................................      56,100       1,212,882
 *United Auto Group, Inc...............................      27,800         389,478
 United Bankshares, Inc. WV............................      11,800         282,315
 United Community Financial Corp.......................      40,900         285,073
 United Financial Corp.................................         400           7,202
 United Fire Casualty Co...............................       6,200         206,553
 United Guardian, Inc..................................       1,900          10,450
 United Industrial Corp................................      19,800         344,520
 United National Bancorp...............................      18,400         370,208
 *United Natural Foods, Inc............................      29,200         512,898
 United Parcel Service, Inc............................       5,660         336,487
 *United Retail Group, Inc.............................      18,600         172,050
 *#United Road Services, Inc...........................         720             216
 *United States Energy Corp............................      11,500          69,000
 *United Stationers, Inc...............................      13,300         378,053
 *United Therapeutics Corp.............................      19,600         254,898
 Unitil Corp...........................................       6,100         160,125
 *Unity Bancorp, Inc...................................       2,600          11,440
 *Universal Access, Inc................................     113,000         521,495
 *Universal American Financial Corp....................       8,400          51,030
 Universal Corp........................................      36,500       1,453,430
 *Universal Display Corp...............................       9,000         152,955
 *Universal Electronics, Inc...........................      24,100         495,858
 Universal Forest Products, Inc........................      24,000         475,680
 *Universal Stainless & Alloy Products, Inc............       6,500          64,675
 *Uno Restaurant Corp..................................      17,700         166,380
 *Unova, Inc...........................................     103,500         522,675
 *UQM Technologies, Inc................................      24,200         170,610
 *Urban Outfitters, Inc................................      34,200         540,873
 *Urocor, Inc..........................................      14,400         229,824
 *Urologix, Inc........................................      16,700         371,492
 *#Uromed Corp. New....................................       4,720           9,015
 *URS Corp.............................................      21,200         573,884
 *Ursus Telecom Corp...................................       8,500             425
 *US LEC Corp..........................................      14,800          54,834
 *US Liquids, Inc......................................      25,300         115,368
                                                            SHARES           VALUE+
                                                            ------           ------
 *US Oncology, Inc.....................................     103,582    $    775,311
 *US Unwired, Inc......................................      10,000          83,350
 *US Xpress Enterprises, Inc. Class A..................      20,523         158,027
 *USA Truck, Inc.......................................      10,200          68,748
 *USABancShares.com, Inc...............................       5,300           5,221
 *USANA, Inc...........................................      14,000          25,900
 USB Holding Co., Inc..................................      14,805         201,348
 *USData Corp..........................................      17,100           9,149
 Usec, Inc.............................................      72,400         678,388
 USG Corp..............................................      33,900         283,404
 *Utah Medical, Inc....................................       6,300          64,260
 *V.I. Technologies, Inc...............................      18,500         182,410
 *#VA Linux Systems, Inc...............................      21,200          79,818
 *Vail Banks Inc.......................................       1,300          15,795
 *Vail Resorts, Inc....................................      23,300         481,145
 *Valence Technology, Inc..............................      43,400         328,972
 *Valentis, Inc........................................      43,566         254,861
 Valley National Bancorp...............................      20,198         544,942
 *Valley National Gases, Inc...........................       4,200          19,215
 Valmont Industries, Inc...............................      31,600         503,862
 *Value City Department Stores, Inc....................      49,000         502,250
 Value Line, Inc.......................................      10,900         451,478
 *Valuevision International, Inc. Class A..............      25,900         530,044
 *Vans, Inc............................................      19,200         471,936
 *#Vari L Co., Inc.....................................       7,500          15,000
 *Variflex, Inc........................................       5,100          35,190
 *Vari-Lite International, Inc.........................       4,800           7,656
 *#Vaxgen, Inc.........................................      13,700         295,235
 *VDI Media............................................      12,200          43,676
 Vector Group, Ltd.....................................      30,762       1,046,523
 Vectren Corp..........................................      27,066         597,888
 *Veeco Instruments, Inc...............................       5,400         248,697
 *Ventana Medical Systems, Inc.........................      22,400         569,632
 *#Ventro Corp.........................................       8,100           4,658
 *Venture Catalyst, Inc................................       8,000           2,800
 *Venturian Corp.......................................         330           1,602
 *#Verado Holdings, Inc................................      20,000           8,800
 *Veramark Technologies, Inc...........................      10,400          14,404
 *Verdant Brands, Inc..................................       4,517              41
 *Verilink Corp........................................      22,000          95,150
 *Veritas DGC, Inc.....................................      24,300         850,743
 *Verity, Inc..........................................      25,200         389,214
 *Vermont Pure Holdings, Ltd...........................      12,300          33,210
 *Versant Object Technology Corp.......................       6,500          11,538
 *Versar, Inc..........................................       3,600           7,740
 *#Verso Technologies, Inc.............................       5,546           5,158
 *Vertel Corp..........................................      41,800          60,819
 *#Vertex Interactive, Inc.............................      29,000          55,245
 *Verticalbuyer Inc....................................         920              64
 *VerticalNet , Inc....................................      32,900          71,558
 Vesta Insurance Group, Inc............................      26,000         257,140
 *Vestcom International, Inc...........................      11,700          27,027
 *VIA NET.WORKS, Inc...................................       6,400          10,720
 *#viaLink Co..........................................      25,500          68,213
 *Viant Corp...........................................      38,500          64,873
 *Viasat, Inc..........................................      27,000         470,205
 *Viasystems Group, Inc................................      26,500          83,740
 *#Viatel, Inc.........................................      60,200          15,652
 *VIB Corp.............................................         109             933
 *Vical, Inc...........................................      31,700         442,374
 *Vicon Industries, Inc................................       6,400          15,424
 *Vicor Corp...........................................      10,100         210,838

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vidamed, Inc.........................................      10,800    $     77,814
 *Video Display Corp...................................       3,600          19,800
 *Viewpoint Corp.......................................      43,900         229,378
 *Viisage Technology, Inc..............................      15,900          33,152
 Vintage Petroleum, Inc................................      14,700         317,520
 *Vion Pharmaceuticals, Inc............................      28,800         203,040
 *Virage, Inc..........................................       9,800          41,062
 *Virbac Corp..........................................      25,400         107,315
 Virco Manufacturing Corp..............................      14,330         142,584
 *#ViroPharma, Inc.....................................      22,800         662,226
 *Virtualfund.Com, Inc.................................      22,400           3,808
 *#Vision Sciences, Inc................................       5,100           6,936
 *#Visionics Corp......................................      25,600         135,680
 *#VISTA Information Solutions, Inc....................      25,100          22,841
 *Vista Medical Technologies, Inc......................      30,000          23,250
 *#Visual Data Corp....................................      13,600          22,032
 *Visual Networks, Inc.................................      30,200         202,189
 *Visx, Inc. DE........................................      23,000         479,550
 Vital Signs, Inc......................................      19,500         673,725
 *Vitalcom, Inc........................................       6,000           7,140
 *Vitech America, Inc..................................      26,150          17,651
 *Vitria Technology, Inc...............................      28,200         141,564
 *Vivus, Inc...........................................      50,200         223,641
 *Vixel Corp...........................................       9,400          35,391
 *Vlasic Foods International, Inc......................      50,100           2,004
 *Vodavi Technology, Inc...............................       4,300           3,354
 *Volt Information Sciences, Inc.......................      22,800         413,820
 *#V-ONE Corp..........................................      19,400          27,451
 *#Voxware, Inc........................................      20,000           7,200
 *VTEL Corp............................................      38,600          52,110
 Vulcan International Corp.............................         700          27,038
 *Vysis, Inc...........................................      15,200         293,892
 W.P. Carey & Co. LLC..................................      11,300         238,430
 Wabash National Corp..................................      36,800         425,040
 Wabtec Corp...........................................      37,000         482,850
 *Wackenhut Corp. Class A..............................       5,000          80,250
 *Wackenhut Corp. Class B Non-Voting...................      11,950         152,482
 *Wackenhut Corrections Corp...........................      30,100         427,420
 *Walker Interactive Systems, Inc......................      21,900          15,549
 *Wall Street Deli, Inc................................       1,500           1,215
 Wallace Computer Services, Inc........................      60,500       1,036,970
 Walter Industries, Inc................................      69,600         793,440
 *#Warnaco Group, Inc..................................      78,100          45,298
 Warren Bancorp, Inc...................................       9,500          86,213
 Warwick Community Bancorp, Inc........................       5,300          86,072
 Washington Banking Co.................................       3,700          33,115
 *#Washington Group Intl., Inc.........................      73,300          75,499
 Washington Savings Bank FSB...........................       1,600           6,280
 Washington Trust Bancorp, Inc.........................      10,700         232,030
 *Waste Connections, Inc...............................      45,600       1,361,388
 *Waste Holdings, Inc..................................      17,100         136,800
 *WatchGuard Technologoes, Inc.........................      21,000         130,725
 *Waterlink, Inc.......................................      24,300           5,589
 Waters Instruments, Inc...............................         200           1,125
 Watsco, Inc. Class A..................................      49,100         687,400
 Watsco, Inc. Class B..................................       1,350          19,103
 Watts Industries, Inc. Class A........................      23,900         380,010
 Wausau-Mosinee Paper Corp.............................      84,600       1,142,100
 Waypoint Financial Corp...............................      45,982         551,554
 WD-40 Co..............................................      21,600         415,908
 *Webb Corp............................................      25,700         967,605
 *#Webb Interactive Services, Inc......................       8,800          29,524
                                                            SHARES           VALUE+
                                                            ------           ------
 *Webco Industries, Inc................................       6,000    $     25,500
 *Webhire, Inc.........................................      25,400          16,002
 *#WebLink Wireless, Inc...............................      54,300           3,122
 *webMethods, Inc......................................       4,600         128,041
 *Websense, Inc........................................       3,700          63,733
 Weider Nutrition International, Inc...................      15,700          38,465
 *Weirton Steel Corp...................................      55,000          57,200
 Wellco Enterprises, Inc...............................       1,000           9,150
 Wellman, Inc..........................................      47,600         810,152
 *Wells-Gardner Electronics Corp.......................       6,510          18,879
 Werner Enterprises, Inc...............................      59,200       1,175,416
 Wesbanco, Inc.........................................      25,750         597,915
 West Coast Bancorp....................................      23,709         306,794
 *West Marine, Inc.....................................      23,500         147,345
 West Pharmaceutical Services, Inc.....................      20,900         562,419
 Westaff, Inc..........................................      17,900          49,673
 Westbank Corp.........................................       4,300          35,475
 *Westcoast Hospitality Corp...........................      15,000          96,000
 Westcorp, Inc.........................................      36,840         664,594
 *Westell Technologies, Inc............................      68,260         143,005
 *Western Digital Corp.................................     125,600         541,336
 Western Gas Resources, Inc............................      35,400       1,348,740
 Western Ohio Financial Corp...........................         900          16,313
 *Western Power & Equipment Corp.......................       3,473           4,063
 *Weston (Roy F.), Inc. Class A........................      11,300          56,218
 Westpoint Stevens, Inc................................      59,400         237,006
 *Wet Seal, Inc. Class A...............................      14,200         497,639
 *WFS Financial, Inc...................................      33,600         844,200
 *White Electronics Designs Corp.......................      25,500          84,533
 *Whitehall Jewellers, Inc.............................      25,650         219,564
 *Whitman Education Group, Inc.........................      13,100          33,405
 Whitney Holdings Corp.................................       6,400         267,648
 *Whole Foods Market, Inc..............................       2,500         143,163
 *#WHX Corp............................................      19,500          29,055
 *Wickes Lumber Co.....................................      10,600          46,375
 *Wild Oats Markets, Inc...............................      37,850         313,209
 Wiley (John) & Sons, Inc. Class A.....................       2,600          52,520
 *William Lyon Homes...................................      29,100         323,010
 *Williams Clayton Energy, Inc.........................      15,300         297,509
 *Williams Controls, Inc...............................      14,700          23,373
 *Williams Industries, Inc.............................       1,200           4,902
 *Willis Lease Finance Corp............................       7,900          96,420
 *Wilshire Financial Sevices Group, Inc................         137             308
 *Wilshire Oil Co. of Texas............................       7,107          28,002
 *Wilsons The Leather Experts, Inc.....................      25,100         475,394
 *Wink Communications, Inc.............................      33,200         154,546
 Winnebago Industries, Inc.............................      31,900         607,376
 *#Wire One Technologies, Inc..........................      18,150          98,101
 *Wireless Facilities, Inc.............................       6,900          41,814
 *Wireless Telecom Group, Inc..........................      24,100          68,444
 *Wireless WebConnect!, Inc............................       8,900           4,450
 *Wireless Xcessories Group............................       6,600           3,102
 *Wisconsin Central Transportation Corp................      55,700         923,228
 *Wiser Oil Co.........................................      12,500         110,000
 *Witness Systems, Inc.................................      27,300         311,357
 *WJ Communications, Inc...............................      29,700         211,613
 *WMS Industries, Inc..................................      47,100       1,413,942
 Wolohan Lumber Co.....................................       3,200          32,672
 *Wolverine Tube, Inc..................................      15,900         262,350
 Wolverine World Wide, Inc.............................      59,900       1,018,300
 *#Women First HealthCare, Inc.........................       6,700          43,383

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Woodhead Industries, Inc..............................      17,100    $    290,102
 Woodward Governor Co..................................      16,900       1,280,006
 *Workflow Management, Inc.............................      20,600         144,715
 *Workgroup Technology Corp............................       2,000           2,390
 *World Acceptance Corp................................      24,700         238,973
 *#World Access, Inc...................................      83,272           4,996
 World Fuel Services Corp..............................      13,300         164,920
 *World Wrestling Federation Entertainment, Inc........       4,800          58,608
 *#WorldGate Communications, Inc.......................      31,600          97,486
 *#Worldpages.com, Inc.................................      55,100         149,872
 *#Worldwide Xceed Group, Inc..........................       3,450             129
 Worthington Industries, Inc...........................      34,200         393,300
 WPS Resources Corp....................................      19,000         629,090
 *WR Grace & Co........................................     137,700         249,237
 *WSI Industries, Inc..................................       2,000           5,250
 *Wyndham International, Inc...........................      43,200         111,456
 *XCare.net, Inc.......................................       5,400          43,416
 *#Xeta Corp...........................................      12,600          67,095
 *Xetel Corp...........................................      14,300          41,327
 *Xicor, Inc...........................................      29,600         206,460
 X-Rite, Inc...........................................      27,900         254,169
 *Xtra Corp............................................      15,600         797,472
 *#Xybernaut Corp......................................      33,300         118,382
 *#Yankee Candle Co., Inc..............................      23,000         427,800
 Yardville National Bancorp............................       8,700         120,713
 *Yellow Corp..........................................      35,300         671,759
 Yonkers Financial Corp................................         400           8,110
 *York Group, Inc......................................       9,200          91,816
 York International Corp...............................       8,500         299,625
 *York Research Corp...................................       5,500          19,415
 *Young Broadcasting, Inc. Class A.....................      23,400         897,975
 *Youthstream Media Networks, Inc......................      35,700          54,086
 *Zale Corp............................................      13,700         445,524
 *Zamba Corporation....................................      47,400          60,435
 *#Zany Brainy, Inc....................................      11,960           3,947
 *#Zap.com Corp........................................         334             127
 *Zapata Corp..........................................       3,340          71,476
 Zenith National Insurance Corp........................      22,100         597,805
 *Zevex International, Inc.............................       4,800          19,152
 *Zila, Inc............................................      40,157         100,794
 *#ZixIt Corp..........................................      25,800         251,421
 *Zoll Medical Corp....................................      13,200         317,790
 *Zoltek Companies, Inc................................      25,000         145,250
 *Zomax, Inc...........................................      33,900         233,063
 *#Zonagen, Inc........................................      13,600          39,100
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Zones, Inc..........................................      21,400    $     42,800
 *Zoran Corp...........................................      18,700         353,711
 *Zygo Corp............................................      15,100         445,073
 *Zymetx, Inc..........................................       8,600           7,095
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $941,328,436)..................................                 942,146,064
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525               0
 *Aura Systems Warrants 05/31/05.......................       1,262               0
 *CSF Holding, Inc. Litigation Rights..................       3,250               0
 *Fidelity Federal Bancorp Rights 06/29/01.............         543               0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....      13,190               0
 *Millicom, Inc. Contingent Value Rights...............      10,100               0
 *Safety Components International, Inc. Warrants
   04/10/03............................................         504               0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         492               0
 *Union Acceptance Corp. Rights 06/12/01...............       5,200               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $3,614,150) to be
   repurchased at $3,559,383
   (Cost $3,559,000)...................................    $  3,559       3,559,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $944,887,436)++................................                $945,705,064
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $947,081,084.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
JAPAN -- (23.6%)
COMMON STOCKS -- (23.6%)
 AIOI Insurance Co., Ltd...............................      928,735   $    3,009,283
 Aichi Bank, Ltd.......................................       10,500          629,187
 #Aisin Seiki Co., Ltd.................................      137,000        2,054,654
 Amada Co., Ltd........................................      376,000        2,186,635
 Amano Corp............................................      115,000          857,516
 Aomori Bank, Ltd......................................      170,000          681,030
 Aoyama Trading Co., Ltd...............................       41,100          649,949
 Asahi Bank, Ltd.......................................      285,000          729,170
 *Ashikaga Bank, Ltd...................................      808,000        1,210,436
 Autobacs Seven Co., Ltd...............................       10,300          277,394
 Awa Bank, Ltd.........................................      196,600          886,868
 #Bank of Fukuoka, Ltd.................................       63,000          267,758
 #Bank of Kyoto, Ltd...................................      347,400        1,555,435
 #Bank of Nagoya, Ltd..................................      185,000          952,870
 Bank of Osaka, Ltd....................................      104,000          143,545
 Bank of Yokohama, Ltd.................................      978,000        3,736,846
 #Best Denki Co., Ltd..................................      153,000          697,913
 Canon Sales Co., Inc..................................      124,900        1,310,809
 Casio Computer Co., Ltd...............................       60,000          393,368
 Chiba Bank, Ltd.......................................      941,000        3,959,771
 Chudenko Corp.........................................       84,460        1,307,915
 Chugoku Bank, Ltd.....................................      238,800        1,629,918
 Chuo Trust and Banking Co., Ltd.......................       81,000          147,248
 Citizen Watch Co., Ltd................................      318,000        2,063,441
 Coca-Cola West Japan Co., Ltd.........................        7,000          164,955
 Cosmo Oil Co., Ltd....................................      764,000        2,154,015
 Dai Nippon Printing Co., Ltd..........................       58,000          790,776
 Daicel Chemical Industries, Ltd.......................      485,000        1,689,867
 Daido Steel Co., Ltd..................................      126,000          334,035
 *#Daiei, Inc..........................................       71,000          135,642
 Daimaru, Inc..........................................       79,000          299,192
 Daishi Bank, Ltd......................................      355,000        1,150,269
 Daito Trust Construction Co., Ltd.....................      180,784        3,560,298
 Daiwa Bank, Ltd.......................................      500,000          580,710
 #Daiwa House Industry Co., Ltd........................      663,000        5,384,573
 #Dowa Fire & Marine Insurance Co., Ltd................      383,000        1,827,647
 Ehime Bank, Ltd.......................................      143,000          521,116
 Ezaki Glico Co., Ltd..................................      174,600        1,013,920
 Fuji Photo Film Co., Ltd..............................      355,000       14,968,440
 Fukui Bank, Ltd.......................................      343,000          877,563
 Fukuoka City Bank, Ltd................................      264,532          790,346
 Fukuyama Transporting Co., Ltd........................      266,000        1,085,760
 Futaba Corp...........................................       16,000          453,796
 #Futaba Industrial Co., Ltd...........................       85,000        1,108,820
 General Sekiyu KK.....................................       41,110          306,889
 Gunma Bank, Ltd.......................................      146,000          670,897
 Gunze, Ltd............................................       24,000           99,983
 Hachijuni Bank, Ltd...................................       57,000          293,587
 Hankyu Department Stores, Inc.........................       54,000          273,136
 Hanshin Electric Railway Co., Ltd.....................      141,000          348,881
 Heiwa Corp............................................       12,000          205,521
 Higo Bank, Ltd........................................      308,000        1,052,415
 *Hino Motors, Ltd.....................................      158,000          767,261
 #Hiroshima Bank, Ltd..................................      593,000        2,011,269
 Hitachi Maxell, Ltd...................................       96,000        1,367,851
 Hitachi Metals, Ltd...................................      360,000        1,520,956
                                                            SHARES             VALUE+
                                                            ------             ------

 Hitachi, Ltd..........................................    3,717,000   $   38,289,918
 Hokkoku Bank, Ltd.....................................      102,000          381,148
 #Hokuetsu Paper Mills, Ltd............................      162,000        1,056,640
 Hokuriku Bank, Ltd....................................      891,000        1,642,224
 House Foods Corp......................................      117,000        1,364,770
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000          922,824
 Hyakujishi Bank, Ltd..................................      314,000        1,693,940
 Inax Corp.............................................      309,000        2,236,492
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      180,000          428,716
 Itoham Foods, Inc.....................................      288,000          969,534
 Iyo Bank, Ltd.........................................       60,000          331,762
 Izumi Co., Ltd........................................       19,000          161,505
 Japan Airport Terminal Co., Ltd.......................       29,000          287,266
 Joyo Bank, Ltd........................................      245,000          746,423
 Juroku Bank, Ltd......................................      349,000        1,342,308
 Kagoshima Bank, Ltd...................................      266,000        1,005,168
 Kajima Corp...........................................      826,000        2,294,058
 Kamigumi Co., Ltd.....................................      357,000        1,637,477
 Kandenko Co., Ltd.....................................      266,000        1,296,196
 Kansai Paint Co., Ltd., Osaka.........................      108,000          317,219
 *Kawasaki Heavy Industries, Ltd.......................      407,000          589,160
 Kikkoman Corp.........................................      259,000        1,717,657
 Kinden Corp...........................................       77,000          482,789
 #Kissei Pharmaceutical Co., Ltd.......................       41,000          807,440
 *#Kobe Steel, Ltd.....................................    2,632,000        1,617,034
 Koito Manufacturing Co., Ltd..........................      146,000          669,668
 Kokusai Securities Co., Ltd...........................       27,000          215,873
 Kokuyo Co., Ltd.......................................       38,000          435,263
 Komatsu, Ltd..........................................    1,279,000        6,318,574
 #Komori Corp..........................................       74,000          983,387
 #Koyo Seiko Co........................................      198,000        1,053,156
 Kubota Corp...........................................      140,000          518,431
 Kuraray Co., Ltd......................................       38,000          282,394
 Kyushu Matsushita Electric Co., Ltd...................       17,000          154,519
 Lion Corp.............................................      325,000        1,285,558
 Makita Corp...........................................      209,000        1,317,463
 *Marubeni Corp........................................    1,942,000        3,677,411
 Maruichi Steel Tube, Ltd..............................      117,000        1,327,352
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       35,464,905
 Matsushita-Kotobuki Electronics Industries Ltd........       15,000          168,532
 Michinoku Bank, Ltd...................................      187,000        1,056,026
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,987,780
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,601,969
 Mitsubishi Logistics Corp.............................        3,000           25,223
 Mitsubishi Materials Corp.............................      975,000        2,461,707
 *Mitsubishi Motors Corp...............................      359,000        1,278,042
 Mitsui Chemicals, Inc.................................          800            3,683
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000        1,117,405
 Mori Seiki Co., Ltd...................................      121,000        1,103,888
 Musashino Bank, Ltd...................................       26,000          914,661
 NHK Spring Co., Ltd...................................       71,000          236,029
 *NKK Corp.............................................    2,612,000        2,352,163
 NTN Corp..............................................      398,000        1,095,321
 Namco, Ltd............................................        5,500          118,730
 #Nanto Bank, Ltd......................................      288,000          916,209
 National House Industrial Co., Ltd....................       95,000          505,302

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 New Japan Securities Co., Ltd.........................       81,000   $      257,684
 Nichicon Corp.........................................        8,000          108,399
 Nichirei Corp.........................................      366,000        1,376,889
 Nifco, Inc............................................       45,000          479,086
 Nihon Unisys, Ltd.....................................       10,000           98,721
 Nikko Securities Co., Ltd.............................      340,000        2,761,320
 Nippon Fire and Marine Insurance Co., Ltd.............       45,000          166,639
 Nippon Kayaku Co., Ltd................................       53,000          286,366
 Nippon Meat Packers, Inc., Osaka......................        4,000           45,380
 #Nippon Mitsubishi Oil Company........................    1,863,050       11,728,340
 Nippon Paint Co., Ltd.................................       26,000           93,435
 Nippon Sanso Corp.....................................      367,000        1,667,901
 Nippon Shokubai Co., Ltd..............................      163,000          662,590
 #Nishimatsu Construction Co., Ltd.....................      364,000        1,415,317
 #Nishi-Nippon Bank, Ltd...............................       85,540          295,164
 Nissei Sangyo Co., Ltd................................      110,050        1,522,658
 Nisshin Flour Milling Co., Ltd........................       96,000          742,501
 Nisshin Steel Co., Ltd................................    1,318,000        1,297,812
 Nisshinbo Industries, Inc.............................      305,000        1,570,948
 *#Nissho Iwai Corp....................................      544,000          792,055
 Obayashi Corp.........................................      520,000        2,100,656
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          256,691
 Oita Bank, Ltd........................................      145,000          672,404
 Oji Paper Co., Ltd....................................      275,000        1,511,320
 Okumura Corp..........................................       24,000           95,943
 Onward Kashiyama Co., Ltd.............................       17,000          171,688
 Pioneer Electronic Corp...............................      117,000        3,525,164
 #Q.P. Corp............................................      168,000        1,483,185
 Rengo Co., Ltd........................................       23,000           73,363
 Rinnai Corp...........................................        5,500          104,612
 Ryosan Co., Ltd.......................................       53,000          798,435
 San In Godo Bank, Ltd.................................      222,000        1,089,261
 Sanyo Shinpan Finance Co., Ltd........................       11,000          427,706
 Sapporo Breweries, Ltd................................       33,000          106,093
 *#Sapporo Hokuyo Holdings, Inc........................           45          265,107
 Sekisui Chemical Co., Ltd.............................      557,000        2,161,059
 Sekisui House, Ltd....................................      938,000        8,588,992
 Seventy-seven (77) Bank, Ltd..........................       38,000          228,665
 #Shiga Bank, Ltd......................................      272,000        1,133,143
 Shikoku Bank, Ltd.....................................       25,000          139,707
 Shima Seiki Manufacturing Co., Ltd....................        5,000           91,525
 Shimachu Co., Ltd.....................................       20,200          287,139
 #Shimadzu Corp........................................      181,000          747,946
 Shimizu Corp..........................................      997,000        3,792,661
 Shiseido Co., Ltd.....................................       41,000          414,072
 Shohkoh Fund & Co., Ltd...............................        3,000          454,469
 Showa Shell Sekiyu KK.................................      110,000          824,861
 *Snow Brand Milk Products Co., Ltd....................      419,000        1,516,327
 Sumitomo Corp.........................................      430,000        3,079,700
 Sumitomo Forestry Co., Ltd............................      139,000          885,566
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          997,139
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,522,589
 Sumitomo Osaka Cement Co., Ltd........................       42,000          103,922
 Sumitomo Realty & Development Co., Ltd................      488,000        2,579,229
 Sumitomo Rubber.......................................       22,000          110,167
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          135,911
 Suzuken Co., Ltd......................................        7,000          200,892
 Taiheiyo Cement Corp..................................    1,209,800        2,575,992
 Taisei Corp...........................................    1,325,000        3,111,219
 Takashimaya Co., Ltd..................................      214,000        1,507,474
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,728,749
                                                            SHARES             VALUE+
                                                            ------             ------

 Teijin, Ltd...........................................      803,000   $    4,838,815
 Teikoku Oil Co., Ltd..................................      346,000        2,140,296
 Toda Corp.............................................      418,000        1,554,923
 Toho Bank, Ltd........................................      240,000          787,746
 Tokuyama Corp.........................................      248,000        1,124,996
 Tokyo Style Co., Ltd..................................      133,000        1,455,142
 Tokyo Tomin Bank, Ltd.................................       30,900          401,788
 Toppan Printing Co., Ltd..............................      100,000        1,106,716
 Toshiba TEC Corp......................................      345,000        1,007,532
 Tostem Corp...........................................      188,000        3,275,206
 Toto, Ltd.............................................      247,000        1,860,503
 Toyo Ink Manufacturing Co., Ltd.......................       29,000           93,478
 Toyo Seikan Kaisha, Ltd...............................      287,600        4,436,718
 Toyo Suisan Kaisha, Ltd...............................      116,000        1,046,558
 Toyoda Machine Works, Ltd.............................       38,000          218,751
 #Toyota Auto Body Co., Ltd............................       86,000          919,206
 Toyota Tsusho Corp....................................      314,000        1,249,975
 *Tsubasa Securities Co. Ltd...........................       28,000           89,783
 UNY Co., Ltd..........................................       19,000          215,713
 *#Ufj Holdings, Inc...................................          432        2,454,132
 Victor Co. of Japan, Ltd..............................      246,000        1,691,483
 Wacoal Corp...........................................      149,000        1,454,637
 Yamagata Bank, Ltd....................................      153,700          685,583
 Yamaguchi Bank, Ltd...................................      133,000          875,324
 Yamaha Corp...........................................       60,000          625,147
 Yamatake-Honeywell Co., Ltd...........................       87,000          885,962
 Yamazaki Baking Co., Ltd..............................       64,000          463,760
 Yasuda Trust & Banking Co., Ltd.......................    1,434,000        1,182,730
 Yokogawa Electric Corp................................      337,000        3,360,924
 *Yokohama Rubber Co., Ltd.............................      410,000          931,661
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $412,452,600)..................................                   335,820,773
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $40,114)......................................                        40,727
                                                                       --------------
TOTAL -- JAPAN
  (Cost $412,492,714)..................................                   335,861,500
                                                                       --------------
UNITED KINGDOM -- (20.7%)
COMMON STOCKS -- (20.4%)
 3I Group P.L.C........................................       97,357        1,680,434
 *AWG P.L.C............................................      151,281        1,209,959
 Abbey National P.L.C..................................      193,192        3,331,852
 Aggregate Industries P.L.C............................    1,356,006        1,690,389
 Alliance & Leicester P.L.C............................      348,000        3,767,143
 Allied Domecq P.L.C...................................      749,994        4,634,736
 Antofagasta Holdings P.L.C............................      216,000        1,595,640
 Arriva P.L.C..........................................      125,700          575,002
 Associated British Foods P.L.C........................      770,096        4,408,876
 Associated British Ports Holdings P.L.C...............      375,400        2,245,196
 BAA P.L.C.............................................    1,115,707        9,620,924
 BG Group P.L.C........................................    2,666,548       10,341,653
 BOC Group P.L.C.......................................      148,537        2,236,755
 BPB P.L.C.............................................      458,500        1,654,440
 Barclays P.L.C........................................      152,523        4,582,723
 Barratt Developments P.L.C............................      226,000        1,155,816
 Bass P.L.C............................................      741,870        8,199,462
 Berkeley Group P.L.C..................................      124,712        1,444,808
 Blue Circle Industries P.L.C..........................      309,158        2,149,865
 Bodycote International P.L.C..........................      210,360          809,861
 Britannic P.L.C.......................................      190,600        2,508,686
 British Airways P.L.C.................................    1,028,331        5,354,080

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 British Land Co. P.L.C................................      502,381   $    3,711,201
 Brixton Estate P.L.C..................................      235,685          773,431
 CGU P.L.C.............................................    1,945,330       25,535,430
 *Canary Wharf Group P.L.C.............................      468,000        3,537,003
 Caradon P.L.C.........................................      474,003        1,255,850
 Chelsfield P.L.C......................................      241,178        1,255,711
 Cookson Group P.L.C...................................      638,394        1,482,806
 Corus Group P.L.C.....................................    3,039,927        3,109,378
 DeVere Group P.L.C....................................      106,442          488,798
 Debenhams P.L.C.......................................      313,716        2,079,056
 Enterprise Oil P.L.C..................................      354,000        3,143,122
 *Fairbar, Ltd.........................................      514,078        1,679,712
 Glynwed International P.L.C...........................      143,000          497,714
 Great Portland Estates P.L.C..........................      118,365          499,411
 Great Universal Stores P.L.C..........................      819,700        6,893,735
 HSBC Holdings P.L.C...................................       84,764        1,057,265
 Halifax P.L.C.........................................      130,000        1,477,445
 Hammerson P.L.C.......................................      280,000        2,042,567
 Hanson P.L.C..........................................      599,300        4,214,319
 Hilton Group P.L.C....................................    1,251,117        4,385,640
 IMI P.L.C.............................................       24,000           85,919
 Independent Insurance Group P.L.C.....................      130,000          215,153
 Innogy Holdings PLC...................................      555,400        1,777,250
 Invensys P.L.C........................................        3,555            7,171
 Johnson Matthey P.L.C.................................      178,000        2,462,957
 Kelda Group P.L.C.....................................      161,510          853,533
 Lattice Group PLC.....................................    2,666,548        5,114,004
 Liberty International P.L.C...........................      282,297        2,169,609
 London Merchant Securities P.L.C......................      143,000          323,006
 MFI Furniture Group P.L.C.............................      350,900          626,858
 Marks & Spencer P.L.C.................................    1,937,807        6,895,983
 Mersey Docks & Harbour Co. P.L.C......................       53,050          402,443
 Millennium and Copthorne Hotels P.L.C.................      274,000        1,558,946
 Morgan Crucible Company P.L.C.........................      135,951          619,962
 *National Power P.L.C.................................      755,400        3,342,820
 Northern Foods P.L.C..................................      433,000          848,877
 #Northern Rock P.L.C..................................      344,000        2,514,327
 P & 0 Princess Cruises P.L.C..........................      495,978        2,536,547
 Peninsular & Oriental Steam Navigation Co.............      663,261        2,789,036
 Pennon Group P.L.C....................................       49,207          429,213
 Pilkington P.L.C......................................    1,175,520        1,928,812
 Pillar Property P.L.C.................................       84,000          459,429
 Powergen P.L.C........................................      558,646        5,745,835
 RMC Group P.L.C.......................................      257,000        2,628,715
 Railtrack Group P.L.C.................................      352,000        2,127,748
 Rank Group P.L.C......................................      793,530        2,558,981
 Rexam P.L.C...........................................      427,808        1,877,956
 Rio Tinto P.L.C.......................................      510,622       10,191,868
 Rolls-Royce P.L.C.....................................    1,016,036        3,428,078
 Royal & Sun Alliance Insurance Group P.L.C............    1,559,942       10,271,553
 Royal Bank of Scotland Group P.L.C....................      203,111        4,674,406
 #Safeway P.L.C........................................    1,116,713        6,083,939
 Sainsbury (J.) P.L.C..................................    1,717,331       10,600,387
 Scottish & Newcastle P.L.C............................      589,390        4,324,651
 Severn Trent P.L.C....................................      210,597        2,133,141
 Signet Group P.L.C....................................      803,000          872,680
 Slough Estates P.L.C..................................      403,200        2,122,202
 Smith (W.H.) P.L.C....................................      203,000        1,489,513
 Stagecoach Holdings P.L.C.............................    1,283,897        1,235,712
 Tate & Lyle P.L.C.....................................      469,100        1,666,032
 #Taylor Woodrow P.L.C.................................      555,439        1,546,573
                                                            SHARES             VALUE+
                                                            ------             ------

 Tesco P.L.C...........................................    4,001,409   $   14,154,359
 Thistle Hotels P.L.C..................................      466,707          815,506
 Trinity P.L.C.........................................      183,450        1,179,273
 Unilever P.L.C........................................      400,000        3,048,651
 Uniq P.L.C............................................      116,800          345,131
 United Utilities P.L.C................................      265,595        2,509,109
 Waste Recycling Group P.L.C...........................      133,875          914,792
 Whitbread P.L.C.......................................      308,446        2,870,116
 Wilson Bowden P.L.C...................................       96,900        1,121,913
 Wimpey (George) P.L.C.................................      360,900        1,066,420
 *Wincanton P.L.C......................................      116,800          318,583
 Wolseley P.L.C........................................      484,699        3,429,094
 XANSA P.L.C...........................................      244,000        1,311,999
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $262,572,388)..................................                   290,944,665
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.3%)
 *British Pound Sterling
   (Cost $4,224,638)...................................                     4,211,098
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $266,797,026)..................................                   295,155,763
                                                                       --------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
 *#AGF (Assurances Generales de France SA).............      115,514        6,564,964
 *Banque Nationale de Paris............................      324,843       28,222,556
 Cie de Saint-Gobain...................................       65,436        9,756,219
 Club Mediterranee SA..................................        1,700          108,503
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................        1,200           85,440
 #Credit Lyonnais SA...................................       57,100        1,965,477
 De la Rue Imperiale de Lyon...........................          500          728,949
 Dior (Christian) SA...................................      124,400        4,919,988
 Eiffage SA............................................        1,750          116,812
 Eridania Beghin-Say SA................................       18,900        1,702,919
 Esso SA...............................................          686           50,064
 *Euro Disney SCA......................................       85,351           70,175
 Fimalac SA............................................       15,988          553,315
 Fonciere Lyonnaise SA.................................       10,950          310,927
 #Generale des Establissements Michelin SA Series B....       87,500        3,048,980
 *Groupe Danone........................................       85,000       11,095,289
 Groupement pour le Financement de la Construction
   SA..................................................        3,400          293,953
 #Imerys SA............................................       11,000        1,110,461
 L'Air Liquide.........................................        7,865        1,081,879
 #LaFarge SA...........................................       21,804        2,036,652
 Lafarge SA............................................       76,032        6,969,826
 *Lapeyre SA...........................................       12,300          604,689
 Pechiney SA Series A..................................       55,475        3,004,673
 #Pernod-Ricard SA.....................................       38,900        2,670,752
 #Peugeot SA...........................................       37,150       10,293,729
 #Rallye SA............................................       18,020          928,661
 #Remy Cointreau SA....................................       28,750          904,088
 SEB SA................................................        9,000          436,734
 SEB SA Prime Fidelite 2002............................        7,300          365,996
 Societe des Ciments de Francais.......................       24,900        1,129,151
 Societe Financiere Interbail SA.......................       11,550          320,621
 #Societe Generale, Paris..............................      281,728       16,775,494
 Ste BIC...............................................       10,800          384,478
 #Suez (ex Suez Lyonnaise des Eaux)....................      150,000        4,577,125
 Thomson-CSF...........................................       69,203        2,833,746
 #Total SA.............................................       98,000       14,279,103

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 UNIBAIL (Union du Credit Bail Immobiliere )...........        1,400   $      223,686
 #Usinor SA............................................      167,800        2,146,249
 #Valeo SA.............................................       53,800        2,325,688
 Vivendi Universal SA..................................        7,300          465,926
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $96,476,954)...................................                   145,463,937
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864          334,290
                                                                       --------------
TOTAL -- FRANCE
  (Cost $96,703,738)...................................                   145,798,227
                                                                       --------------
GERMANY -- (9.9%)
COMMON STOCKS -- (9.9%)
 #BASF AG..............................................      640,050       25,986,536
 BHW Holding AG, Berlin................................      130,000        3,470,986
 Bankgesellschaft Berlin AG............................      233,550        1,874,687
 #Bayer AG.............................................      168,100        6,675,384
 #Bayerische Vereinsbank AG............................      290,000       14,011,087
 Berliner Kraft & Licht Bewag AG.......................      177,600        2,009,663
 #Commerzbank AG.......................................      408,050       10,203,152
 Continental AG........................................       44,100          614,899
 DBV Holding AG........................................       44,000        1,491,804
 #DaimlerChrysler AG, Stuttgart........................       15,400          706,182
 #Degussa AG...........................................        7,800          224,126
 #Deutsche Bank AG.....................................      359,305       27,622,916
 #Deutsche Lufthansa AG................................      305,250        5,614,543
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        3,209,276
 #Dresdner Bank AG.....................................      331,200       14,626,049
 #Dyckerhoff AG........................................       29,750          693,456
 FPB Holding AG........................................        5,789          742,406
 #Fresenius Medical Care AG............................       27,600        1,887,911
 Heidelberger Druckmaschinen AG........................        4,200          213,599
 Heidelberger Zement AG, Heidelberg....................       27,170        1,282,755
 Hochtief AG...........................................       91,150        1,939,230
 Karstadt Quelle AG....................................       70,000        2,183,458
 Linde AG..............................................       76,000        3,272,474
 #MAN AG...............................................      140,000        3,334,520
 #Merck KGAA...........................................       58,000        1,964,010
 SCA Hygiene Products AG...............................        3,550          661,988
 Thyssen Krupp AG......................................      108,750        1,613,119
 Vereins & Westbank AG.................................       73,187        2,034,730
 *#Volkswagen AG.......................................       15,550          764,465
                                                                       --------------
TOTAL -- GERMANY
  (Cost $118,986,142)..................................                   140,929,411
                                                                       --------------
NETHERLANDS -- (7.5%)
COMMON STOCKS -- (7.5%)
 ABN-AMRO Holding NV...................................    1,368,798       26,162,839
 Buhrmann NV...........................................       84,927        1,349,727
 DSM NV................................................      129,437        4,779,091
 *Fortis (NL)..........................................      573,133       14,151,252
 Ing Groep NV..........................................      719,607       46,966,162
 *KLM (Koninklijke Luchtvaart Mij) NV..................       61,019        1,153,371
 *Koninklijke KPN NV...................................       43,622          407,840
 Koninklijke Philips Electronics NV....................      392,656       10,763,443
 Koninklijke Vendex KBB NV.............................       11,723          155,508
                                                            SHARES             VALUE+
                                                            ------             ------

 Koninklijke Vopak NV..................................       38,986   $      883,958
 NV Holdingsmij de Telegraaf...........................        6,800          118,446
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $58,180,167)...................................                   106,891,637
                                                                       --------------
SWITZERLAND -- (6.5%)
COMMON STOCKS -- (6.5%)
 #Ascom Holding AG.....................................       70,500        3,591,746
 #Baloise-Holding, Basel...............................       26,676       26,853,986
 *Banque Cantonale Vaudois.............................        5,795        1,640,920
 Bobst SA, Prilly......................................          513          747,755
 Ciba Spezialitaetenchemie Holding AG..................        3,100          186,187
 Financiere Richemont AG...............................        8,973       22,031,998
 Fischer (Georg) AG, Schaffhausen......................       12,987        3,293,749
 Givaudan SA, Vernier..................................          892          240,398
 #Helvetia Patria Holding, St. Gallen..................        4,830        4,280,698
 Intershop Holding AG, Zuerich.........................        5,400        2,407,986
 #Jelmoli Holding AG, Zuerich..........................          500          647,982
 #Pargesa Holding SA, Geneve...........................        1,935        4,055,451
 Rieters Holdings......................................          210           51,036
 *#Sairgroup, Zuerich..................................       37,480        2,606,216
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        5,110,599
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................          550          373,712
 Sig Holding AG (Ex Sig Schweizerische Industrie
   Gesellschaft-Holding AG), Neu Hausen Am Reinfall....       40,330        4,158,821
 Sika Finanz AG, Baar..................................        1,280          356,739
 Sulzer AG, Winterthur.................................        8,280        3,170,716
 Sulzer Medic AG.......................................          400           40,412
 UBS AG................................................       14,000        2,091,381
 Unaxis Holding AG.....................................       10,000        1,688,935
 #Zurich Versicherungs-Gesellschaft - Allied AG........        9,364        3,142,159
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $69,855,294)...................................                    92,769,582
                                                                       --------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Baloise-Holding, Basel Options 06/08/01
   (Cost $117,933).....................................       26,676          105,572
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $7,300).......................................                         7,247
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $69,980,527)...................................                    92,882,401
                                                                       --------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
 Banca di Roma SpA.....................................    1,792,125        6,714,127
 #Banca Intesa SpA, Milano.............................    5,900,211       21,954,880
 #Banca Popolare di Milano.............................      224,400          937,710
 Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       36,000          353,354
 #Banca Toscana........................................      607,000        2,186,636
 #Buzzi Unicem SpA.....................................       63,000          605,554
 CIR SpA (Cie Industriale Riunite), Torino.............      400,000          598,417
 #Cia Assicuratrice Unipol SpA.........................       43,500          135,686
 #Fiat SpA.............................................      399,789        9,088,424
 #IFIL Finanziaria Partecipazioni SpA..................      510,187        3,308,185

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      378,560   $    3,240,821
 Milano Assicurazioni SpA..............................      199,000          615,666
 Parmalat Finanziaria SpA..............................      468,000        1,328,892
 Rinascente per l'Esercizio di Grande Magazzini SpA....      123,500          605,053
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       37,000          526,251
 #SNIA SpA.............................................      305,000          610,114
                                                                       --------------
TOTAL -- ITALY
  (Cost $41,315,971)...................................                    52,809,770
                                                                       --------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Aceralia Corporacion Siderurgica SA...................       22,500          282,828
 Acerinox SA...........................................      154,740        4,852,922
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        3,111,061
 Autopistas Concesionaria Espanola SA..................      476,478        4,802,017
 Azucarera Ebro Agricolas SA...........................      111,600        1,200,397
 Banco Pastor SA, La Coruna............................       39,600        1,529,248
 Cia Espanola de Petroleous SA.........................      449,382        5,142,193
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          741,827
 Endesa SA, Madrid.....................................      190,892        3,116,327
 Grupo Dragados SA, Madrid.............................      456,567        5,723,632
 Iberdrola SA..........................................      535,000        6,938,158
 Metrovacesa SA........................................       94,462        1,440,414
 *Metrovacesa SA Issue 2001............................        4,723           70,938
 Repsol SA.............................................       15,800          282,042
 Sol Melia SA..........................................        2,400           21,746
 *Terra Networks SA....................................        8,000           62,046
 Union Electrica Fenosa SA.............................      230,000        4,113,479
                                                                       --------------
TOTAL -- SPAIN
  (Cost $36,464,190)...................................                    43,431,275
                                                                       --------------
HONG KONG -- (2.7%)
COMMON STOCKS -- (2.7%)
 #Amoy Properties, Ltd.................................    4,570,500        4,980,801
 Great Eagle Holdings, Ltd.............................      724,281        1,021,448
 Hang Lung Development Co., Ltd........................    2,126,000        2,003,397
 Hysan Development Co., Ltd............................    1,735,350        2,291,611
 Kerry Properties, Ltd.................................    1,289,241        1,553,740
 New World Development Co., Ltd........................    2,269,214        2,909,323
 New World Infrastructure, Ltd.........................      880,800          660,617
 Shangri-La Asia, Ltd..................................    2,982,000        2,714,454
 Sino Land Co., Ltd....................................    4,976,107        2,264,825
 Swire Pacific, Ltd. Series A..........................    1,062,000        5,800,303
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000          944,691
 Wharf Holdings, Ltd...................................    3,776,914        8,522,486
 Wheelock and Co., Ltd.................................    3,243,000        2,702,569
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $56,018,241)...................................                    38,370,265
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $16,274)......................................                        16,274
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $56,034,515)...................................                    38,386,539
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

SWEDEN -- (2.5%)
COMMON STOCKS -- (2.5%)
 #Assidomaen AB........................................      213,850   $    4,538,678
 Electrolux AB Series B................................        4,700           69,411
 Gambro AB Series A....................................      351,000        2,510,335
 Gambro AB Series B....................................      125,700          881,487
 Holmen AB Series A....................................        6,300          128,735
 #Holmen AB Series B...................................      119,200        2,419,143
 NCC AB Series A.......................................       45,400          333,132
 *#Perstorp AB Series B................................       77,800          700,947
 SSAB Swedish Steel Series A...........................      129,900        1,254,806
 SSAB Swedish Steel Series B...........................       48,000          436,919
 Skandinaviska Enskilda Banken Series A................      196,000        1,811,395
 Skandinaviska Enskilda Banken Series C................        9,800           86,474
 *Svedala Industri AB..................................       28,700          481,164
 Svenska Cellulosa AB Series A.........................       57,000        1,241,514
 #Svenska Cellulosa AB Series B........................      266,500        5,829,376
 Svenska Handelsbanken Series A........................       60,000          835,943
 Svenska Kullagerfabriken AB Series A..................       68,400        1,041,919
 #Svenska Kullagerfabriken AB Series B.................       89,700        1,516,344
 Volvo AB Series A.....................................      194,100        2,956,673
 Volvo AB Series B.....................................      373,100        5,891,259
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $41,546,782)...................................                    34,965,654
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $111,553).....................................                       109,725
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $41,658,335)...................................                    35,075,379
                                                                       --------------
AUSTRALIA -- (2.2%)
COMMON STOCKS -- (2.1%)
 AMP, Ltd..............................................      193,473        1,988,845
 *AXA Asia Pac Hldgs...................................      878,000        1,259,486
 Amcor, Ltd............................................      631,968        2,130,244
 CSR, Ltd..............................................      960,297        3,017,934
 Commonwealth Bank of Australia........................       47,133          745,405
 Goodman Fielder, Ltd..................................    1,267,296          815,820
 Hanson P.L.C..........................................       65,823          466,775
 *Lion Nathan, Ltd.....................................      476,400        1,014,223
 MIM Holdings..........................................    1,720,362        1,081,320
 Mirvac, Ltd...........................................      562,137        1,011,540
 Normandy Mining, Ltd..................................    1,874,216          950,019
 *One Tel Ltd..........................................    1,004,200           81,443
 Orica, Ltd............................................      220,333          501,462
 Publishing and Broadcasting, Ltd......................      156,241          724,651
 Quantas Airways, Ltd..................................    1,065,767        1,917,799
 Santos, Ltd...........................................      604,627        2,031,953
 Seven Network, Ltd....................................      193,871          670,208
 Smith (Howard), Ltd...................................      161,106          764,445
 #St. George Bank, Ltd.................................      341,878        2,668,382
 Stockland Trust Group.................................      168,290          336,952
 WMC, Ltd..............................................    1,077,515        4,888,312
 Westpac Banking Corp..................................       15,961          112,457
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $31,223,968)...................................                    29,179,675
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $1,631,087)...................................                $    1,605,027
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $131).........................................           99               59
                                                                       --------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *AMP, Ltd. Contingent Rights..........................      161,533                0
 *Mirvac, Ltd. Options 06/29/01........................       15,270                8
                                                                       --------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0)............................................                             8
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $32,855,186)...................................                    30,784,769
                                                                       --------------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
 Fortum Oyj............................................    1,071,385        4,949,269
 Huhtamaki Van Leer Oyj................................        9,700          238,434
 Kesko Oyj.............................................      232,100        1,721,401
 Metra Oyj Series B....................................       95,400        2,053,908
 #Metsa-Serla Oyj Series B.............................      437,500        3,189,154
 Metso Oyj.............................................      171,757        1,841,637
 #Outokumpu Oyj Series A...............................      351,300        3,126,558
 #Pohjola Group Insurance Corp. Series A...............        9,200          198,461
 Stora Enso Oyj Series A...............................      139,100        1,591,695
 Stora Enso Oyj Series R...............................      408,700        4,728,640
 Upm-Kymmene Oyj.......................................      128,500        4,079,002
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,616,354)...................................                    27,718,159
                                                                       --------------
DENMARK -- (1.4%)
COMMON STOCKS -- (1.4%)
 Carlsberg A.S. Series B...............................       38,150        1,713,057
 Danisco A.S...........................................       52,630        1,830,775
 Danske Bank A.S.......................................      631,253        9,974,668
 *Jyske Bank A.S.......................................       49,950        1,061,836
 Nordic Baltic Holding AB..............................      925,918        5,157,614
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,091,673)...................................                    19,737,950
                                                                       --------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Bekaert SA............................................       34,000        1,172,354
 *Fortis AG............................................       32,270          325,495
 *Fortis AG VVPR.......................................      290,430            2,462
 *Glaverbel SA VVPR....................................           22                0
 *Groupe Bruxelles Lambert.............................       55,500        3,024,844
 Heidelberger Zement AG................................        7,666          376,874
 *Heidelberger Zement AG VVPR..........................        7,666               65
 Nationale a Portefeuille..............................        4,029          415,952
 Sofina SA.............................................       10,500          394,268
 Solvay SA.............................................      101,490        4,770,059
 Suez (ex Suez Lyonnaise des Eaux).....................       95,400        2,875,472
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............       95,400              809
 Tessenderlo Chemie....................................       14,400          360,067
 #Union Miniere SA.....................................       40,200        1,652,596
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $15,783,257)...................................                    15,371,320
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
 Capitaland, Ltd.......................................      517,000   $      645,961
 City Developments, Ltd................................      214,000          786,760
 Fraser & Neave, Ltd...................................      769,000        2,933,476
 *Keppel Capital Holdings, Ltd.........................      284,000          453,757
 Keppel Corp., Ltd.....................................    1,379,000        2,576,843
 Keppel Land, Ltd......................................    1,200,000        1,240,595
 *Neptune Orient Lines, Ltd............................    1,375,000        1,261,886
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $11,861,003)...................................                     9,899,278
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        2,249,783
 #Den Norske Bank ASA Series A.........................      589,194        2,491,025
 *#Kvaerner ASA........................................       47,956          373,758
 Norsk Hydro ASA.......................................       31,700        1,324,999
 Norske Skogindustrier Asa Series A....................       75,000        1,169,065
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $7,792,854)....................................                     7,608,630
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $28,225)......................................                        27,331
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,821,079)....................................                     7,635,961
                                                                       --------------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 Allied Irish Banks P.L.C..............................      101,193        1,114,188
 Eircom P.L.C..........................................      253,899          251,794
 Independent News & Media P.L.C........................      504,529        1,111,882
 Irish Permanent P.L.C.................................       35,709          400,742
 Jefferson Smurfit Group P.L.C.........................    1,559,414        2,775,746
                                                                       --------------
TOTAL -- IRELAND
  (Cost $6,347,988)....................................                     5,654,352
                                                                       --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Espirito Santo e Comercial de Lisboa............       91,145        1,236,095
 Cimpor Cimentos de Portugal SA........................      100,653        2,091,925
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       37,200          255,403
 *Portugal Telecom SA..................................       49,100          389,128
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $4,051,551)....................................                     3,972,551
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo- Und Vereinsbank AG...................       47,110        2,256,511
 Voest-Alpine Stahl AG.................................       23,100          638,305
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,894,816
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $1,333,464)...................................                     1,318,608
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

NEW ZEALAND -- (0.1%)
                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,002,578)...................................    1,509,500   $    1,073,331
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $16,478)......................................                        15,810
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,019,056)....................................                     1,089,141
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $10,783,159) to be
   repurchased at $10,624,142
   (Cost $10,623,000)..................................   $   10,623       10,623,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,339,118,402)++....................................                $1,424,005,454
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,339,211,805.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (97.9%)
COMMON STOCKS -- (97.3%)
 *ASK Corp., Yokohama..................................      64,000    $     59,249
 Achilles Corp.........................................     549,000         739,269
 Advan Co., Ltd........................................      36,000         399,024
 Aica Kogyo Co., Ltd...................................     164,000       1,062,784
 *Aichi Corp...........................................      57,000          86,829
 Aichi Machine Industry Co., Ltd.......................     157,000         309,190
 Aichi Steel Works, Ltd................................     292,000       1,685,844
 Aichi Tokei Denki Co., Ltd............................      67,000         149,992
 Aida Engineering, Ltd.................................     160,000         622,117
 Aim Services Co., Ltd.................................       2,000          20,704
 Aiphone Co., Ltd......................................      27,400         282,717
 Airport Facilities Co., Ltd...........................      72,700         279,615
 Aisan Industry Co., Ltd...............................      23,000         170,342
 *Akai Electric Co., Ltd...............................     363,000           3,055
 #Akebono Brake Industry Co., Ltd......................     141,000         269,374
 #Aloka Co., Ltd.......................................      43,000         296,751
 *Altech Co., Ltd......................................      14,000          88,369
 Amada Sonoike Co., Ltd................................     191,414         476,843
 Amatsuji Steel Ball Manufacturing Co., Ltd............      12,000          97,458
 Ando Corp.............................................     120,000         184,817
 *Ando Electronic Co., Ltd.............................      17,000         143,074
 Anest Iwata Corp......................................      74,000         113,348
 Anrakutei Co., Ltd....................................      13,000          81,182
 Aoi Advertising Promotion, Inc........................      14,000         110,167
 Aoki International Co., Ltd...........................      74,200         300,372
 Apic Yamada Corp......................................       7,000          29,456
 *Arabian Oil Co., Ltd.................................      48,300         483,732
 *Arai-Gumi, Ltd.......................................      49,300          41,491
 Araya Industrial Co., Ltd.............................      84,000          90,490
 Argo 21 Corp..........................................      12,000         252,988
 Aronkasei Co., Ltd....................................      53,000         177,975
 #Asahi Denka Kogyo KK.................................     169,000       1,159,190
 Asahi Diamond Industrial Co., Ltd.....................      68,000         372,564
 Asahi Kogyosha Co., Ltd...............................      48,000         117,152
 *Asahi Optical Co., Ltd...............................     180,000         378,724
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         749,840
 *Asahi Soft Drinks Co., Ltd...........................      69,000         517,413
 *Asahi Tec Corp.......................................      86,000         133,176
 *Asahi Techno Glass Corp..............................      34,000         165,965
 Asanuma Corp..........................................     145,000         168,406
 Ashimori Industry Co., Ltd............................      84,000         148,460
 Asia Securities Printing Co., Ltd.....................       8,000          74,735
 *Asics Corp...........................................     333,000         336,307
 *Atsugi Nylon Industrial Co., Ltd.....................     322,000         252,028
 *Aucnet, Inc..........................................      15,000         330,752
 Azel Corp., Tokyo.....................................      89,000         153,552
 Bando Chemical Industries, Ltd........................     213,000         473,254
 #Bank of Okinawa, Ltd.................................      19,300         347,601
 Bank of the Ryukyus, Ltd..............................      23,980         299,700
 Bull Dog Sauce Co., Ltd...............................       9,000          46,735
 Bunka Shutter Co., Ltd................................     134,000         287,578
 #CKD Corp.............................................     113,000         699,949
 *CTI Engineering Co. Ltd..............................      19,000          91,146
                                                            SHARES           VALUE+
                                                            ------           ------

 *Cabin Co., Ltd.......................................      67,000    $     59,207
 Calpis Co., Ltd.......................................     115,000         553,610
 Calsonic Corp.........................................     261,000         709,502
 *Canon Aptex, Inc.....................................      34,000         272,412
 #Canon Electronics, Inc...............................      40,000         323,178
 Canon System & Support, Inc...........................      35,000         194,412
 *Carolina Co., Ltd....................................      40,000          50,833
 #Catena Corp..........................................      18,000         116,041
 Central Finance Co., Ltd..............................     180,000         562,027
 #Cesar Co.............................................      79,000         132,309
 *#Chiba Kogyo Bank, Ltd...............................      38,100         353,360
 Chino Corp............................................      70,000         147,282
 *Chisan Tokan Co., Ltd................................      64,000          52,786
 Chiyoda Co., Ltd......................................      24,000         111,900
 *#Chiyoda Corp........................................     113,000         248,216
 Chofu Seisakusho Co., Ltd.............................      25,000         298,982
 *Chori Co., Ltd.......................................     175,000         164,955
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         363,339
 Chugai Ro Co., Ltd....................................     139,000         356,800
 Chugoku Marine Paints, Ltd............................     111,000         263,440
 Chugokukogyo Co., Ltd.................................      45,000          64,004
 Chukyo Coca-Cola Bottling Co., Ltd....................      40,000         317,455
 Chukyo Sogo Bank, Ltd.................................     118,000         431,998
 *Chuo Paperboard Co., Ltd.............................      76,000          73,557
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         329,944
 *#Clarion Co., Ltd....................................     171,000         356,910
 Cleanup Corp..........................................      71,000         384,817
 *Co-Op Chemical Co., Ltd..............................      80,000          67,329
 Computer Engineering & Consulting, Ltd................       8,000          87,393
 Copyer Co., Ltd.......................................      27,000          72,488
 Corona Corp...........................................      12,000         237,334
 *Credia Co., Ltd......................................      14,000         254,503
 #D'urban, Inc.........................................     114,000         170,779
 Dai Nippon Toryo, Ltd.................................     193,000         287,502
 Dai-Dan Co., Ltd......................................      80,000         322,505
 #Daido Hoxan, Inc.....................................     196,000         988,083
 Daido Kogyo Co., Ltd..................................      60,000         127,251
 Daido Steel Sheet Corp................................      84,000         144,925
 Daidoh, Ltd...........................................      54,000         151,338
 Daihen Corp...........................................     205,000         312,279
 Daiho Corp............................................      96,000         126,847
 Daiichi Cement Co., Ltd...............................      33,000          54,158
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         148,123
 *#Dai-Ichi Katei Denki Co., Ltd.......................      91,000         111,050
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000         112,734
 Daiken Corp...........................................     195,000         495,624
 #Daiki Co., Ltd.......................................      31,000         300,555
 *#Daikyo, Inc.........................................     268,000         408,248
 Daimei Telecom Engineering Corp.......................      66,000         406,043
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         530,895
 Dainippon Shigyo Co., Ltd.............................      16,000          75,408
 *Daiseki Co., Ltd.....................................      24,000         403,972
 Daiso Co., Ltd........................................     112,000         201,717
 *#Daisue Construction Co., Ltd........................      92,500          60,722
 #Daisyo Corp..........................................      24,000         268,642

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000    $     33,934
 #Daiwa House Industry Co., Ltd........................      60,600         492,165
 Daiwa Industries, Ltd.................................      76,000         211,076
 Daiwa Kosho Lease Co., Ltd............................     101,000         262,658
 *Daiwa Seiko, Inc.....................................     145,000         146,440
 *Daiwabo Co., Ltd.....................................     262,000         280,037
 Daiwabo Information System Co., Ltd...................      22,000         396,230
 *Dantani Corp.........................................      68,000          41,777
 Danto Corp............................................      42,000         154,115
 #Denki Kogyo Co., Ltd.................................      59,000         347,585
 Denyo Co., Ltd........................................      38,000         203,080
 #Deodeo Corp..........................................      71,600         435,674
 *Descente, Ltd........................................     133,000         260,806
 *Dia Kensetsu Co., Ltd................................      31,000          60,007
 Diamond Computer Service Co., Ltd.....................       8,000          68,002
 *Dijet Industrial Co., Ltd............................      34,000          46,070
 Doshisha Co., Ltd.....................................      15,000         353,476
 Dynic Corp............................................      52,000          72,210
 Eagle Industry Co., Ltd...............................      43,000         153,804
 *Eco-Tech Construction Co., Ltd.......................      68,000          69,248
 Eiden Co., Ltd........................................      40,000         229,591
 Eiken Chemical Co., Ltd...............................       9,000         145,430
 *Elna Co., Ltd........................................       5,000          15,991
 *Enshu, Ltd...........................................      69,000          90,591
 *Ensuiko Sugar Refining Co., Ltd......................      23,000          57,103
 #Exedy Corp...........................................      71,000         425,450
 *First Baking Co., Ltd................................      67,000         135,895
 *Fontaine Co., Ltd....................................       5,000          65,225
 Foster Electric Co., Ltd..............................      32,000         136,004
 France Bed Co., Ltd...................................     193,000         552,264
 *Fudo Construction Co., Ltd...........................     201,000         240,212
 #Fuji Coca Cola Bottling Co., Ltd.....................      51,000         422,782
 Fuji Denki Reiki Co., Ltd.............................      81,800         242,330
 Fuji Kiko Co., Ltd....................................      51,000          93,570
 *Fuji Kisen Kaisha, Ltd...............................       8,000          16,496
 *Fuji Kosan Co., Ltd..................................     130,000          99,562
 Fuji Kyuko Co., Ltd...................................     107,000         356,607
 *#Fuji Spinning Co., Ltd., Tokyo......................     163,000          93,284
 Fujicco Co., Ltd......................................      42,000         484,262
 *Fujii & Co., Ltd.....................................      44,000             370
 *Fujiko Co., Ltd......................................      55,000             926
 *Fujikura Kasei Co., Ltd..............................      15,000          71,705
 Fujirebio, Inc........................................      75,000         706,952
 Fujitsu Business Systems, Ltd.........................      32,500         430,799
 Fujitsu Denso, Ltd....................................      36,000         324,188
 Fujitsu Devices, Inc..................................      14,000         182,629
 Fujitsu Kiden, Ltd....................................      16,000          77,428
 Fujitsu Systems Construction, Ltd.....................      14,000         134,321
 Fujiya Co., Ltd.......................................     190,000         367,783
 Fukuda Corp...........................................      65,000         169,037
 Fukushima Bank, Ltd...................................     117,000         326,915
 *Fukusuke Corp........................................      95,000         102,340
 *Furukawa Battery Co., Ltd............................      45,000          93,166
 Furukawa Co., Ltd.....................................     208,000         355,361
 Fuso Lexel Inc........................................       8,000          65,040
 Fuso Pharmaceutical Industries, Ltd...................      78,000         403,720
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         218,078
 Gastec Service, Inc...................................      41,000         196,684
 Geostar Corp..........................................      10,000          68,928
 Godo Shusei Co., Ltd..................................      74,000         159,434
                                                            SHARES           VALUE+
                                                            ------           ------

 *Godo Steel, Ltd......................................     245,000    $    243,309
 *Goldwin, Inc.........................................      47,000          55,773
 Gourmet Kineya Co., Ltd...............................      31,000         230,895
 *Graphtec Corp........................................      39,000          50,219
 Gun-Ei Chemical Industry Co., Ltd.....................     164,000         252,584
 *#Gunze Sangyo, Inc., Tokyo...........................      90,000         256,017
 Hac Kimisawa Co., Ltd.................................      41,000         269,492
 *Hakone Tozan Railway Co., Ltd........................      52,000         120,350
 Hakuyosha Co., Ltd....................................      57,000         189,009
 *Hanwa Co., Ltd.......................................     405,000         558,997
 Happinet Corp.........................................      15,000         211,959
 Harashin Co., Ltd.....................................       8,000          60,596
 Harima Chemicals, Inc.................................      37,000         126,115
 Harumoto Corp.........................................      32,000          67,329
 Hayashikane Sangyo Co., Ltd...........................     128,000         143,276
 Heiwado Co., Ltd......................................      49,000         336,921
 #Hibiya Engineering, Ltd..............................      60,000         313,079
 *Hirabo Corp..........................................      79,000          93,747
 Hisaka Works, Ltd.....................................      48,000         242,383
 Hitachi AIC, Inc......................................      48,000         323,178
 Hitachi Electronics Engineering Co., Ltd..............      13,000          65,536
 Hitachi Kiden Kogyo, Ltd..............................      20,000          71,705
 Hitachi Koki Co., Ltd.................................     177,000         670,342
 Hitachi Medical Corp..................................      28,000         276,418
 *Hitachi Metals Techno, Ltd...........................       7,000          30,104
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         825,821
 #Hitachi Powdered Metal Co., Ltd......................      46,000         329,456
 *#Hitachi Seiki Co., Ltd..............................     141,000         178,000
 Hitachi Tool Engineering, Ltd.........................      30,000         132,553
 Hochiki Corp..........................................      42,000         111,345
 *Hodogaya Chemical Co., Ltd...........................     100,000         169,163
 *Hohsui Corp..........................................      56,000          41,003
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         247,972
 *#Hokkaido Bank, Ltd..................................     100,000         101,835
 Hokkaido Coca Cola Bottling Co., Ltd..................      26,000         191,466
 Hokkaido Gas Co., Ltd.................................      87,000         180,121
 Hokko Chemical Industry Co., Ltd......................      41,000         130,088
 *Hoko Fishing Co., Ltd................................      79,000          53,190
 *#Hokuriku Electric Industry Co., Ltd.................     112,000         198,889
 Hokuriku Electrical Construction Co., Ltd.............      36,000         104,528
 Hokuriku Gas Co., Ltd.................................      26,000          72,867
 *Hokushin Co., Ltd....................................      39,900          53,057
 Homac Corp............................................      60,000         480,222
 Honen Corp............................................     128,000         217,606
 #Horiba, Ltd..........................................      54,000         474,466
 #Hosokawa Micron Corp.................................      40,000         208,719
 *Howa Machinery, Ltd..................................     181,000         179,751
 *ISE Chemicals Corp...................................      17,000          67,245
 *Ichida and Co., Ltd..................................      78,000          46,608
 Ichikawa Co., Ltd.....................................      49,000         115,469
 Ichiken Co., Ltd......................................      48,000          61,808
 Ichikoh Industries, Ltd...............................     141,000         281,241
 Ichiyoshi Securities Co., Ltd.........................      36,000         155,731
 Idec Izumi Corp.......................................      60,000         595,354
 Ihara Chemical Industry Co., Ltd......................      80,000         146,103
 Iino Kaiun Kaisha, Ltd................................     161,000         262,868
 *#Ikegami Tsushinki Co., Ltd..........................     102,000         181,131
 *Impact 21 Co., Ltd...................................      19,000         206,918
 Inaba Denki Sangyo Co., Ltd...........................      38,000         478,438

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Inaba Seisa Kusho Co., Ltd............................      12,000    $    181,788
 #Inabata and Co., Ltd., Osaka.........................      85,000         554,410
 Inageya Co., Ltd......................................      77,000         460,108
 Intec, Inc............................................      19,000         204,040
 *Inui Steamship Co., Ltd..............................      31,000          19,306
 *Iseki & Co., Ltd.....................................     322,000         224,928
 Ishii Hyoki Co., Ltd..................................       3,000          77,260
 Ishii Iron Works Co., Ltd.............................      52,000         126,477
 *Ishikawa Seisakusho, Ltd.............................      75,000          82,057
 Ishikawajima Transport Machinery Co., Ltd.............      16,000          45,649
 Ishizuka Glass Co., Ltd...............................      49,000          88,664
 Itochu Fuel Corp......................................     192,000         985,693
 Itoki Crebio Corp.....................................      56,000         139,034
 Iuchi Seieido Co., Ltd................................      17,000         257,532
 Iwasaki Electric Co., Ltd.............................     110,000         334,203
 Iwatsu Electric Co., Ltd..............................     145,000         295,321
 *Izukyu Corp..........................................       5,000          81,636
 Izumi Co., Ltd........................................      55,000         467,514
 Izumiya Co., Ltd......................................     128,000         468,608
 *#Izutsuya Co., Ltd...................................     123,000         279,498
 JMS Co., Ltd..........................................      59,000         196,634
 Jac Holdings Co., Ltd.................................       5,000          51,338
 Jaccs Co., Ltd........................................      84,000         289,850
 Jamco Corp............................................      18,000         106,043
 *Janome Sewing Machine Co., Ltd.......................     224,000         213,028
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         137,856
 Japan Aviation Electronics Industry, Ltd..............     130,000         713,348
 #Japan Business Computer Co., Ltd.....................      34,000         681,030
 Japan Carlit Co., Ltd.................................      28,000         180,744
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          87,763
 Japan Digital Laboratory Co., Ltd.....................      28,100         313,589
 Japan Foundation Engineering Co., Ltd.................      49,200         192,543
 Japan Information Processing Service Co., Ltd.........      26,000         314,880
 Japan Kenzai Co., Ltd.................................       4,000          18,886
 *#Japan Maintenance Co., Ltd..........................      27,000         270,636
 *Japan Metals & Chemicals Co., Ltd....................     201,000         201,304
 Japan Oil Transportation Co., Ltd.....................      45,000          79,532
 *Japan Paperboard Industries Co., Ltd., Tokyo.........     127,000         195,598
 Japan Pulp and Paper Co., Ltd.........................      99,000         331,611
 *Japan Steel Works, Ltd...............................     546,000         578,993
 Japan Storage Battery Co., Ltd........................      63,000         199,360
 Japan Transcity Corp..................................      90,000         168,153
 Japan Vilene Co., Ltd.................................     101,000         243,957
 Japan Wool Textile Co., Ltd...........................     138,000         562,128
 Jastec Co., Ltd.......................................       5,000         168,322
 *Jeans Mate Corp......................................       9,800          71,261
 Jeol, Ltd.............................................      97,000         500,429
 Joban Kosan Co., Ltd..................................     101,000         126,654
 Joint Corp............................................       5,000         181,367
 #Joshin Denki Co., Ltd................................      98,000         250,732
 Jsp Corp..............................................      16,000          80,794
 *#Jujiya Co., Ltd.....................................     161,000         135,499
 #Juken Sangyo Co., Ltd................................      86,000         883,740
 #Juki Corp............................................     153,000         606,489
 K.R.S.Corp............................................       8,000          88,874
                                                            SHARES           VALUE+
                                                            ------           ------

 KTK Telecommunications Engineering Co, Ltd............      43,050    $    181,156
 Kabuki-Za Co., Ltd....................................       5,000         167,480
 #Kaga Electronics Co., Ltd............................      34,100         427,039
 #Kagawa Bank, Ltd.....................................      68,350         345,144
 Kahma Co., Ltd........................................      46,000         187,376
 *Kakuei (L.) Corp.....................................     100,000             842
 Kamei Corp............................................      59,000         327,723
 Kanaden Corp..........................................      50,000         223,026
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         373,422
 #Kanamoto Co., Ltd....................................      43,000         185,289
 *#Kanematsu Corp......................................     402,500       1,419,353
 Kanematsu Electronics, Ltd............................      38,000         269,921
 *Kanematsu-NNK Corp...................................      60,000         123,717
 Kanto Auto Works, Ltd., Yokosuka......................      78,000         461,488
 #Kanto Bank, Ltd......................................      19,100         202,542
 Kanto Denka Kogyo Co., Ltd............................      83,000         333,900
 Kanto Natural Gas Development Co., Ltd................     104,000         551,422
 *Kanto Special Steel Works, Ltd.......................      84,000          58,677
 *Kasai Kogyo Co., Ltd.................................      28,000          51,843
 Kasei (C.I.) Co., Ltd.................................      46,000         144,016
 Kasumi Co., Ltd.......................................     132,000         456,590
 Katakura Chikkarin Co., Ltd...........................      17,000          55,799
 Katakura Industries Co., Ltd..........................      49,000         426,410
 Kato Sangyo Co., Ltd..................................      17,000          83,698
 Kato Spring Works Co., Ltd............................       8,000          17,707
 Kato Works Co., Ltd...................................      82,000         106,969
 Katsumura Construction Co., Ltd.......................      48,600          52,355
 Kawada Industries, Inc................................      76,000         136,879
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000         125,812
 Kawashima Textile Manufacturers, Ltd..................     126,000         148,460
 *Kawasho Corp.........................................     222,000         274,651
 Kawasho Gecoss Corp...................................      52,000         130,416
 Kawasumi Laboratories, Inc............................      11,000         119,980
 Kayaba Industry Co., Ltd..............................     321,000         556,522
 Keihin Co., Ltd.......................................     100,000         126,241
 Keiyo Co., Ltd........................................     104,900         535,006
 Kentucky Fried Chicken Japan Ltd......................      10,000         207,036
 *#Kenwood Corp........................................     201,000         422,909
 Key Coffee, Inc.......................................      33,000         383,269
 *Kimmon Manufacturing Co., Ltd........................      41,000          57,625
 Kimura Chemical Plants Co., Ltd.......................      27,000          43,856
 *Kinki Nippon Tourist Co., Ltd........................     133,000         346,995
 *Kinki Sharyo Co., Ltd., Nagaokakyo...................     101,000         102,003
 #Kinseki, Ltd.........................................      56,000         376,570
 *Kinsho-Mataichi Corp.................................      42,000          42,064
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          76,839
 Kioritz Corp..........................................      96,000         120,384
 Kishu Paper Co., Ltd..................................     125,000         183,050
 Kitagawa Iron Works Co., Ltd..........................     124,000         168,019
 Kita-Nippon Bank, Ltd.................................       6,806         292,128
 Kitano Construction Corp..............................     116,000         222,589
 Kitz Corp.............................................     234,000         374,179
 Koa Oil Co., Ltd......................................     213,000         647,139
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         247,484
 *Kobayashi Yoko Co., Ltd..............................       6,000          66,150
 Koito Industries, Ltd.................................       8,000          20,131
 *Kokune Corp..........................................      42,000          27,925
 Kokusai Kogyo Co., Ltd................................      60,000         252,988

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Komai Tekko, Inc......................................      53,000    $    135,154
 *Komatsu Construction Co., Ltd........................      29,000          32,705
 *Komatsu Electronics Metals Co., Ltd..................      13,000          80,416
 Komatsu Forklift Co., Ltd.............................     153,000         242,080
 Komatsu Seiren Co., Ltd...............................      75,000         214,610
 Komatsu Wall Industry Co., Ltd........................      14,000         125,955
 Komatsu Zenoah Co.....................................      73,000         148,064
 *Konaka Co., Ltd......................................      27,000         202,239
 Konishi Co., Ltd......................................      28,000         254,503
 Kosaido Co., Ltd......................................      34,000         334,792
 *#Kosei Securities Co., Ltd...........................     137,000         237,519
 Krosaki Corp..........................................      96,000         134,927
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         225,341
 Kurabo Industries, Ltd................................     374,000         638,966
 Kurimoto, Ltd.........................................     204,000         456,691
 Kuroda Electric Co., Ltd..............................      18,000         363,575
 *Kyoden Co., Ltd......................................      17,000         158,812
 Kyodo Printing Co., Ltd...............................     132,000         405,487
 Kyodo Shiryo Co., Ltd.................................     145,000         143,999
 Kyoei Sangyo Co., Ltd.................................      44,000         134,051
 Kyoei Tanker Co., Ltd.................................      53,000          53,080
 Kyokuto Boeki Kaisha, Ltd.............................      36,000         148,460
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         181,798
 Kyokuyo Co., Ltd......................................     167,000         205,201
 Kyoritsu Maintenance Co., Ltd.........................       3,000          75,745
 Kyosan Electric Manufacturing Co., Ltd................      94,000         193,031
 *Kyowa Electronic Instruments Co., Ltd................      30,000          66,908
 Kyowa Leather Cloth Co., Ltd..........................      32,000         134,119
 Kyudenko Corp.........................................     122,000         410,705
 Kyushu Bank, Ltd......................................     192,000         475,072
 Laox Co., Ltd.........................................      21,000          71,049
 Life Corp.............................................      83,000         558,828
 #MR Max Corp..........................................      56,300         160,153
 Maeda Road Construction Co., Ltd......................      20,000          83,319
 Maezawa Industries, Inc...............................      27,700         176,709
 Maezawa Kaisei Industries Co., Ltd....................      20,600         248,788
 Maezawa Kyuso Industries Co., Ltd.....................      10,000          58,913
 Magara Construction Co., Ltd..........................      61,000          69,820
 *Mamiya-Op Co., Ltd...................................      26,000          50,328
 Mars Engineering Corp.................................       7,000         180,273
 #Marubun Corp.........................................      37,800         397,660
 *Marudai Food Co., Ltd................................     232,000         306,548
 Maruei Department Store Co., Ltd......................      72,000         104,831
 Maruetsu, Inc.........................................     189,000         548,771
 Maruha Corp...........................................     434,000         525,972
 #Marusan Securities Co., Ltd..........................     117,000         483,479
 Maruwa Co., Ltd.......................................      13,000         314,551
 *Maruwn Corp..........................................      44,000          74,062
 Maruyama Manufacturing Co., Inc.......................      73,000          92,156
 *#Maruzen Co., Ltd....................................     179,000         540,826
 Maruzen Showa Unyu Co., Ltd...........................     175,000         352,003
 Maspro Denkoh Corp....................................      27,000         349,941
 Matsuda Sangyo Co., Ltd...............................       8,000         103,013
 Matsui Construction Co., Ltd..........................      40,000         101,330
 Matsuo Bridge Co., Ltd................................      37,000          73,801
 Matsuya Co., Ltd......................................      74,000         255,344
 Matsuya Foods Co., Ltd................................       8,000         165,629
 Matsuzakaya Co., Ltd..................................     123,000         319,870
 Meiden Engineering Co., Ltd...........................      31,000         155,496
                                                            SHARES           VALUE+
                                                            ------           ------

 *#Meidensha Corp......................................     296,000    $    607,844
 Meiji Shipping Co., Ltd...............................      47,000          66,453
 Meiko National Securities Co., Ltd....................      99,000         201,633
 *Meisei Industrial Co., Ltd...........................      29,000          68,339
 Meito Sangyo Co., Ltd.................................      38,000         486,433
 Meito Transportation Co., Ltd.........................       5,000          46,878
 *Meiwa Trading Co., Ltd...............................      55,000          53,232
 Mercian Corp..........................................     212,000         499,579
 #Mimasu Semiconductor Industry Co., Ltd...............      30,000         378,724
 Miroku Jyoho Service Co., Ltd.........................       3,000          21,713
 #Misawa Homes Co., Ltd................................     190,000         503,703
 Misawa Resort Co., Ltd................................      40,000          82,478
 *Misawavan Corp.......................................      43,000         144,757
 Mito Securities Co., Ltd..............................      35,000          94,555
 Mitsuba Corp..........................................      67,000         287,578
 #Mitsubishi Cable Industries, Ltd.....................     270,000         574,903
 *#Mitsubishi Kakoki Kaisha, Ltd.......................     117,000         207,768
 Mitsubishi Pencil Co., Ltd............................      61,000         420,973
 Mitsubishi Plastics, Inc..............................     310,000         743,562
 *Mitsubishi Shindoh Co., Ltd..........................      82,000         165,629
 Mitsubishi Steel Manufacturing Co., Ltd...............     253,000         261,900
 Mitsuboshi Belting, Ltd...............................     153,000         377,285
 *#Mitsui Construction Co., Ltd........................     314,000         198,199
 Mitsui Home Co., Ltd..................................      97,000         351,852
 Mitsui Matsushima Co., Ltd............................      90,000         158,307
 *Mitsui Mining Co., Ltd...............................     225,000         202,617
 Mitsui Sugar Co., Ltd.................................     116,000         240,162
 *Mitsui Wood Systems, Inc.............................      41,500          35,276
 Mitsui-Soko Co., Ltd..................................     204,000         430,938
 Mitsumura Printing Co., Ltd...........................      23,000         107,238
 Mitsuuroko Co., Ltd...................................      76,000         395,287
 Miura Co., Ltd........................................      31,000         449,007
 *Miura Printing Corp..................................      16,000          57,903
 Miyaji Iron Works Co. Ltd.............................      90,000         148,460
 Miyoshi Oil & Fat Co., Ltd............................     120,000         254,503
 Miyuki Keori Co., Ltd.................................      50,000         178,842
 Mizuno Corp...........................................     120,000         391,853
 Mkc-Stat Corp.........................................      41,000         565,898
 Morinaga & Co., Ltd...................................     220,000         436,963
 Morishita Jinton Co., Ltd.............................       8,000         161,252
 Morita Corp...........................................      72,000         175,122
 Morozoff, Ltd., Osaka.................................      50,000          92,577
 Mory Industries, Inc..................................      66,000         122,202
 #Mos Food Services, Inc...............................      47,000         372,218
 *Mutoh Industries, Ltd................................      61,000         141,180
 Mutow Co., Ltd........................................      38,000         166,302
 *Mycal Hokkaido Corp..................................      26,000         179,650
 *Myojo Foods Co., Ltd.................................      25,000          47,130
 *NAC Co., Ltd.........................................      13,000          82,604
 NOF Corp..............................................      54,000         122,252
 *Nabco, Ltd...........................................     120,000         164,619
 Nachi-Fujikoshi Corp..................................     433,000         685,103
 Nagano Bank, Ltd......................................     122,000         451,776
 Nagano Japan Radio Co., Ltd...........................       6,000          28,278
 Nagatanien Co., Ltd...................................      56,000         359,603
 Naigai Clothes Co., Ltd...............................      30,000         107,558
 *Naigai Co., Ltd......................................     109,000         112,835
 Nakabayashi Co., Ltd..................................      92,000         195,119
 Nakamuraya Co., Ltd...................................      85,000         203,164
 *#Nakano Corp.........................................      66,000          43,881

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Nakayama Steel Works, Ltd.............................     206,000    $    247,921
 Nemic-Lambda KK.......................................       3,484          55,359
 Neturen Co., Ltd., Tokyo..............................      67,000         191,719
 Nichia Steel Works, Ltd...............................      64,900         190,625
 #Nichias Corp.........................................     237,000         624,314
 Nichiban Co., Ltd.....................................      58,000         170,847
 *Nichiboshin, Ltd.....................................       1,190           1,001
 #Nichiha Corp.........................................      48,000         351,456
 *Nichimen Corp........................................     190,000         244,656
 Nichimen Infinity, Inc................................      15,000         179,136
 Nichimo Co., Ltd......................................      54,000          75,442
 *Nichimo Corp.........................................      85,000          52,937
 Nichireki Co., Ltd....................................      44,000         177,378
 Nichiro Corp..........................................     289,000         544,824
 Nidec Tosok Corp......................................       3,000          21,461
 *Nihon Kentetsu Co., Ltd..............................      27,000          55,218
 Nihon Kohden Corp.....................................      85,000         254,671
 Nihon Matai Co., Ltd..................................      50,000          96,785
 #Nihon Nohyaku Co., Ltd...............................     103,000         201,111
 Nihon Nosan Kogyo KK..................................     201,000         372,160
 Nihon Parkerizing Co., Ltd............................      92,000         296,549
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000          96,145
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          79,827
 *#Niigata Chuo Bank, Ltd..............................     130,000               0
 *Niigata Engineering Co., Ltd.........................     586,000         429,069
 Nikken Chemicals Co., Ltd.............................     130,000         448,578
 Nikkiso Co., Ltd......................................     107,000         621,360
 Nikko Co., Ltd., Akashi...............................      65,000         148,796
 *Nippei Toyama Corp...................................      34,000          81,266
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         379,145
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000         123,254
 *Nippon Carbon Co., Ltd...............................     177,000         284,523
 Nippon Ceramic Co., Ltd...............................       4,000          72,378
 #Nippon Chemical Industrial Co., Ltd..................     131,000         405,723
 *Nippon Chemiphar Co., Ltd............................      49,000         129,902
 Nippon Chutetsukan KK.................................      44,000          75,173
 *Nippon Columbia Co., Ltd.............................      99,000         174,971
 *Nippon Concrete Industries Co., Ltd..................      65,000          61,269
 Nippon Conlux Co., Ltd................................      63,000         303,812
 *Nippon Conveyor Co., Ltd.............................      43,000          37,999
 Nippon Denko Co., Ltd.................................     159,000         258,265
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         381,350
 *Nippon Denwa Shisetu Co., Ltd........................      90,000         265,864
 #Nippon Felt Co., Ltd.................................      28,000          94,496
 Nippon Fine Chemical Co., Ltd.........................      40,000         171,688
 Nippon Flour Mills Co., Ltd...........................     147,000         355,066
 Nippon Formula Feed Manufacturing Co., Ltd............     100,000         127,083
 Nippon Gas Co., Ltd...................................      62,000         327,167
 Nippon Hume Pipe Co., Ltd.............................      43,000          65,141
 *Nippon Kasei Chemical Co., Ltd.......................     154,000         221,629
 *Nippon Kinzoku Co., Ltd..............................      93,000          97,054
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         325,619
 Nippon Kokan Koji Corp................................       7,000          20,914
 #Nippon Konpo Unyu Soko Co., Ltd......................      59,000         395,253
 *Nippon Koshuha Steel Co., Ltd........................     151,000         123,270
 *#Nippon Lace Co., Ltd................................      26,000          25,164
 *Nippon Light Metal Co., Ltd..........................     243,000         233,143
 *#Nippon Metal Industry Co., Ltd......................     282,000         374,987
 Nippon Pipe Manufacturing Co., Ltd....................      35,000         113,701
                                                            SHARES           VALUE+
                                                            ------           ------

 *Nippon Piston Ring Co., Ltd..........................     133,000    $    133,201
 Nippon Road Co., Ltd..................................     147,000         236,299
 Nippon Seiki Co., Ltd.................................      38,000         204,360
 Nippon Seisen Co., Ltd................................      39,000          77,133
 Nippon Sharyo, Ltd....................................     215,000         365,511
 Nippon Shinyaku Co., Ltd..............................      59,000         422,067
 Nippon Signal Co., Ltd................................     109,000         344,925
 Nippon Soda Co., Ltd..................................     129,000         379,987
 *Nippon Steel Chemical Co., Ltd.......................     241,000         535,465
 Nippon Suisan Kaisha, Ltd.............................     246,000         465,831
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         213,634
 Nippon Typewriter Co., Ltd............................      11,000          36,660
 *Nippon Valqua Industries, Ltd........................     119,000         201,304
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000         173,834
 Nippon Yusoki Co., Ltd................................      49,000         124,541
 Nishimatsuya Chain Co., Ltd...........................      17,000         243,940
 *Nissan Construction Co., Ltd.........................     128,000          94,799
 *#Nissan Diesel Motor Co., Ltd........................     284,000         372,867
 Nissan Shatai Co., Ltd................................     251,000         445,725
 *Nisseki House Industry Co., Ltd......................     260,000         201,313
 Nissha Printing Co., Ltd..............................      81,000         538,546
 #Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         288,790
 Nisshin Oil Mills, Ltd................................     122,000         372,715
 Nissin Corp...........................................     150,000         231,022
 Nissin Electric Co., Ltd..............................     187,000         365,124
 Nissin Kogyo Co., Ltd.................................       6,000         171,688
 Nissin Sugar Manufacturing Co., Ltd...................      48,000          65,444
 *Nissui Pharmaceutical Co., Ltd.......................      13,000          66,958
 #Nitsuko Corp.........................................      75,000         382,511
 Nitta Corp............................................      42,000         384,935
 Nittetsu Mining Co., Ltd..............................     147,000         355,066
 #Nitto Boseki Co., Ltd................................     364,000         643,326
 Nitto Construction Co., Ltd...........................      19,000          32,461
 Nitto Electric Works, Ltd.............................      67,000         554,292
 Nitto Flour Milling Co., Ltd..........................      54,000         108,618
 Nitto Seiko Co., Ltd..................................      56,000          86,719
 *Nitto Seimo Co., Ltd.................................      32,000          21,814
 Nittoc Construction Co., Ltd..........................      61,000         100,109
 Nohmi Bosai, Ltd......................................      59,000         203,585
 Nomura Co., Ltd.......................................       6,000          18,179
 O-M, Ltd..............................................      46,000          48,005
 *OKK Corp.............................................     101,000          96,903
 Obayashi Road Corp....................................      65,000         136,761
 Odakyu Construction Co., Ltd..........................      29,000          57,356
 Odakyu Real Estate Co., Ltd...........................      58,000         101,532
 Ohki Corp.............................................      73,000         121,646
 *Ohkura Electric Co., Ltd.............................      34,000          43,780
 Ohtsu Tire & Rubber Co., Ltd..........................     126,000         214,206
 Oiles Corp............................................      30,000         477,192
 Okabe Co., Ltd........................................      39,000         113,567
 Okamoto Industries, Inc...............................     212,000         472,816
 Oki Electric Cable Co., Ltd...........................      56,000         136,206
 Okinawa Electric Power Co., Ltd.......................      10,000         169,584
 Okuma and Howa Machinery, Ltd.........................      69,000          91,171
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         294,092
 Olympic Corp..........................................      10,000         166,049
 *Ono Sokki Co., Ltd...................................      43,000          78,892
 *Optec Dai-Ichi Denko Co., Ltd........................     192,333         147,301
 Organo Corp...........................................     101,000         483,664

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Oriental Construction Co., Ltd........................      39,000    $    136,543
 Oriental Yeast Co., Ltd...............................      16,000          85,103
 #Origin Electric Co., Ltd.............................      54,000         295,405
 Osaka Oxygen Industries, Ltd..........................     190,000         399,764
 Osaka Securities Finance Co., Ltd.....................      54,000         104,528
 Osaka Steel Co., Ltd..................................      62,000         224,373
 #Osaki Electric Co., Ltd..............................      56,000         311,059
 #Oyo Corp.............................................      47,000         516,597
 P.S.C. Corp...........................................      35,000         116,942
 PCA Corp..............................................       3,000          31,308
 Pacific Industrial Co., Ltd...........................      78,000         218,600
 *#Pacific Metals Co., Ltd.............................     299,000         455,470
 #Parco Co., Ltd.......................................      82,000         324,356
 *#Pasco Corp..........................................     111,500         377,234
 Penta-Ocean Construction Co., Ltd.....................      72,000         113,314
 #Pigeon Corp..........................................      37,000         312,330
 Pilot Corp............................................      32,000         193,907
 Pokka Corp............................................      48,000         161,589
 *Press Kogyo Co., Ltd.................................     143,000         119,147
 *Prima Meat Packers, Ltd..............................     230,000         207,120
 Pulstec Industrial Co., Ltd...........................       7,200          70,897
 Raito Kogyo Co., Ltd..................................      84,900         342,973
 Rasa Industries, Ltd..................................     119,000         260,394
 Renown Look, Inc......................................      50,000          74,482
 *#Renown, Inc.........................................     402,000         318,027
 Rheon Automatic Machinery Co., Ltd....................      40,000         124,221
 #Rhythm Watch Co., Ltd................................     344,000         518,229
 Ricoh Elemex Corp.....................................      11,000          56,935
 #Ricoh Leasing Co., Ltd...............................       4,000          81,299
 #Right ON Co., Ltd....................................      14,000         192,055
 Riken Corp............................................     193,000         503,535
 Riken Keiki Co., Ltd..................................      33,000         137,477
 Riken Vinyl Industry Co., Ltd.........................     123,000         346,785
 Riken Vitamin Co., Ltd................................      16,000         226,225
 *Ringer Hut Co., Ltd..................................      26,000         259,300
 *Roland Corp..........................................      15,400         210,224
 Royal Co., Ltd........................................      62,000         647,029
 *Ryobi, Ltd...........................................     238,000         404,612
 Ryoden Trading Co., Ltd...............................      80,000         237,670
 Ryoyo Electro Corp....................................      45,000         546,120
 *S Foods, Inc.........................................      28,000         210,907
 S.T. Chemical Co., Ltd................................      48,000         298,940
 #SMK Corp.............................................     127,000         513,045
 SPC Electronic Corp...................................      29,000         244,067
 SRL, Inc..............................................      23,000         309,712
 SXL Corp..............................................     148,000         332,570
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          83,656
 Sagami Chain Co., Ltd.................................      37,000         297,694
 Sagami Co., Ltd.......................................      60,000         153,509
 #Sailor Pen Co., Ltd..................................      16,000          55,210
 Sakai Heavy Industries, Ltd...........................      60,000         118,667
 *Sakai Ovex Co., Ltd..................................      85,000          62,952
 Sakata Inx Corp.......................................      92,000         243,898
 *Sakurada Co., Ltd....................................      38,000          31,981
 San-Ai Oil Co., Ltd...................................     118,000         347,585
 Sankei Building Co., Ltd..............................      97,000         293,074
 Sanki Engineering Co., Ltd............................      76,000         418,313
 Sanko Co., Ltd........................................       2,000          18,347
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          54,536
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         232,646
 Sankyo Seiko Co., Ltd.................................      86,000         178,775
                                                            SHARES           VALUE+
                                                            ------           ------

 *Sankyu, Inc., Tokyo..................................     415,000    $    349,268
 Sanoh Industrial Co., Ltd.............................      53,000         222,134
 Sanshin Electronics Co., Ltd..........................      51,000         302,171
 Sanwa Electric Co., Ltd...............................      17,000          39,345
 Sanyo Denki Co., Ltd..................................      36,000         140,885
 Sanyo Industries, Ltd., Tokyo.........................      48,000         173,708
 Sanyo Shokai, Ltd.....................................     200,000         590,810
 Sanyo Special Steel Co., Ltd..........................     339,000         539,227
 Sasebo Heavy Industries Co., Ltd., Tokyo..............     257,000         222,782
 Sata Construction Co., Ltd., Gumma....................      61,000          63,146
 Sato Shoji Corp.......................................      31,000         105,925
 Satori Electric Co., Ltd..............................       2,400          21,209
 Sawafugji Electric Co., Ltd...........................      31,000          60,007
 Seika Corp............................................     145,000         203,796
 *Seikitokyu Kogyo Co., Ltd............................      86,000          60,798
 *Seiko Corp...........................................      47,407         194,304
 #Seiren Co., Ltd......................................      81,000         249,503
 *Seiyo Food Systems, Inc..............................     137,000         386,257
 Sekisui Jushi Co., Ltd................................      85,000         302,601
 Sekisui Plastics Co., Ltd.............................     150,000         282,781
 Senko Co., Ltd........................................     205,000         389,918
 Senshukai Co., Ltd....................................      70,000         331,089
 Setouchi Bank, Ltd....................................      11,000          36,568
 Shaddy Co., Ltd.......................................      27,000         345,396
 #Shibaura Engineering Works Co., Ltd..................      71,000         349,562
 Shibusawa Warehouse Co., Ltd..........................     119,000         267,404
 Shibuya Kogyo Co., Ltd................................      54,000         366,302
 *Shikibo, Ltd.........................................     155,000         103,055
 #Shikoku Chemicals Corp...............................      89,000         322,084
 #Shikoku Coca-Cola Bottling Co., Ltd..................      31,000         270,813
 Shimizu Bank, Ltd.....................................      12,600         455,984
 *#Shimura Kako Co., Ltd...............................      55,000         299,949
 Shin Nippon Air Technologies Co., Ltd.................      37,180         119,219
 Shinagawa Fuel Co., Ltd...............................     160,000         669,248
 Shinagawa Refractories Co., Ltd.......................     116,000         205,992
 Shindengen Electric Manufacturing Co., Ltd............      68,000         362,835
 Shin-Etsu Polymer Co., Ltd............................      68,000         339,370
 Shinki Co., Ltd.......................................      13,000         121,663
 *#Shinko Electric Co., Ltd............................     257,000         410,958
 Shinko Shoji Co., Ltd.................................      41,000         240,507
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         415,292
 *Shinmaywa Industries, Ltd............................     168,000         371,857
 *Shinsho Corp.........................................     110,000         145,346
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         182,276
 Shinyei Kaisha........................................      54,000          89,985
 #Shiroki Co., Ltd.....................................     132,000         255,513
 Sho-Bond Corp.........................................      24,100         290,044
 Shobunsha Publications, Inc...........................      25,000         277,731
 *Shochiku Co., Ltd....................................      99,000         424,095
 Shoei Co., Ltd........................................       6,000          70,695
 Shoko Co., Ltd........................................     156,000         224,508
 Shokusan Bank, Ltd....................................      28,000          94,260
 *#Shokusan Jutaku Sogo Co., Ltd.......................     207,000         139,370
 *Showa Aircraft Industry Co., Ltd.....................      22,000          57,398
 #Showa Corp...........................................     117,000         917,724
 *Showa Denko KK.......................................     293,000         584,422
 #Showa Electric Wire & Cable Co., Ltd., Kawasaki......     313,000         495,236

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Showa Highpolymer Co., Ltd............................      79,000    $    235,364
 Showa Mining Co., Ltd.................................       8,000          15,486
 Showa Sangyo Co., Ltd.................................     282,000         522,134
 *#Silver Seiko, Ltd...................................      87,000         113,491
 Sintokogio, Ltd., Nagoya..............................     108,000         299,949
 *Snow Brand Seed Co., Ltd.............................       4,000          16,832
 Soda Nikka Co., Ltd...................................      35,000          60,680
 #Sodick Co., Ltd......................................      24,000         104,831
 *Sokkisha Co., Ltd....................................      40,000          76,081
 Sonton Food Industry Co., Ltd.........................      10,000          71,537
 Sotetsu Rosen Co., Ltd................................      42,000         175,677
 Star Micronics Co., Ltd...............................       6,000          77,260
 Subaru Enterprise Co., Ltd............................      36,000         109,073
 Suminoe Textile Co., Ltd..............................     142,000         218,701
 *Sumitomo Coal Mining Co., Ltd........................     181,000         111,202
 *#Sumitomo Construction Co., Ltd......................     428,000         302,575
 Sumitomo Corporation's Leasing, Ltd...................      38,000         607,642
 Sumitomo Densetsu Co., Ltd............................      50,700         209,508
 *Sumitomo Light Metal Industries, Ltd.................     493,000         464,703
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         256,674
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         232,638
 #Sumitomo Warehouse Co., Ltd..........................     203,000         627,007
 *Sun Wave Corp........................................      88,000         154,789
 Sun-S, Inc............................................      38,300         228,214
 SunTelephone Co., Ltd.................................      65,000         183,260
 Suruga Corp...........................................       5,000          61,858
 *Suzutan Co., Ltd.....................................      62,000          75,661
 *T.Hasegawa Co., Ltd..................................      18,000         190,574
 TYK Corp..............................................      67,000         122,925
 Tabai Espec Corp......................................      34,000         253,812
 Tachihi Enterprise Co., Ltd...........................       8,000         168,995
 Tachikawa Corp........................................      14,000          75,526
 Tachi-S Co., Ltd......................................      16,000          83,084
 Tadano, Ltd...........................................     206,000         355,412
 Taihei Dengyo Kaisha, Ltd.............................      66,000         185,524
 Taihei Kogyo Co., Ltd.................................     114,000         134,321
 Taiheiyo Kouhatsu, Inc................................      90,000          96,953
 Taiho Kogyo Co., Ltd..................................      30,000         320,906
 Taikisha, Ltd.........................................      97,000         620,434
 #Taisei Fire & Marine Insurance Co., Ltd..............     118,000         353,543
 *Taisei Prefab Construction Co., Ltd..................     134,000         129,692
 Taisei Rotec Corp.....................................     127,000         175,290
 Taito Co., Ltd........................................      70,000         143,158
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         519,374
 Takada Kiko Co., Ltd..................................      31,000         120,796
 Takagi Securities Co., Ltd............................      34,000         197,155
 Takamatsu Corp........................................      12,500         126,241
 Takano Co., Ltd.......................................       7,000          97,206
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......     156,000         192,998
 *#Taka-Q Co., Ltd.....................................      69,500          53,228
 #Takara Co., Ltd......................................      54,000         606,716
 Takara Printing Co., Ltd..............................       6,000          58,071
 *Takarabune Corp......................................      52,000          53,392
 *Takasago Electric Industry Co., Ltd..................      22,000         346,608
 #Takasago International Corp..........................      91,000         483,260
 *Takasaki Paper Manufacturing Co., Ltd................     157,000         114,955
 Takashima & Co., Ltd..................................      60,000          68,675
 Takigami Steel Construction Co., Ltd..................      18,000          58,172
                                                            SHARES           VALUE+
                                                            ------           ------

 Takiron Co., Ltd......................................     140,000    $    407,675
 Tamura Corp...........................................     112,000         357,246
 *Tamura Electric Works, Ltd...........................      74,000         181,232
 *Tanseisha Co., Ltd...................................      26,000          85,996
 Tasaki Shinju Co., Ltd................................      53,000         193,141
 *Tateho Chemical Industries Co., Ltd..................      26,500          50,627
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         140,061
 Tayca Corp............................................      74,000         167,531
 Teac Corp.............................................     109,000         268,785
 Techno Ryowa, Ltd.....................................       3,400          14,880
 Tecmo, Ltd............................................      22,000         247,921
 Teijin Seiki Co., Ltd.................................     138,000         516,832
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         229,128
 *Teikoku Piston Ring Co., Ltd.........................      42,000         111,698
 Teikoku Sen-I Co., Ltd................................      39,000          65,645
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         207,659
 Teisan KK.............................................      39,000         176,586
 Tekken Corp...........................................     274,000         246,743
 Ten Allied Co., Ltd...................................      37,000         124,870
 Tenma Corp............................................      50,000         712,422
 Teraoka Seisakusho Co., Ltd...........................      13,000          72,210
 Tetra Co., Ltd., Tokyo................................      41,000          75,913
 The Daito Bank, Ltd...................................     114,000         320,451
 Tigers Polymer Corp...................................       4,000          18,852
 *Titan Kogyo KK.......................................      36,000          50,295
 Toa Corp..............................................     293,000         337,830
 Toa Doro Kogyo Co., Ltd...............................      85,000         148,796
 *Toa Oil Co., Ltd.....................................      67,000          80,071
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          46,692
 *Tobu Store Co., Ltd..................................      71,000         121,301
 Tochigi Bank, Ltd.....................................      60,000         324,693
 Tochigi Fuji Industrial Co., Ltd......................      51,000         107,305
 Toda Kogyo Corp.......................................      88,000         393,267
 Todentu Corp..........................................      57,000         143,915
 Toenec Corp...........................................      80,000         302,979
 *Toho Co., Ltd........................................      35,000         256,270
 Toho Real Estate Co., Ltd.............................      98,000         330,736
 Toho Titanium Co., Ltd................................      20,000         175,728
 #Toho Zinc Co., Ltd...................................     205,000         389,918
 Tohoku Bank, Ltd......................................      44,000          79,246
 Tohoku Misawa Homes Co. Ltd...........................      24,000         115,132
 *Tohpe Corp...........................................      36,000          37,569
 Tohto Suisan Co., Ltd.................................      54,000         111,345
 Tokai Carbon Co., Ltd.................................     186,000         433,614
 #Tokai Corp...........................................     108,000         695,337
 *#Tokai Kanko Co., Ltd................................     333,000         168,153
 Tokai Pulp Co., Ltd...................................      88,000         325,130
 Tokai Rika Co., Ltd...................................      61,000         580,121
 *Tokai Senko KK, Nagoya...............................      47,000          41,138
 Tokai Tokyo Securities Co., Ltd.......................     366,250         835,329
 Tokico, Ltd...........................................     189,000         351,532
 *Tokimec, Inc.........................................     119,000         143,217
 Toko Electric Corp....................................      39,000         104,376
 Toko, Inc.............................................      81,000         338,125
 Tokushima Bank, Ltd...................................      61,200         353,334
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         458,694
 Tokyo Denki Komusho Co., Ltd..........................      57,000         203,880
 Tokyo Denpa Co., Ltd..................................      11,000         234,220

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tokyo Kikai Seisakusho, Ltd...........................     132,000    $    453,257
 Tokyo Leasing Co., Ltd................................      29,000         145,464
 Tokyo Nissan Auto Sales Co., Ltd......................      63,000         112,936
 #Tokyo Rakutenchi Co., Ltd............................      92,000         288,807
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         312,910
 Tokyo Sangyo Co., Ltd.................................      36,500         100,757
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         265,773
 #Tokyo Tatemono Co., Ltd..............................     244,000         449,722
 *Tokyo Tekko Co., Ltd.................................      67,000          57,516
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         163,036
 Tokyo Tungsten Corp...................................      18,000         175,122
 Tokyotokeiba Co., Ltd.................................     422,000         433,294
 *Tokyu Car Corp.......................................     213,000         155,959
 Tokyu Community Corp..................................      19,000         207,877
 *#Tokyu Construction Co., Ltd.........................     356,000         227,706
 *#Tokyu Department Store Co., Ltd.....................     406,000         389,530
 *Tokyu Hotel Chain Co., Ltd...........................     189,000         324,491
 Tokyu Recreation Corp.................................      18,000          94,075
 Tokyu Store Chain Corp................................     175,000         452,154
 *Tokyu Tourist Corp...................................      38,000          47,972
 Toli Corp.............................................     101,000         186,156
 Tomato Bank, Ltd......................................     128,000         337,182
 Tomen Electronics Corp................................      10,000         413,230
 Tomoe Corp............................................      56,000          96,617
 *Tomoegawa Paper Co., Ltd.............................      55,000         204,132
 Tomoku Co., Ltd.......................................     185,000         392,358
 Tonami Transportation Co., Ltd........................     173,000         326,140
 Topcon Corp...........................................      68,000         202,020
 Topre Corp............................................      85,000         330,500
 Topy Industries, Ltd..................................     325,000         530,635
 Torigoe Co., Ltd......................................      21,000          69,105
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         214,737
 Toshiba Chemical Corp.................................      27,000          66,125
 Toshiba Engineering & Construction Co., Ltd...........     101,000         308,559
 *Toshiba Machine Co., Ltd.............................     294,000       1,021,899
 Toshiba Tungaloy Co., Ltd.............................     124,000         448,746
 Tosho Printing Co., Ltd...............................      94,000         188,285
 Tostem Corp...........................................      27,608         480,967
 Totenko Co., Ltd......................................      35,000          88,664
 Totetsu Kogyo Co., Ltd................................      53,000          90,549
 Totoku Electric Co., Ltd., Tokyo......................      62,000         135,146
 Tottori Bank, Ltd.....................................     127,000         368,751
 *#Towa Corp...........................................      28,000         398,014
 *#Towa Real Estate Development Co., Ltd...............     160,000          98,300
 Toyo Bussan Co., Ltd..................................      11,000          71,284
 #Toyo Chemical Co., Ltd...............................      52,000         178,118
 #Toyo Communication Equipment Co., Ltd................      79,000         463,415
 *Toyo Construction Co., Ltd...........................     290,000         195,253
 *Toyo Electric Co., Ltd...............................      67,000          79,507
 *#Toyo Engineering Corp...............................     247,000         621,554
 *#Toyo Kanetsu KK.....................................     206,000         381,417
 Toyo Kohan Co., Ltd...................................     140,000         421,814
 #Toyo Radiator Co., Ltd...............................     104,000         412,254
 Toyo Securities Co., Ltd..............................     113,000         263,432
 *Toyo Shutter Co., Ltd................................      77,000          85,541
 *Toyo Sugar Refining Co., Ltd.........................      60,000          65,645
 Toyo Tire & Rubber Co., Ltd...........................     307,000         537,418
 Toyo Umpanki Co., Ltd.................................     146,000         378,455
                                                            SHARES           VALUE+
                                                            ------           ------

 Toyo Wharf & Warehouse Co., Ltd.......................     118,000    $    158,896
 Tsubaki Nakashima Co., Ltd............................      47,000         449,747
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          75,543
 *Tsudakoma Corp.......................................     101,000         119,854
 *#Tsugami Corp........................................     124,000         358,997
 *Tsukamoto Co., Ltd...................................      44,000          56,287
 Tsukishima Kikai Co., Ltd.............................      60,000         411,547
 *#Tsumura & Co........................................     124,000         505,100
 Tsurumi Manufacturing Co., Ltd........................      42,000         203,602
 Tsutsumi Jewelry Co., Ltd.............................      24,800         492,577
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         187,031
 *Tsuzuki Denki Co., Ltd...............................       5,000          16,832
 U-Shin, Ltd...........................................      38,000         191,247
 Ube Material Industries, Ltd..........................      16,000          18,313
 Uchida Yoko Co., Ltd..................................      72,000         313,281
 Ueki Corp.............................................      47,000          76,342
 #Uniden Corp..........................................      76,000         345,396
 Unimat Offisco Corp...................................      27,700         291,407
 Unisia Jecs Corp......................................     215,000         354,654
 *Unitika, Ltd.........................................     699,000         547,105
 *Utoc Corp............................................      38,000          43,814
 Wakachiku Construction Co., Ltd.......................     194,000         174,701
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         172,900
 *Wakodo Co., Ltd......................................       2,000          57,229
 Warabeya Nichiyo Co., Ltd.............................       6,000          51,506
 Yahagi Construction Co., Ltd..........................      59,000         169,820
 *Yahagi Corp..........................................      40,000               0
 Yamaichi Electronics Co., Ltd.........................      21,000         323,784
 Yamamura Glass Co., Ltd...............................     213,000         381,830
 *Yamatane Corp........................................     131,000         142,224
 #Yamatane Securities Co., Ltd.........................     203,000         401,490
 Yamato Corp...........................................      36,000         105,740
 *Yamato International, Inc............................      43,000          51,027
 Yamato Kogyo Co., Ltd.................................     130,000         561,269
 Yamaura Corp..........................................      19,000          52,609
 Yamazen Co., Ltd......................................     140,000         268,642
 Yaoko Co., Ltd........................................      29,000         323,388
 Yasuda Warehouse Co., Ltd.............................      18,000          57,718
 Yellow Hat, Ltd., Tokyo...............................      44,000         351,793
 Yokogawa Bridge Corp..................................      70,400         236,405
 *Yokohama Matsuzakaya, Ltd............................      27,000          22,042
 Yokohama Reito Co., Ltd...............................     111,000         714,652
 #Yokowo Co., Ltd......................................      28,000         358,424
 Yomeishu Seizo Co., Ltd...............................      46,000         296,162
 Yomiuri Land Co., Ltd.................................     157,000         510,032
 Yondenko Corp.........................................      58,800         191,018
 Yonekyu Corp..........................................      41,500         373,717
 Yorozu Corp...........................................      26,800         106,686
 Yoshihara Oil Mill, Ltd...............................      36,000          89,379
 #Yoshimoto Kogyo Co., Ltd.............................      60,000         560,512
 #Yuasa Corp...........................................     260,000         490,153
 Yuasa Funashoku Co., Ltd..............................      33,000          57,490
 *#Yuasa Trading Co., Ltd..............................     174,000         212,338
 *Yuken Kogyo Co., Ltd.................................      60,000          63,121
 *Yuki Gosei Kogyo Co., Ltd............................      14,000         102,508
 Yukiguni Maitake Co., Ltd.............................      12,000          68,574
 *Yuraku Real Estate Co., Ltd..........................      39,000          73,851
 Yurtec Corp...........................................     119,000         349,529
 Yushiro Chemical Industry Co., Ltd....................      10,000          58,913
 #Zenchiku Co., Ltd....................................     126,000         239,657

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Zensho Co., Ltd.......................................        6,000   $     61,202
 *Zexel Corp...........................................      214,000        291,769
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $404,717,755)..................................                 225,645,886
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.6%)
 *Japanese Yen
   (Cost $1,321,843)...................................                   1,339,378
                                                                       ------------
TOTAL -- JAPAN
  (Cost $406,039,598)..................................                 226,985,264
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01(Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $4,977,473) to be
   repurchased at $4,903,527
   (Cost $4,903,000)...................................   $    4,903      4,903,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $410,942,598)++................................                $231,888,264
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $413,833,136.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                            SHARES           VALUE+
                                                            ------           ------
HONG KONG -- (31.3%)
COMMON STOCKS -- (31.2%)
 ABC Communications (Holdings), Ltd....................      930,000   $     50,674
 ALCO Holdings, Ltd....................................      314,000         22,947
 *AWT World Transport Holdings, Ltd....................      250,800            322
 *Acme Landis Holdings, Ltd............................      170,000         13,077
 *Aeon Credit Service (Asia) Co., Ltd..................      200,000         75,002
 *Allied Group, Ltd....................................    7,298,000        449,119
 *Allied Properties (Hong Kong), Ltd...................    6,786,000        230,556
 *Anex International Holdings, Ltd.....................      152,000          1,754
 *Applied International Holdings, Ltd..................    1,243,000         25,817
 Arts Optical International Holdings, Ltd..............      164,000         33,852
 *Asia Commercial Holdings, Ltd........................       72,800          3,173
 Asia Financial Holdings, Ltd..........................    1,900,794        365,547
 *Asia Securities International, Ltd...................    2,386,600        116,273
 Asia Standard Hotel Group, Ltd........................       38,000          1,072
 Asia Standard International Group, Ltd................    2,870,000        136,145
 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000         99,808
 Associated International Hotels, Ltd..................      898,000        457,646
 Beauforte Investors Corp., Ltd........................       72,000         62,771
 *Beijing Development (Hong Kong), Ltd.................      166,000         35,542
 *Benelux International, Ltd...........................       30,000            108
 Bossini International Holdings, Ltd...................      122,000         15,329
 Boto International Holdings, Ltd......................    2,290,000         80,739
 *#Burwill Holdings, Ltd...............................    2,059,200        282,487
 *CCT Telecom Holdings, Ltd............................    1,449,700        167,277
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 CNPC (Hong Kong), Ltd.................................    2,490,000        280,930
 *CNT Group, Ltd.......................................    3,078,000        104,576
 Cafe de Coral Holdings, Ltd...........................    1,191,000        587,880
 *Capetronic International Holdings, Ltd...............      292,490        119,999
 *Capital Asia, Ltd....................................       98,736          2,279
 *Cash On-Line, Ltd....................................       90,073          1,351
 *Central China Enterprises, Ltd.......................    2,104,000         43,430
 *Century City International Holdings, Ltd.............      542,056          5,282
 Champion Technology Holdings, Ltd.....................   12,037,007        313,279
 *Cheerful Holdings, Ltd...............................      900,735         26,561
 Chen Hsong Holdings, Ltd..............................    1,515,000        277,757
 *Cheuk Nang Technologies (Holdings), Ltd..............    7,500,080         46,156
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         32,865
 *Cheung Wah Development Co., Ltd......................      904,000         86,925
 Chevalier (OA) International, Ltd.....................    1,776,251         91,092
 *Chevalier Construction Holdings, Ltd.................      131,203          3,196
 Chevalier International Holdings, Ltd.................    2,923,895        224,921
 *China Aerospace International Holdings, Ltd..........    1,499,400        198,003
 *China Development Corp., Ltd.........................    1,725,000         23,664
 *China Digicontent Co., Ltd...........................    2,710,000          3,474
 *China Everbright International, Ltd..................    1,975,000        139,266
 *China Everbright Technology, Ltd.....................    3,244,000        232,909

                                                            SHARES           VALUE+
                                                            ------           ------

 China Foods Holdings, Ltd.............................    1,544,000   $    380,071
 *China Hong-Kong Photo Products Holdings, Ltd.........    2,338,000        242,799
 *China Investments Holdings, Ltd......................      175,000          6,507
 China Motor Bus Co., Ltd..............................      114,200      1,013,917
 China Online (Bermuda), Ltd...........................   10,580,000        149,209
 China Overseas Land & Investment, Ltd.................    4,558,000        818,124
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        319,608
 *China Sci-Tech Holdings, Ltd.........................    2,786,000         29,647
 *China Star Entertainment, Ltd........................    1,676,400         41,051
 China Strategic Holdings, Ltd.........................    3,760,000         43,868
 #China Travel International Investment, Ltd...........    2,730,000        542,514
 *China United Holdings, Ltd...........................    1,639,800          2,102
 *Chinese Estates Holdings, Ltd........................    1,204,000        135,839
 *Chinney Investments, Ltd.............................    1,144,000         57,935
 Chow Sang Sang Holdings International, Ltd............    1,098,400        214,053
 Chuangs China Investments, Ltd........................    1,347,000         62,171
 Chuang's Consortium International, Ltd................    1,858,884         64,348
 Chun Wo Holdings, Ltd.................................    1,671,917         66,450
 *Chung Hwa Development Holdings, Ltd..................    1,691,712          2,386
 *Cig-Wh International Holdings, Ltd...................      472,000         17,852
 *Climax International Co., Ltd........................      296,000          2,087
 *Companion Building Material International Holdings,
   Ltd.................................................    1,731,606         15,762
 *Compass Pacific Holdings, Ltd........................      416,000         36,801
 Continental Holdings, Ltd.............................       98,825          6,018
 Continental Mariner Investment Co., Ltd...............    1,629,000        248,533
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         61,048
 *Crocodile Garments, Ltd..............................    1,539,000         37,095
 Cross Harbour Tunnel Co., Ltd.........................      365,603        146,479
 *Culturecom Holdings, Ltd.............................    2,161,000        152,382
 *Cybersonic Technology, Ltd...........................      193,000          5,444
 *DC Finance Holdings, Ltd.............................       27,000            748
 *Dah Hwa International Holdings, Ltd..................    1,122,000         23,735
 Daido Group, Ltd......................................      223,000          3,088
 Dickson Concepts International, Ltd...................      222,000         81,117
 *DigitalHongKong.com..................................       15,318            530
 *Dong-Jun Holdings, Ltd...............................    2,484,000          4,459
 *Dransfield Holdings, Ltd.............................      190,000          2,680
 Dynamic Holdings, Ltd.................................      158,000         19,042
 *Easyknit International Holdings, Ltd.................      707,150         20,671
 #Egana International Holdings, Ltd....................   19,766,208        491,634
 Egana Jewelry & Pearls, Ltd...........................    3,317,899         65,509
 *Ehealthcareasia, Ltd.................................       66,900          1,501
 Elec & Eltek International Holdings, Ltd..............    3,078,790        363,149
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         43,726
 Emperor International Holdings, Ltd...................      644,369         49,568
 *Englong International, Ltd...........................      130,000              0

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Essential Enterprises Co., Ltd.......................      320,000   $     20,924
 *Esun Holdings, Ltd...................................      653,600         70,389
 *Evergo China Holdings, Ltd...........................    3,720,000         57,232
 Fairwood Holdings, Ltd................................      426,000          7,646
 *Fairyoung Holdings, Ltd..............................    1,446,000         28,365
 Far East Consortium International, Ltd................    1,641,378        117,846
 *Far East Holdings International, Ltd.................       70,000          3,051
 *Far East Hotels & Entertainment, Ltd.................    1,853,000        121,161
 First Sign International Holdings, Ltd................    1,050,000         29,616
 Fong's Industries Co., Ltd............................      962,000         71,535
 *Fortuna International Holdings, Ltd..................    2,727,000         17,132
 *Founder Holdings, Ltd................................      590,000        156,959
 Fountain Set Holdings, Ltd............................    1,274,000        147,004
 Four Seas Frozen Food Holdings, Ltd...................      347,184         21,588
 Four Seas Mercantile Holdings, Ltd....................      592,000        134,342
 *Four Seas Travel International, Ltd..................      600,000          2,231
 Frankie Dominion International, Ltd...................      630,173         20,198
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000         15,172
 *G-Prop (Holdings), Ltd...............................       18,910          1,479
 Glorious Sun Enterprises, Ltd.........................      840,000        132,465
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        245,807
 Golden Resources Development International, Ltd.......    1,456,500         84,965
 *Gold-Face Holdings, Ltd..............................    2,003,600        215,778
 Goldlion Holdings, Ltd................................    2,052,000        119,703
 *Goldtron (Bermuda) Holdings, Ltd.....................      747,111         34,962
 Golik Holdings, Ltd...................................    1,536,500         42,156
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        158,939
 Grande Holdings, Ltd..................................      504,105        484,729
 Great Wall Electronic International, Ltd..............    3,159,034         67,637
 *Greaterchina Technology Group, Ltd...................      150,410          5,303
 Group Sense (International), Ltd......................    2,062,000         85,919
 *#Guangdong Investment, Ltd...........................    2,150,000        226,031
 *Guangnan Holdings, Ltd...............................      762,000         23,154
 *Guangzhou Investment Co., Ltd........................    3,510,000        373,510
 HKCB Bank Holding Co., Ltd............................    1,130,000        550,527
 HKR International, Ltd................................      403,260        162,859
 Hanny Holdings, Ltd...................................    5,466,336         98,817
 Harbour Centre Development, Ltd.......................      784,000        603,092
 *Harbour Ring International Holdings, Ltd.............    2,636,000        106,457
 Henderson China Holdings, Ltd.........................      911,000        449,672
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         15,481
 High Fashion International, Ltd.......................      178,000         45,642
 *Hikari Tsushin International, Ltd....................    2,248,000         38,620
 *Hinet Holdings, Ltd..................................    2,129,057         21,018
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         91,021
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        598,161
 *Hong Kong Parkview Group, Ltd........................    1,130,000        275,263
 *Hop Hing Holdings, Ltd...............................      660,265         22,856
 Hopewell Holdings, Ltd................................      420,000        214,044
 Hsin Chong Construction Group, Ltd....................    1,569,658         98,609
 *Hualing Holdings, Ltd................................    1,344,000         98,218
 Hung Hing Printing Group, Ltd.........................      934,442        359,410
 IDT International, Ltd................................    4,028,486        397,694
 *IMC Holdings, Ltd....................................      604,000         92,925
 *ITC Corp., Ltd.......................................      466,157         41,238
 *Ideal Pacific Holdings, Ltd..........................      838,000         65,538

                                                            SHARES           VALUE+
                                                            ------           ------

 *Imgo, Ltd............................................    1,464,000   $    114,495
 *Innovative International (Holdings), Ltd.............    1,474,003         13,229
 *Interchina Holdings Co., Ltd.........................    1,805,000        115,708
 *Interform Ceramics Technologies, Ltd.................    1,104,000         22,364
 International Bank of Asia, Ltd.......................    2,615,714        729,400
 International Pipe, Ltd...............................    2,022,392        145,201
 *Iquorom Cybernet, Ltd................................    4,145,000         16,474
 *Island Dyeing & Printing Co., Ltd....................      444,000         11,556
 *Isteelasia.com, Ltd..................................      667,286         17,110
 JCG Holdings, Ltd.....................................    1,048,333        668,665
 Jackin International Holdings, Ltd....................      210,000         12,923
 *Jinhui Holdings Co., Ltd.............................      370,000         11,243
 K Wah International Holdings, Ltd.....................    3,940,915        222,314
 *KPI Co., Ltd.........................................      264,000          4,772
 *KTP Holdings, Ltd....................................      180,400         10,177
 *Kader Holdings Co., Ltd..............................      545,600         15,109
 *Kantone Holdings, Ltd................................      371,706         10,866
 Karrie International Holdings, Ltd....................       66,000          2,792
 Keck Seng Investments (Hong Kong), Ltd................      858,600         73,753
 Kee-Shing Holdings Co., Ltd...........................      886,000         77,243
 King Fook Holdings, Ltd...............................    1,000,000         30,642
 Kingboard Chemical Holdings, Ltd......................      926,000        513,468
 Kingmaker Footwear Holdings, Ltd......................      962,500        201,143
 *Kong Sun Holdings, Ltd...............................      480,000         14,770
 *Kong Tai International Holdings Co., Ltd.............    8,300,000        143,658
 *#Kumagai Gumi Hong Kong, Ltd.........................      970,000        165,402
 *Kwong Sang Hong International, Ltd...................    1,434,000         76,298
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         71,997
 *Lai Sun Development Co., Ltd.........................    2,970,000         75,394
 *Lai Sun Garment (International), Ltd.................    2,325,000         59,021
 *Lam Soon (Hong Kong), Ltd............................      302,310         55,812
 *Lam Soon Food Industries, Ltd........................      228,000         51,155
 *Lamex Holdings, Ltd..................................    3,628,800         32,567
 Le Saunda Holdings, Ltd...............................      236,000         12,708
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000          2,962
 Leefung-Asco Printers Holdings, Ltd...................      144,000         28,801
 *Leung Kee Holdings, Ltd..............................    2,414,000         42,710
 *Lippo, Ltd...........................................    1,074,760        190,155
 Liu Chong Hing Bank, Ltd..............................      365,000        437,543
 Liu Chong Hing Investment, Ltd........................      635,200        415,334
 *Logic International Holdings, Ltd....................      812,000         95,777
 *Luks Industrial Group, Ltd...........................      537,963         64,833
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        174,803
 *Magnificent Estates, Ltd.............................    3,778,000         21,312
 *Magnum International Holdings, Ltd...................      300,000          4,000
 *Mansion Holdings, Ltd................................    1,420,360         14,568
 *Mansion House Group, Ltd.............................      698,200         25,064
 *Megga (S.) International Holdings, Ltd...............    2,270,100          2,910
 Melbourne Enterprises, Ltd............................       45,500        180,838
 *Melco International Development, Ltd.................      180,000         22,385
 Midland Realty (Holding), Ltd.........................      496,000         43,242
 *Millennium Group, Ltd................................      928,000         14,039
 Min Xin Holdings, Ltd.................................      987,200        117,708
 Miramar Hotel & Investment Co., Ltd...................      203,000        140,542
 #Moulin International Holdings, Ltd...................    3,496,372        313,785
 *Mui Hong Kong, Ltd...................................    1,845,000         19,160

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Multi-Asia International Holdings, Ltd...............    2,800,500   $    186,705
 Nanyang Holdings, Ltd.................................      137,500        102,246
 *National Electronics Holdings, Ltd...................    2,156,000         42,568
 New Island Printing Holdings, Ltd.....................      176,000         29,785
 *New Rank City Development, Ltd.......................        1,664            286
 *New World Cyberbase, Ltd.............................       25,220            382
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        558,578
 *Nph International Holdings, Ltd......................      600,400        103,148
 *Ocean Information Holdings, Ltd......................      122,000          7,430
 *Onfem Holdings, Ltd..................................    1,922,000        165,099
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         93,631
 Oriental Press Group, Ltd.............................    4,080,600        591,179
 Oxford Properties & Finance, Ltd......................      110,000        205,903
 *Pacific Andes International Holdings, Ltd............      156,000          6,300
 *Pacific Concord Holding, Ltd.........................    3,284,758        294,794
 *Pacific Plywood Holdings, Ltd........................   10,210,000         78,540
 *Paramount Publishing Group, Ltd......................      620,000         29,411
 Paul Y. ITC Construction Holdings, Ltd................      632,643         25,550
 *Peace Mark (Holdings), Ltd...........................    6,758,122         48,521
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         31,376
 Pegasus International Holdings, Ltd...................      226,000         23,470
 *Perfect Treasure Holdings, Ltd.......................      642,000         46,093
 Perfectech International Holdings, Ltd................      571,450         63,740
 Pico Far East Holdings, Ltd...........................    1,190,000         85,438
 Playmate Toys Holdings, Ltd...........................    1,585,000         68,075
 Pokfulam Development Co., Ltd.........................      234,000         60,002
 *Poly Investments Holdings, Ltd.......................    2,670,000        142,061
 Prestige Properties Holdings, Ltd.....................      965,000         50,726
 *Prime Succession, Ltd................................      768,000         12,997
 *Prosper Evision, Ltd.................................       96,000          2,228
 *#QPL International Holdings, Ltd.....................    1,191,000        519,167
 *Quality Healthcare Asia, Ltd.........................    1,338,000        126,942
 *RNA Holdings, Ltd....................................       20,600            298
 Raymond Industrial, Ltd...............................      605,400         55,108
 Realty Development Corp, Ltd..........................      475,000        147,680
 *#Regal Hotels International Holdings, Ltd............    1,950,000         58,251
 *Rivera Holdings, Ltd.................................    3,160,000        147,876
 Road King Infrastructure, Ltd.........................      449,000        192,845
 *Ryoden Development, Ltd..............................    1,912,000        127,470
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        123,942
 SA SA International Holdings, Ltd.....................    1,134,000        122,126
 Safety Godown Co., Ltd................................      408,000        179,158
 *Saint Honore Holdings, Ltd...........................      128,000         12,308
 *Same Time Holdings, Ltd..............................      410,000          9,094
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        259,557
 Sea Holdings, Ltd.....................................    1,068,000        246,468
 *Seapower International Holdings, Ltd.................      854,000          6,898
 *Seapower Resources International, Ltd................    2,528,000         46,024
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,245
 Shaw Brothers Hong Kong, Ltd..........................      325,000        256,257
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        159,293
 *#Shenyin Wanguo (Hong Kong), Ltd.....................      847,500        136,907
 *#Shenzhen International Holdings, Ltd................    6,187,500        428,376
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         62,945

                                                            SHARES           VALUE+
                                                            ------           ------

 *Shougang Concord Grand (Group), Ltd..................    1,701,000   $     98,137
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        248,364
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         98,244
 Shui On Construction & Materials, Ltd.................      218,000        290,674
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         30,858
 *Shun Ho Resources Holdings, Ltd......................      483,000         13,562
 *Shun Shing Holdings, Ltd.............................    2,573,600        336,556
 Shun Tak Holdings, Ltd................................    3,422,000        500,151
 Silver Grant International Industries, Ltd............    2,087,000        254,192
 *Simsen Metals & Holdings, Ltd........................    1,024,000          7,352
 *Sincere Co., Ltd.....................................      505,500         33,053
 *Singamas Container Holdings, Ltd.....................      320,000         15,590
 *Sino Foundations Holdings, Ltd.......................    1,074,000         34,424
 *Sinocan Holdings, Ltd................................      350,000          3,186
 *Skynet (International Group) Holdings, Ltd...........      244,240          1,096
 *Solartech International Holdings, Ltd................    4,960,000         12,718
 *Sound International, Ltd.............................       79,200            843
 South China Brokerage Co., Ltd........................    4,060,000         74,956
 South China Industries, Ltd...........................    1,124,000         53,319
 *South China Strategic Investments, Ltd...............      857,400         61,559
 *South Sea Development Co., Ltd.......................    2,603,158         40,717
 Southeast Asia Properties & Finance, Ltd..............      175,692         39,419
 Starlight International Holdings, Ltd.................    5,245,170        100,871
 *Stelux Holdings International, Ltd...................    1,307,702         36,885
 Styland Holdings, Ltd.................................       25,452          2,611
 Sun Hung Kai & Co., Ltd...............................    3,338,600        577,849
 *Suncorp Technologies, Ltd............................      158,400            853
 Suwa International Holdings, Ltd......................    1,062,000         43,570
 *Swank International Manufacturing Co., Ltd...........      638,000          6,544
 Symphony Holdings, Ltd................................    6,950,000         89,996
 *Tack Hsin Holdings, Ltd..............................      542,000        125,775
 Tai Cheung Holdings, Ltd..............................    1,445,000        235,282
 Tai Fook Securities Group, Ltd........................       72,000         11,723
 Tai Sang Land Development, Ltd........................      627,984        143,313
 *Tak Sing Alliance Holdings, Ltd......................    2,909,865        108,190
 *Tak Wing Investment Holdings, Ltd....................      432,800         41,062
 Tan Chong International Limited.......................      402,000         56,178
 Techtronic Industries Co., Ltd........................    1,330,000        443,345
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000         21,812
 *Termbray Industries International (Holdings), Ltd....    2,304,900        132,978
 Tern Properties Co., Ltd..............................       61,200         11,377
 Texwinca Holdings, Ltd................................    1,074,000        426,857
 *Tian An China Investments Co., Ltd...................    4,355,750        109,455
 Tian Teck Land, Ltd...................................    1,098,000        236,498
 *Trasy Gold Ex, Ltd...................................        2,060             10
 *Triplenic Holdings, Ltd..............................    2,378,000         25,000
 Tristate Holdings, Ltd................................      138,000         33,616
 Truly International Holdings, Ltd.....................    1,014,000        328,258
 *Tung Fong Hung Holdings, Ltd.........................    1,157,745         21,077
 Tungtex (Holdings) Co., Ltd...........................      788,000        139,419

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Tysan Holdings, Ltd..................................    1,040,773   $     30,690
 *UDL Holdings, Ltd....................................       23,700            201
 *USI Holdings, Ltd....................................      928,999        101,240
 *United Power Investment, Ltd.........................    1,664,000         48,215
 *Universal Appliances, Ltd............................    2,770,000         35,514
 Van Shung Chong Holdings, Ltd.........................      854,400        125,972
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         92,474
 Varitronix International, Ltd.........................      140,000        109,490
 Vitasoy International Holdings, Ltd...................      819,000        140,704
 Wah Ha Realty Co., Ltd................................      278,600         29,289
 *Wah Nam Group, Ltd...................................    1,934,800          5,953
 *Wai Kee Holdings, Ltd................................    1,562,738        112,199
 Wang On Group, Ltd....................................      774,000         25,801
 *Wiltec Holdings, Ltd.................................      378,511          8,395
 *Winfoong International, Ltd..........................    1,210,000         32,112
 Wing Fai International, Ltd...........................    3,380,000        121,336
 Wing On Co. International, Ltd........................      565,000        228,179
 Wing Shan International, Ltd..........................      896,000         52,268
 *Winsan China Investment Group, Ltd...................      384,000         15,016
 *Winsor Properties Holdings, Ltd......................      498,000        161,216
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         19,440
 Wong's International (Holdings), Ltd..................    1,012,000        373,022
 Wong's Kong King International (Holdings), Ltd........    1,139,600         47,485
 World Houseware (Holdings), Ltd.......................      586,447         12,481
 YGM Trading, Ltd......................................      228,000        120,580
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         70,617
 Yaohan International Caterers, Ltd....................      512,000         49,232
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         27,385
 *Yeebo International Holdings, Ltd....................       40,800          2,145
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,964
 *Yoshiya International Corp., Ltd.....................      612,300         23,943
 Yugang International, Ltd.............................   11,916,000        129,857
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         32,924
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $73,541,472)...................................                  40,394,928
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Allied Properties (Hong Kong), Ltd. Rights
   06/13/01............................................    3,393,000          6,525
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600            797
 *Asia Standard Hotel Group, Ltd. Warrants 10/08/01....        7,600              0
 *Asia Standard International Group, Ltd. Warrants
   09/30/01............................................      574,000          3,164
 *Champion Technology Holdings, Ltd. Warrants
   12/22/01............................................    2,370,949         10,335
 *China Travel International Investment, Ltd. Warrants
   06/30/03............................................      546,000              0
 *Climax International Co., Ltd. Warrants 02/08/04.....       59,200            205
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    3,463,213          4,440
 *Cosmos Machinery Enterprises, Ltd. Warrants
   06/11/03............................................      204,800              0

                                                            SHARES           VALUE+
                                                            ------           ------

 *Gold Peak Industries Holdings, Ltd. Warrants
   02/08/02............................................      105,925   $      4,210
 *Gold-Face Holdings, Ltd. Warrants 09/30/01...........      182,145          2,686
 *Hanny Holdings, Ltd. Warrants 04/03/02...............      728,844          2,803
 *Hikari Tsushin International Holdings, Ltd. Warrants
   04/27/02............................................      449,600            980
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,063
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000          1,354
 *Mui Hong Kong, Ltd. Warrants 06/19/05................      369,000            993
 *QPL International Holdings, Ltd. Warrants 01/28/04...      238,200         23,515
 *Road King Infrastructure, Ltd. Warrants 09/05/03.....       89,800          2,878
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480            550
 *South China Online, Ltd. Warrants 04/18/02...........      812,000          3,435
 *Styland Holdings, Ltd. Warrants 12/31/01.............        5,090            313
 *Tack Hsin Holdings, Ltd. Warrants 01/30/04...........      108,400         16,399
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...      290,986          1,231
 *Yunnan Enterprises Holdings, Ltd. Warrants
   09/30/02............................................       48,000          1,600
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      89,476
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $17,945)......................................                      17,945
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $73,559,417)...................................                  40,502,349
                                                                       ------------
SINGAPORE -- (27.6%)
COMMON STOCKS -- (27.5%)
 *ASA Ceramic, Ltd.....................................      356,000         52,156
 #Acma, Ltd............................................      472,600        101,898
 *Alliance Technology & Development, Ltd...............      156,000         10,349
 Amtek Engineering, Ltd................................      540,625        131,509
 *Apollo Enterprises, Ltd..............................      193,000         76,824
 Armstrong Industrial Corp.............................      730,000         62,555
 *Asia Food and Properties, Ltd........................    3,106,000        145,958
 Benjamin (F.J.) Holdings, Ltd.........................      611,000         62,491
 Bonvests Holdings, Ltd................................      825,000        200,684
 *Broadway Industrial Group, Ltd.......................      352,000         26,271
 Bukit Sembawang Estates, Ltd..........................       71,334        508,737
 *CK Tang, Ltd.........................................      307,000         35,218
 CWT Distribution, Ltd.................................      461,500        153,084
 Causeway Investment, Ltd..............................      248,000         26,736
 Central Properties, Ltd...............................       66,000        510,833
 Chemical Industries (Far East), Ltd...................      105,910         57,381
 Chevalier Singapore Holdings, Ltd.....................      220,000         35,880
 Chuan Hup Holdings, Ltd...............................    3,050,000        505,857

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Chuan Soon Huat Industrial Group, Ltd.................      614,000   $    134,083
 *Clipsal Industries Holdings, Ltd.....................      125,000        198,335
 Comfort Group, Ltd....................................    2,469,000        832,641
 Compact Metal Industries..............................      643,000         53,322
 Cosco Investment, Ltd.................................    1,222,000        135,116
 Courts Singapore, Ltd.................................      495,000        161,460
 Cycle & Carriage, Ltd.................................      250,000        425,694
 Dovechem Terminals Holdings, Ltd......................      339,000        149,933
 #Eastern Asia Technology, Ltd.........................      510,000        181,860
 Econ International, Ltd...............................    1,242,000        140,761
 Eltech Electronics, Ltd...............................      704,000        132,330
 Eng Wah Organisation, Ltd.............................      265,000         29,667
 First Capital Corp., Ltd..............................    1,215,000        725,449
 *Freight Links Express Holdings, Ltd..................    1,648,000         77,443
 Fu Yu Manufacturing, Ltd..............................    1,291,000        174,864
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          9,516
 GB Holdings, Ltd......................................      200,000         49,756
 GK Goh Holdings, Ltd..................................    1,120,000        414,858
 GP Industries, Ltd....................................      602,000        256,268
 General Magnetics, Ltd................................      308,000         23,839
 #Ges International, Ltd...............................      590,000        260,945
 *Goldtron, Ltd........................................      473,000         11,767
 Guthrie GTS, Ltd......................................    1,174,400        168,809
 HTP Holdings, Ltd.....................................      479,000         75,472
 Hai Sun Hup Group, Ltd................................    2,604,000        323,915
 #Haw Par Brothers International, Ltd..................      565,200      1,193,638
 *Hind Hotels International, Ltd.......................      171,000        151,260
 Hitachi Zosen (Singapore), Ltd........................      962,000        234,010
 Hong Fok Corp., Ltd...................................    1,796,000        228,371
 Hotel Grand Central, Ltd..............................      875,280        174,203
 *Hotel Plaza, Ltd.....................................    1,189,000        276,082
 Hotel Properties, Ltd.................................    1,393,000      1,101,271
 Hotel Royal, Ltd......................................      144,333        110,116
 Hour Glass, Ltd.......................................      298,000         63,017
 *Huan Hsin Holdings, Ltd..............................      214,000        104,113
 Hup Seng Huat, Ltd....................................      900,200         68,430
 Hwa Hong Corp., Ltd...................................    2,785,000        615,875
 Hwa Tat Lee, Ltd......................................      455,000         74,206
 IDT Holdings, Ltd.....................................      398,000        301,447
 *IPC Corp., Ltd.......................................    1,936,000         96,329
 #Inchcape Motors, Ltd.................................      491,000        456,035
 *Inno-Pacific Holdings, Ltd...........................      962,500         93,121
 *International Factors (Singapore), Ltd...............      290,000         80,965
 Intraco, Ltd..........................................      292,500        161,709
 Isetan (Singapore), Ltd...............................       98,000        109,442
 Jack Chia-MPH, Ltd....................................      638,000        243,375
 Jaya Holdings, Ltd....................................    2,127,000        182,266
 Jurong Cement, Ltd....................................      132,500         90,833
 Jurong Engineering, Ltd...............................      112,000         95,975
 *K1 Ventures, Ltd.....................................    2,842,500        290,723
 Keppel Fels Energy and Infrastructure, Ltd............    1,526,500        843,925
 Keppel Tatlee Finance, Ltd............................      744,750        399,383
 #Keppel Telecommunications and Transportation, Ltd....    1,376,000        897,651
 Khong Guan Flour Milling, Ltd.........................       19,000         17,857
 Kian Ann Engineering, Ltd.............................      868,000        112,770
 *Kian Ho Bearings, Ltd................................      277,000         27,565
 Kim Eng Holdings, Ltd.................................    1,775,200        780,228
 Koh Brothers, Ltd.....................................    1,494,000        113,569

                                                            SHARES           VALUE+
                                                            ------           ------

 *L & M Group Investments, Ltd.........................      451,100   $     52,372
 LC Development, Ltd...................................    1,191,767         92,242
 Labroy Marine, Ltd....................................    2,600,000        402,475
 Lee Kim Tah Holdings, Ltd.............................      795,000         72,520
 Liang Huat Aluminum, Ltd..............................    1,477,000        114,318
 *Lim Kah Ngam, Ltd....................................      350,999         25,712
 *Low Keng Huat Singapore, Ltd.........................      372,000         52,443
 Lum Chang Holdings, Ltd...............................    1,134,030        184,950
 #Magnecomp International, Ltd.........................      466,000        149,424
 Marco Polo Developments, Ltd..........................      925,000        951,178
 *Metalock (Singapore), Ltd............................       60,000         14,098
 Metro Holdings, Ltd...................................    1,575,800        378,964
 *#Natsteel Broadway, Ltd..............................      546,000        721,436
 Natsteel, Ltd.........................................      387,000        220,371
 *Nippecraft, Ltd......................................    1,013,000         47,603
 *Orchard Parade Holdings, Ltd.........................    1,084,022        251,706
 Ossia International, Ltd..............................      708,000         90,026
 Overseas Union Enterprise, Ltd........................      542,000      2,052,565
 Overseas Union Trust (Foreign)........................      163,800        340,493
 PCI, Ltd..............................................      530,000        225,618
 *Pacific Can Investment Holdings, Ltd.................      101,000          3,350
 Pan-United Corp., Ltd.................................    1,624,000        224,457
 Pentex-Schweizer Circuits, Ltd........................      916,000        111,410
 Pertama Holdings, Ltd.................................      459,750         69,897
 *Pokka Corp. (Singapore), Ltd.........................      159,000         18,899
 Prima, Ltd............................................      106,000        234,408
 Provisions Suppliers Corp.............................    3,373,000        214,448
 Republic Hotels and Resorts, Ltd......................      881,000        379,907
 Robinson & Co., Ltd...................................      284,832        677,118
 Rotary Engineering, Ltd...............................    1,231,000        197,362
 SMB United............................................    1,254,000        114,390
 SNP Corp., Ltd........................................      207,495         56,210
 *SPP, Ltd.............................................      454,000         22,589
 San Teh, Ltd..........................................      838,406        136,736
 Scotts Holdings, Ltd..................................    1,807,250        304,737
 Sea View Hotel, Ltd...................................       66,000        246,295
 Sin Soon Huat, Ltd....................................      929,000         61,632
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         56,685
 *Singapore Finance, Ltd...............................      598,000        576,904
 Singapore Reinsurance Corp., Ltd......................    1,400,850        201,359
 *Singapore Shipping Corp., Ltd........................    1,302,000        118,769
 Singapura Building Society, Ltd.......................      139,250         84,683
 Singatronics, Ltd.....................................      748,000        113,721
 Ssangyong Cement (Singapore), Ltd.....................      236,000        203,537
 Stamford Tyres Corp., Ltd.............................       62,000         13,711
 Straits Trading Co., Ltd..............................    1,117,200      1,080,876
 Sunright, Ltd.........................................      378,000         82,546
 Superbowl Holdings, Ltd...............................      490,000         47,407
 Superior Metal Printing, Ltd..........................      490,500         47,455
 Tibs Holdings, Ltd....................................      423,000        299,335
 Tiger Medicals, Ltd...................................      224,000        220,432
 *Transmarco, Ltd......................................      106,500         32,383
 *Tuan Sing Holdings, Ltd..............................    3,362,000        260,215
 United Engineers, Ltd.................................      632,666        444,207
 *United Overseas Bank Securities......................    1,352,000        470,895
 United Overseas Insurance, Ltd........................      125,500        160,968
 *United Overseas Land, Ltd............................    1,104,000        933,829
 United Pulp & Paper Co., Ltd..........................      354,000        112,533
 *Uraco Holdings, Ltd..................................    1,803,600        229,338
 *Van Der Horst, Ltd...................................       18,543         76,047

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Vickers Ballas Holdings, Ltd..........................    1,924,000   $  1,244,509
 *#Vickers Capital, Ltd................................      940,553        202,794
 #WBL Corp., Ltd.......................................      510,000        600,561
 Wearnes International (1994), Ltd.....................       33,000          9,304
 Wing Tai Holdings, Ltd................................      661,000        334,372
 *Yeo Hiap Seng, Ltd...................................      102,000         75,000
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,700,082)...................................                  35,491,018
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $102,710).....................................      172,500        123,977
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $7,541).......................................                       7,544
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $53,810,333)...................................                  35,622,539
                                                                       ------------
AUSTRALIA -- (27.4%)
COMMON STOCKS -- (27.4%)
 *A.I. Engineering Corp., Ltd..........................      129,195         13,425
 A.P. Eagers, Ltd......................................       21,737         45,726
 ARB Corporation, Ltd..................................       12,738         53,591
 Abigroup, Ltd.........................................      129,710        140,702
 *Access1, Ltd.........................................      144,021          2,993
 Adelaide Bank, Ltd....................................      116,153        312,046
 Adelaide Brighton, Ltd................................      572,818        165,502
 Adsteam Marine, Ltd...................................      282,864        312,713
 Adtrans Group Limited.................................       29,000         27,195
 *Airboss, Ltd.........................................       27,480            696
 *Allstate Explorations NL.............................       49,087          2,488
 Amalgamated Holdings, Ltd.............................      266,483        226,930
 *Amity Oil NL.........................................       90,907         36,864
 *An Feng Kingstream Steel, Ltd........................      764,927         31,019
 *Anaconda Nickel NL...................................      500,170        456,355
 *Anzoil NL............................................      123,126          1,685
 *Aquarius Platinum (Australia), Ltd...................       44,452        202,767
 *Ariadne Australia, Ltd...............................      270,353         41,112
 *Ashanti Goldfields Co., Ltd..........................       16,421         37,706
 Ashanti Goldfields Co., Ltd. (Stapled Shares).........       15,990         10,361
 Asia Pacific Specialty Chemicals, Ltd.................       88,182         19,667
 Atkins Carlyle, Ltd...................................       72,618         92,759
 *AuIron Energy, Ltd...................................      260,290        109,509
 *Auridiam Consolidated NL.............................       63,097          1,695
 *Aurora Gold, Ltd.....................................      226,812         17,820
 Ausdoc Group, Ltd.....................................      116,098         92,981
 *Ausdrill, Ltd........................................      103,961          5,533
 *Aussie Online, Ltd...................................      394,855          1,601
 *Austpac Resources NL.................................      355,118         20,701
 Australand Holdings, Ltd..............................      445,600        325,252
 *Australian Magnesium Corp., Ltd......................       98,792        134,205
 Australian Oil & Gas Corp., Ltd.......................       98,394         84,288
 Australian Pharmaceutical Industries, Ltd.............      287,700        358,746
 Australian Provincial Newspaper Holdings, Ltd.........      389,494        795,643
 *Australian Resources, Ltd............................      141,446         16,490
 #Autron Corporation, Ltd..............................      435,818        128,128
 *Avatar Industries, Ltd...............................      229,505         21,522
 Bank of Queensland, Ltd...............................      130,959        439,446

                                                            SHARES           VALUE+
                                                            ------           ------

 *Beach Petroleum NL...................................      371,700   $     10,739
 *Beaconsfield Gold NL.................................       89,078         10,385
 Bendigo Bank, Ltd.....................................      153,019        476,240
 *Bendigo Mining NL....................................      849,735         73,223
 *Beyond International, Ltd............................       61,256         23,287
 *Biota Holdings, Ltd..................................       97,808         44,124
 *Biotech International, Ltd...........................      149,379         26,123
 *Black Range Minerals NL..............................      169,951          8,356
 Blackmores, Ltd.......................................       27,894         85,542
 *Bligh Oil & Minerals NL Issue 00.....................       88,266          7,830
 *Boulder Group NL.....................................       78,500          6,367
 *Bourse Data, Ltd.....................................       30,700          6,302
 Brandrill, Ltd........................................       96,896        100,196
 *Bridgestone Australia, Ltd...........................       49,000         32,786
 Bristile, Ltd.........................................       81,032         77,178
 *Buderim Ginger, Ltd..................................        7,889          1,639
 *#Burns, Philp & Co., Ltd.............................      651,721        148,657
 CI Technologies Group, Ltd............................      109,822        130,819
 #Caltex Australia, Ltd................................      407,700        421,583
 Campbell Brothers, Ltd................................       61,413        157,204
 *Cape Range, Ltd......................................      516,594         58,917
 Carrington Cotton Corp., Ltd..........................       22,200         47,375
 Casinos Austria International, Ltd....................      258,299         98,197
 Cedar Woods Properties, Ltd...........................       50,913         10,581
 *Centamin Egypt, Ltd..................................      261,882         17,921
 *#Centaur Mining & Exploration, Ltd...................       62,058         15,099
 Central Equity, Ltd...................................      123,243        134,936
 Central Norseman Gold Corp., Ltd......................      409,800         73,742
 Centro Properties, Ltd................................      272,696        399,475
 *Charter Pacific Corp., Ltd...........................       72,823         28,423
 *Circadian Technologies, Ltd..........................       40,370         61,389
 *Cityview Energy Corp., Ltd...........................       52,581         14,392
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining, Ltd...................................      163,017          5,206
 Clough, Ltd...........................................      418,459        193,022
 Coates Hire, Ltd......................................      258,842        128,449
 *Comet Resources NL...................................       83,600         22,035
 Consolidated Manufacturing Industries, Ltd............       32,784         18,446
 *Consolidated Minerals, Ltd...........................      123,800         30,749
 Consolidated Paper Industries, Ltd....................       68,585         41,718
 Consolidated Rutile, Ltd..............................      333,372        179,121
 *Coolgardie Gold NL...................................      222,685          3,499
 *Coplex Resources NL..................................      231,400         10,556
 Corporate Express Australia, Ltd......................      176,355        438,022
 *Corporate Express Australia, Ltd. Issue 01...........      176,355        429,083
 Coventry Group, Ltd...................................       63,616        122,536
 Crane (G.E) Holdings, Ltd.............................       96,826        360,738
 *Croesus Mining NL....................................       97,100         15,750
 *Cudgen RZ, Ltd.......................................       36,650          3,530
 *DC International, Ltd................................      299,350          4,552
 *DJL, Ltd.............................................      277,900          1,409
 *Dalrymple Resources NL...............................       62,885         20,400
 Danks Holdings, Ltd...................................       10,425         41,006
 *Davnet Limited.......................................      402,200         32,008
 Delfin Property Group, Ltd............................       26,361        100,216
 *Delta Gold NL........................................      442,483        309,520
 *Denehurst, Ltd.......................................       95,000          3,515
 *Devex, Ltd...........................................      205,364         87,441
 *Devine, Ltd..........................................       44,183          3,919

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Diamin Resources NL..................................      212,131   $     13,441
 Dollar Sweets Holdings, Ltd...........................      137,218         66,077
 *Dominion Mining, Ltd.................................      168,015         28,956
 #Downer Group, Ltd....................................      358,879         98,596
 *Durban Roodepoort Deep, Ltd..........................       18,619         19,347
 *Easycall Communications (Philippines), Ltd...........      177,300          7,369
 *#Ecorp Limited.......................................      254,988         83,625
 *Emporer Mines, Ltd...................................      120,600         18,951
 #Energy Developments, Ltd.............................      162,332        882,910
 *Energy Equity Corp., Ltd.............................      325,630         13,700
 Energy Resources of Australia, Ltd. Series A..........      231,589        275,866
 *Environmental Solutions International, Ltd...........       67,364         21,171
 Equigold NL...........................................       99,000         23,084
 Fleetwood Corp., Ltd..................................       41,130         26,269
 Foodland Associates, Ltd..............................      114,415        536,460
 *Forest Place Group, Ltd..............................       85,192         16,625
 *Formulab Neuronetics Corp., Ltd......................        1,061            973
 Forrester Parker Group, Ltd...........................      142,602         55,658
 Freedom Furniture, Ltd................................      123,400         75,060
 Futuris Corp., Ltd....................................      638,000        753,510
 GUD Holdings, Ltd.....................................       83,979         72,366
 GWA International, Ltd................................      415,102        494,465
 Gazal Corp., Ltd......................................       71,177         82,981
 *Geo2, Ltd............................................      164,199          4,994
 George Weston Foods, Ltd..............................       77,119        203,272
 *Golden West Refining Corp., Ltd......................       17,330          3,162
 Goldfields, Ltd.......................................      477,502        379,761
 *Goldstream Mining NL.................................       90,901         23,038
 Gowing Bros., Ltd.....................................       53,011         61,265
 *Gradipore, Ltd.......................................       21,628         43,852
 *Graincorp, Ltd. Series A.............................       36,600        193,870
 Grand Hotel Group.....................................      347,700        200,919
 *Grange Resources, Ltd................................       57,506          3,061
 *Greenfields Energy Corp., Ltd........................      193,687          9,131
 Green's Foods, Ltd....................................       66,082          8,374
 #Gunns, Ltd...........................................       80,478        178,675
 HIH Insurance, Ltd....................................      791,605         70,220
 *Hamilton Island, Ltd.................................       52,600         61,057
 Hancock and Gore, Ltd.................................       52,973         31,148
 Haoma Mining NL.......................................       98,816          6,261
 *Hardman Resources NL.................................      314,890        118,114
 *Hardman Resources NL Issue 01........................       22,492          2,850
 Harris Scarfe Holdings, Ltd...........................      107,660         40,383
 Hartley Poynton, Ltd..................................       84,981         59,445
 Healthscope, Ltd......................................       58,987         46,943
 *Helix Resources NL...................................       25,000          8,110
 Henry Walker Group, Ltd...............................      287,948        144,498
 *Herald Resources, Ltd................................       69,910         18,781
 Hills Industries, Ltd.................................      223,530        283,262
 #Hills Motorway Group.................................      279,349        668,346
 Housewares International, Ltd.........................       87,100         34,878
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          2,067
 Institute of Drug Technology Australia, Ltd...........       44,372         94,690
 *Intellect Holdings, Ltd..............................       75,070         42,999
 Ipoh, Ltd.............................................      179,956        132,266
 Iron Carbide Australia, Ltd...........................       92,740         42,167

                                                            SHARES           VALUE+
                                                            ------           ------

 *Ixla, Ltd............................................       89,921   $      3,738
 *Jingellic Minerals NL................................        4,329              0
 *Johnson's Well Mining NL.............................      200,000          8,871
 Jones (David), Ltd....................................      593,400        339,890
 Joyce Corp., Ltd......................................       13,049          4,299
 *Jubilee Gold Mines NL................................      133,974        109,878
 Jupiters, Ltd.........................................      208,795        393,709
 Just Jeans Holdings, Ltd..............................       94,342         54,516
 *Keycorp, Ltd.........................................       67,609         92,804
 *Kidston Gold Mines, Ltd..............................      246,300         18,727
 King Island (The) Co., Ltd............................       22,000         20,073
 *Kingsgate Consolidated NL............................       71,492         28,991
 *Kolback Group, Ltd...................................       90,810         50,173
 *Kresta Holdings, Ltd.................................       56,700          1,437
 Lemarne Corp., Ltd....................................       20,790         11,065
 *Leo Shield Exploration, Ltd..........................      286,300          6,821
 *Lynas Gold NL........................................       40,500          2,874
 *MRI Holdings, Ltd....................................       36,169          3,667
 *MacMahon Holdings, Ltd...............................      192,179         11,203
 Magellan Petroleum Australia, Ltd.....................       32,760         37,363
 Maryborough Sugar Factory, Ltd........................          600          1,673
 *Maxi-Cube, Ltd.......................................      128,356          9,759
 Mayne Nickless, Ltd...................................       55,817        170,607
 McConnell Dowell Corp., Ltd...........................       62,776         58,868
 McGuigan (Brian) Wines, Ltd...........................       51,441         81,354
 McPherson's, Ltd......................................       61,500         34,914
 *Media Entertainment Group, Ltd.......................      150,814          9,173
 *Micromedical Industries, Ltd.........................      150,461         54,150
 *Mikoh Corp., Ltd.....................................       39,999          1,257
 *Mineral Deposits, Ltd................................       49,458          5,641
 *Mobile Computing Corp................................       75,400        150,967
 Mobile Innovations, Ltd...............................       84,600          9,220
 Monadelphous Group, Ltd...............................       18,988         20,790
 *Mosaic Oil NL........................................      345,724         28,915
 *Mount Kersey Mining NL...............................      146,152          4,445
 *Murchison United NL..................................       71,536         54,391
 'Murrin Murrin Investments, Ltd. Promissory Notes
   06/30/99............................................       40,918          8,193
 Namoi Cotton Cooperative, Ltd.........................      135,353         25,385
 National Can Industries, Ltd..........................       97,017         40,817
 National Foods, Ltd...................................      452,774        442,947
 *Nautronix, Ltd.......................................       74,694         20,067
 Newcrest Mining, Ltd..................................      129,349        268,819
 *Norgard Clohessy.....................................       60,281         11,306
 Normandy Mt. Leyshon, Ltd.............................      133,376         30,761
 *Normans Wine, Ltd....................................       35,848          3,271
 North Flinders Mines, Ltd.............................       99,807        369,315
 *Novogen, Ltd.........................................      105,184        115,377
 *Novus Petroleum, Ltd.................................      245,359        223,865
 #OPSM Protector, Ltd..................................      257,306        315,630
 Oil Company of Australia, Ltd.........................       51,800         59,078
 *Online Advantage, Ltd................................        2,475             83
 *Orbital Engine Corp., Ltd............................      537,358        169,421
 *Oriel Communications.................................       27,653            645
 *Oropa, Ltd...........................................      333,580          4,734
 Oroton International, Ltd.............................       38,427         63,304
 PMP Communications, Ltd...............................      381,871        160,660
 Pacific BBA, Ltd......................................      279,219        509,519
 Pacific Hydro, Ltd....................................      149,131        329,887
 *Pan Pacific Petroleum NL.............................      327,800         15,287
 *Pan Palladium, Ltd...................................        3,925            716

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Paperlinx, Ltd........................................      215,513   $    459,905
 *Pasminco, Ltd........................................    1,000,857        228,295
 *Payce Consolidated, Ltd..............................       18,000          5,931
 Penfold (W.C.), Ltd...................................       14,100         10,864
 *Peptide Technology, Ltd..............................      176,600        222,001
 *Perilya Mines NL.....................................      263,500         36,730
 Permanent Trustee Co., Ltd............................       20,052         76,231
 Perpetual Trustees Australia, Ltd.....................       47,694        967,022
 Petaluma, Ltd.........................................       32,470         81,470
 Peter Lehmann Wines, Ltd..............................       35,586         44,193
 *Petsec Energy, Ltd...................................       97,992          6,706
 *Pima Mining NL.......................................      214,601         27,630
 Plaspak Group, Ltd....................................       83,071         27,791
 *Pocketmail Group, Ltd................................       10,933            305
 *Polartechnics, Ltd...................................       37,205         45,450
 *Port Douglas Reef Resorts, Ltd.......................      251,655         12,756
 Portman Mining, Ltd...................................      241,600        159,204
 *Precious Metals Australia, Ltd.......................      106,059          1,774
 *Preston Resources NL.................................       64,000          8,759
 Prime Television, Ltd.................................      172,440        141,601
 *Progen Industries, Ltd...............................       24,788         16,837
 *Prophecy International Holdings, Ltd.................       51,900         14,469
 *Psiron, Ltd..........................................       40,381          5,219
 *Quantum Resources, Ltd...............................      115,007          2,040
 Queensland Cotton Holdings, Ltd.......................       39,866         70,929
 *Quiktrak Networks, Ltd...............................      396,495         16,078
 Raptis Group, Ltd.....................................       12,000            882
 Rebel Sport, Ltd......................................       77,898         33,168
 *Redfire Resources NL.................................       27,900          2,192
 Reece Australia, Ltd..................................       32,100        318,914
 *Reinsurance Australia Corp., Ltd.....................      399,993         13,787
 *Resolute, Ltd........................................      324,045         15,604
 Ridley Corp., Ltd.....................................      577,630        202,028
 Rock Building Society, Ltd............................       11,373         15,507
 Rural Press, Ltd......................................      211,201        497,808
 SPC, Ltd..............................................       91,854         34,920
 Sabre Group, Ltd......................................       40,702         32,185
 Schaffer Corp., Ltd...................................       16,698         33,687
 Scientific Services, Ltd..............................      122,237         27,572
 Scott Corp., Ltd......................................       43,000         39,887
 Select Harvests.......................................       41,257         33,460
 Simeon Wines, Ltd.....................................      203,870        282,220
 #Simsmetal, Ltd.......................................      163,152        441,617
 Singleton Group, Ltd..................................      134,020        253,391
 *Sino Securities International, Ltd...................        8,118          1,234
 Skilled Engineering, Ltd..............................      127,146         64,449
 *Solution 6 Holdings, Ltd.............................      167,494         88,297
 Sonic Healthcare, Ltd.................................       83,000        313,981
 Sons of Gwalia, Ltd...................................      231,351      1,105,848
 Southern Cross Broadcasting (Australia), Ltd..........       46,080        301,077
 *Southern Pacific Petroleum NL........................      370,840        165,418
 *Southern Star Group, Ltd.............................      154,982         25,139
 *Spectrum Network Systems, Ltd. Series B..............      616,446        135,612
 Spotless Group, Ltd...................................      438,502      1,511,225
 *St. Barbara Mines, Ltd...............................      375,500         31,406
 *Straits Resources, Ltd...............................       56,534         15,474
 *Strategic Minerals Corp. NL..........................       13,100            266
 *Striker Resources NL.................................      316,300         18,438
 Structural Systems, Ltd...............................       26,367         13,098

                                                            SHARES           VALUE+
                                                            ------           ------

 Sunland Group, Ltd....................................       75,095   $     13,056
 Sydney Aquarium, Ltd..................................       24,135         42,206
 *Takoradi, Ltd........................................      993,152          4,027
 *Tandou, Ltd..........................................        3,100          2,043
 *Tanganyika Gold NL...................................      104,360        121,350
 *Tap Oil..............................................      193,100        120,393
 Tassal, Ltd...........................................       96,243         34,637
 *Techniche, Ltd.......................................       43,482          7,714
 Telecasters Australia, Ltd............................       30,643        201,924
 Television & Media Services, Ltd......................      184,398         58,886
 Tempo Service, Ltd....................................       98,174        102,512
 Ten Network Holdings, Ltd.............................      110,000        108,170
 Thakral Holdings Group................................    1,173,843        374,855
 *Third Rail, Ltd......................................      151,200          7,281
 Ticor, Ltd............................................      347,850        195,717
 Timbercorp Limited....................................      230,149        154,108
 *Titan Resources NL...................................       50,000          6,083
 #Toll Holdings, Ltd...................................       94,960        805,284
 *Tooth & Co., Ltd.....................................      153,000         13,184
 Tourism Assets Holdings, Ltd..........................      394,364        127,735
 *#Transcom International, Ltd.........................      118,238         25,472
 *Triako Resources, Ltd................................        5,400          1,451
 Troy Resources NL.....................................       22,548          8,572
 *Union Capital, Ltd...................................      395,200          9,014
 Union Gold Mining Co. NL..............................      142,500         97,513
 United Construction Group, Ltd........................       81,554         89,292
 Utility Services Corp., Ltd...........................      116,121         37,082
 *Valdera Resources, Ltd...............................        5,530              0
 VeCommerce, Ltd.......................................       13,680         21,565
 *Victoria Petroleum NL................................      347,973         10,759
 Villa World, Ltd......................................      134,700         43,698
 #Village Roadshow, Ltd................................      356,394        265,559
 Vision Systems, Ltd...................................      180,132        292,182
 *Voicenet (Australia), Ltd............................      112,661         10,565
 *Vos Industries, Ltd..................................      102,161          2,020
 *Walhalla Mining Company NL...........................       95,388          1,499
 Waterco, Ltd..........................................       22,304         20,915
 Watpac, Ltd...........................................      122,796         16,183
 Wattyl, Ltd...........................................      150,314        130,289
 *Webster, Ltd.........................................       33,551          6,462
 *Westel Group, Ltd....................................      164,855         13,788
 *Western Metals, Ltd..................................      385,787         26,399
 Westralian Sands, Ltd.................................      293,919        674,898
 White (Joe) Maltings, Ltd.............................       14,067         25,812
 Wide Bay Capricorn Building Society, Ltd..............       26,958         51,926
 *Williams R.M. Holdings, Ltd..........................       24,075         12,081
 *Wine Planet Holdings, Ltd............................       48,101          8,412
 *Zimbabwe Platinum Mines, Ltd.........................       74,620         36,689
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $50,934,999)...................................                  35,379,207
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $25,901)......................................                      25,083
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $42,053)......................................       32,553         19,306
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *A.P. Eagers, Ltd. Options 01/31/03...................        2,204            475

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Access1 Options 11/30/02.............................       13,092   $         86
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369            265
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148              0
 *Beaconsfield Gold NL Options 03/15/02................        8,908             45
 *Bligh Oil & Minerals NL Options 02/15/02.............       29,422            820
 *Campbell Brothers Ltd. Rights 06/20/01...............       12,282          2,490
 *Mosaic Oil NL Options 06/30/02.......................       31,429            717
 *Ridley Corp., Ltd. Options 04/30/02..................       57,485          3,934
 *Surfboard, Ltd. Options 12/31/01.....................       28,753             15
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $3,334)........................................                       8,847
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $51,006,287)...................................                  35,432,443
                                                                       ------------
NEW ZEALAND -- (11.9%)
COMMON STOCKS -- (11.8%)
 *AFFCO Holdings, Ltd..................................      503,188         63,745
 *#Advantage Group, Ltd................................      101,600         31,139
 Baycorp Holdings, Ltd.................................      200,614        955,897
 CDL Hotels NZ, Ltd....................................      657,244         48,345
 CDL Investments NZ, Ltd...............................      262,935         20,415
 Cavalier Corp., Ltd...................................       88,507        200,735
 Ceramco Corp., Ltd....................................       77,120         56,727
 Colonial Motor Co., Ltd...............................       47,895         54,998
 Corporate Investments, Ltd............................      503,564        991,867
 *Cue Energy Resources NL..............................      452,354          9,612
 DB Group, Ltd.........................................      132,089        294,181
 Ebos Group, Ltd.......................................       57,108         58,343
 *Evergreen Forests, Ltd...............................      323,301         66,058
 Fernz Corp., Ltd......................................      391,902        608,573
 Fisher & Paykel Industries, Ltd.......................      307,890      1,195,283
 *Force Corp., Ltd.....................................      380,914         37,359
 Hallenstein Glassons Holdings, Ltd....................      142,638        153,300
 Hellaby Holdings, Ltd.................................      118,179         97,071
 Horizon Energy Distribution, Ltd......................        8,084         38,651
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,512,455
 *Kingsgate International Corp., Ltd...................      479,679         24,111
 *Met Lifecare, Ltd....................................      202,860        107,768
 Michael Hill International, Ltd.......................       90,546        140,606
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760        911,989
 *New Zealand Oil & Gas, Ltd...........................      402,731         65,830
 New Zealand Refining Co., Ltd.........................       62,819        408,169
 Northland Port Corp. (New Zealand), Ltd...............      108,571         77,643
 Nuplex Industries, Ltd................................      194,410        270,115
 *Otter Gold Mines, Ltd................................       89,321          6,972
 Owens Group, Ltd......................................      138,522         42,455
 *Pacific Retail Group, Ltd............................      123,160         64,422
 Port of Tauranga, Ltd.................................      200,316        507,527
 Ports of Auckland.....................................      347,158        817,149
 Reid Farmers, Ltd.....................................      146,734         59,963
 Restaurant Brand New Zealand, Ltd.....................      237,245        140,578
 *Richina Pacific, Ltd.................................      137,322         35,915

                                                            SHARES           VALUE+
                                                            ------           ------

 Sanford, Ltd..........................................      250,512   $    650,060
 Scott Technology, Ltd.................................       48,074         30,254
 *Seafresh Fisheries...................................       80,520          2,336
 *Shotover Jet, Ltd....................................      106,500         21,761
 Sky City, Ltd.........................................      273,558      1,101,126
 South Port New Zealand, Ltd...........................       30,744         15,076
 Steel & Tube Holdings, Ltd............................      151,610        110,900
 *Summit Gold, Ltd.....................................      107,419          3,907
 #Tasman Agriculture, Ltd..............................      261,760        146,546
 Taylors Group, Ltd....................................       29,646         14,174
 Tourism Holdings, Ltd.................................      222,252        128,969
 *Trans Tasman Properties, Ltd.........................      891,408         83,783
 Tranz Rail Holdings, Ltd..............................      316,409        465,482
 Trustpower, Ltd.......................................      458,529        657,696
 Warehouse Group, Ltd..................................      503,486      1,148,083
 #Waste Management NZ, Ltd.............................      254,272        384,461
 Williams & Kettle, Ltd................................       38,372         47,826
 Wrightson, Ltd........................................      317,720         86,990
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,367,334)...................................                  15,275,396
                                                                       ------------

BONDS -- (0.1%)
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Capital Properties New Zealand, Ltd. Notes
   8.500%, 04/15/05
   (Cost $210,192).....................................          201         83,047
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $38,612)......................................                      38,487
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $18,616,138)...................................                  15,396,930
                                                                       ------------

MALAYSIA -- (0.3%)
                                                            SHARES
                                                            ------
                                                           -------
                                                            (000)
COMMON STOCKS -- (0.3%)
 *Aokam Perdana Berhad.................................        7,100          1,756
 *Apl Industries Berhad................................        4,100            572
 *Arensi Holdings (Malaysia) Berhad....................       33,000          3,561
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Mun Loong Berhad.....................................       40,000          6,158
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *SCK Group Berhad.....................................       22,000              0
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Westmont Industries Berhad...........................      223,520         52,351
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,896,067)....................................                     406,815
                                                                       ------------

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

UNITED STATES -- (0.0%)
                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950   $        276
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,302)........................................                         276
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.5%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc.3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $1,969,695) to be
   repurchased at $1,940,209
   (Cost $1,940,000)...................................   $    1,940      1,940,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $201,832,544)++....                $129,301,352
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
   @  Denominated in local currency or the Euro.
  ++  The cost for federal income tax purposes is $202,410,896.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (99.3%)
COMMON STOCKS -- (99.1%)
 600 Group P.L.C.......................................      100,910   $    101,782
 AEA Technology P.L.C..................................       35,705        112,098
 AIM Group P.L.C.......................................       32,063         88,821
 AIT Group P.L.C.......................................        6,891         80,274
 API Group P.L.C.......................................       51,500         92,184
 ASDA Property Holdings P.L.C..........................       94,000        320,492
 *ASW Holdings P.L.C...................................      949,314         87,660
 Abacus Polar P.L.C....................................       75,000        299,396
 Abbeycrest P.L.C......................................       42,590         60,807
 Abbot Group P.L.C.....................................       92,595        230,199
 Acal P.L.C............................................       13,671        113,129
 *Acatos & Hutcheson P.L.C.............................       79,000         60,042
 *Action Computer Supplies Holdings, Ltd...............       88,000         67,508
 Adam & Harvey Group P.L.C.............................       10,500         19,615
 *Advanced Medical Solutions P.L.C.....................       24,258          5,600
 Advanced Power Components, Ltd........................        7,871         12,356
 *African Lakes Corp. P.L.C............................        7,760          2,205
 Airflow Streamlines P.L.C.............................       20,500         22,279
 Airsprung Furniture Group P.L.C.......................       58,000         68,389
 Alba P.L.C............................................      105,025        615,453
 *Alexanders Holdings P.L.C............................       71,000         18,660
 Alexandra Workwear P.L.C..............................       86,243        140,896
 *Alexon Group P.L.C...................................      106,500        185,338
 Allders P.L.C.........................................       16,000         38,186
 Allen P.L.C...........................................       25,000         92,873
 Alpha Airports Group P.L.C............................      331,241        301,163
 Alphameric P.L.C......................................       72,688        117,202
 Alumasc Group P.L.C...................................      100,245        167,332
 Alvis P.L.C...........................................      150,000        295,134
 *Amberley Group P.L.C.................................      200,000         63,218
 Amey P.L.C............................................       60,769        299,564
 Amstrad P.L.C.........................................      149,652        132,874
 *Andrew Sykes Group P.L.C.............................      203,650        232,894
 *Anglesey Mining P.L.C................................       55,000          1,953
 Anglo Eastern Plantations P.L.C.......................       57,166         27,612
 Anite Group P.L.C.....................................      250,000        523,854
 Applied Optical Technologies P.L.C....................       21,300         31,923
 Aquarius Group P.L.C..................................        8,000          3,466
 *Arena Leisure P.L.C..................................       97,408        131,461
 Armitage Brothers P.L.C...............................        4,000          8,183
 Armour Trust P.L.C....................................      198,500         52,169
 Ascot P.L.C...........................................       53,435        307,818
 Ashtenne Holdings P.L.C...............................       50,000        150,586
 Aukett Associates P.L.C...............................      146,304         19,745
 Austin Reed Group P.L.C...............................       68,999        142,621
 Avesco P.L.C..........................................       29,998        375,019
 Avon Rubber P.L.C.....................................       60,364        127,345
 *Axis-Shield P.L.C....................................       18,284         98,054
 *Azlan Group P.L.C....................................      185,000        403,421
 BNB Resources P.L.C...................................       49,000         38,634
 BPP Holdings P.L.C....................................       53,250        349,872
 *BS P.L.C.............................................        7,000         16,010
 BSS Group P.L.C.......................................       47,905        190,553
 Babcock International Group P.L.C.....................      310,464        500,593
                                                            SHARES           VALUE+
                                                            ------           ------

 Baggeridge Brick P.L.C................................       98,000   $    139,221
 Bailey (Ben) Construction P.L.C.......................       26,000         22,716
 *Bailey (C.H.) P.L.C..................................      109,500         11,667
 *Bailey (C.H.) P.L.C. Class B.........................       10,000          2,841
 Barlows P.L.C.........................................       50,000         50,077
 Barr (A.G.) P.L.C.....................................       43,000        319,178
 Baynes (Charles) P.L.C................................      341,378        295,831
 Beattie (James) P.L.C.................................      132,247        340,050
 Bellway P.L.C.........................................       93,000        576,033
 Bemrose Corp. P.L.C...................................       50,375        187,139
 Benchmark Group P.L.C.................................       26,892        114,801
 Bentalls P.L.C........................................       91,617        130,153
 Bespak P.L.C..........................................       55,918        470,671
 Bett Brothers P.L.C...................................       33,108        127,462
 *Biocompatibles International P.L.C...................       31,250        136,513
 *Biotrace International P.L.C.........................       50,000         44,039
 Birse Group P.L.C.....................................      421,901         61,434
 *Bizspace P.L.C.......................................        8,695          4,014
 Black Arrow Group P.L.C...............................       56,500         63,811
 Blacks Leisure Group P.L.C............................       60,959        159,776
 *Blagden Industries P.L.C.............................      131,092         20,486
 Blick P.L.C...........................................       68,555        231,303
 Bloomsbury Publishing P.L.C...........................        5,307         60,992
 Body Shop International P.L.C.........................      194,000        264,576
 Boosey & Hawkes P.L.C.................................       35,500         79,935
 Boot (Henry) & Sons P.L.C.............................       47,000        183,615
 *Bradstock Group P.L.C................................      130,000         13,389
 Brake Brothers P.L.C..................................       15,600        157,348
 Brammer (H.) P.L.C....................................       86,623        621,445
 Brewin Dolphin Holdings P.L.C.........................       27,309         55,866
 Bristol Water Holdings P.L.C..........................       12,000        163,229
 Britax International P.L.C............................      120,297        233,273
 *British Biotech P.L.C................................      198,000         61,882
 British Polythene Industries P.L.C....................       56,740        195,469
 Britt Allcroft Co. P.L.C..............................       25,000        218,420
 Brockhampton Holdings P.L.C...........................       12,000         42,619
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000         67,167
 Brown & Jackson P.L.C.................................      296,819        147,583
 *Brunel Holding PLC...................................       11,935          4,790
 Budgens P.L.C.........................................      306,137        354,447
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          7,671
 Bullough P.L.C........................................      256,000        143,653
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        348,087
 *Burn Stewart Distillers P.L.C........................      142,500         49,091
 *Burnden Leisure P.L.C................................       33,000          4,688
 Burndene Investments P.L.C............................      175,001         78,312
 Burtonwood Brewery P.L.C..............................       38,000        103,918
 Business Post Group P.L.C.............................       25,000         78,134
 *CLS Holdings P.L.C...................................      102,907        345,743
 *CML Microsystems P.L.C...............................        3,361         27,335
 Cadcentre Group P.L.C.................................       10,000         77,211
 Caffyns P.L.C.........................................        6,000         29,833
 *Cairn Energy P.L.C...................................       60,206        289,091
 *Calluna P.L.C........................................       77,140          9,315
 Camellia P.L.C........................................        2,950        127,820
 Cammell Laird Group P.L.C.............................      256,158         21,834

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Cannons Group P.L.C...................................      188,000   $    411,298
 Cape P.L.C............................................      119,518         42,447
 *Capital Bars P.L.C...................................       70,000         20,386
 Carbo P.L.C...........................................      240,557         29,902
 Carclo Engineering Group P.L.C........................      100,463        135,584
 Care UK P.L.C.........................................       29,000        115,972
 *Carlisle Holdings, Ltd...............................        8,709         38,354
 Carpetright P.L.C.....................................       95,000        833,371
 Carr's Milling Industries P.L.C.......................       19,000         29,016
 Castings P.L.C........................................       79,000        165,538
 *Cedar Group P.L.C....................................        9,852         32,681
 *Cenes Pharmaceuticals P.L.C..........................       48,612         27,278
 Chamberlin & Hill P.L.C...............................       18,000         44,750
 Chapelthorpe P.L.C....................................      508,590        110,183
 Charles Taylor Group P.L.C............................        6,000         36,226
 Charter P.L.C.........................................       13,744         39,831
 Chemring Group P.L.C..................................       49,000        237,719
 Chime Communications P.L.C............................       25,038         57,267
 Chloride Group P.L.C..................................      485,500        696,608
 Christie Group P.L.C..................................       53,263         43,887
 Chrysalis Group P.L.C.................................      268,082        942,586
 Churchill China P.L.C.................................       30,000         75,222
 City Centre Restaurants P.L.C.........................      433,500        283,286
 Clarkson (Horace) P.L.C...............................       44,733        158,236
 *Clinical Computing P.L.C.............................       40,000         17,900
 Clinton Cards P.L.C...................................      124,460        265,216
 *Clubhaus P.L.C.......................................       31,694         18,235
 Clydeport P.L.C.......................................       12,500         55,759
 Colefax & Fowler Group P.L.C..........................       60,000         84,385
 *Communisis P.L.C.....................................      237,134        579,429
 Community Hospitals Group P.L.C.......................       63,833        598,504
 Compel Group P.L.C....................................        5,000          6,144
 Coral Products P.L.C..................................       50,000         31,964
 *Corporate Services Group P.L.C.......................       82,200         58,387
 Cosalt P.L.C..........................................       30,700         97,911
 Countryside Property P.L.C............................      138,259        392,827
 Countrywide Assured Group P.L.C.......................      120,977        195,923
 Courts P.L.C..........................................      110,722        515,137
 Cox Insurance Holdings P.L.C..........................       20,000         70,037
 *Cradley Group Holdings P.L.C.........................       80,000         22,730
 Crest Nicholson P.L.C.................................      267,250        839,050
 Creston Land & Estates P.L.C..........................        5,000          5,967
 Croda International P.L.C.............................       52,802        204,782
 Cropper (James) P.L.C.................................       22,000         67,664
 *Culver Holdings P.L.C................................          338            295
 DBS Management P.L.C..................................        9,000          9,078
 DCS Group P.L.C.......................................       10,000         10,157
 DFS Furniture Co. P.L.C...............................       41,300        270,476
 DTZ Holdings P.L.C....................................       89,500        255,562
 Daejan Holdings P.L.C.................................       23,000        398,626
 Dairy Crest Group P.L.C...............................        5,000         20,706
 *Danka Business Systems P.L.C.........................       15,000          3,729
 Dart Group P.L.C......................................       74,000        337,980
 Davis Service Group P.L.C.............................       10,000         51,853
 *Dawson International P.L.C...........................      204,384        171,308
 Delancey Estates P.L.C................................       53,758         88,207
 *Delaney Group P.L.C..................................      270,000              0
 Delta P.L.C...........................................      150,000        270,628
 *Deltron Electronics P.L.C............................        8,621         17,391
 *Delyn Group P.L.C. ..................................       22,500         69,362
 Densitron International P.L.C.........................       74,175         51,107
 Derwent Valley Holdings P.L.C.........................       90,000      1,006,864
                                                            SHARES           VALUE+
                                                            ------           ------

 Development Securities P.L.C..........................       50,000   $    271,694
 Dewhirst Group P.L.C..................................      275,760        295,771
 Dewhurst P.L.C........................................        9,000         11,955
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         15,083
 Diagonal P.L.C........................................       34,200        135,310
 *Dialog Corp. P.L.C...................................      115,000         12,661
 Dicom Group P.L.C.....................................       30,000        197,111
 Diploma P.L.C.........................................       48,000        215,480
 *Direct Message P.L.C.................................       26,923          5,546
 Dixon Motors P.L.C....................................       55,408        143,653
 Domestic & General Group P.L.C........................       12,458        111,055
 Domino Printing Sciences P.L.C........................      335,935        720,626
 Domnick Hunter Group P.L.C............................       30,000        152,575
 Dowding & Mills P.L.C.................................      336,440        173,258
 Druck Holdings P.L.C..................................        8,000         27,730
 EBC Group P.L.C.......................................       33,000         60,007
 East Surrey Holdings P.L.C............................       36,800        100,637
 Edinburgh Fund Managers Group P.L.C...................       61,000        514,747
 Eldridge Pope & Co. P.L.C.............................       25,000         90,032
 Eleco Holdings P.L.C..................................      104,685         31,974
 Electronic Data Processing P.L.C......................       55,200         41,170
 Electronics Boutique P.L.C............................      150,000        202,438
 *Emess P.L.C..........................................      288,250         41,973
 *Energy Technique P.L.C...............................       77,856          3,595
 Ennstone P.L.C........................................      135,323         62,479
 Eurocopy P.L.C........................................      131,000         57,691
 Eurodis Electron P.L.C................................       87,500        134,249
 Euromoney Institutional Investors P.L.C...............       65,000        394,755
 European Colour P.L.C.................................       82,090         54,811
 European Motor Holdings P.L.C.........................      118,325        148,764
 *European Telecom P.L.C...............................        7,000          2,287
 *Europower P.L.C......................................      232,092         16,486
 *Evans of Leeds Contingent Units P.L.C................       80,000              0
 *Express Dairies P.L.C................................      722,000        374,376
 Expro International Group P.L.C.......................       50,000        415,531
 *FII Group P.L.C......................................       41,166         59,066
 Falcon Holdings P.L.C.................................        5,500         14,259
 Fenner P.L.C..........................................      215,276        322,646
 *Ferguson International Holdings P.L.C................       89,105         44,305
 *Ferraris Group P.L.C.................................        9,000         36,631
 *Ferraris Group P.L.C.................................          600          2,421
 Filtronic P.L.C.......................................        4,138         14,990
 Financial Objects P.L.C...............................        7,000         12,878
 Fine Art Developments P.L.C...........................      108,000        428,828
 First Technology P.L.C................................      117,111        770,294
 *Firth (G.M.) Holdings P.L.C..........................      163,080         41,701
 Firth Rixson P.L.C....................................      416,888        242,818
 Fisher (Albert) Group P.L.C...........................       26,000         33,243
 *Flare Group P.L.C....................................       20,600              0
 Folkes Group P.L.C....................................       28,000         43,755
 Folkes Group P.L.C. Non-Voting........................       65,500         83,746
 *Forminster P.L.C.....................................       43,333         16,621
 Forth Ports P.L.C.....................................      129,065      1,347,640
 Fortress Holdings P.L.C...............................      120,728         45,021
 *Foster (John) & Son P.L.C............................       27,500          4,200
 Freeport Leisure P.L.C................................       12,300        107,201
 French Connection Group P.L.C.........................       25,000        297,442
 *Friendly Hotels P.L.C................................       51,533         19,766

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Friends, Ivory & Sime P.L.C...........................       65,102   $    365,317
 Fuller, Smith & Turner P.L.C. Series A................       20,000        129,987
 Fulmar P.L.C..........................................      107,500         96,975
 Galliford P.L.C.......................................      467,870        259,220
 Games Workshop Group P.L.C............................        8,000         36,652
 Gardner Group P.L.C...................................       26,923         35,379
 Garton Engineering P.L.C..............................       10,248          7,570
 Gaskell P.L.C.........................................       36,000         26,338
 *Gearhouse Group P.L.C................................       25,000         10,299
 Geest P.L.C...........................................       87,074        783,634
 Georgica P.L.C........................................       53,033         69,689
 Gibbs & Dandy P.L.C...................................        4,500         18,219
 *Gioma Restaurants P.L.C..............................      100,000         49,722
 Gleeson (M.J.) Group P.L.C............................       22,471        357,535
 Glenchewton P.L.C.....................................       21,264          6,797
 Glenmorangie P.L.C....................................       20,000        199,597
 Glotel P.L.C..........................................       15,300         12,607
 Go-Ahead Group P.L.C..................................       20,000        241,505
 Gowrings P.L.C........................................        5,000          7,210
 Grainger Trust, Ltd...................................       22,000        250,810
 Grampian Holdings P.L.C...............................      200,324        230,513
 Grantchester Holdings P.L.C...........................       54,000        149,591
 Greene King P.L.C.....................................       23,039        202,106
 *Greenwich Resources P.L.C............................      219,332         18,695
 Greggs P.L.C..........................................       26,000      1,126,552
 Guiness Peat Group P.L.C..............................      138,374         87,477
 Haden Maclellan Holdings P.L.C........................      206,224        112,792
 Halma P.L.C...........................................       30,000         56,257
 Halstead (James) Group P.L.C..........................       73,634        209,212
 Hamley's P.L.C........................................       47,500         83,000
 Hampson Industries P.L.C..............................      507,431        291,951
 *Hampton Trust P.L.C..................................      232,050         32,965
 Hanover International P.L.C...........................       11,420         19,225
 Hardys & Hansons P.L.C................................       48,000        178,316
 *Hartstone Group P.L.C................................      640,263         54,574
 Harvey Nash Group.....................................      125,000        482,123
 Havelock Europa P.L.C.................................       64,250         28,752
 *Hawtal Whiting Holdings P.L.C........................       22,588              0
 Hawtin P.L.C..........................................      196,500         30,009
 Haynes Publishing Group P.L.C.........................       14,703         22,454
 Headlam Group P.L.C...................................      228,861        723,402
 Heath (Samuel) & Sons P.L.C...........................        7,500         29,726
 Helical Bar P.L.C.....................................       35,000        410,204
 *Helphire Group P.L.C.................................      134,600        166,357
 *Hemscott P.L.C.......................................       13,020          8,046
 Henlys Group P.L.C....................................        8,303         38,748
 Heywood Williams Group P.L.C..........................       50,400        126,015
 Highbury House Communications P.L.C...................      439,166        251,115
 High-Point P.L.C......................................       57,510         71,079
 Hill & Smith Holdings P.L.C...........................       86,850         84,516
 Hit Entertainment P.L.C...............................      106,848        462,961
 Hitachi Credit (UK) P.L.C.............................       16,412         72,044
 Holidaybreak P.L.C....................................       92,974        564,645
 *Horace Small Apparel P.L.C...........................      137,500        175,802
 *Howard Holdings P.L.C................................       57,730         28,294
 Hughes (T.J.) P.L.C...................................       11,625         23,451
 Hunting P.L.C.........................................      223,174        860,778
 Huntleigh Technology P.L.C............................       10,345         45,338
 *Huntsworth P.L.C.....................................       90,000         48,585
 IAF Group P.L.C.......................................       30,000         18,113
                                                            SHARES           VALUE+
                                                            ------           ------

 IMS Group P.L.C.......................................       75,000   $     27,169
 *ISA International P.L.C..............................       95,214         25,362
 *Ids Group P.L.C......................................       23,000         33,818
 *Imagination Technologies Group P.L.C.................      225,366        441,820
 Incepta Group P.L.C...................................      351,000        421,349
 *Industrial and Commercial Holdings...................        5,000            107
 Intelek P.L.C.........................................       99,880         67,398
 *Interx P.L.C.........................................       20,000         29,549
 Isotron P.L.C.........................................       30,500        113,738
 Ite Group P.L.C.......................................      331,893        160,308
 J.& J. Dyson P.L.C....................................       28,500         60,124
 *JKX Oil and Gas P.L.C................................      220,533         50,127
 Jacobs (John I.) P.L.C................................      116,000         42,022
 Jardine Lloyd Thompson Group P.L.C....................       55,812        378,598
 Jarvis Hotels P.L.C...................................      300,000        475,197
 Jarvis P.L.C..........................................      300,000      1,532,139
 *Jarvis Porter Group P.L.C............................       99,894         14,901
 John David Sports P.L.C...............................      114,500        554,674
 Johnson Group Cleaners P.L.C..........................      110,535        580,219
 Johnston Group P.L.C..................................       26,000        108,038
 Joseph (Leopold) Holdings P.L.C.......................       14,000        148,171
 Jourdan (Thomas) P.L.C................................       40,000         20,173
 *Kalamazoo Computer Group P.L.C.......................       56,120         13,354
 Keller Group P.L.C....................................      110,000        351,603
 *Kewill Systems P.L.C.................................       10,000         18,717
 Kier Group P.L.C......................................       10,640         72,176
 Kleeneze P.L.C........................................       84,300        211,972
 *Knowledge Support Systems Group P.L.C................       25,000         28,235
 Kunick P.L.C..........................................      420,000         79,058
 Laing (John) P.L.C....................................      103,977        718,618
 Laird Group P.L.C.....................................        6,000         19,391
 Lambert Howarth Group P.L.C...........................       25,200         61,575
 *Lamont Holdings P.L.C................................       72,231          9,748
 *Laura Ashley Holdings P.L.C..........................      249,150         90,257
 Lavendon Group P.L.C..................................       20,092        139,861
 Leeds Group P.L.C.....................................       86,938         59,900
 *Leeds Sporting P.L.C.................................       66,000         10,783
 Leicester City P.L.C..................................      100,000         71,741
 Lincat Group P.L.C....................................        4,000         17,673
 Linton Park P.L.C.....................................       39,000        186,989
 Linx Printing Technologies P.L.C......................       27,000        113,728
 Litho Supplies P.L.C..................................      100,000         97,312
 Locker (Thomas) Holdings P.L.C........................      176,168         23,775
 London Clubs International P.L.C......................      125,000         82,574
 *London Forfeiting Co.................................       12,000          4,006
 London Scottish Bank P.L.C............................      263,000        524,940
 Lookers P.L.C.........................................       53,160         81,939
 *Lorien P.L.C.........................................       60,000         65,206
 Low & Bonar P.L.C.....................................       65,000         82,183
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985         11,634
 Luminar P.L.C.........................................        9,623        120,985
 Lynx Holdings P.L.C...................................      100,000        104,416
 *M.L. Laboratories P.L.C..............................       51,042         37,343
 *MDIS Group P.L.C.....................................      285,600        242,423
 MFI Furniture Group P.L.C.............................      186,666        333,466
 MMT Computing P.L.C...................................        3,000          9,206
 MS International P.L.C................................       71,500         34,027
 MSB International P.L.C...............................       16,000         23,639
 MacDonald Hotels P.L.C................................       15,500         32,699

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 MacFarlane Group Clansman P.L.C.......................      228,287   $    274,041
 Macro 4 P.L.C.........................................       42,500        309,429
 Maiden Group P.L.C....................................       16,800        110,979
 Mallett P.L.C.........................................       24,837         67,039
 Manganese Bronze Holdings P.L.C.......................       32,184         48,922
 Marshalls P.L.C.......................................      225,800        774,674
 *Martin International Holdings P.L.C..................      135,800         21,704
 Marylebone Warwick Balfour Group P.L.C................       73,345        227,667
 Mayflower Corp. P.L.C.................................      403,800        542,096
 McAlpine (Alfred) P.L.C...............................      171,111        889,686
 McBride P.L.C.........................................       10,000          9,376
 McCarthy & Stone P.L.C................................      194,968        855,854
 McKay Securities P.L.C................................       68,500        183,434
 McLeod Russel Holdings P.L.C..........................      149,524        127,450
 Meconic P.L.C.........................................       11,725         42,891
 *Medical Solu.........................................       26,658         38,250
 Mentmore Abbey P.L.C..................................      262,423        482,780
 Menzies (John) P.L.C..................................       57,314        354,997
 *Merant P.L.C.........................................      172,500        158,062
 Merchant Retail Group P.L.C...........................      185,666        217,603
 Merrydown P.L.C.......................................       59,927         31,074
 Metal Bulletin P.L.C..................................       95,500        407,008
 Metalrax Group P.L.C..................................      358,740        382,225
 *Metaltech International P.L.C........................      401,163          4,844
 Mice Group P.L.C......................................       39,909         59,530
 Microgen Holdings P.L.C...............................       88,000        246,904
 Mitie Group P.L.C.....................................      500,000        955,367
 Molins P.L.C..........................................       68,000        161,326
 *Moss Brothers Group P.L.C............................      163,400         80,085
 Mowlem (John) & Co. P.L.C.............................      309,656        895,204
 Mtl Instruments Group P.L.C...........................        4,348         16,832
 Mucklow (A & J) Group P.L.C...........................      175,000        484,787
 *NXT P.L.C............................................       14,754         87,507
 Nestor Healthcare Group P.L.C.........................      180,200      1,542,374
 *Netbenefit P.L.C.....................................        3,000          1,257
 *Network Technology P.L.C.............................       15,000          1,865
 Newcastle United P.L.C................................       48,923         26,758
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550        121,487
 Nord Anglia Education P.L.C...........................        5,000         19,711
 Northamber P.L.C......................................       75,888        113,198
 Northgate P.L.C.......................................      118,200        748,911
 *Novara P.L.C.........................................      228,591        134,767
 *OEM P.L.C............................................       12,000          5,285
 Oasis Stores..........................................       13,000         17,452
 Ocean Wilson Holdings, Ltd............................       84,250         98,742
 Ockham Holdings P.L.C.................................      122,000         93,590
 Old English Pub Company P.L.C.........................       65,000         85,415
 *Orbis P.L.C..........................................      142,859        151,704
 Osborne & Little P.L.C................................       11,200         67,224
 *Osprey Communications P.L.C..........................       47,048          1,170
 Owen (H.R.) P.L.C.....................................       30,000         55,191
 Oxford Instruments P.L.C..............................       99,838        239,696
 *Oxford Molecular Group P.L.C.........................       41,440         10,302
 *PGA European Tour Courses P.L.C......................       80,000         35,231
 *PPL Therapeutics P.L.C...............................       20,000         33,527
 PSD Group.............................................       43,500        367,692
 *Paladin Resources P.L.C..............................       74,000         58,870
 Paragon Group of Companies P.L.C......................       47,000        175,269
 Parity Group P.L.C....................................      128,750        150,896
 *Park Food Group P.L.C................................      291,600         45,568
 *Partners Holdings P.L.C..............................       40,000          7,103
                                                            SHARES           VALUE+
                                                            ------           ------

 Partridge Fine Arts P.L.C.............................       58,000   $     51,085
 Paterson Zochonis P.L.C...............................       22,000        157,518
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        166,852
 Pendragon P.L.C.......................................       95,750        332,580
 *Peptide Therapeutics Group P.L.C.....................       35,000         62,649
 Perry Group P.L.C.....................................       47,666         55,865
 Peterhouse Group P.L.C................................       85,427        535,195
 *Pex P.L.C............................................       85,517              0
 Photobition Group P.L.C...............................       38,300         25,301
 Photo-Me International P.L.C..........................      120,064        177,388
 Photo-Scan P.L.C......................................       40,777         91,238
 *Phytopharm...........................................       12,600         95,764
 *Pic International Group P.L.C........................       92,975         50,191
 Pifco Holdings P.L.C..................................       32,666        124,832
 Pittards P.L.C........................................       60,985         55,881
 Planit Holdings P.L.C.................................       35,000         33,065
 *Plantation & General Investment P.L.C................       70,623         20,567
 *Plasmon P.L.C........................................      100,000        139,931
 Portmeirion Potteries (Holdings) P.L.C................       22,856         67,375
 Porvair P.L.C.........................................       35,000        148,668
 *Powderject Pharmaceuticals P.L.C.....................       30,400        178,146
 Precoat International P.L.C...........................       25,000         25,038
 *Premier Consolidated Oilfields P.L.C.................      152,488         50,907
 Pressac Holdings P.L.C................................      176,166        191,453
 *Princedale Group P.L.C...............................      250,000         63,040
 *Probus Estates P.L.C.................................       83,333          4,143
 *Property Partnerships P.L.C..........................       10,000         11,365
 *Proudfoot P.L.C......................................      236,420        229,226
 *Provalis P.L.C.......................................      104,615         24,894
 Prowting P.L.C........................................      157,630        347,095
 QS Holdings P.L.C.....................................       95,775         28,573
 *QSP Group P.L.C......................................       31,250         11,432
 *Queens Moat Houses P.L.C.............................      159,000         45,740
 Quick Group P.L.C.....................................       79,992         80,683
 Quintain Estates & Development P.L.C..................      108,350        294,765
 *Qxl.com P.L.C........................................      130,000         15,698
 RJB Mining P.L.C......................................       16,000         22,503
 *RMS Communications P.L.C.............................       15,000              0
 RPS Group P.L.C.......................................       67,900        177,969
 *Radamec Group P.L.C..................................       35,000         14,668
 *Radstone Technology P.L.C............................        5,000         18,646
 Ransom (William) & Son P.L.C..........................       30,000         25,784
 *Recognition Systems Group P.L.C......................       37,200         13,212
 Redrow Group P.L.C....................................       89,800        281,933
 *Redstone Telecom P.L.C...............................       33,046         15,962
 *Reece P.L.C..........................................      283,750          3,023
 Reed Executive P.L.C..................................      116,500        388,930
 Reg Vardy P.L.C.......................................      103,597        476,101
 Regent Inns P.L.C.....................................       88,751        245,228
 Reliance Security Group P.L.C.........................        9,000         72,878
 Relyon Group P.L.C....................................       40,777         91,817
 Renishaw P.L.C........................................      146,806      1,185,638
 Renold P.L.C..........................................      144,000        214,798
 Ricardo Group P.L.C...................................       84,709        610,722
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 *Rodime P.L.C.........................................      435,000         72,611
 Rolfe & Nolan P.L.C...................................       24,000         55,404
 Roseby's P.L.C........................................       33,500        218,442
 Rotork P.L.C..........................................      165,099        829,109

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Rowe Evans Investments P.L.C..........................       86,917   $     79,642
 Roxboro Group P.L.C...................................       11,107         45,995
 *Roxspur P.L.C........................................      167,464         54,718
 *Royal Doulton P.L.C..................................       60,000         43,684
 Royalblue Group P.L.C.................................       11,800        170,567
 Russell (Alexander) P.L.C.............................       47,500        135,971
 Rutland Trust P.L.C...................................      544,800        288,298
 S & U P.L.C...........................................       21,140        123,882
 *SEP Industrial Holdings P.L.C........................      100,000         13,496
 SFI Group P.L.C.......................................       26,713         98,098
 SIG P.L.C.............................................      103,200        361,389
 Safeland P.L.C........................................       25,000         15,627
 Salvesen (Christian) P.L.C............................      100,000        180,419
 Sanderson Bramall Motor Group P.L.C...................       68,166        218,370
 *Save Group P.L.C.....................................      175,080        118,143
 Saville (J.) Gordon Group P.L.C.......................      379,926        485,757
 Savills P.L.C.........................................      104,000        406,297
 Scapa Group P.L.C.....................................       44,337         68,340
 Scottish Radio Holdings...............................       13,100        205,642
 Secure Trust Group P.L.C..............................       27,118        155,638
 Senior Engineering Group P.L.C........................      122,900        115,232
 Severfield-Rowan P.L.C................................       20,000         75,009
 Shaftesbury P.L.C.....................................      137,500        603,586
 Shanks & McEwan Group P.L.C...........................       92,900        232,937
 *Sherwood Group P.L.C.................................      270,000         29,726
 Sherwood International, Ltd...........................       16,674         78,405
 Shiloh P.L.C..........................................       14,500         32,855
 *ShopRite Group P.L.C.................................      204,780         29,819
 Silentnight Holdings P.L.C............................       84,300        219,756
 Simon Engineering P.L.C...............................      348,089        301,646
 Sinclair (William) Holdings P.L.C.....................       53,000         60,234
 Sindall (William) P.L.C...............................       66,000        427,550
 Singapore Para Rubber Estates P.L.C...................       26,000         37,860
 Singer & Friedlander Group P.L.C......................       44,553        193,360
 Sirdar P.L.C..........................................      120,545        146,418
 Skillsgroup P.L.C.....................................      177,250        316,015
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500        100,686
 *Soco International P.L.C.............................        9,000         17,324
 *Solvera P.L.C........................................      173,158              0
 South Staff Water Holdings P.L.C......................      108,000        820,834
 Southampton Leisure Holdings P.L.C....................       19,615         12,818
 Spirax-Sarco Engineering P.L.C........................       55,100        331,500
 *Sportsworld Media Group P.L.C........................       26,049        155,424
 Spring Group P.L.C....................................      169,495        154,104
 Springwood P.L.C......................................       37,500         79,111
 St. Modwen Properties P.L.C...........................       50,000         82,041
 Stanley (Charles) Group P.L.C.........................       76,800        368,225
 Stanley Leisure Organisation P.L.C....................      221,258        825,099
 Sterling Publishing Group P.L.C.......................       26,719         26,950
 Stirling Group P.L.C..................................      193,011         65,807
 *Stratagem Group P.L.C................................       70,315         20,977
 *Stylo P.L.C..........................................      127,367         54,282
 *Superscape P.L.C.....................................       14,621         12,982
 Swallowfield P.L.C....................................       15,000         23,547
 Swan (John) and Sons P.L.C............................        1,000          4,915
 Syltone P.L.C.........................................       50,400         57,995
 *Synstar P.L.C........................................       30,000         16,408
 T & S Stores P.L.C....................................      138,335        535,521
 TGI Group P.L.C.......................................       59,560         41,460
 *Tadpole Technology P.L.C.............................      109,090         51,142
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tamaris P.L.C........................................        5,161   $         92
 *Tandem Group P.L.C...................................      267,838         19,976
 *Tandem Group P.L.C...................................      327,365              0
 Tay Homes P.L.C.......................................       52,629         69,906
 *Teamtalk.com Group P.L.C.............................      375,000         77,246
 Ted Baker P.L.C.......................................       16,500         81,103
 Telemetrix P.L.C......................................      165,708        473,170
 *Telme.com P.L.C......................................      250,000         74,583
 *Telspec P.L.C........................................       25,000         12,963
 Tempus Group P.L.C....................................       13,308         82,901
 Tex Holdings P.L.C....................................       14,000         20,386
 Thorntons P.L.C.......................................      158,000        207,624
 Thorpe (F.W.) P.L.C...................................       24,000         40,914
 Tibbett & Britten Group P.L.C.........................       86,123        963,491
 Tilbury Douglas P.L.C.................................      166,001      1,344,199
 Time Products P.L.C...................................       90,242        239,092
 Tinsley (Eliza) Group P.L.C...........................       19,844         20,156
 Topps Tiles P.L.C.....................................       18,000         84,896
 Tops Estates P.L.C....................................       10,088         25,796
 Torex P.L.C...........................................       58,333        621,518
 *Torotrak P.L.C.......................................       39,193         89,642
 *Tottenham Hotspur P.L.C..............................      150,000        108,677
 Town Centre Securities (New) P.L.C....................      142,137        245,336
 *Towry Law P.L.C......................................        7,000         19,889
 *Trace Computers P.L.C................................       33,552         39,323
 Transport Development Group P.L.C.....................       19,782         76,018
 *Transtec P.L.C.......................................      601,525              0
 *Triad Group P.L.C....................................        9,412         32,759
 Trifast P.L.C.........................................       28,388         62,106
 Ulster Television, Ltd................................      115,602        422,883
 *Ultima Networks P.L.C................................      100,000          3,552
 Ultra Electronics Holdings P.L.C......................        3,480         22,618
 *Umeco P.L.C..........................................        5,000         45,993
 *Union P.L.C..........................................       94,000         31,381
 *United Industries P.L.C..............................      109,008         10,066
 *United Overseas Group P.L.C..........................       64,209          5,473
 Universal Salvage P.L.C...............................       10,755         63,407
 *Vanguard Medica Group P.L.C..........................       13,172         46,500
 Vega Group P.L.C......................................       10,000         39,067
 *Vert (Jacques) P.L.C.................................       45,000          8,311
 Vibroplant P.L.C......................................       83,100         78,506
 Victoria Carpet Holdings P.L.C........................       12,000         22,162
 Victrex P.L.C.........................................       17,565         91,703
 Viglen Technology P.L.C...............................       13,791         12,147
 Vitec Group P.L.C.....................................        8,056         60,084
 *Vocalis Group P.L.C..................................        8,000          3,239
 Volex Group P.L.C.....................................       58,801        591,002
 Vosper Thornycroft Holdings P.L.C.....................       20,000        367,230
 WSP Group P.L.C. 06/21/01.............................       50,000        311,826
 WT Foods P.L.C........................................      145,194         80,444
 Wagon Industrial Holdings P.L.C.......................       80,000        188,090
 Walker Greenbank P.L.C................................      144,462         45,150
 Warner Estate Holdings P.L.C..........................       70,000        294,850
 *Waterdorm P.L.C......................................      105,000              0
 Waterman Partnership Holdings P.L.C...................       45,000         73,837
 *Waverly Mining Finance P.L.C.........................       42,500          2,264
 Weir Group P.L.C......................................       76,994        307,902
 Wellington Holdings P.L.C.............................        9,000         13,872
 Wembley P.L.C.........................................        6,053         59,118
 *Wescol Group P.L.C...................................      125,000         20,421
 Westbury P.L.C........................................      202,522        808,456

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 Whatman P.L.C.........................................      241,935   $    781,912
 White Young Green P.L.C...............................        9,000         26,083
 *Whittard of Chelsea P.L.C............................       30,000         14,917
 *Wiggins Group P.L.C..................................    1,148,266        385,383
 Wilmington Group P.L.C................................       28,692         98,844
 Wilshaw P.L.C.........................................      198,409         90,196
 Wilson (Connolly) Holdings P.L.C......................       51,000        144,179
 Wintrust P.L.C........................................       22,500        181,395
 Wolverhampton & Dudley Breweries P.L.C................       93,071        599,611
 Worthington Group P.L.C...............................      102,653         15,312
 Wyevale Garden Centres P.L.C..........................       18,971        164,668
 Wyndeham Press Group P.L.C............................       63,066        160,371
 *Xenova Group P.L.C...................................      145,714        108,677
 *YJL P.L.C............................................       35,932         15,314
 Yates Brothers Wine Lodges P.L.C......................       23,113         55,819
 Yorklyde P.L.C........................................       25,555         36,485
 Yorkshire Group P.L.C.................................       82,504         70,324
 Young & Co's Brewery P.L.C............................       10,000         82,396
 Young & Co's Brewery P.L.C. Class A...................        5,234         57,625
 Yule Catto & Co. P.L.C................................       50,702        136,854
 *Zetters Group P.L.C..................................       29,000         61,385
 Zotefoams P.L.C.......................................       12,000         17,378
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $94,035,549)...................................                 102,871,780
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $207,864).....................................                     191,301
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04.....................        1,000              0
 *Plantation & General Investment Rights 06/12/01......       10,865          1,003
 *WSP Group P.L.C. Rights 06/21/01.....................       25,000         31,076
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      32,079
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $94,243,413)...................................                 103,095,160
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Lason, Inc.
   (Cost $360,633).....................................        6,620          1,721
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $710,483) to be
   repurchased at $699,075
   (Cost $699,000).....................................   $      699        699,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $95,303,046)++.....                $103,795,881
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $95,307,258.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                               SHARES        VALUE+
                                                               ------        ------
FRANCE -- (18.6%)
COMMON STOCKS -- (18.6%)
 Agricole de la Crau...................................          449   $     22,797
 Apem SA...............................................        1,000         54,078
 Assystem SA...........................................        2,657        126,118
 *Aurea................................................          600          3,001
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        256,807
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        700,203
 Banque Transatlantique................................        3,030        218,303
 Berger Levrault SA....................................          476         55,638
 Boiron SA.............................................        3,800        251,233
 Brioche Pasquier SA...................................        5,200        330,570
 Burelle SA............................................        4,030        237,404
 *CEGID SA.............................................        4,500        433,301
 COM 1 SA..............................................          450          4,215
 CS Communication et Systemes..........................       23,983        172,791
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................          262         16,411
 #Carbone Lorraine.....................................       33,245      1,345,546
 Cegedim SA............................................        6,400        309,210
 Change de la Bourse SA................................          614         14,286
 Christian Dalloz SA...................................        2,022        173,444
 Cie Francaise des Ferrailles..........................       10,576        428,587
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,131,355
 Compagnie Financiere Saint-Honore.....................        1,188        122,951
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,354,259
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         26,954
 Continentale d'Entreprises SA.........................       20,087        849,600
 Costimex SA...........................................          700         14,774
 *Credit Agricole de la Brie New Shares Issue..........            7            424
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        146,031
 Cristalleries de Baccarat.............................        1,567        177,316
 Damart SA.............................................       22,900      1,516,923
 Deveaux SA............................................        1,040         75,370
 *Didot-Bottin.........................................        1,620         76,484
 Docks des Petroles d'Ambes............................          100          8,807
 Docks Lyonnais........................................        1,147         23,333
 Dynaction SA..........................................       10,660        239,353
 *EMI France SA........................................          300              0
 Electricite de Strasbourg.............................       23,784        731,797
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 *Expand SA............................................        2,060        110,527
 Explosifs et de Produits Chimiques....................          524         88,830
 Fimalac SA............................................      104,100      3,602,708

                                                               SHARES        VALUE+
                                                               ------        ------
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000   $     12,596
 Fininfo SA............................................        9,760        297,818
 Fonciere Lyonnaise SA.................................        2,896         82,232
 Fonderies Franco Belge................................          492         33,800
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        259,010
 *Fromagerie F. Paul Renard............................          200         20,394
 *GCI (Groupe Chatellier Industrie SA).................        7,258          1,107
 GFI Industries SA.....................................        6,845        183,341
 Gantois Series A......................................          647         70,470
 Gascogne SA...........................................        6,472        451,479
 *#Gaumont.............................................       14,607        544,769
 *#Generale de Geophysique SA..........................       22,068      1,492,674
 Gevelot...............................................        3,584        118,476
 Grands Moulins de Strasbourg..........................          110         18,275
 Groupe Guillin SA.....................................        1,200         31,094
 #Groupe Norbert Dentressangle SA......................        6,320        130,977
 Groupe Zannier SA.....................................        4,100        326,324
 Guitel-Etienne-Mobilor SA.............................          240         12,918
 Guyenne et Gascogne SA................................       26,000      2,047,331
 Hoteliere Lutetia Concorde............................        2,505        256,917
 Hotels et Casinos de Deauville........................        2,055        305,695
 IMS International Metal Service SA....................       12,630         96,348
 Immobanque............................................        1,098        134,484
 Immobiliere Marseillaise..............................          656      1,879,401
 Industrielle et Financiere d'Entreprise SA............          300         14,469
 Informatique et Realite SA............................        2,643         24,195
 *Lectra Systemes SA...................................       19,192         93,538
 Legris Industries SA..................................       29,350      1,323,484
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        181,593
 MRM...................................................        1,424         39,831
 Manitou SA............................................       11,092        711,713
 Matussiere et Forest SA...............................       13,600         90,376
 *Metaleurop SA........................................       58,400        287,104
 Montupet SA...........................................       32,450        481,340
 *#Moulinex SA.........................................       97,800        331,587
 *NAF NAF SA...........................................        4,200         48,024
 Nord-Est SA...........................................        2,707         66,517
 PSB Industries SA.....................................        1,240         92,492
 Parc Asterix SA.......................................          822         15,997
 Parisienne de Chauffage Urbain........................          200         12,545
 *Pier Import Europe SA................................       12,100         66,152
 Pinguely-Haulotte SA..................................       25,000        487,379
 Plastic Omnium........................................       11,036        912,043
 Radiall SA............................................        1,340         96,430
 Robertet SA...........................................        1,076         58,826
 *Rochette.............................................       84,470        572,069
 Rougier SA............................................        2,040        120,521
 SAMSE SA..............................................        1,100        298,361
 SDR de Bretagne SA....................................          714          8,473
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        449,297

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379   $     10,673
 SR Teleperformance....................................       90,928      2,373,817
 Sabate SA.............................................        2,400         64,588
 Sabeton...............................................       13,500        154,478
 Sechilienne...........................................          220        131,465
 Securidev SA..........................................        1,500         13,668
 Selectibanque SA......................................        7,100         92,738
 Sidergie SA...........................................        4,000        167,828
 *Simco SA CVG Warrants 10/31/03.......................       19,695         96,824
 #Skis Rossignol SA....................................       41,668        598,648
 Smoby SA..............................................          500         13,308
 Societe Financiere Interbail SA.......................       17,550        487,178
 Societe Francais des Papiers Peints...................          400         13,392
 #Sopra SA.............................................        6,900        458,234
 Sucriere de Pithiviers-le-Vieil.......................        1,825        487,273
 Taittinger SA.........................................        2,540      1,890,285
 Touax (Touage Investissement SA)......................        8,649        181,076
 *Trouvay et Cauvin SA.................................        1,500         16,783
 Unilog SA.............................................        6,320        548,550
 Union Generale du Nord SA.............................          994         67,402
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,751,886
 Vermandoise de Sucreries..............................          323        175,219
 *Viel et Cie..........................................       42,228        149,615
 Vilmorin et Cie SA....................................        2,349        143,455
 Virbac SA.............................................        1,713        126,394
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,609,690)...................................                  41,358,802
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Continentale d'Enterprises SA Warrants 10/31/01
   (Cost $3,177).......................................        2,707          2,524
                                                                       ------------
TOTAL -- FRANCE
  (Cost $33,612,867)...................................                  41,361,326
                                                                       ------------
GERMANY -- (17.1%)
COMMON STOCKS -- (17.1%)
 AGIV AG fuer Industrie & Verkehrswesen................       12,200        126,780
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,220         42,304
 *Agrob AG.............................................          290         69,318
 *Aigner (Etienne) AG..................................          600         81,371
 Alsen AG, Hamburg.....................................       16,400        347,522
 *Alte Leipziger Versicherungs AG Series C.............        1,043        442,032
 Amira Verwaltungs AG..................................          200         84,762
 Andreae-Noris Zahn AG, Anzag..........................       27,200        703,182
 *Anterra Vermoegensverwaltungs AG.....................        1,350         94,403
 *Articon Integralis AG................................        2,100         78,320
 BUS (Berzelius Umwelt Service) AG.....................        5,400         42,110
 #Baader Wertpapier Handelsbank AG.....................        7,900         66,627
 Balcke-Duerr AG.......................................       32,910        362,635
 *Balda AG.............................................        2,000         32,040
 *Bayerische Handelsbank AG............................       25,050        658,216
 #Beate Uhse AG........................................       16,800        180,135
 *Berliner Elektro Holding AG..........................       11,061        110,631
 Berliner Kindl-Brauerei AG............................          790        133,923

                                                               SHARES        VALUE+
                                                               ------        ------
 *Bertrandt AG.........................................        3,100   $     35,473
 *Beru AG..............................................          600         22,530
 Bilfinger & Berger Bau AG, Mannheim...................       14,400        253,878
 *Biodata Information Technology AG....................        1,000         22,462
 Biotest AG............................................        8,060         82,050
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        166,340
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          194         27,954
 Boewe Systec AG.......................................        3,000         64,080
 *Brau und Brunnen AG..................................        4,995         83,618
 *Bremer Woll-Kaemmerei AG.............................       19,960         53,124
 Brillant AG...........................................        1,310         97,713
 Buckau (Walther) AG...................................        7,800         67,436
 Ceag AG...............................................       20,670        332,884
 Cewe Color Holding AG.................................        1,900         30,953
 *Concordia Bau und Boden AG...........................      102,602        826,187
 Data Modul AG.........................................        2,400         45,364
 *Deutsche Babcock AG, Oberhausen......................        4,190        142,060
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200        188,476
 Deutsche Verkehrs-Bank AG.............................        7,124        606,861
 *Dierig Holding AG....................................       10,500        114,721
 Dis Deutscher Industrie Service AG....................        1,400         44,500
 Doag-Holding AG.......................................        7,500         26,382
 Dom-Braugerei AG......................................        1,100         48,763
 #Duerr Beteiligungs AG................................       31,750        753,530
 Dyckerhoff AG.........................................       12,750        297,195
 Dyckerhoff and Widmann AG.............................       49,190        143,845
 ElreingKlinger AG.....................................        1,500         33,438
 *Em TV & Merchandising AG.............................        9,000         28,226
 Erlus Baustoffwerke AG................................          297         79,299
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 Escada AG.............................................       10,260        293,943
 Eurobike AG...........................................        1,700         10,879
 *Evotec Biosystems AG.................................        2,100         35,244
 Fag Kugelfischer Georg Schaeffer AG...................       24,300        168,896
 *Feilmann AG..........................................        1,200         43,737
 *Fja AG...............................................          400         24,072
 Forst Ebnath AG.......................................           23         13,257
 Fuchs Petrolub AG Oel & Chemie........................        2,231        135,492
 Gilde Brauerei AG.....................................        1,200        355,999
 Goldschmidt (T.H.) AG.................................       83,200      1,829,331
 *Grammer AG...........................................        2,200         24,242
 *Grenkeleasing AG.....................................          800         23,665
 *Gwag Bayerische Wohnungs-Aktiengesellschaft AG.......        2,665         66,637
 Hagen Batterie AG.....................................       22,620         82,444
 Hamborner AG..........................................       21,000        425,418
 Hamburger Hochbahn AG Series A........................        1,800         77,811
 Hasen-Braeu AG........................................        1,000         33,905
 *Herlitz AG...........................................        3,462         11,650
 Holsten-Brauerei AG...................................       30,770        504,670
 *Holsten-Brauerie AG, Hamburg.........................        7,692        114,750
 *Holzmann (Philipp) AG................................        2,200         32,260
 *Horten AG............................................       33,800        405,389
 *Hucke AG.............................................        8,300         20,754
 #IFA Hotel & Touristik AG.............................        7,000         66,453
 *Intershop Communications AG..........................        5,200         20,716
 Iwka AG...............................................       72,613        843,206

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ixos Software AG.....................................        6,100   $     38,261
 Jacobsen (W.) AG, Kiel................................           37         40,770
 K & S Aktiengesellschaft AG...........................      129,500      2,261,184
 *KSB AG...............................................        2,387        202,326
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        741,240
 *Kabel New Media AG...................................        6,900         21,932
 Kampa-Haus AG.........................................       12,375        116,431
 *Kaufring AG..........................................        2,203         13,071
 *Kempinski AG, Berlin.................................          686        203,571
 Keramag Keramische Werke AG...........................       13,000        562,079
 *Kloeckner Humboldt-Deutz AG..........................       25,650         58,702
 *Km-Europa Metal AG...................................          446         22,342
 *Kolb und Schuele AG..................................       10,000          3,475
 #Kolbenschmidt Pierburg AG, Duesseldorf...............       37,500        487,909
 *Kontron Embedded Computers AG........................          700         36,193
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,123,973
 Kraftwerk Altwuerttemberg AG..........................          125         81,173
 Kromschroeder (G.) AG.................................       26,520        141,616
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         66,555
 LPKF Laser & Electronics AG...........................        2,200         34,871
 Lehnkering AG.........................................       15,300        145,377
 Leifheit AG...........................................       12,500        384,606
 Leoni AG..............................................       25,000        544,593
 MG Vermoegensverwaltungs AG...........................        3,308        139,467
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 MVV Energie AG........................................       20,200        273,949
 *MWG Biotech AG.......................................        6,600         26,293
 *Maihak (H.) AG.......................................          143         10,303
 Main Kraftwerke AG....................................        1,172        502,763
 Mannheimer Aktiengesellschaft Holding AG..............       35,580      1,854,727
 Markt und Kuehlhallen AG..............................       14,000        266,999
 Maternus-Kliniken AG, Bad Oyenhausen..................        2,400         10,171
 *Maxdata AG...........................................       11,500         88,703
 Mensch und Maschine Software AG.......................          900          9,993
 *Moenus Textilmaschinen AG............................        5,250          9,834
 *Moksel (A.) AG.......................................       15,800         30,802
 *#Morphosys AG........................................        1,100         67,131
 Mueller-Weingarten AG.................................       11,580        196,308
 *#Nemetschek AG.......................................        3,800         39,940
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         80,461
 *Niedermayr Papierwarenfabrik AG......................        1,200         12,429
 *Norddeutsche Affinerie AG............................        1,900         22,144
 Norddeutsche Steingutfabrik AG........................        5,960         32,837
 *Nuernberger Hypothekenbank AG........................       32,825        976,587
 *Otto Reichelt AG.....................................       11,950         55,710
 *Parsytec AG..........................................          700         20,767
 *Pfaff (G.M.) AG......................................       80,000         21,021
 Pfleiderer AG.........................................       17,000        145,536
 Phoenix AG, Hamburg...................................       37,500        431,648
 Progress-Werk Oberkirch AG............................        5,000         70,352
 Puma AG...............................................        4,900         72,683
 *RTV Family Entertainment AG..........................        9,500         15,702

                                                               SHARES        VALUE+
                                                               ------        ------
 *Rational AG..........................................          600   $     30,514
 *Reichelt (F.) AG.....................................        1,290         67,792
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200         89,508
 Renk AG...............................................       19,400        327,230
 #Rheinmetall Berlin AG................................       45,000        638,890
 Salzgitter AG.........................................       24,900        215,277
 *Schneider Rundfunkwerke AG...........................       10,274        211,179
 Schwarz Pharma AG.....................................        9,000        202,538
 Sektkellerei Schloss Wachenheim AG....................       15,120        106,372
 *Senator Entertainment AG.............................        9,800         60,638
 #Ser Systeme..........................................        6,000         39,160
 *Sibra Beteiligungs AG................................       11,000         39,160
 Sinner AG, Karlsruhe..................................        4,160         38,787
 #Sixt AG..............................................        6,500         84,571
 Sloman Neptune AG.....................................          700          3,708
 Stahl (R.) AG.........................................        2,000         18,987
 *Steag Hamtech AG.....................................        1,800         23,648
 Stoehr & Co. AG.......................................       16,000         88,152
 *Stollwerck AG........................................        1,018        283,022
 *Strabag AG...........................................        3,332         67,217
 *Stuttgarter Hofbraeu AG..............................       18,000        312,923
 Sued-Chemie AG........................................       29,146        963,480
 *Sueddeutsche Bodencreditbank AG......................       38,582      1,285,216
 *Suess Microtec AG....................................          800         25,089
 #Takkt AG.............................................       29,100        184,499
 Tarkett AG............................................       12,800         67,050
 *Terrex Handels AG....................................        1,250         78,404
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415        105,659
 VGT AG................................................          586         33,776
 VK Muehlen AG.........................................        1,312         70,061
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        293,597
 Vossloh AG............................................       15,900        329,784
 Walter AG.............................................       13,500        383,906
 Walter Bau AG, Augsburg...............................       11,907         40,370
 *Wanderer-Werke AG....................................        7,185         92,570
 #Wcm Beteiligungs.....................................      119,000      1,914,442
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         53,400
 Wuerttembergische Hypotheken Bank AG..................       21,827      1,054,552
 Wuerttembergische Lebensversicherung AG...............        4,430        120,158
 Wuerttembergische Metallwarenfabrik AG................       30,330        458,891
 Wuerttembergische und Badische Versicherungs AG.......        2,240        113,920
 Wuerzburger Hofbraeu AG...............................          133         42,838
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....       10,455        531,709
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $40,289,775)...................................                  38,050,627
                                                                       ------------

PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel & Chemie Non-voting.............           55          3,240
 Westag and Getalit AG.................................        2,600         20,716
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $43,174).......................................                      23,956
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Herlitz AG Rights 06/05/01...........................        3,462   $          0
 *Kempinski AG Rights 06/01/01.........................          686         14,240
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      14,240
                                                                       ------------
TOTAL -- GERMANY
  (Cost $40,332,949)...................................                  38,088,823
                                                                       ------------
SWITZERLAND -- (12.4%)
COMMON STOCKS -- (12.3%)
 *AFG Arbonia Foster Holding AG, Arbon.................          522        240,919
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         19,189
 Afipa SA, Vevey.......................................           20          6,689
 Afipa SA, Vevey Series A..............................           80         30,546
 Aletsch AG, Moerel....................................           50        125,416
 BHB Beteiligungs und Finanzgesellschaft...............          150          6,522
 BKW FMB Energie AG, Bern..............................          660        882,928
 BVZ (Brig Visp Zermatt) Holding AG....................          370         47,435
 Bank Coop AG..........................................        5,881        642,506
 Bank Sarasin & Cie Series B, Basel....................          274        649,097
 *Banque Cantonale de Geneve...........................        1,344        138,593
 *Banque Cantonale du Jura.............................          450         56,186
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        852,829
 Basellandschaftliche Kantonalbank.....................          600        202,003
 Basler Kantonalbank...................................        5,000        180,320
 Bobst SA, Prilly......................................          100        145,761
 Bobst SA, Prilly (Namen)..............................           90         65,216
 Bon Appetit Holding AG................................          275        128,607
 Bossard Holding AG, Zug...............................          635        241,395
 #Bucher Holding AG, Niederweningen....................          671        587,209
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        549,361
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        114,128
 *Calida Holding AG....................................          396         59,598
 Canon (Schweiz) AG, Dietlikon.........................        3,706        163,193
 Carlo Gavazzi Holding AG..............................          910        109,056
 Cie Financiere Tradition..............................        1,250        165,131
 Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         24,464
 Daetwyler Holding AG, Atldorf.........................          348        494,641
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,234,628
 Edipresse SA, Lausanne................................          694        216,630
 Eichhof Holding AG....................................          188         93,265
 Energie Electrique du Simplon SA......................          350         23,996
 *Escor AG, Duedingen..................................          744         14,950
 *Feldschloesschen-Huerlimann Holding AG,
   Rheinfelden.........................................        1,602        477,734
 Financiere Michelin, Granges-Paccot...................          637        218,721
 Forbo Holding AG, Eglisau.............................        1,100        479,479
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............        2,001        121,017
 *Galenica Holding AG, Bern Series B...................          405        330,045

                                                               SHARES        VALUE+
                                                               ------        ------
 *Generale d'Affichage, Geneve.........................          290   $    130,934
 Generali (Switzerland) Holdings, Adliswil.............        1,670        457,520
 Golay-Buchel Holding SA, Lausanne.....................           40         46,822
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         41,457
 Gurit-Heberlein AG....................................        1,125        849,066
 *HPI Holding SA.......................................        6,000         51,839
 Hero AG...............................................        3,040        383,806
 Industrieholding Cham AG, Cham........................          864        184,211
 #Jelmoli Holding AG, Zuerich..........................        1,521      1,971,163
 #Jelmoli Holding AG, Zuerich (Namen)..................        2,835        726,911
 Kardex AG, Zuerich....................................        1,039        275,093
 Kardex AG, Zuerich (Participating)....................          610        156,238
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,492,651
 Kuehne & Nagel International AG, Schindellegi.........          324        171,569
 Lem Holdings AG, Lyss.................................          270         67,123
 Loeb Holding AG, Bern (Participating).................          620         82,942
 *#Logitech International SA...........................        6,610      1,996,968
 *Maag Holding AG, Zuerich.............................          922        131,051
 *Mikron Holding AG, Biel..............................        1,326        227,648
 #Moevenpick-Holding, Zuerich..........................        1,320        584,940
 *Nextrom Holding SA...................................          277         29,336
 *Omnium Geneve SA, Geneve.............................          110             67
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        351,165
 Oz Holding, Zuerich...................................          440        500,326
 *Parco Industriale e Immobiliare SA...................          600          1,171
 Phoenix Mecano AG, Stein am Rhein.....................        2,749      1,225,843
 Sarna Kunststoff Holding AG, Sarnen...................          176        185,415
 *Schaffner Holding AG.................................          300         83,778
 *Schweizerhall Holding AG, Basel......................          140        167,779
 Schweizerische National Versicherungs Gesellschaft....          396        220,732
 #Siegfried AG, Zofingen...............................          856        665,608
 Sig Holding AG (Ex Sig Schweizerische Industrie
   Gesellschaft-Holding AG), Neu Hausen Am Reinfall....        1,600        164,992
 *Sihl.................................................           50          1,115
 *Sihl Registered Shares...............................          100          2,230
 Sika Finanz AG, Baar..................................          800        222,962
 Sika Finanz AG, Baar (Namen)..........................          750         34,280
 Sopracenerina.........................................        2,409        153,078
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        177,299
 Unigestion Holding, Geneve............................        2,891        175,649
 Vaudoise Assurances Holding, Lausanne.................           45         91,554
 Villars Holding SA, Fribourg..........................          150         23,411
 *Von Moos Holding AG, Luzern..........................        7,000         38,823
 *Von Roll Holding AG, Gerlafingen.....................       32,024        202,601
 WMH Walter Meier Holding AG, Staefa...................           50         50,166
 Zehnder Holding AG....................................          193        118,337
 *Zellweger Luwa AG, Uster.............................          804        462,494
 Zschokke Holding SA, Geneve...........................          230         73,332
 Zueblin Holding AG....................................           93            459

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 #Zuercher Ziegeleien Holding, Zuerich.................        1,415   $  1,104,218
 Zuger Kantonalbank....................................          545        653,138
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,582,606)...................................                  27,350,713
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swiss Francs
   (Cost $124,499).....................................                     122,928
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,228).....................................        2,001        117,392
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Feldschloessen-Huerlimann Put Options 06/11/01.......        8,010         40,853
 *Mikron Holding Warrants 11/30/01.....................        1,326          2,661
                                                                       ------------

TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $45,987).......................................                      43,514
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $20,019,320)...................................                  27,634,547
                                                                       ------------
ITALY -- (9.8%)
COMMON STOCKS -- (9.8%)
 *Ansaldo Trasporti SpA................................      169,533        124,012
 *Auschem SpA (In Liquidation).........................       82,000              0
 #Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        597,060
 #Bassetti SpA.........................................       61,500        269,504
 *Bastogi SpA..........................................    1,183,000        208,568
 *Binda SpA............................................    1,299,375              0
 Boero (Bartolomeo) SpA................................        8,925         70,884
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600         74,353
 Brioschi Finanziaria SpA, Milano......................      175,000         42,794
 Buzzi Unicem SpA......................................       24,500        235,493
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        110,054
 CAMFIN (Cam Finanziaria)..............................       28,700        121,876
 #CEMENTIR (Cementarie del Tirreno SpA), Roma..........      480,219        742,850
 *CMI SpA..............................................       77,404        114,815
 #Caltagirone SpA......................................      343,085        798,258
 Cementeria di Augusta SpA.............................      105,000        142,399
 #Cia Assicuratrice Unipol SpA.........................      199,333        621,765
 Condotta Acque Potabili SpA, Torino...................       28,000        142,637
 Cucirini SpA..........................................       30,000         30,768
 *Dalmine SpA..........................................    1,976,700        571,339
 Danieli & C.Officine Meccaniche SpA...................       66,500        244,067
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        107,068
 *#Finarte Partecipazioni Pro Arte SpA.................      162,693        190,304
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0

                                                               SHARES        VALUE+
                                                               ------        ------
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000   $          0
 Gabetti Holding SpA...................................       55,000        176,685
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 #Gewiss SpA...........................................      221,700        920,790
 *Grassetto SpA........................................      279,125              0
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        212,595
 #Immobiliare Metanopoli SpA...........................    1,062,500      1,841,710
 *Impregilo SpA........................................      532,000        306,183
 Industria Macchine Automatique SpA....................       23,000        171,557
 Industrie Zignago S. Margherita SpA...................       52,000        555,799
 Ipi SpA...............................................       70,700        261,878
 Linificio and Canapificio Nazionale SpA...............       22,000         30,395
 Maffei SpA............................................       52,500         59,407
 *Mandelli SpA.........................................       41,000              0
 #Manifattura Lane Gaetano Marzotto & Figli SpA........      138,000      1,747,546
 Marangoni SpA, Rovereto...............................       34,303         89,263
 #Merloni Elettrodomestici SpA.........................      155,000        589,898
 Monrif SpA............................................      210,000        200,783
 Montefibre SpA........................................      143,138        114,532
 *Necchi SpA...........................................      164,250         54,714
 *Perlier SpA..........................................      100,700         22,491
 Pininfarina SpA.......................................       31,285        815,418
 Poligrafici Editoriale SpA............................      226,000        314,160
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      277,152        352,378
 *Premaimm SpA.........................................      179,000         28,296
 *Ratti SpA............................................       66,768         73,232
 Recordati Industria Chimica e Farmaceutica SpA........       48,000        631,033
 #Reno de Medici SpA, Milano...........................      100,500        153,760
 *Rodriquez SpA........................................       41,250              0
 #SAES Getters SpA.....................................       14,750        237,294
 #SAFILO SpA (Sta Azionaria Fabbrica Italiana
   Lavorazione Occhiali)...............................      175,500      1,838,631
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        115,700
 *SISA (Societa Imballaggi Speciali Asti SpA)..........       65,000         40,219
 SMI STA Metallurgica Italiana SpA.....................      565,280        315,274
 #SNIA SpA.............................................      611,039      1,222,306
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         42,076
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,136
 Simint SpA............................................       79,988        426,456
 Sogefi SpA............................................      182,500        419,983
 Stefanel SpA..........................................      180,800        202,289
 Terme Demaniali di Acqui SpA..........................       39,900         52,083
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................      101,000        124,561
 #Vianini Lavori SpA...................................      347,600        795,504

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Vittoria Assicurazioni SpA............................       51,500   $    199,491
 Zucchi (Vincenzo) SpA.................................       89,000        396,803
                                                                       ------------
TOTAL -- ITALY
  (Cost $23,538,239)...................................                  21,716,177
                                                                       ------------

NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 A.I.R. Holdings NV....................................        1,119         28,360
 Aalberts Industries NV................................       25,017        551,325
 Accell Group NV.......................................        4,865         50,721
 *Atag Group NV........................................        4,630          2,590
 Athlon Groep NV.......................................       34,250        464,493
 Batenburg Beheer NV...................................        1,000         88,152
 *Begemann Groep NV....................................       11,909         60,566
 *Begemann Groep NV Series B...........................       13,451          6,841
 Boskalis Westminster NV...............................       47,991      1,297,626
 *Creyf's SA...........................................       18,064        373,596
 *Creyf's SA Strip VVPR................................       18,064            153
 Delft Instruments NV..................................       13,336        101,734
 *Econosto NV..........................................       17,305        101,209
 Eriks Group NV........................................        8,000        230,551
 GTI Holding...........................................       18,535        571,079
 Gamma Holding NV......................................       15,705        572,408
 *Gemeenschappeljk Bezit Crown van Gelder NV...........       12,000        111,885
 Geveke NV.............................................        9,193        382,204
 Grolsche NV...........................................       32,100        624,434
 Hollandsche Beton Groep NV............................       58,032        762,427
 Internatio-Mueller NV.................................       28,645        670,127
 #Kas-Associatie NV....................................       42,888        737,957
 #Kempen & Co. NV......................................       22,081      1,545,958
 #Koninklijke Bam NV...................................       23,684        425,589
 Koninklijke Frans Maas Groep NV.......................       12,349        297,792
 Koninklijke Nedlloyd NV...............................       23,472        510,313
 Koninklijke Ten Cate NV...............................       10,204        300,123
 Koninklijke Ubbink NV.................................        1,500         43,864
 MacIntosh NV..........................................       15,590        239,179
 NBM-Amstelland NV.....................................       59,684        758,836
 Nagron Nationaal Grondbezit NV........................       16,122        408,591
 Nederlandsche Apparatenfabriek........................       14,000        182,153
 *Nh Hotels............................................       21,703        253,862
 Polynorm NV...........................................        3,731        193,700
 Reesink NV............................................        2,050         87,141
 Roto Smeets de Boer NV................................        1,040         25,564
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         71,586
 Samas-Groep NV, Zaandam...............................       24,184        373,077
 Schuitema NV, Amersfoort..............................       34,200        484,107
 Schuttersveld NV......................................       20,596        260,990
 Smit International NV.................................       19,643        382,943
 *Textielgroep Twenthe NV..............................        1,000         63,571
 Twentsche Kabel Holding NV............................       17,396        538,197
 Unique International NV...............................       11,094        228,034
 Van Der Mollen Holding NV.............................       55,443      1,748,190
 *Vredestein NV........................................       15,514         88,104
 Wegener Arcade NV ....................................       70,830        600,366
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,998,901)....................................                  17,902,268
                                                                       ------------

                                                               SHARES        VALUE+
                                                               ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Hollandsche Beton Groep NV Rights 06/06/01...........       58,032   $          0
 *Koninklijke Bam NV Rights 06/13/01...................       23,684              0
 *Polynorm NV Rights 06/05/01..........................        3,731              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $9,998,901)....................................                  17,902,268
                                                                       ------------
SWEDEN -- (6.7%)
COMMON STOCKS -- (6.5%)
 *Active I Malmoe AB Series A..........................        4,160         39,605
 *Active I Malmoe AB Series B..........................        4,160         42,117
 *Alfaskop AB..........................................        1,600          2,526
 Allgon AB Series B....................................       65,400        406,993
 Angpannefoereningen AB Series B.......................       10,800        154,482
 Arkivator AB..........................................        3,600         49,822
 Avesta Polarit........................................       83,700        261,993
 *Axfood AB............................................       28,200        196,447
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         53,578
 Beiger Electronics AB.................................       11,700         89,111
 Beijer AB Series B....................................       11,700         69,550
 Beijer Alma AB Series B...............................       10,400         98,047
 Bergman & Beving AB Series B..........................       12,800        154,557
 *Biacore International AB.............................        4,650        180,104
 *Biora AB.............................................        6,200          9,214
 Bong Ljungdahl AB.....................................        6,000         58,237
 Boras Waefveri AB Series B............................        8,600         38,342
 Capona AB.............................................       19,000         95,297
 Carbo AB..............................................       15,800        251,684
 Castellum AB..........................................       24,000        221,803
 Catena AB Series A....................................       66,700        427,473
 Cloetta AB Series B...................................        1,400         17,685
 Concordia Maritime AB Series B........................       37,300         83,148
 *Doro AB..............................................        2,900          5,253
 *Elekta AB............................................       14,100         96,259
 Enea Data AB Series B.................................      220,000        239,080
 Esselte AB Series A...................................       40,100        256,997
 Esselte AB Series B...................................       34,500        225,913
 Fagerhult AB..........................................        2,900         25,589
 *Fagerlid Industrier AB...............................        8,600         13,020
 Fastighets AB Tornet..................................       14,100        193,172
 *Fastighits AB Celtica................................        5,800         38,249
 Finnveden AB..........................................       18,100        142,900
 *Firefly AB...........................................        8,400          5,071
 *#Frontec AB Series B.................................       18,200         29,076
 #Garphyttan Industrier AB.............................       39,000        329,640
 Getinge Industrier AB Series B........................       44,151        701,246
 Geveko AB Series B....................................        8,300        111,784
 Gorthon Lines AB Series B.............................       41,800         67,167
 Graenges AB...........................................       19,400        293,713
 Gunnebo AB............................................       10,900        104,279
 HL Display AB Series B................................        2,000         18,391
 Heba Fastighets AB Series B...........................        4,300         22,566
 Hexagon AB Series B...................................        3,572         51,425
 Hoeganges AB Series B.................................       19,700        320,212
 *IBS AB Series B......................................       40,200         61,236
 *#Icon Medialab International AB......................       24,900         23,128

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Industrifoervaltnings AB Skandigen....................       21,400   $     78,514
 *Information Highway AB...............................       12,500          6,444
 *Intelligent Microsystems Data AB.....................       22,800         22,871
 *Intentia International AB Series B...................       12,840        119,261
 Jacobson and Widmark AB...............................       13,400        245,814
 Karlshamns AB.........................................       10,000         57,123
 *Klippans Finpappersbruk AB...........................        5,800          8,620
 Lindex AB.............................................       16,100        207,862
 Ljungberg Gruppen AB Series B.........................        3,800         30,883
 *Mandator AB..........................................       11,400          3,897
 *Matteus AB...........................................       19,800         28,506
 *Medivir Series B.....................................        2,800         24,187
 Modul 1 Data AB.......................................        6,700         12,073
 Munksjo AB............................................       20,800        133,305
 NCC AB Series B.......................................       10,300         76,535
 NH Nordiska Holding AB................................       17,000         21,948
 Nibe Industrier AB Series B...........................        2,600         40,571
 Nobelpharma AB........................................       45,460      1,604,527
 *Nolato AB Series B...................................       30,600        177,638
 OEM International AB Series B.........................        7,100         82,763
 *Ortivus AB...........................................        5,900         15,892
 PEAB AB Series B......................................       39,300        129,585
 Pandox Hotelfastigheter AB............................       13,100        105,250
 Partnertech AB........................................        3,800         36,707
 *#Perbio Science AB...................................       19,100        271,431
 Platzer Bygg AB Series B..............................       36,000         51,828
 *Pricer AB Series B...................................       65,000         11,169
 Rottneros Bruk AB.....................................      366,600        306,457
 Sardus AB.............................................        3,000         15,186
 Scandiaconsult AB.....................................       57,200        184,888
 #Scandic Hotels AB....................................       29,400        402,785
 Scribona AB Series A..................................       40,100         62,573
 Scribona AB Series B..................................       31,700         47,993
 Semcon AB.............................................        8,300         71,696
 #Sifo Group AB Em 00..................................      114,880        965,666
 Sigma AB Series B.....................................       17,200        234,844
 Spendrups Bryggeri AB Series B........................       19,900         78,186
 *#Svedala Industri AB.................................       60,000      1,005,918
 Svenska Handelsbanken Series A........................            1             14
 Sweco AB Series B.....................................       23,450        172,069
 TV 4 AB Series A......................................        5,800        137,373
 *Ticket Travel Group AB...............................        4,500          6,938
 Trelleborg AB Series B................................       55,800        424,993
 Wallenstam Byggnads AB Series B.......................       16,700         95,395
 Westergyllen AB Series B..............................        4,300         32,750
 Wihlborgs Fastigheter AB Series B.....................      165,400        230,441
 Wilh Sonesson AB Series A.............................        4,160          9,119
 Wilh Sonesson AB Series B.............................        4,160          9,119
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,172,018)...................................                  14,476,788
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Swedish Krona
   (Cost $428,873).....................................                     429,364
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Alfaskop Rights 06/18/01.............................        1,600            936
 *Cell Network AB Rights 06/15/01......................       11,400            635
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       1,571
                                                                       ------------

                                                               SHARES        VALUE+
                                                               ------        ------
TOTAL -- SWEDEN
  (Cost $14,600,891)...................................                $ 14,907,723
                                                                       ------------
SPAIN -- (6.5%)
COMMON STOCKS -- (6.5%)
 Ahorro Familiar SA....................................        6,051        146,174
 *#Amper SA............................................       56,800        310,532
 Azkoyen SA............................................       52,500        364,899
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       28,360         67,307
 Banco de Credito Balear SA............................       35,424        404,449
 Banco de Galicia SA...................................       75,500        895,930
 Banco de Valencia SA..................................      169,455      1,284,076
 Banco de Vasconia SA..................................       89,000        611,800
 Banco Guipuzcoano SA..................................       21,194        317,969
 #Banco Zaragozano SA..................................      187,990      1,356,011
 Bodegas y Bebedas SA..................................       39,504        338,190
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        152,571
 *CINSA (Compania de Inversiones SA)...................        1,400          4,153
 Campofrio Alimentacion SA.............................       69,600        696,130
 *#El Aguila SA........................................       65,332        351,087
 Elecnor SA............................................        6,100        310,227
 Empresa Nacional de Celulosa SA.......................        9,840        149,296
 Energia e Industrias Aragonesas SA....................       12,340         47,591
 *Ercros SA............................................       48,518         18,506
 Espanola del Zinc SA..................................       29,250         59,255
 *Estacionamientos Urbanos SA..........................        4,200              0
 *Europistas Concesionaria Espanola SA.................      174,940        849,655
 *Filo SA..............................................       82,733         91,164
 *#Grupo Picking Pack SA...............................       87,465        167,549
 Hullas del Coto Cortes................................        8,666         64,273
 #Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210        917,995
 Inbesos SA............................................        8,050         18,423
 *Indo Internacional SA................................       33,600         82,592
 Inmobiliaria del Sur SA...............................        1,656         72,990
 *#Inmobiliaria Urbis SA...............................       74,582        303,441
 Koipe SA, San Sebastian...............................       16,800        284,799
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         60,662
 Lingotes Especiales SA................................       22,080         69,247
 Marco Iberica Distribucion de Ediciones Midesa........        5,600         65,077
 Nicolas Correa SA.....................................       15,750         40,984
 *Nueva Montana Quijano SA Series B....................       80,500         21,152
 Obrascon Huarte Lain SA...............................       53,992        260,857
 Papelera de Navarra SA................................        6,000         89,000
 Pescanova SA..........................................       22,375        308,188
 Portland Valderrivas SA...............................       18,225        397,935
 Prosegur Cia de Seguridad SA..........................        7,000         90,483
 *Radiotronica SA......................................       10,575        113,389
 Reno de Medici SpA....................................      147,140        217,010
 *Tableros de Fibras SA Series B.......................        8,560         62,761
 *Tavex Algodonera SA..................................       26,400         62,656
 Uniland Cementera SA..................................        5,750        250,269
 Unipapel SA...........................................       20,968        274,412
 Uralita SA............................................      101,725        577,699
 Vidrala SA, Alava.....................................       47,040        294,254
 #Viscofan Industria Navarra de

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
   Envolturas Celulosicas S.A..........................       97,492   $    428,879
                                                                       ------------
TOTAL -- SPAIN
  (Cost $12,946,558)...................................                  14,423,948
                                                                       ------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
 Aker Maritim ASA......................................       44,230        354,163
 Arendals Fosse Kompani ASA............................          100          5,157
 Avantor Financial Corp................................       13,270         66,729
 *Awilco ASA Series A..................................       50,950        135,991
 Blom ASA..............................................        7,970         12,423
 *Bonheur ASA..........................................        9,800        222,336
 *Braathens S.A.F.E. ASA...............................       19,320         64,974
 *C. Tybring-Gjedde ASA................................       14,880         11,121
 Choice Hotel Scandinavia ASA..........................       27,740         88,849
 *Corrocean ASA........................................       15,700         14,985
 *Den Norske Oljeselkapet..............................       36,420         78,933
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA Series
   A...................................................       47,130        200,265
 *EDB Elektronisk Data Behandling ASA..................       54,917        627,358
 Ekornes ASA...........................................       28,690        208,288
 Elkem ASA.............................................        9,850        169,312
 *Exense ASA...........................................        1,317            591
 Farstad Shipping ASA..................................       41,190        193,495
 *Ganger Rolf ASA......................................        5,490        124,114
 *Gresvig ASA..........................................        4,590          6,371
 #Hafslund ASA.........................................       58,700        250,682
 *Hydralift AS.........................................       15,540        131,070
 *Industrifinans Naeringseiendom ASA...................        7,582         10,928
 *Infocus Corp.........................................       10,455        175,246
 *Kenor ASA............................................       39,200         13,769
 *Kongsberg Gruppen ASA................................       25,800        314,014
 *Kvaerner ASA.........................................       11,200         87,290
 *Kverneland ASA.......................................        8,800         82,678
 *Leif Hoegh & Co. ASA.................................       31,175        232,986
 *Merkantildata ASA....................................       10,701         26,391
 Moelven Industrier ASA................................       55,578         64,084
 #Nera ASA.............................................      111,753        363,901
 *Nordic Vlsi..........................................        5,000         45,775
 Nordlandsbanken ASA...................................        5,830        139,425
 *#Ocean Rig ASA.......................................       52,476        240,909
 Odfjell ASA Series A..................................       14,510        209,135
 *Olav Thon Eiendomsselskap ASA........................        8,320        159,001
 *Petrolia Drilling ASA................................       26,706         19,930
 *Prosafe ASA..........................................       23,630        317,877
 Reitan Narvesen Asa...................................       45,500        276,892
 Rieber and Son ASA Series A...........................       23,584        133,450
 *Scana Industrier ASA.................................       74,400         13,901
 Schibsted ASA.........................................       28,800        295,181
 *Sensonor ASA.........................................       23,969         26,102
 *Sinvest Asa..........................................       15,540         19,743
 Smedvig ASA Series A..................................       57,680        572,707
 *#Spcs-Gruppen ASA....................................       48,120         77,576
 Steen and Stroem ASA..................................       19,512        224,983
 *Stento Asa...........................................        1,225         18,310
 *Tandberg ASA.........................................       35,240        432,671
 *Tandberg Data ASA....................................       35,250         53,064
 *Tandberg Television ASA..............................       47,030        414,241
 *Unit 4 NV............................................        2,310         65,972
 *Unitor ASA...........................................       15,220         89,372

                                                               SHARES        VALUE+
                                                               ------        ------
 Veidekke ASA..........................................       15,936   $     91,875
 #Visual Management Applications ASA...................       14,270        116,549
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       12,800        101,127
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,705,904)....................................                   8,494,262
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $48,757)......................................                      48,021
                                                                       ------------
TOTAL -- NORWAY
  (Cost $8,754,661)....................................                   8,542,283
                                                                       ------------
DENMARK -- (3.6%)
COMMON STOCKS -- (3.6%)
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         32,740
 Alm Brand A.S. Series B...............................        6,540        112,263
 Amagerbanken A.S......................................        1,050         59,025
 Amtssparekassen Fyn A.S...............................          968         58,322
 Bang & Olufsen Holding A.S. Series B..................        8,567        264,898
 Brodrene Hartmann A.S. Series B.......................        2,865         43,968
 Christian Hansen Holding A.S. Series B................        6,720        193,272
 Codan A.S.............................................        8,000        128,230
 Coloplast A.S. Series B...............................        4,374        218,782
 D'Hooge Schouw NV.....................................        2,000         93,672
 DFDS A.S., Copenhagen.................................        4,000         61,387
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         15,842
 Dampskibsselsk et Torm A.S............................        1,270         88,067
 Dampskibsselskabet Norden A.S.........................        1,770         62,376
 *Dansk Data Elektronik A.S............................          280          3,390
 #Danske Traelastkompagni A.S..........................       15,930        226,363
 *East Asiatic Co., Ltd................................       15,633        360,760
 *Edb Gruppen A.S......................................        1,810         21,502
 #FLS Industries.......................................       39,980        499,937
 Fimiston Resources & Technology Ltd...................          400          3,592
 Fluegger A.S. Series B................................        1,638         26,069
 *Foras Holding A.S. Series A..........................        7,082         33,813
 Forstaedernes Bank....................................        1,250         26,430
 *Forstaedernes Bank Issue 01..........................          500         12,505
 Glunz & Jensen A.S....................................        1,470         27,573
 Henriksen Og Henriksen Holding A.S. Series B..........          770         73,596
 Hoejgaard Holding A.S. Series B.......................        1,700         32,080
 IC Co. A.S............................................        3,510         27,532
 *Incentive A.S........................................        3,575         23,571
 Jamo A.S..............................................        1,000         30,693
 *Junckers (F.) Industrier A.S.........................          860          9,385
 *Jyske Bank A.S.......................................       10,960        232,987
 *Kjobenhavns Sommer Tivoli A.S........................          190         33,154
 Koebenhavns Lufthavne.................................        6,900        564,757
 Korn-Og Foderstof Kompagnet A.S.......................        8,498        146,839
 *NTR Holdings A.S.....................................        1,130         10,726
 Naestved Diskontobanken...............................          230         19,479
 *Neg Micon A.S........................................       11,348        516,012
 *Neurosearch A.S......................................        4,650        128,452
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       18,215        399,638
 Nordvestbank..........................................          250         20,661

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Per Aarsleff A.S. Series B............................        1,545   $     39,518
 Radiometer A.S. Series B..............................        5,373        130,711
 *Ringkjoebing Landbobank..............................          170         48,314
 Rockwool, Ltd.........................................        3,820         60,361
 Sanistal A.S. Series B................................          936         27,665
 #Sas Danmark A.S......................................       34,300        376,272
 Satair A.S............................................        1,350         32,228
 #Sophus Berendsen A.S.................................       14,520        369,739
 Spar Nord Holding.....................................        3,623        142,091
 Sparkasse Regensburg..................................       10,590        281,101
 Sydbank A.S...........................................        1,742         84,756
 TK Development........................................        9,745        331,233
 *Topdanmark A.S.......................................       25,360        689,013
 VT Holdings Shares A..................................           44          1,351
 VT Holdings Shares B..................................        3,086         93,316
 Vest-Wood A.S.........................................        4,092        125,597
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102        116,131
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,057,531)....................................                   7,893,737
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $9,143).......................................                       8,937
                                                                       ------------
TOTAL -- DENMARK
  (Cost $8,066,674)....................................                   7,902,674
                                                                       ------------
FINLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 Alandsbanken AB Series B..............................        1,700         24,064
 Amer-Yhtymae Oyj Series A.............................       17,020        382,300
 *Benefon Oy...........................................        1,900          7,328
 *Capman Oyj Series B..................................       12,485         24,340
 *Eq Online Oyj........................................        7,100          6,861
 *Evox Rifa Group Oyj..................................       51,210          7,813
 Finnair Oyj...........................................       77,910        322,925
 #Finnlines Oyj........................................       18,280        387,360
 Finvest Oyj...........................................       51,210          6,945
 Fiskars Oy AB Series A................................        8,550         61,600
 HK Ruokatalo Oy Series A..............................       11,400         21,258
 Instrumentarium Oy....................................       27,200        831,138
 KCI Konecranes International Oyj......................       13,800        424,605
 #Kemira Oyj...........................................      118,400        662,361
 Kone Corp.............................................        4,980        358,753
 Laennen Tehtaat Oy....................................        3,930         37,942
 Lasslla and Tikanoja Oyj..............................       11,970        240,459
 Lemminkainen Oy.......................................       13,100        144,349
 Martela Oy............................................          530         11,680
 Metsaemarkka Oyj Series B.............................          700          2,569
 New Kyro Corp. Oyj....................................       36,470        139,106
 Nokian Renkaat Oyj....................................        9,700        205,547
 Nordic Aluminium Oy...................................        1,900         14,494
 Novo Group Oyj........................................       31,600        103,121
 #Okobank Class A......................................       31,940        346,262
 Olvi Oyj Series A.....................................          410          6,811
 Oy Stockmann AB Series B..............................       24,300        234,806
 PK Cables Oyj.........................................        4,760         35,303
 Partek Oyj............................................       44,870        437,374
 *Polar Real Estate Corp. Series K.....................      126,010         27,770
 Ponsse Oyj............................................        4,900         41,326

                                                               SHARES        VALUE+
                                                               ------        ------
 Raisio Group P.L.C. Series V..........................      118,423   $    153,577
 Rakentajain Koneuvokrammo Oy..........................        5,700         19,326
 Rocla Oy..............................................        1,300          7,934
 Sampo Insurance Co., Ltd..............................          810          6,866
 *Silja Oy AB Series A.................................       44,020         37,685
 *Stonesoft Corp.......................................       11,279         44,264
 *Talentum Oyj.........................................       18,300        112,457
 Tamro Oyj.............................................      105,620        259,623
 *Tecnomen Holding Oyj.................................       36,470         98,920
 #Uponor Oyj Series A..................................       32,500        474,093
 Vaisala Oy Series A...................................       12,650        386,004
 Viking Line AB........................................        3,240         63,164
 Yit-Yhtymae Oyj.......................................       26,854        315,252
                                                                       ------------
TOTAL -- FINLAND
  (Cost $8,148,212)....................................                   7,537,735
                                                                       ------------
BELGIUM -- (3.0%)
COMMON STOCKS -- (3.0%)
 *Abfin SA.............................................        2,560              0
 *Afrifina.............................................        3,480        258,099
 *BMT NV...............................................        2,040        145,247
 Banque Nationale de Belgique..........................          710        908,729
 Belge des Betons......................................          425        163,908
 *Brederode SA.........................................        2,610         57,519
 CFE (Compagnie Francois d'Entreprises)................        2,080        431,945
 CMB (Cie Martime Belge)...............................          500         34,964
 Carrieres Unies Porphyre..............................           20         17,732
 *Chimique et Metallurgique Campine, Beerse............          370         25,058
 Cie Auxiliaire des Mines Auximines....................          544        267,901
 *Cie Auxiliaire des Mines Auximines Strip VVPR........          136            175
 City Hotels SA........................................        1,290         66,590
 Cofinimmo SA..........................................        4,763        357,292
 Commerciale de Brasserie SA COBRHA....................          115         41,067
 #Creyf's SA...........................................       20,168        417,111
 *Creyf's SA Interim Strip VVPR........................        4,526             38
 Deceuninck SA.........................................       63,700        904,385
 Engrais Rosier SA.....................................          655         39,418
 *Finspa...............................................          325              0
 Floridienne NV........................................        2,033        129,240
 Glaces de Charleroi...................................           70        205,293
 Glaverbel SA..........................................          400         32,769
 *Ibel (Nouvelle)......................................        2,655        186,785
 Immobel (Cie Immobiliere de Belgique SA)..............       10,600        415,993
 *Intercomfina SA......................................       11,000             93
 *Koramic Building Products SA.........................          700         21,063
 Metiers Automatiques Picanol..........................          403        112,724
 *PCB SA Bruxelles.....................................        5,030          5,585
 *Papeteries de Catala SA..............................          315         29,103
 Plantations Nord-Sumatra SA...........................          650         88,703
 Recticel SA...........................................        8,450         66,610
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        123,381
 *SCF SA...............................................        2,470         13,609
 *SCF SA Strip VVPR....................................        2,470              0
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545         81,193

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Sait Radioholland....................................        6,088   $     91,595
 Sapec SA..............................................        3,635        147,892
 *Sapec SA VVPR........................................           75             33
 Sidro.................................................        4,040        342,437
 *Sioen Industries.....................................        1,400         18,215
 Spector Photo Group SA................................        3,688         31,260
 Surongo SA............................................           20          4,153
 #Telindus Group SA....................................       17,240        164,687
 *Ter Beke NV..........................................        2,212         56,248
 UNIBRA................................................        1,600         94,797
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,646,671)....................................                   6,600,639
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Afrifina Rights 05/16/01.............................        3,480         18,878
 *Creyf's SA Rights 06/12/01...........................       20,168              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      18,878
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $6,646,671)....................................                   6,619,517
                                                                       ------------
AUSTRIA -- (2.0%)
COMMON STOCKS -- (2.0%)
 Allgemeine Sparkasse Baugesellschaft..................          670         62,185
 *Auricon Jenbacher Holding AG.........................        1,430              0
 #Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        269,636
 BBAG Oesterreichische Brau-Beteiligungs...............        7,084        251,469
 BWT AG................................................       13,530        401,388
 Bank Fuer Kaernten und Steiermark AG..................          520         39,448
 Bau Holding AG........................................        4,980        135,076
 Bohler Uddeholm AG....................................        9,020        328,374
 Brau Union Goess-Reinighaus AG........................        8,200        287,054
 *Ca Immobilien Invest AG..............................          737         10,407
 *Die Erste Immobilien AG..............................        1,244        150,573
 Flughafen Wien AG.....................................       12,730        410,026
 *Immofinanz Immobilien Anlagen AG.....................       91,740        400,465
 Jenbacher AG..........................................        7,860         93,272
 Leipnik-Lundenburger Industrie AG.....................          300         13,477
 *Lenzing AG...........................................        3,013        218,356
 *Manner (Josef) & Co. AG..............................          870         18,436
 Mayr-Melnhof Karton AG................................        9,840        423,866
 Oberbank AG...........................................        3,234        191,061
 Readymix Kies-Union AG................................          500         24,585
 Rhi AG, Wien..........................................       16,334        296,005
 Rosenbauer International AG...........................          850         14,366
 Ubm Realitaetenentwicklung AG.........................          360         18,309
 Va Technologie AG.....................................        6,807        218,615
 *Vogel and Noot Waermetechnik AG......................        1,700         11,239
 Wolford AG............................................        4,100         61,372
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $5,192,536)....................................                   4,349,060
                                                                       ------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
 Abbey P.L.C...........................................       19,319         59,769
 Anglo Irish Bank Corp. P.L.C..........................      195,967        714,250

                                                               SHARES        VALUE+
                                                               ------        ------
 *Arcon International Resources P.L.C..................      143,750   $     10,966
 Ardagh P.L.C..........................................       13,676         17,156
 Arnotts P.L.C.........................................        8,811         51,531
 Barlo Group P.L.C.....................................      115,775         82,431
 *Dragon Oil P.L.C.....................................      104,167         43,264
 *Dunloe Ewart P.L.C...................................      235,918         75,988
 Fyffes P.L.C..........................................      195,858        166,012
 Glanbia P.L.C.........................................      175,508        123,474
 Golden Vale P.L.C.....................................      108,124         96,230
 Green Property Co.....................................       75,732        485,289
 Greencore Group P.L.C.................................      134,790        291,338
 Heiton Holdings P.L.C.................................       33,002         96,507
 IAWS Group P.L.C......................................       59,457        373,943
 IFG Group P.L.C.......................................       16,604         49,258
 IWP International P.L.C...............................       39,611         60,435
 Irish Continental Group P.L.C.........................       15,838         79,205
 Jurys Hotel Group P.L.C...............................       40,376        308,010
 Kingspan Group P.L.C..................................      114,417        387,927
 Ryan Hotels P.L.C.....................................       40,095         29,567
 United Drug P.L.C.....................................       17,284        175,802
 Waterford Wedgwood P.L.C..............................      220,752        213,309
                                                                       ------------
TOTAL -- IRELAND
  (Cost $4,075,682)....................................                   3,991,661
                                                                       ------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $467,749).....................................                     467,708
                                                                       ------------
UNITED STATES -- (0.2%)
COMMON STOCKS -- (0.2%)
 *National Oilwell, Inc................................        4,798        165,531
 *Sanmina Corp.........................................        7,728        209,120
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $221,793)......................................                     374,651
                                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C.
   (Cost $192,954).....................................      212,968        279,856
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   5.75%, 11/30/02, valued at $6,161,951) to be
   repurchased at $6,070,653
   (Cost $6,070,000)...................................   $    6,070      6,070,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $202,886,657)++....                $222,169,957
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $202,886,988.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                         THE U.S.           THE U.S.
                                                           LARGE            LARGE CAP           THE U.S.             THE DFA
                                                          COMPANY             VALUE             SMALL CAP         INTERNATIONAL
                                                          SERIES             SERIES              SERIES           VALUE SERIES
                                                        -----------       -------------       -------------       -------------
ASSETS:
Investments at Value.............................       $3,210,887        $  1,850,225         $   945,705        $  1,424,005
Collateral for Securities Loaned.................           14,689              21,221              46,911              88,112
Cash.............................................              932                  --                  --                  15
Receivables:
  Dividends, Interest, and Tax Reclaims..........            4,591               5,006                 646               6,495
  Investment Securities Sold.....................            2,102              65,294                 628              11,709
  Fund Shares Sold...............................              834                 356                 617                 602
  Futures Variation Margin.......................              101                  --                  --                  --
Prepaid Expenses and Other Assets................               10                   5                  --                   1
                                                        ----------        ------------         -----------        ------------
    Total Assets.................................        3,234,146           1,942,107             994,507           1,530,939
                                                        ----------        ------------         -----------        ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned................           14,689              21,221              46,911              88,112
  Investment Securities Purchased................           63,979              50,994                 103              14,379
  Fund Shares Redeemed...........................              387                 418                  39                 312
Accrued Expenses and Other Liabilities...........              249                 310                  90                 443
                                                        ----------        ------------         -----------        ------------
    Total Liabilities............................           79,304              72,943              47,143             103,246
                                                        ----------        ------------         -----------        ------------
NET ASSETS.......................................       $3,154,842        $  1,869,164         $   947,364        $  1,427,693
                                                        ==========        ============         ===========        ============
SHARES OUTSTANDING $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)........              N/A         117,289,945          82,134,006         122,136,506
                                                        ==========        ============         ===========        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE......................................              N/A        $      15.94         $     11.53        $      11.69
                                                        ==========        ============         ===========        ============
Investments at Cost..............................       $2,577,130        $  1,584,186         $   944,887        $  1,339,118
                                                        ==========        ============         ===========        ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                                                                                       THE
                                                      THE JAPANESE        THE PACIFIC          THE UNITED          CONTINENTAL
                                                         SMALL             RIM SMALL         KINGDOM SMALL            SMALL
                                                        COMPANY             COMPANY             COMPANY              COMPANY
                                                         SERIES             SERIES               SERIES               SERIES
                                                     --------------       -----------       ----------------       ------------
ASSETS:
Investments at Value..........................        $   231,888          $129,301            $  103,796          $   222,170
Collateral for Securities Loaned..............             36,848            10,107                    --               22,477
Cash..........................................                 19                16                    15                   16
Receivables:
  Dividends, Interest, and Tax Reclaims.......              1,596               461                   482                1,425
  Investment Securities Sold..................                 --             1,455                   391                  126
                                                      -----------          --------            ----------          -----------
    Total Assets..............................            270,351           141,340               104,684              246,214
                                                      -----------          --------            ----------          -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.............             36,848            10,107                    --               22,477
  Investment Securities Purchased.............              1,560                13                    41                1,871
  Fund Shares Redeemed........................                  1                --                    --                   12
Accrued Expenses and Other Liabilities........                 70                61                    34                   67
                                                      -----------          --------            ----------          -----------
    Total Liabilities.........................             38,479            10,181                    75               24,427
                                                      -----------          --------            ----------          -----------
NET ASSETS....................................        $   231,872          $131,159            $  104,609          $   221,787
                                                      ===========          ========            ==========          ===========
SHARES OUTSTANDING $0.01 PAR VALUE (Unlimited
  Number of Shares Authorized)................                N/A               N/A                   N/A                  N/A
                                                      ===========          ========            ==========          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE...................................                N/A               N/A                   N/A                  N/A
                                                      ===========          ========            ==========          ===========
Investments at Cost...........................        $   410,943          $201,833            $   95,303          $   202,887
                                                      ===========          ========            ==========          ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                      THE U.S. LARGE   THE U.S. LARGE     THE U.S.         THE DFA
                                                         COMPANY         CAP VALUE        SMALL CAP     INTERNATIONAL
                                                          SERIES           SERIES          SERIES       VALUE SERIES
                                                      --------------   --------------    -----------    -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $0 and $2,516 respectively)...............       $  18,842        $ 16,778        $  3,399        $ 20,961
  Interest........................................             996              88             351             580
  Income from Securities Lending..................               7              55             732             951
                                                         ---------        --------        --------        --------
      Total Investment Income.....................          19,845          16,921           4,482          22,492
                                                         ---------        --------        --------        --------
EXPENSES
  Investment Advisory Services....................             386             887             127           1,481
  Accounting & Transfer Agent Fees................             231             327             156             392
  Custodian Fees..................................              51              84              40             193
  Legal Fees......................................              17               8               4               9
  Audit Fees......................................              21               9               4               9
  Shareholders' Reports...........................              26              13               2              20
  Trustees' Fees and Expenses.....................              16               4               4               8
  Other...........................................              53              55               4              55
                                                         ---------        --------        --------        --------
      Total Expenses..............................             801           1,387             341           2,167
                                                         ---------        --------        --------        --------
  NET INVESTMENT INCOME (LOSS)....................          19,044          15,534           4,141          20,325
                                                         ---------        --------        --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................         (21,418)        (30,052)         17,263          44,102
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................              --              --              --            (109)
  Net Realized Gain (Loss) on Futures.............         (10,725)             --              --              --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....        (111,571)        350,343         107,510         (52,921)
    Translation of Foreign Currency Denominated
      Amounts.....................................              --              --              --             487
    Futures.......................................             982              --              --              --
                                                         ---------        --------        --------        --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................        (142,732)        320,291         124,773          (8,441)
                                                         ---------        --------        --------        --------
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM
 OPERATIONS.......................................       $(123,688)       $335,825        $128,914        $ 11,884
                                                         =========        ========        ========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                            THE         THE
                                                                THE       PACIFIC      UNITED         THE
                                                              JAPANESE      RIM       KINGDOM     CONTINENTAL
                                                               SMALL       SMALL       SMALL         SMALL
                                                              COMPANY     COMPANY     COMPANY       COMPANY
                                                               SERIES      SERIES      SERIES       SERIES
                                                              --------    --------    --------    -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $301, $77,
    $798, and $638, respectively)...........................  $ 1,708      $2,178     $ 1,576       $ 3,337
  Interest..................................................      169          60          46            94
  Income from Securities Lending............................      282          65           1           178
                                                              -------      ------     -------       -------
      Total Investment Income...............................    2,159       2,303       1,623         3,609
                                                              -------      ------     -------       -------
EXPENSES
  Investment Advisory Services..............................      100          66          55           116
  Accounting & Transfer Agent Fees..........................      122          81          67           142
  Custodian Fees............................................       57          28          16            33
  Legal Fees................................................        1           1           1             2
  Audit Fees................................................        1           1           1             2
  Shareholders' Reports.....................................        2           2           2             3
  Trustees' Fees and Expenses...............................        1           1           1             1
  Other.....................................................        7           5           4            24
                                                              -------      ------     -------       -------
      Total Expenses........................................      291         185         147           323
                                                              -------      ------     -------       -------
  NET INVESTMENT INCOME (LOSS)..............................    1,868       2,118       1,476         3,286
                                                              -------      ------     -------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....   (1,963)       (335)      4,161         3,376
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................      (77)         (3)          1           (41)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   12,135       3,685      (1,299)       (2,151)
    Translation of Foreign Currency Denominated Amounts.....       52          (4)          3            27
                                                              -------      ------     -------       -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................   10,147       3,343       2,866         1,211
                                                              -------      ------     -------       -------
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM
 OPERATIONS.................................................  $12,015      $5,461     $ 4,342       $ 4,497
                                                              =======      ======     =======       =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (Amounts in thousands)


                                                                    THE U.S. LARGE               THE U.S. LARGE
                                                                    COMPANY SERIES              CAP VALUE SERIES
                                                              --------------------------   --------------------------
                                                               SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                                 ENDED          ENDED         ENDED          ENDED
                                                                MAY 31,       NOV. 30,       MAY 31,       NOV. 30,
                                                                  2001          2000           2001          2000
                                                              ------------   -----------   ------------   -----------
                                                              (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................   $   19,044    $   35,967     $   15,534    $   38,231
  Net Realized Gain (Loss) on Investment Securities Sold....      (21,418)      (23,065)       (30,052)      167,552
  Net Realized Gain (Loss) on Futures.......................      (10,725)       (1,770)            --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     (111,571)     (166,154)       350,343      (153,465)
    Futures.................................................          982          (881)            --            --
                                                               ----------    ----------     ----------    ----------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................     (123,688)     (155,903)       335,825        52,318
                                                               ----------    ----------     ----------    ----------

Distributions From:
  Net Investment Income.....................................           --            --        (10,246)      (36,997)
  Net Realized Gains........................................           --            --       (167,503)     (310,296)
                                                               ----------    ----------     ----------    ----------
    Total Distributions.....................................           --            --       (177,749)     (347,293)
                                                               ----------    ----------     ----------    ----------
Capital Share Transactions (1):
  Shares Issued.............................................           --            --         85,590       394,020
  Shares Issued in Lieu of Cash Distributions...............           --            --        171,459       344,153
  Shares Redeemed...........................................           --            --       (281,304)     (495,937)
                                                               ----------    ----------     ----------    ----------
  Net Increase (Decrease) from Capital Share Transactions...           --            --        (24,255)      242,236
                                                               ----------    ----------     ----------    ----------
Transactions in Interest
  Contributions.............................................      322,180       798,812             --            --
  Withdrawals...............................................     (182,462)     (279,159)            --            --
                                                               ----------    ----------     ----------    ----------
  Net Increase from Transactions in interest................      139,718       519,653             --            --
                                                               ----------    ----------     ----------    ----------
    Total Increase (Decrease)...............................       16,030       363,750        133,821       (52,739)
NET ASSETS
  Beginning of Period.......................................    3,138,812     2,775,062      1,735,343     1,788,082
                                                               ----------    ----------     ----------    ----------
  End of Period.............................................   $3,154,842    $3,138,812     $1,869,164    $1,735,343
                                                               ==========    ==========     ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................          N/A           N/A          5,741        26,884
   Shares Issued in Lieu of Cash Distributions..............                                    12,624        24,149
   Shares Redeemed..........................................                                   (19,040)      (33,556)
                                                                                            ----------    ----------
                                                                                                  (675)       17,477
                                                                                            ==========    ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                                   THE U.S. SMALL           THE DFA INTERNATIONAL
                                                                     CAP SERIES                  VALUE SERIES
                                                              -------------------------   --------------------------
                                                               SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                 ENDED         ENDED         ENDED          ENDED
                                                                MAY 31,       NOV. 30,      MAY 31,       NOV. 30,
                                                                  2001          2000          2001          2000
                                                              ------------   ----------   ------------   -----------
                                                              (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................   $   4,141     $   7,201     $   20,325    $   34,464
  Net Realized Gain (Loss) on Investment Securities Sold....      17,263       120,566         44,102        51,632
  Net Realized Gain ( Loss) on Foreign Currency
    Transactions............................................          --            --           (109)       (1,064)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     107,510      (120,728)       (52,921)      (89,106)
    Translation of Foreign Currency Denominated Amounts.....          --            --            487           (57)
                                                               ---------     ---------     ----------    ----------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................     128,914         7,039         11,884        (4,131)
                                                               ---------     ---------     ----------    ----------

Distributions From:
  Net Investment Income.....................................      (1,504)       (6,602)        (3,878)      (33,278)
  Net Realized Gains........................................    (119,590)      (58,823)       (53,326)     (100,340)
                                                               ---------     ---------     ----------    ----------
    Total Distributions.....................................    (121,094)      (65,425)       (57,204)     (133,618)
                                                               ---------     ---------     ----------    ----------
Capital Share Transactions (1):
  Shares Issued.............................................     115,654       408,007         70,923       390,621
  Shares Issued in Lieu of Cash Distributions...............     120,125        64,585         57,204       133,618
  Shares Redeemed...........................................     (64,386)     (232,141)      (208,595)     (493,386)
                                                               ---------     ---------     ----------    ----------
  Net Increase (Decrease) from Capital Share Transactions...     171,393       240,451        (80,468)       30,853
                                                               ---------     ---------     ----------    ----------
    Total Increase (Decrease)...............................     179,213       182,065       (125,788)     (106,896)
NET ASSETS
  Beginning of Period.......................................     768,151       586,086      1,553,481     1,660,377
                                                               ---------     ---------     ----------    ----------
  End of Period.............................................   $ 947,364     $ 768,151     $1,427,693    $1,553,481
                                                               =========     =========     ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................      10,516        31,035          6,001        31,537
   Shares Issued in Lieu of Cash Distributions..............      11,835         5,630          4,831        10,630
   Shares Redeemed..........................................      (6,053)      (18,695)       (17,356)      (39,481)
                                                               ---------     ---------     ----------    ----------
                                                                  16,298        17,970         (6,524)        2,686
                                                               =========     =========     ==========    ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                                    THE JAPANESE             THE PACIFIC RIM
                                                                SMALL COMPANY SERIES       SMALL COMPANY SERIES
                                                              ------------------------   ------------------------
                                                               SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                                 ENDED         ENDED        ENDED         ENDED
                                                                MAY 31,      NOV. 30,      MAY 31,      NOV. 30,
                                                                  2001         2000          2001         2000
                                                              ------------   ---------   ------------   ---------
                                                              (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................    $  1,868     $  2,702      $  2,118     $  6,633
  Net Realized Gain (Loss) on Investment Securities Sold....      (1,963)          75          (335)      14,211
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................         (77)         (23)           (3)         (73)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............      12,135      (21,858)        3,685      (44,272)
    Translation of Foreign Currency Denominated Amounts.....          52          (41)           (4)           3
                                                                --------     --------      --------     --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................      12,015      (19,145)        5,461      (23,498)
                                                                --------     --------      --------     --------

Transactions in Interest:
  Contributions.............................................      33,563       51,610         4,911        4,600
  Withdrawals...............................................      (9,824)     (39,023)      (11,101)     (32,973)
                                                                --------     --------      --------     --------
  Net Increase (Decrease) from Transactions in Interest.....      23,739       12,587        (6,190)     (28,373)
                                                                --------     --------      --------     --------
    Total Increase (Decrease)...............................      35,754       (6,558)         (729)     (51,871)
NET ASSETS
  Beginning of Period.......................................     196,118      202,676       131,888      183,759
                                                                --------     --------      --------     --------
  End of Period.............................................    $231,872     $196,118      $131,159     $131,888
                                                                ========     ========      ========     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                                 THE UNITED KINGDOM          THE CONTINENTAL
                                                                SMALL COMPANY SERIES       SMALL COMPANY SERIES
                                                              ------------------------   ------------------------
                                                               SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                                 ENDED         ENDED        ENDED         ENDED
                                                                MAY 31,      NOV. 30,      MAY 31,      NOV. 30,
                                                                  2001         2000          2001         2000
                                                              ------------   ---------   ------------   ---------
                                                              (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................    $  1,476     $  3,853      $  3,286     $  5,936
  Net Realized Gain (Loss) on Investment Securities Sold....       4,161        4,590         3,376       13,048
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................           1         (116)          (41)          71
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............      (1,299)     (14,675)       (2,151)     (11,756)
    Translation of Foreign Currency Denominated Amounts.....           3            3            27          (81)
                                                                --------     --------      --------     --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................       4,342       (6,345)        4,497        7,218
                                                                --------     --------      --------     --------
Transactions in Interest:
  Contributions.............................................       1,556       10,117         4,843       27,028
  Withdrawals...............................................     (11,095)     (26,093)      (14,277)     (59,890)
                                                                --------     --------      --------     --------
  Net Increase (Decrease) from Transactions in Interest.....      (9,539)     (15,976)       (9,434)     (32,862)
                                                                --------     --------      --------     --------
    Total Increase (Decrease)...............................      (5,197)     (22,321)       (4,937)     (25,644)
NET ASSETS
  Beginning of Period.......................................     109,806      132,127       226,724      252,368
                                                                --------     --------      --------     --------
  End of Period.............................................    $104,609     $109,806      $221,787     $226,724
                                                                ========     ========      ========     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   THE U.S. LARGE COMPANY SERIES
                           ------------------------------------------------------------------------------
                            SIX MONTHS       YEAR          YEAR          YEAR         YEAR        YEAR
                              ENDED          ENDED         ENDED         ENDED        ENDED       ENDED
                             MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,
                               2001          2000          1999          1998         1997        1996
---------------------------------------------------------------------------------------------   ---------
                           (UNAUDITED)
Net Asset Value,
  Beginning of
  Period (1).............          N/A+          N/A+          N/A+          N/A+        N/A+   $  13.48
                            ----------    ----------    ----------    ----------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS (1)
  Net Investment Income
    (Loss)...............           --            --            --            --          --        0.15
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......           --            --            --            --          --        1.41
                            ----------    ----------    ----------    ----------    --------    --------
    Total from Investment
      Operations.........           --            --            --            --          --        1.56
---------------------------------------------------------------------------------------------   ---------
LESS DISTRIBUTIONS (1)
  Net Investment
    Income...............           --            --            --            --          --        (.16)
  Net Realized Gains.....           --            --            --            --          --        (.08)
                            ----------    ----------    ----------    ----------    --------    --------
    Total
      Distributions......           --            --            --            --          --       (0.24)
---------------------------------------------------------------------------------------------   ---------
Net Asset Value, End of
  Period.................          N/A+          N/A+          N/A+          N/A+        N/A+   $  14.80
=============================================================================================   =========
Total Return (1).........          N/A+          N/A+          N/A+          N/A+        N/A+      11.60%#
---------------------------------------------------------------------------------------------   ---------
Net Assets, End of Period
  (thousands)............   $3,154,842    $3,138,812    $2,775,062    $1,557,174    $822,493    $466,441
Ratio of Expenses to
  Average Net Assets.....         0.05%*        0.06%         0.06%         0.06%       0.07%       0.12%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....         1.24%*        1.12%         1.27%         1.47%       1.75%       2.12%
Portfolio Turnover
  Rate...................           10%*           8%            4%            9%          4%         14%
---------------------------------------------------------------------------------------------   ---------

                                                   THE U.S. LARGE CAP VALUE SERIES
                           --------------------------------------------------------------------------------
                            SIX MONTHS       YEAR          YEAR          YEAR          YEAR         YEAR
                              ENDED          ENDED         ENDED         ENDED         ENDED        ENDED
                             MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                               2001          2000          1999          1998          1997         1996
-------------------------  --------------------------------------------------------------------------------
                           (UNAUDITED)
Net Asset Value,
  Beginning of
  Period (1).............   $    14.71    $    17.79    $    18.79    $    18.09    $    15.52    $  13.29
                            ----------    ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT
  OPERATIONS (1)
  Net Investment Income
    (Loss)...............         0.13          0.33          0.34          0.31          0.32        0.31
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......         2.69          0.04          0.46          1.71          3.38        2.57
                            ----------    ----------    ----------    ----------    ----------    --------
    Total from Investment
      Operations.........         2.82          0.37          0.80          2.02          3.70        2.88
-------------------------  --------------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment
    Income...............        (0.09)        (0.32)        (0.34)        (0.32)        (0.31)      (0.31)
  Net Realized Gains.....        (1.50)        (3.13)        (1.46)        (1.00)        (0.82)      (0.34)
                            ----------    ----------    ----------    ----------    ----------    --------
    Total
      Distributions......        (1.59)        (3.45)        (1.80)        (1.32)        (1.13)      (0.65)
-------------------------  --------------------------------------------------------------------------------
Net Asset Value, End of
  Period.................   $    15.94    $    14.71    $    17.79    $    18.79    $    18.09    $  15.52
=========================  ================================================================================
Total Return (1).........        21.07%#        3.06%         4.64%        11.93%        25.31%      22.48%
-------------------------  --------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)............   $1,869,164    $1,735,343    $1,788,082    $1,755,907    $1,489,996    $987,942
Ratio of Expenses to
  Average Net Assets.....         0.16%*        0.16%         0.16%         0.16%         0.18%       0.19%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....         1.76%*        2.20%         1.80%         1.67%         1.96%       2.37%
Portfolio Turnover
  Rate...................            7%*          26%           43%           25%           18%         20%
-------------------------  --------------------------------------------------------------------------------

*             Annualized
#             Non-annualized
(1)           For The U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective
              June 1, 1996 this Series was reorganized as a partnership, and these items are no longer applicable.
N/A+          Not applicable as The U.S. Large Company Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 THE U.S. SMALL CAP SERIES
                          ------------------------------------------------------------------------
                           SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                             ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                            MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                              2001         2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------   ---------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period...    $  11.67     $  12.24    $  11.46    $  13.82    $  12.56    $  11.26
                            --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)..............        0.05         0.11        0.10        0.10        0.11        0.13
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....        1.66         0.65        1.83       (1.28)       2.81        1.92
                            --------     --------    --------    --------    --------    --------
    Total from
      Investment
      Operations........        1.71         0.76        1.93       (1.18)       2.92        2.05
--------------------------------------------------------------------------------------   ---------
LESS DISTRIBUTIONS
  Net Investment
    Income..............       (0.02)       (0.11)      (0.11)      (0.10)      (0.10)      (0.13)
  Net Realized Gains....       (1.83)       (1.22)      (1.04)      (1.08)      (1.56)      (0.62)
                            --------     --------    --------    --------    --------    --------
    Total
      Distributions.....       (1.85)       (1.33)      (1.15)      (1.18)      (1.66)      (0.75)
--------------------------------------------------------------------------------------   ---------
Net Asset Value, End of
  Period................    $  11.53     $  11.67    $  12.24    $  11.46    $  13.82    $  12.56
======================================================================================   =========
Total Return............       16.83#        6.48%      18.62%      (8.98)%     26.47%      19.17%
--------------------------------------------------------------------------------------   ---------
Net Assets, End of
  Period (thousands)....    $947,364     $768,151    $586,086    $546,803    $432,833    $268,401
Ratio of Expenses to
  Average Net Assets....        0.08%*       0.08%       0.09%       0.09%       0.11%       0.13%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets....        0.98%*       0.99%       0.89%       0.88%       0.96%       1.05%
Portfolio Turnover
  Rate..................          13%*         38%         29%         29%         30%         32%
--------------------------------------------------------------------------------------   ---------

                                                  THE DFA INTERNATIONAL VALUE SERIES
                          ----------------------------------------------------------------------------------
                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                             ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                            MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                              2001          2000          1999          1998          1997          1996
------------------------  ----------------------------------------------------------------------------------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period...   $    12.07    $    13.18    $    11.95    $    10.90    $    11.79    $    10.55
                           ----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)..............         0.07          0.27          0.28          0.22          0.24          0.23
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....        (0.38)        (0.31)         1.29          1.13         (0.67)         1.32
                           ----------    ----------    ----------    ----------    ----------    ----------
    Total from
      Investment
      Operations........        (0.31)        (0.04)         1.57          1.35         (0.43)         1.55
------------------------  ----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..............        (0.03)        (0.26)        (0.31)        (0.27)        (0.22)        (0.23)
  Net Realized Gains....        (0.04)        (0.81)        (0.03)        (0.03)        (0.24)        (0.08)
                           ----------    ----------    ----------    ----------    ----------    ----------
    Total
      Distributions.....        (0.07)        (1.07)        (0.34)        (0.30)        (0.46)        (0.31)
------------------------  ----------------------------------------------------------------------------------
Net Asset Value, End of
  Period................   $    11.69    $    12.07    $    13.18    $    11.95    $    10.90    $    11.79
========================  ==================================================================================
Total Return............         0.59%#       (0.51)%       13.27%        12.50%        (3.84)%       14.85%
------------------------  ----------------------------------------------------------------------------------
Net Assets, End of
  Period (thousands)....   $1,427,693    $1,553,481    $1,660,377    $1,720,249    $1,582,086    $1,356,852
Ratio of Expenses to
  Average Net Assets....         0.29%*        0.29%         0.29%         0.29%         0.32%         0.36%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets....         2.75%*        2.13%         2.17%         1.90%         2.09%         2.23%
Portfolio Turnover
  Rate..................            7%*           9%            6%           15%           23%           12%
------------------------  ----------------------------------------------------------------------------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    THE JAPANESE SMALL COMPANY SERIES
                         ---------------------------------------------------------------------------------------
                          SIX MONTHS         YEAR           YEAR           YEAR           YEAR          AUG. 9
                            ENDED            ENDED          ENDED          ENDED          ENDED           TO
                           MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                             2001            2000           1999           1998           1997           1996
----------------------------------------------------------------------------------------------------------------
                         (UNAUDITED)
Net Asset Value,
  Beginning of                  N/A+            N/A+           N/A+           N/A+           N/A+           N/A+
  Period...............
                           --------        --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss).............          --              --             --             --             --             --
  Net Gains (Losses) on
    Securities
    (Realized and
    Unrealized)........          --              --             --             --             --             --
                           --------        --------       --------       --------       --------       --------
    Total from
      Investment
      Operations.......          --              --             --             --             --             --
-------------------------------------------------------------------------------------------------      ---------
LESS DISTRIBUTIONS
  Net Investment
    Income.............          --              --             --             --             --             --
  Net Realized Gains...          --              --             --             --             --             --
                           --------        --------       --------       --------       --------       --------
    Total
      Distributions....          --              --             --             --             --             --
-------------------------------------------------------------------------------------------------      ---------
Net Asset Value, End of
  Period...............         N/A+            N/A+           N/A+           N/A+           N/A+           N/A+
=================================================================================================      =========
Total Return...........         N/A+            N/A+           N/A+           N/A+           N/A+           N/A+
-------------------------------------------------------------------------------------------------      ---------
Net Assets, End of
  Period (thousands)...    $231,872        $196,118       $202,676       $190,004       $175,342       $329,682
Ratio of Expenses to
  Average Net Assets...        0.29%*          0.27%          0.28%          0.28%          0.29%          0.29%*
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets...        1.88%*          1.38%          1.10%          1.29%          0.93%          0.76%*
Portfolio Turnover
  Rate.................          12%*             6%             6%             8%            13%             2%*
-------------------------------------------------------------------------------------------------      ---------

                                                  THE PACIFIC RIM SMALL COMPANY SERIES
                         ---------------------------------------------------------------------------------------
                          SIX MONTHS         YEAR           YEAR           YEAR           YEAR          AUG. 9
                            ENDED            ENDED          ENDED          ENDED          ENDED           TO
                           MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                             2001            2000           1999           1998           1997           1996
-----------------------  ---------------------------------------------------------------------------------------
                         (UNAUDITED)
Net Asset Value,
  Beginning of                  N/A+            N/A+           N/A+           N/A+           N/A+           N/A+
  Period...............
                           --------        --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss).............          --              --             --             --             --             --
  Net Gains (Losses) on
    Securities
    (Realized and
    Unrealized)........          --              --             --             --             --             --
                           --------        --------       --------       --------       --------       --------
    Total from
      Investment
      Operations.......          --              --             --             --             --             --
-----------------------  ---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income.............          --              --             --             --             --             --
  Net Realized Gains...          --              --             --             --             --             --
                           --------        --------       --------       --------       --------       --------
    Total
      Distributions....          --              --             --             --             --             --
-----------------------  ---------------------------------------------------------------------------------------
Net Asset Value, End of
  Period...............         N/A+            N/A+           N/A+           N/A+           N/A+           N/A+
=======================  =======================================================================================
Total Return...........         N/A+            N/A+           N/A+           N/A+           N/A+           N/A+
-----------------------  ---------------------------------------------------------------------------------------
Net Assets, End of
  Period (thousands)...    $131,159        $131,888       $183,759       $139,881       $147,795       $231,481
Ratio of Expenses to
  Average Net Assets...        0.28%*          0.29%          0.48%          0.38%          0.40%          0.45%*
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets...        3.21%*          4.10%          2.95%          4.01%          2.45%          2.50%*
Portfolio Turnover
  Rate.................           8%*             7%            34%            26%            24%             8%*
-----------------------  ---------------------------------------------------------------------------------------

*         Annualized
#         Non-annualized
N/A+      Not applicable as The Japanese Small Company Series and The
          Pacific Rim Small Company Series are organized as
          partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             THE UNITED KINGDOM SMALL COMPANY SERIES
                                          -----------------------------------------------------------------------------
                                           SIX MONTHS       YEAR         YEAR         YEAR         YEAR        AUG. 9
                                             ENDED          ENDED        ENDED        ENDED        ENDED         TO
                                            MAY 31,       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                              2001          2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....         N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
                                            --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          --            --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          --            --           --           --           --           --
                                            --------      --------     --------     --------     --------     --------
    Total from Investment Operations....          --            --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................          --            --           --           --           --           --
  Net Realized Gains....................          --            --           --           --           --           --
                                            --------      --------     --------     --------     --------     --------
    Total Distributions.................          --            --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........         N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
=======================================================================================================================
Total Return............................         N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...    $104,609      $109,806     $132,127     $127,485     $171,851     $182,625
Ratio of Expenses to Average Net
  Assets................................        0.27%*        0.26%        0.26%        0.26%        0.25%        0.29%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................        2.70%*        3.06%        3.55%        3.66%        2.86%        2.94%*
Portfolio Turnover Rate.................           7%*          11%           5%          11%           4%           5%*
-----------------------------------------------------------------------------------------------------------------------

                                                              THE CONTINENTAL SMALL COMPANY SERIES
                                          -----------------------------------------------------------------------------
                                           SIX MONTHS       YEAR         YEAR         YEAR         YEAR        AUG. 9
                                             ENDED          ENDED        ENDED        ENDED        ENDED         TO
                                            MAY 31,       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                              2001          2000         1999         1998         1997         1996
----------------------------------------  -----------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....         N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
                                            --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          --            --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          --            --           --           --           --           --
                                            --------      --------     --------     --------     --------     --------
    Total from Investment Operations....          --            --           --           --           --           --
----------------------------------------  -----------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................          --            --           --           --           --           --
  Net Realized Gains....................          --            --           --           --           --           --
                                            --------      --------     --------     --------     --------     --------
    Total Distributions.................          --            --           --           --           --           --
----------------------------------------  -----------------------------------------------------------------------------
Net Asset Value, End of Period..........         N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
========================================  =============================================================================
Total Return............................         N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
----------------------------------------  -----------------------------------------------------------------------------
Net Assets, End of Period (thousands)...    $221,787      $226,724     $252,368     $304,402     $323,610     $335,882
Ratio of Expenses to Average Net
  Assets................................        0.28%*        0.28%        0.27%        0.27%        0.29%        0.31%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets....................        2.85%*        2.36%        1.92%        1.76%        1.84%        0.27%*
Portfolio Turnover Rate.................           2%*           9%          11%           1%           3%           8%*
----------------------------------------  -----------------------------------------------------------------------------

*         Annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At
May 31, 2001, the Trust consisted of twenty-four investment portfolios, of which eight are included in this section of the report and three are presented elsewhere in this report (collectively, the "Series"):

The U.S. Large Company Series                       The DFA International Value Series
The U.S. Large Cap Value Series                     The Japanese Small Company Series
The U.S. Small Cap Series                           The Pacific Rim Small Company Series
(the "Domestic Equity Portfolios")                  The United Kingdom Small Company Series
                                                    The Continental Small Company Series
                                                    (the "International Equity Portfolios")

    Effective April 1, 2001 The U.S. 6-10 Small Company Series changed its name to The U.S. Small Cap Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series and The DFA International Value Series to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their feeder funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series...............................      .025 of 1%
The U.S. Large Cap Value Series.............................       .10 of 1%
The U.S. Small Cap Series...................................       .03 of 1%
The DFA International Value Series..........................       .20 of 1%
The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                  OTHER INVESTMENT
                                                                     SECURITIES
                                                                ---------------------
                                                                PURCHASES     SALES
                                                                ---------   ---------
The U.S. Large Company Series...............................    $305,920    $148,274
The U.S. Large Cap Value Series.............................      59,097     279,950
The U.S. Small Cap Series...................................     112,197      55,813
The DFA International Value Series..........................      52,588     170,289
The Japanese Small Company Series...........................      36,956      11,208
The Pacific Rim Small Company Series........................       5,013       7,529
The United Kingdom Small Company Series.....................       3,817      11,939
The Continental Small Company Series........................       2,388      11,247

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of futures, investment securities, futures and foreign currencies for each Series were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The U.S. Large Company Series..............................      $876,848           $(294,104)     $ 582,744
The U.S. Large Cap Value Series............................       395,500            (129,631)       265,869
The U.S. Small Cap Series..................................       232,090            (233,466)        (1,376)
The DFA International Value Series.........................       291,727            (206,933)        84,794
The Japanese Small Company Series..........................        14,185            (196,130)      (181,945)
The Pacific Rim Small Company Series.......................        15,767             (88,877)       (73,110)
The United Kingdom Small Company Series....................        37,748             (29,259)         8,489
The Continental Small Company Series.......................        62,807             (43,524)        19,283

F. COMPONENTS OF NET ASSETS:

    At May 31, 2001, net assets consisted of (amounts in thousands):

                                                                                               UNREALIZED
                                                                                              APPRECIATION
                                                                             ACCUMULATED    (DEPRECIATION) OF
                                            ACCUMULATED      ACCUMULATED    NET REALIZED       INVESTMENT        UNREALIZED
                                                NET              NET           FOREIGN       SECURITIES AND     NET FOREIGN
                              PAID-IN       INVESTMENT        REALIZED        EXCHANGE           FOREIGN          EXCHANGE
                              CAPITAL      INCOME (LOSS)     GAIN (LOSS)     GAIN (LOSS)        CURRENCY        GAIN (LOSS)
                            -----------   ---------------   -------------   -------------   -----------------   ------------
The U.S. Large Cap Value
 Series...................  $1,625,615        $ 7,777         $(30,267)            --           $266,039              --
The U.S. Small Cap
 Series...................     928,346          3,457           14,743             --                818              --
The DFA International
 Value Series.............   1,283,817         18,300           40,596          $(109)            84,887            $202


                                           NUMBER OF
                             TOTAL NET       SHARES
                              ASSETS       AUTHORIZED
                            -----------   ------------
The U.S. Large Cap Value
 Series...................  $1,869,164      Unlimited
The U.S. Small Cap
 Series...................     947,364      Unlimited
The DFA International
 Value Series.............   1,427,693      Unlimited

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    3. FUTURES CONTRACTS. During the six months ended May 31, 2001, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 2001, Large Company had outstanding 57 long futures contracts on the S&P 500 Index, all of which expire on June 15, 2000. The value of such contracts on May 31, 2001 was $17,917,950, which resulted in an unrealized gain of $101,148.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2001, borrowings under the line with the domestic custodian bank were as follows:

                                          WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                           AVERAGE      AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
                                        INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                        -------------   ------------   -----------   --------   ---------------
The U.S. Large Company Series.........      7.25%        $1,628,000         1        $   328      $ 1,628,000
The U.S. Large Cap Value Series.......      6.97%         6,114,395        38         45,016       26,555,000
The DFA International Value Series....      7.25%         3,716,667         6          4,491       11,800,000

    There were no outstanding borrowings under the line of credit at May 31, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the International Equity Portfolios together with other DFA-advised portfolios an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing.There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities, UBS Warburg and Fuji Securities which were collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Series and value of collateral on overnight repurchase agreements at May 31, 2001, was as follows:

                                                                           VALUE OF            VALUE OF
                                                    MARKET VALUE OF     COLLATERAL AND       COLLATERAL ON
                                                   SECURITIES ON LOAN   IDEMNIFICATION   REPURCHASE AGREEMENTS
                                                   ------------------   --------------   ---------------------
Domestic Equity Portfolios
The U.S. Large Company Series....................     $13,992,660         $14,689,100         $13,141,078
The U.S. Large Cap Value Series..................      19,634,614          21,221,400          21,893,097
The U.S. Small Cap Series........................      32,802,369          46,910,759          48,395,571

International Equity Portfolios
The DFA International Value Series...............      82,881,220          88,111,915          91,203,269
The Japanese Small Company Series................      35,038,078          36,847,940          38,366,653
The Pacific Rim Small Company Series.............       7,379,530          10,107,024          11,188,010
The Continental Small Company Series.............      21,101,179          22,477,084          23,096,157